As filed with the Securities and Exchange Commission on March 27, 2026
Securities Act of 1933 Registration No. 2‑80543
Investment Company Act of 1940 Registration No. 811‑03605

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 114	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 147	☒
(Check appropriate box or boxes)

NORTHERN INSTITUTIONAL FUNDS
(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of Principal Executive Offices)
800‑637‑1380
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Michael Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, Pennsylvania 19103	Kevin P. O’Rourke Jose J. Del Real The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on April 1, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MONEY MARKET PORTFOLIOS

NORTHERN INSTITUTIONAL FUNDS

TREASURY PORTFOLIO
SHARES (NITXX)
SERVICE SHARES
PREMIER SHARES (NTPXX)
TREASURY INSTRUMENTS PORTFOLIO
SHARES (NTYXX)
SERVICE SHARES
PREMIER SHARES (NPYXX)
U.S. GOVERNMENT PORTFOLIO
SHARES (BNGXX)
SERVICE SHARES (BGCXX)
PREMIER SHARES (BGDXX)
U.S. GOVERNMENT SELECT PORTFOLIO
SHARES (BGSXX)
SERVICE SHARES (BSCXX)
PREMIER SHARES (BSDXX)
Prospectus dated April 1, 2026

You could lose money by investing in the Portfolios.
Although each of the Portfolios seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in a Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor is not required to reimburse the Portfolios for losses, and you should not expect that the sponsor will provide financial support to the Portfolios at any time, including during periods of market stress.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Service Shares of Treasury Portfolio, Treasury Instruments Portfolio and U.S. Government Portfolio, and Premier Shares of U.S. Government Portfolio and U.S. Government Select Portfolio shares are not currently for sale or available for purchase.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

3	PORTFOLIO SUMMARIES

	3	TREASURY PORTFOLIO

	11	TREASURY INSTRUMENTS PORTFOLIO

	19	U.S. GOVERNMENT PORTFOLIO

	28	U.S. GOVERNMENT SELECT PORTFOLIO

38	INVESTMENT ADVISER

39	MANAGEMENT FEES

40	OTHER PORTFOLIO SERVICES

41	PURCHASING AND SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

	41	INVESTORS

	41	SHARE CLASSES

	42	PURCHASING SHARES, SERVICE SHARES AND PREMIER SHARES

	42	OPENING AN ACCOUNT

	43	SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

44	ACCOUNT POLICIES AND OTHER INFORMATION

51	DISTRIBUTIONS AND TAX CONSIDERATIONS

53	SECURITIES, TECHNIQUES AND RISKS

	53	ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

60	FINANCIAL HIGHLIGHTS

68	FOR MORE INFORMATION

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

PORTFOLIO SUMMARIES
TREASURY PORTFOLIO—SHARES
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in U.S. Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares

Management Fees	0.13%

Other Expenses	0.02%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.00%

Total Annual Portfolio Operating Expenses	0.15%

Expense Reimbursement(1)	0.00%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.15%

(1)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.15%. This contractual limitation may not be terminated before April 1, 2027 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares	$15	$48	$85	$192
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash;

∎	Short-term bills, notes, including floating rate notes, and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); and

∎	Repurchase agreements collateralized fully by cash or Treasury Obligations.
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations and repurchase agreements collateralized solely by Treasury Obligations. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SHARES
exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SHARES
paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.
CALENDAR YEAR TOTAL RETURNS (SHARES)*

* For the periods shown in the bar chart above:

highest quarterly return	1.33%	fourth quarter of 2023
lowest quarterly return	0.00%	first quarter of 2021

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SHARES

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Shares	4.19%	3.12%	2.08%
The 7‑day yield for Shares of the Portfolio as of December 31, 2025: 3.68%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.
You may also purchase Shares of the Portfolio through an institutional account at Northern Trust (or an affiliate) or an authorized intermediary with no minimum initial or subsequent investment minimum. The Shares class of the Portfolio is not offered for purchase through Northern Trust custody sweep.
If you purchase, sell (redeem) or exchange Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SERVICE SHARES AND PREMIER SHARES
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in U.S. Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold, and sell Service Shares and Premier Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Service Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares		Premier Shares

Management Fees	0.13%		0.13%

Other Expenses	0.02%	(1)	0.07%

Transfer Agent Fees	0.02%		0.02%

Service Fees	None		0.05%

Other Operating Expenses	0.00%		0.00%

Total Annual Portfolio Operating Expenses	0.15%		0.20%

Expense Reimbursement(2)	0.00%		0.00%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.15%		0.20%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.15%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2027 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$15	$48	$85	$192
Premier Shares	$20	$64	$113	$255
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash;

∎	Short-term bills, notes, including floating rate notes, and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); and

∎	Repurchase agreements collateralized fully by cash or Treasury Obligations.
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations and repurchase agreements collateralized solely by Treasury Obligations. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SERVICE SHARES AND PREMIER SHARES
exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SERVICE SHARES AND PREMIER SHARES
Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. As of December 31, 2025, there were no Service Shares outstanding for the Portfolio. Service Shares would have similar annual returns when compared with Premier Shares because each class is invested in the same portfolio of securities. The annual return of Premier Shares would differ from those of Service Shares only to the extent that the classes do not have the same expenses.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

CALENDAR YEAR TOTAL RETURNS (PREMIER SHARES)*

* For the periods shown in the bar chart above:

highest quarterly return	1.32%	fourth quarter of 2023
lowest quarterly return	0.00%	fourth quarter of 2020
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	Inception Date	1 Year	5 Years	Since Inception
Premier Shares	08/01/2016	4.13%	3.08%	2.16%
The 7‑day yield for Premier Shares of the Portfolio as of December 31, 2025:3.63%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
Under the Service Plan for Premier Shares, Northern Institutional Funds (the “Trust”) has entered into a servicing agreement with The Northern Trust Company (“TNTC”) under which TNTC has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares. In exchange for these services, TNTC, as servicing agent, receives an annual fee of 0.05% of the average daily net assets of the Premier Shares of the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
There is no minimum initial or subsequent investment required for purchases of Service Shares through an authorized intermediary. Premier Shares of the Portfolio are currently offered only through Northern Trust custody sweep. There is no minimum initial or subsequent investment required for purchases of Premier Shares. Service Shares of the Portfolio are not currently offered for sale or available for purchase.
If you purchase, sell (redeem) or exchange Service Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

On any business day, you may sell (redeem) or exchange Premier Shares of the Portfolio through your custody sweep account by contacting your Northern Trust account representative.
TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SHARES

INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares

Management Fees	0.16%

Other Expenses	0.02%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.00%

Total Annual Portfolio Operating Expenses	0.18%

Expense Reimbursement(1)	0.00%

Total Annual Portfolio Operating Expenses After Expense Reimbursement(2)	0.18%

(1)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.18%. This contractual limitation may not be terminated before April 1, 2027 without the approval of the Board of Trustees.

(2)
The Total Annual Portfolio Operating Expenses After Expense Reimbursement do not correlate to the Portfolio’s ratio of average net assets to expenses, net of waivers, reimbursements and credits, included in the Portfolio’s Financial Highlights in the Portfolio’s complete Prospectus, which reflect voluntary expense reimbursements made by NTI to the Portfolio. Such voluntary reimbursements may be discontinued at any time.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares	$18	$58	$101	$230
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash; and

∎	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SHARES
exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SHARES
shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.
CALENDAR YEAR TOTAL RETURNS (SHARES)*

* For the periods shown in the bar chart above:

highest quarterly return	1.07%	first quarter of 2025
lowest quarterly return	0.99%	fourth quarter of 2025

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	13	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SHARES
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	Inception Date	1 Year	Since Inception
Shares	10/07/24	4.26%	4.35%
The 7‑day yield for Shares of the Portfolio as of December 31, 2025: 3.75%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.
You may also purchase Shares of the Portfolio through an institutional account at Northern Trust (or an affiliate) or an authorized intermediary with no minimum initial or subsequent investment minimum.
If you purchase, sell (redeem) or exchange Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold, and sell Service Shares and Premier Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Service Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares		Premier Shares

Management Fees	0.16%		0.16%

Other Expenses	0.02%	(1)	0.07%

Transfer Agent Fees	0.02%		0.02%

Service Fees	None		0.05%

Other Operating Expenses	0.00%		0.00%

Total Annual Portfolio Operating Expenses	0.18%		0.23%

Expense Reimbursement(2)	0.00%		0.00%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.18%		0.23%	(3)

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.18%. This contractual limitation may not be terminated before April 1, 2027 without the approval of the Board of Trustees.

(3)
The Total Annual Portfolio Operating Expenses After Expense Reimbursement do not correlate to the Portfolio’s ratio of average net assets to expenses, net of waivers, reimbursements and credits, included in the Portfolio’s Financial Highlights in the Portfolio’s complete Prospectus, which reflect voluntary expense reimbursements made by NTI to the Portfolio. Such voluntary reimbursements may be discontinued at any time.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$18	$58	$101	$230
Premier Shares	$24	$74	$130	$293
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash; and

∎	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar- weighted average portfolio maturity as determined without

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	15	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES
exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES
sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. As of December 31, 2025, there were no Service Shares outstanding for the Portfolio. Service Shares would have similar annual returns when compared with Premier Shares because each class is invested in the same portfolio of securities. The annual return of Premier Shares would differ from those of Service Shares only to the extent that the classes do not have the same expenses.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	17	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

CALENDAR YEAR TOTAL RETURNS (PREMIER SHARES)*

* For the periods shown in the bar chart above:

highest quarterly return	1.06%	first quarter of 2025
lowest quarterly return	0.98%	fourth quarter of 2025
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	Inception Date	1 Year	Since Inception
Premier Shares	06/11/2024	4.21%	4.49%
The 7‑day yield for Premier Shares of the Portfolio as of December 31, 2025:3.70%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial or subsequent investment. There is no minimum initial or subsequent investment required for purchases of Premier Shares. As of December 31, 2025, there were no Service Shares outstanding for the Portfolio.
If you purchase, sell (redeem) or exchange Service Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

On any business day, you may sell (redeem) or exchange Premier Shares of the Portfolio through your custody sweep account by contacting your Northern Trust account representative.
TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SHARES
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares

Management Fees	0.23%

Other Expenses	0.03%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.01%

Total Annual Portfolio Operating Expenses	0.26%

Expense Reimbursement(1)	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.25%

(1)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.25%. This contractual limitation may not be terminated before April 1, 2027 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares	$26	$83	$145	$330
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, or sponsored enterprises; and repurchase agreements that are fully collateralized by cash or government securities. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	19	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SHARES
floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Portfolio earlier than expected. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Portfolio’s returns. The Portfolio may also lose any premium it paid to purchase the securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SHARES
support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	21	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SHARES

CALENDAR YEAR TOTAL RETURNS (SHARES)*

* For the periods shown in the bar chart above:

highest quarterly return	1.31%	fourth quarter of 2023
lowest quarterly return	0.00%	second quarter of 2021
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Shares	4.12%	3.06%	2.01%
The 7‑day yield for Shares of the Portfolio as of December 31, 2025: 3.59%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.
You may also purchase Shares of the Portfolio through an institutional account at Northern Trust (or an affiliate) or an authorized intermediary with no minimum initial or subsequent investment minimum.
If you purchase, sell (redeem) or exchange Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SERVICE AND PREMIER SHARES
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold, and sell Service Shares and Premier Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Service Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares	Premier Shares

Management Fees	0.23%	0.23%

Other Expenses(1)	0.03%	0.03%

Transfer Agent Fees	0.02%	0.02%

Service Fees	None	None

Other Operating Expenses	0.01%	0.01%

Total Annual Portfolio Operating Expenses	0.26%	0.26%

Expense Reimbursement(2)	(0.01)%	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.25%	0.25%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.25%. This contractual limitation may not be terminated before April 1, 2027 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$26	$83	$145	$330
Premier Shares	$26	$83	$145	$330
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, or sponsored enterprises; and repurchase agreements that are fully collateralized by cash or government securities. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	23	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SERVICE AND PREMIER SHARES
by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Portfolio earlier than expected. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Portfolio’s returns. The Portfolio may also lose any premium it paid to purchase the securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SERVICE AND PREMIER SHARES
support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. As of December 31, 2025, there were no Service Shares or Premier Shares outstanding for the Portfolio. The total return for periods prior to November 23, 2021, reflects the performance of the Portfolio’s Service Shares. On November 23, 2021, the Portfolio’s Service Shares ceased operations. Performance information after that date reflects that of the Portfolio’s Shares. Service Shares and Premier Shares would have similar

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	25	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SERVICE AND PREMIER SHARES
annual returns when compared with Shares because each class is invested in the same portfolio of securities. The annual return of the Shares class would differ from those of Service Shares and Premier Shares only to the extent that the classes do not have the same expenses.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.
CALENDAR YEAR TOTAL RETURNS (SERVICE SHARES)*

* For the periods shown in the bar chart above:

highest quarterly return	1.31%	fourth quarter of 2023
lowest quarterly return	0.00%	second quarter of 2021
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Service Shares	4.12%	3.06%	2.01%
The 7‑day yield for Shares of the Portfolio as of December 31, 2025: 3.59%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
There is no minimum initial or subsequent investment required for purchases of Service Shares through an authorized intermediary and there is no minimum initial or subsequent investment required for purchases of Premier Shares. Service Shares and Premier Shares of the Portfolio are not currently offered for sale or available for purchase.
If you purchase, sell (redeem) or exchange Service Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

On any business day, you may sell (redeem) or exchange Premier Shares of the Portfolio through your custody sweep account by contacting your Northern Trust account representative.
TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SERVICE AND PREMIER SHARES

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	27	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SHARES
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares

Management Fees	0.18%

Other Expenses	0.03%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.01%

Total Annual Portfolio Operating Expenses	0.21%

Expense Reimbursement(1)	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement(2)	0.20%

(1)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.20%. This contractual limitation may not be terminated before April 1, 2027 without the approval of the Board of Trustees.

(2)
The Total Annual Portfolio Operating Expenses After Expense Reimbursement do not correlate to the Portfolio’s ratio of average net assets to expenses, net of waivers, reimbursements and credits, included in the Portfolio’s Financial Highlights in the Portfolio’s complete Prospectus, which reflect voluntary expense reimbursements made by NTI to the Portfolio. Such voluntary reimbursements may be discontinued at any time.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares	$20	$67	$117	$267
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, or sponsored enterprises; and repurchase agreements that are fully collateralized by cash or government securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

∎	U.S. Treasury bills;

∎	U.S. Treasury notes;

∎	U.S. Treasury STRIPS;

∎	securities issued by the Federal Home Loan Bank (FHLB);

∎	securities issued by the Federal Farm Credit Bank (FFCB); and

∎	securities issued by the Tennessee Valley Authority.
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SHARES
apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Portfolio earlier than expected. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Portfolio’s returns. The Portfolio may also lose any premium it paid to purchase the securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	29	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SHARES
floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SHARES

The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.
CALENDAR YEAR TOTAL RETURNS (SHARES)*

* For the periods shown in the bar chart above:

highest quarterly return	1.32%	fourth quarter of 2023
lowest quarterly return	0.00%	third quarter of 2020
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Shares	4.20%	3.11%	2.06%
The 7‑day yield for Shares of the Portfolio as of December 31, 2025: 3.66%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.

MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.
You may also purchase Shares of the Portfolio through an institutional account at Northern Trust (or an affiliate) or an authorized intermediary with no minimum initial or subsequent investment minimum.
If you purchase, sell (redeem) or exchange Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	31	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SHARES
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SERVICE AND PREMIER SHARES
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold, and sell Service Shares and Premier Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Service Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares		Premier Shares

Management Fees	0.18%		0.18%

Other Expenses	0.03%		0.03%	(1)

Transfer Agent Fees	0.02%		0.02%

Service Fees	None		None

Other Operating Expenses	0.01%		0.01%

Total Annual Portfolio Operating Expenses	0.21%		0.21%

Expense Reimbursement(2)	(0.01)%		(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.20%	(3)	0.20%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.20%. This contractual limitation may not be terminated before April 1, 2027 without the approval of the Board of Trustees.

(3)
The Total Annual Portfolio Operating Expenses After Expense Reimbursement do not correlate to the Portfolio’s ratio of average net assets to expenses, net of waivers, reimbursements and credits, included in the Portfolio’s Financial Highlights in the Portfolio’s complete Prospectus, which reflect voluntary expense reimbursements made by NTI to the Portfolio. Such voluntary reimbursements may be discontinued at any time.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$20	$67	$117	$267
Premier Shares	$20	$67	$117	$267
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, or sponsored enterprises; and repurchase agreements that are fully collateralized by cash or government securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

∎	U.S. Treasury bills;

∎	U.S. Treasury notes;

∎	U.S. Treasury STRIPS;

∎	securities issued by the Federal Home Loan Bank (FHLB);

∎	securities issued by the Federal Farm Credit Bank (FFCB); and

∎	securities issued by the Tennessee Valley Authority.
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	33	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SERVICE AND PREMIER SHARES

The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Portfolio earlier than expected. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SERVICE AND PREMIER SHARES
reduce the Portfolio’s returns. The Portfolio may also lose any premium it paid to purchase the securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	35	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SERVICE AND PREMIER SHARES
the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. As of December 31, 2025, there were no Premier Shares outstanding for the Portfolio. Premier Shares would have similar annual returns when compared with Service Shares because each class is invested in the same portfolio of securities. The annual return of Service Shares would differ from those of Premier Shares only to the extent that the classes do not have the same expenses.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield or by calling 800‑637‑1380.
CALENDAR YEAR TOTAL RETURNS (SERVICE SHARES)*

* For the periods shown in the bar chart above:

highest quarterly return	1.32%	fourth quarter of 2023
lowest quarterly return	0.00%	third quarter of 2020
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Service Shares	4.20%	3.11%	2.06%
The 7‑day yield for Service Shares of the Portfolio as of December 31, 2025: 3.66%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial or subsequent investment. There is no minimum initial or subsequent investment required for purchases of Premier Shares. Premier Shares of the Portfolio are not currently offered for sale or available for purchase.
If you purchase, sell (redeem) or exchange Service Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SERVICE AND PREMIER SHARES

On any business day, you may sell (redeem) or exchange Premier Shares of the Portfolio through your custody sweep account by contacting your Northern Trust account representative.
TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	37	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

INVESTMENT ADVISER
This Prospectus describes four money market portfolios (each a “Portfolio,” collectively the “Portfolios”) which are currently offered by Northern Institutional Funds (the “Trust”).
Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Portfolios and is responsible for their overall administration. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.
NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.
Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Unless otherwise indicated, NTI and The Northern Trust Company (“TNTC”) are referred to collectively in this Prospectus as “Northern Trust.”
As of December 31, 2025, Northern Trust Corporation, through its affiliates, had assets under investment management of approximately $1.8 trillion and assets under custody of approximately $14.9 trillion.
Under the Management Agreements with the Trust, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, is responsible for making investment decisions for the Portfolios and for placing purchase and sale orders for portfolio securities, as well as for providing administration services to the Portfolios.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

MANAGEMENT FEES
As compensation for advisory services and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates. The table below reflects the aggregate management fees paid by each of the Portfolios for the fiscal year ended November 30, 2025, after waivers and/or reimbursements, if any (expressed as a percentage of each Portfolio’s respective average daily net assets).
NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain fees and expenses shown in the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio’s Portfolio Summary) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the footnote to the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio’s Portfolio Summary. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” for the Portfolios may be higher than the contractual limitation for the Portfolios as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2027. The contractual expense reimbursement arrangement will continue automatically thereafter for periods of one year (each such one‑year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.
Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.
A discussion regarding the Board of Trustees’ basis for its approval of the Portfolios’ Management Agreements is available in the Portfolios’ filing on Form N‑CSR for the six‑month period ended May 31, 2025.

Aggregate Management Fees Paid for Fiscal Year Ended 11/30/2025 after waivers and/or reimbursements, if any
TREASURY PORTFOLIO	0.13%
TREASURY INSTRUMENTS PORTFOLIO	0.03%
U.S. GOVERNMENT PORTFOLIO	0.23%
U.S. GOVERNMENT SELECT PORTFOLIO	0.15%

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	39	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

OTHER PORTFOLIO SERVICES

TNTC serves as Transfer Agent and Custodian for each Portfolio. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. TNTC also performs certain administrative services for the Portfolios pursuant to a sub‑administration agreement with NTI. NTI pays TNTC for its sub‑administration services out of its management fees, which do not represent additional expenses to the Portfolios.
TNTC, as Transfer Agent, is entitled to transfer agent fees at an annual rate of 0.015% of the average daily net assets of each Portfolio. TNTC, as Custodian, receives an amount based on a pre‑determined schedule of charges approved by the Trust’s Board of Trustees.
TNTC, NTI and other Northern Trust affiliates may provide other services to the Portfolios and receive compensation for such services if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no‑action letters issued by the SEC thereunder. Unless required, investors in a Portfolio may or may not receive specific notice of such additional services and fees.
Shares of the Trust are distributed by Northern Funds Distributors, LLC (“NFD”), a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), 190 Middle St., Suite 301, Portland, Maine, 04101. NFD is not affiliated with TNTC, NTI or any other Northern Trust affiliate.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

PURCHASING AND SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

THE TRUST OFFERS FOUR MONEY MARKET PORTFOLIOS TO INSTITUTIONAL INVESTORS IN THIS PROSPECTUS.

The descriptions in the Portfolio Summaries may help you decide whether a Portfolio or Portfolios fit your investment needs. Keep in mind, however, that no guarantee can be made that a Portfolio will meet its investment objective and no Portfolio should be relied upon as a complete investment program.
INVESTORS
Institutional investors (“Institutions”), acting on their own behalf or on behalf of customers and other beneficial owners (“Customers”), may invest in the Shares class of each Portfolio.
Institutions, acting on their own behalf or on behalf of Customers and entering into servicing agreements with the Trust (“Servicing Agreements”), may invest in the Service Shares class and Premier Shares class of each Portfolio.
Institutions are:

∎
Authorized third party financial intermediaries (including retirement plans and plan sponsors, banks, trust companies, brokers, investment advisers, cash portal providers, and other money managers), acting on their own behalf or on behalf of Customers; and

∎
Clients of Northern Trust Corporate and Institutional Services, Northern Trust Foundation and Institutional Advisors and Northern Trust Global Family Office who are corporations, partnerships, business trusts and other institutions and organizations, and clients of Northern Trust Wealth Management having at least $500 million in total assets at Northern Trust.

SHARE CLASSES
Each Portfolio is authorized to offer three classes of shares: Shares, Service Shares, and Premier. The Treasury Portfolio, Treasury Instruments Portfolio and U.S. Government Select Portfolio are also authorized to offer an additional share class, Siebert Williams Shank Shares, which are described in a separate prospectus. The Treasury Instruments Portfolio is authorized to offer Digital Enabled Shares, which are described in a separate prospectus. Except for the U.S. Government Select Portfolio, Service Shares for each Portfolio are not currently offered to investors. With the exception of the Treasury Portfolio and Treasury Instruments Portfolio, Premier Shares of each Portfolio are not currently offered to investors. The Premier Shares of the Treasury Portfolio and Treasury Instruments Portfolio are currently offered only through a Northern Trust custody sweep account.

∎	Shares do not provide for payments by the Portfolio to Institutions for administrative support or shareholder liaison services.

∎	Service Shares are designed for certain Institutions that agree with the Portfolio to provide (or arrange for the provision of) administrative support services to Customers.

∎
Premier Shares are designed for certain Institutions that agree with the Portfolio to provide (or arrange for the provision of) administrative support and shareholder liaison services to Customers. With the exception of the Treasury Portfolio and Treasury Instruments Portfolio, Premier Shares of each Portfolio are not currently offered to investors.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except service fee amounts payable under the Service Plan that has been adopted for the Portfolio’s Service Shares and Premier Shares, or any other incremental expenses identified to be properly allocated to a specific share class. The Service Plan provides for payments at an annual rate of 0.00% of the average daily net asset value (“NAV”) of Service Shares of the each of the Portfolios and 0.00% of the average daily NAV of Premier Shares of the U.S. Government and U.S. Government Select Portfolios.
Under the Service Plan for Premier Shares of the Treasury Portfolio and Treasury Instruments Portfolio, the Trust has entered into a servicing agreement with The Northern Trust Company (“TNTC”) under which TNTC has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares. In exchange for these services, TNTC, as servicing agent, receives an annual fee of 0.05% of the average daily net assets of the Premier Shares of each of the Treasury Portfolio and Treasury Instruments Portfolio.
Please note that the fee and expense information shown under “Fees and Expenses of the Portfolio” in the Portfolio Summaries does not reflect any charges that may be imposed by TNTC, its affiliates, financial intermediaries and other institutions on their Customers (as defined above). (For more information, please see “Account Policies and Other Information—Financial Intermediaries.”)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	41	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

PURCHASING SHARES, SERVICE SHARES AND PREMIER SHARES
Institutions who do not have accounts with Northern Trust may open an account directly with the Trust generally with a minimum initial investment of $5 million in one or more of the Shares classes of the investment portfolios of the Trust.
There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of the Shares class of a Portfolio. There is no minimum initial investment for purchases of Portfolio shares through an account at Northern Trust (or an affiliate) or an authorized third party financial intermediary.
The Shares class of the Treasury Portfolio and Treasury Instruments Portfolio is not offered for purchase through Northern Trust custody sweep. Except for the U.S. Government Select Portfolio, Service Shares for each Portfolio are not currently offered. There is no minimum initial investment required for purchases of Service Shares through an authorized intermediary.
Except for the Treasury Portfolio and Treasury Instruments Portfolio, Premier Shares for each Portfolio are not currently offered. Premier Shares of Treasury Portfolio and Treasury Instruments Portfolio are currently offered only through Northern Trust custody sweep. There is no minimum investment required for purchase of Premier Shares of Treasury Portfolio or Treasury Instruments Portfolio.
OPENING AN ACCOUNT
THROUGH AN INSTITUTIONAL ACCOUNT. If you are opening an institutional account at Northern Trust, a Northern Trust representative can assist you with all phases of your investment. To purchase Shares, Service Shares or Premier Shares through an account, contact your Northern Trust representative for further information.
THROUGH AN AUTHORIZED INTERMEDIARY. The Trust may authorize certain Institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase orders from their Customers on behalf of the Portfolios. See “Account Policies and Other Information—Financial Intermediaries” for additional information regarding purchases of Shares, Service Shares and Premier Shares through authorized intermediaries. If you purchase shares through an authorized intermediary, that intermediary may impose different investment minimums than those set forth by the Portfolios as described in this Prospectus. The Portfolios are not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
DIRECTLY FROM THE TRUST. An Institution may open a shareholder account and purchase Shares, Service Shares and Premier Shares directly from the Trust as described above under “Purchasing Shares, Service Shares and Premier Shares.”
For your convenience, there are a number of ways to invest directly in the Portfolios:
BY MAIL

∎	Read this Prospectus carefully.

∎	Complete and sign the New Account Application.

∎	Include acceptable evidence of authority (if applicable).

∎	Enclose a check or Federal Reserve draft payable to Northern Institutional Funds.

∎	Mail your check, acceptable evidence of authority (if applicable) and completed New Account Application to:
Northern Institutional Funds
P.O. Box 75986
Chicago, Illinois 60675-5986

∎	Additional documentation may be required to fulfill the requirements of the “Customer Identification Program.”
All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.

∎	For overnight delivery, use the following address:
Northern Institutional Funds
c/o The Northern Trust Company 333 South Wabash Ave Chicago, Illinois 60604
BY TELEPHONE
TO OPEN A NEW ACCOUNT:

∎	For more information or instructions regarding the purchase of Shares, Service Shares or Premier Shares, call the Northern Institutional Funds Center at 800‑637‑1380.
TO ADD TO AN EXISTING ACCOUNT, PLEASE PROVIDE:

∎	The Institution’s name

∎	Your account number

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER
TO OPEN A NEW ACCOUNT:

∎	For more information or instructions regarding the purchase of Shares, Service Shares or Premier Shares, call the Northern Institutional Funds Center at 800‑637‑1380.
TO ADD TO AN EXISTING ACCOUNT:

∎	Have your bank wire federal funds or effect an ACH transfer to:
The Northern Trust Company
Chicago, Illinois
ABA Routing No. 0710-00152
(Reference 10‑Digit Portfolio account number, with no spaces (e.g., ##########))
(Reference Shareholder’s Name)
SELLING SHARES, SERVICE SHARES AND PREMIER SHARES
THROUGH AN INSTITUTIONAL ACCOUNT. Institutions may sell (redeem) Shares, Service Shares and Premier Shares through their institutional account by contacting their Northern Trust account representative.
THROUGH AN AUTHORIZED INTERMEDIARY. Institutions that purchase Shares, Service Shares and Premier Shares from an authorized intermediary may sell (redeem) their Shares, Service Shares and Premier Shares by contacting their financial intermediary. See “Account Policies and Other Information— Financial Intermediaries” for additional information regarding sales (redemptions) of Shares, Service Shares and Premier Shares through authorized intermediaries.
DIRECTLY THROUGH THE TRUST. Institutions that purchase Shares, Service Shares and Premier Shares directly from the Trust may redeem their Shares, Service Shares or Premier Shares through the Transfer Agent in one of the following ways:
BY MAIL
SEND A WRITTEN REQUEST TO:
Northern Institutional Funds
P.O. Box 75986
Chicago, Illinois 60675-5986
For overnight delivery, use the following address:
Northern Institutional Funds
c/o The Northern Trust Company
333 South Wabash Ave
Chicago, Illinois 60604
THE LETTER OF INSTRUCTION MUST INCLUDE:

∎	The signature of a duly authorized person (A signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”) also may be required.)

∎	Your account number

∎	The name of the Portfolio

∎	The number of Shares, Service Shares or Premier Shares and the dollar amount to be redeemed
BY TELEPHONE

∎	Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under “Selling Shares, Service Shares and Premier Shares—By Mail.”

BY WIRE
If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated bank account.

∎	Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎	The minimum amount that may be redeemed by this method is $10,000.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	43	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

ACCOUNT POLICIES AND OTHER INFORMATION
PURCHASE AND REDEMPTION MINIMUMS. There is generally a minimum initial investment of $5 million in the Shares classes of the Portfolios of the Trust when purchasing shares directly with the Trust. This minimum does not apply, however, to Portfolio shares purchased through a Northern Trust cash sweep program, or any Portfolio shares purchased through a Northern Trust account or an authorized intermediary. There is no minimum for subsequent investments. A $10,000 minimum applies for redemptions by wire. The Trust reserves the right to waive purchase and redemption minimums and to determine the manner in which a minimum is satisfied.
CALCULATING SHARE PRICE. The Trust issues Shares, Service Shares and Premier Shares and redeems Shares, Service Shares and Premier Shares at NAV. The NAV for each class of shares of a Portfolio is calculated by dividing the value of the Portfolio’s net assets attributed to that class by the number of the Portfolio’s outstanding shares of the class. For each class of shares of the Treasury Instruments Portfolio, the NAV is calculated on each Business Day as of 1:30 p.m. Central time. For each class of shares of the U.S. Government Portfolio, Treasury Portfolio, and U.S. Government Select Portfolio, the NAV is calculated on each Business Day as of 4:00 p.m. Central time. See “Business Day” below. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order. See “Good Order.”
Each of the Portfolios seeks to maintain a stable NAV of $1.00 per share by valuing the obligations held by it at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate fair value.
TIMING OF PURCHASE REQUESTS. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary on any Business Day by 1:30 p.m. Central time with respect to the Treasury Instruments Portfolio, and by 4:00 p.m. Central time with respect to the Treasury Portfolio, U.S. Government Portfolio, and the U.S. Government Select Portfolio, will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at the NAV next calculated after receipt of your purchase order in good order, provided that one of the following occurs:

∎
The Transfer Agent receives the payment in federal or other immediately available funds on the same Business Day by 1:30 p.m. Central time with respect to the Treasury Instruments Portfolio, and by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time) with respect to the Treasury Portfolio, U.S. Government Portfolio, and the U.S. Government Select Portfolio;

∎
The requests are placed by a financial or authorized intermediary that has entered into a Servicing Agreement or other agreement with the Trust or its agent and payment in federal or other immediately available funds is received by the Transfer Agent in accordance with the terms of the Trust’s or its agent’s agreement with the intermediary;

∎	Payment in federal or other immediately available funds is received by the close of the same Business Day in an institutional account maintained with Northern Trust or an affiliate; or

∎
The purchase requests are placed through TNTC’s electronic fund trading platform and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time).

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non‑Business Day or after the deadlines described above on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Portfolio(s), provided that payment is made as noted above.
IN‑KIND PURCHASES AND REDEMPTIONS. The Trust reserves the right to accept payment for Shares, Service Shares and Premier Shares in the form of securities that are permissible investments for a Portfolio. The Trust also reserves the right to pay redemptions by a distribution “in‑kind” of securities (instead of cash) from a Portfolio. See the Statement of Additional Information (“SAI”) for further information about the terms of these purchases and redemptions.
MISCELLANEOUS PURCHASE INFORMATION.

∎	Institutions are responsible for transmitting purchase orders and delivering required funds on a timely basis.

∎
For shares purchased through a financial intermediary, the financial intermediary is responsible for transmitting purchase orders and delivering required funds on a timely basis. Your financial intermediary may have earlier trading deadlines than those described in this prospectus. Please contact your financial intermediary for more information.

∎
Institutions are responsible for all losses and expenses of a Portfolio, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

∎	Exchanges into the Portfolios from another investment portfolio in the Trust may be subject to any redemption fee imposed by the other investment portfolio.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

∎
Shares, Service Shares and Premier Shares of a Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed, provided payment in federal or other immediately available funds is received by the Transfer Agent by the time designated in “Timing of Purchase Requests.”

∎
The Trust and its agents, each reserve the right, in the Trust’s sole discretion to reject or restrict any purchase order or exchange order, in whole or in part. The Trust also reserves the right to change or discontinue any of its purchase procedures.

∎	The Trust and its agents, each reserve the right to suspend the offering of shares of a Portfolio when, in the judgment of management, such suspension is in the best interests of a Portfolio.

∎	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings.”

∎
If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to such state’s unclaimed property administrator in accordance with statutory requirements. The state may sell escheated shares of a Portfolio and, if an investor subsequently seeks to reclaim the proceeds of liquidation from the state, the investor may only be able to recover the amount received when the shares of such Portfolio were sold. To avoid these outcomes and protect their property, shareholders that invest in a Portfolio through an account held directly with the Portfolio’s transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by mail, by phone (800‑637‑1380), or by logging into their account. The Portfolios, their Board of Trustees, and the Transfer Agent will not be liable to investors or their representatives for good faith compliance with state unclaimed property laws. Investors are responsible for checking their state’s unclaimed or abandoned property website for specific information.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on any Business Day by 1:30 p.m. Central time with respect to the Treasury Instruments Portfolio, and by 4:00 p.m. Central time with respect to the U.S. Government Portfolio, Treasury Portfolio, and the U.S. Government Select Portfolio, will be executed on the same day at the NAV next calculated after receipt of your redemption order in good order.
Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non‑Business Day or after the deadline described above on a Business Day will be executed the next Business Day at that day’s closing share price for the applicable Portfolio(s).
PAYMENT OF REDEMPTION PROCEEDS. If your account is held directly with a Portfolio, it is expected that under normal circumstances the Portfolio will typically pay out redemption proceeds to shareholders by the next Business Day following a receipt of a redemption request in good order.
If your account is held through an intermediary, the length of time to pay redemption proceeds typically depends, in part, on the terms of the agreement in place between the intermediary and a Portfolio. For redemption proceeds that are paid either directly to you from a Portfolio or to your intermediary for transmittal to you, it is expected that under normal circumstances payments will typically be made by wire, by ACH or by issuing check by the next Business Day following receipt of a redemption request in good order from the intermediary by a Portfolio. Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Portfolios’ transfer agent. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three Business Days following receipt of a redemption request in good order.
However, if you have recently purchased Shares, Service Shares or Premier Shares with a check or through an electronic transaction, payment may be delayed as discussed below under “Miscellaneous Redemption Information.”
It is expected that payment of redemption proceeds will normally be made from uninvested cash or short-term investments, proceeds from the sale of portfolio securities, or borrowing from banks, including through the Trust’s committed, unsecured credit facility (see “Credit Facility and Borrowing”). It is possible that stressed market conditions or large shareholder redemptions may result in the need for utilization of a Portfolio’s ability to redeem in‑kind in order to meet shareholder redemption requests. A Portfolio reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash (redemption in‑kind). Redemption in‑kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption request in good order by a Portfolio.
Large unexpected redemptions to a Portfolio can disrupt portfolio management and increase trading costs by causing the Portfolio to liquidate a substantial portion of its assets in a short period of time. When experiencing a redemption by a large shareholder, the Portfolio may delay payment of the redemption request for up to seven days to provide NTI with

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	45	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

time to determine if the Portfolio can redeem the request‑in‑kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Portfolio may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Portfolio and its remaining shareholders.
The Portfolios do not intend to avail themselves of the ability to impose liquidity fees. However, the Board of Trustees reserves the right, with notice to shareholders, to change this policy with respect to a Portfolio, thereby permitting that Portfolio to impose discretionary liquidity fees in the future.
MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

∎
The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio. The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the New York Stock Exchange (the “Exchange”) is closed (other than on holidays or weekends), or during which trading on the Exchange is restricted; (ii) when, in accordance with SEC rules and regulations, an emergency exists that makes the disposal of securities owned by a Portfolio or the determination of the fair value of a Portfolio’s net assets not reasonably practicable; (iii) as permitted by order of the SEC for the protection of Portfolio shareholders; or (iv) the Portfolio as part of a liquidation of the Portfolio, has suspended redemption of shares in accordance with SEC rules and regulations. Redemption payments may also be delayed in the event of a non‑routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks.

∎
If you are redeeming recently purchased Shares, Service Shares or Premier Shares by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

∎	Institutions are responsible for transmitting redemption orders and crediting their Customers’ accounts with redemption proceeds on a timely basis.

∎
For shares redeemed through a financial intermediary, the financial intermediary is responsible for transmitting redemption orders and crediting your account with redemption proceeds on a timely basis. Your financial intermediary may have earlier trading deadlines than those described in this prospectus. Please contact your financial intermediary for more information.

∎	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

∎	Dividends on Shares, Service Shares and Premier Shares are earned through and including the day prior to the day on which they are redeemed.

∎
Subject to applicable law, the Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

∎
Subject to applicable law, the Trust, Northern Trust and their agents reserve the right to involuntarily redeem or suspend an account at a Portfolio’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or other circumstances determined by the Trust and Northern Trust to be in the best interest of the Trust and its shareholders.

∎
The Trust, Northern Trust and their agents reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s or authorized agent’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

∎	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption request has been duly authorized.

∎	The Trust reserves the right to change or discontinue any of its redemption procedures.

∎
The Trust does not permit redemption proceeds to be sent by outgoing International ACH Transaction (“IAT”). An IAT is a payment transaction involving a financial institution’s office located outside U.S. territorial jurisdiction.

∎	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings.”
EXCHANGE PRIVILEGES. Institutions and their Customers (to the extent permitted by their account agreements) may exchange shares of a Portfolio for the same class of shares of another investment portfolio of the Trust only if the

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. A $1,000 minimum applies to exchanges. An exchange is a redemption of shares of one Portfolio and the purchase of the same class of shares of another investment portfolio in the Trust. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges.
The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.
EXCESSIVE TRADING IN PORTFOLIO SHARES. The Board of Trustees of the Trust has not adopted, on behalf of the Portfolios, policies and procedures with respect to frequent purchases and redemptions of Portfolio shares in light of the nature and high quality of the Portfolios’ investments. Each Portfolio reserves the right to refuse a purchase order if management of the Portfolio determines that the purchase may not be in the best interests of the Portfolio.
TELEPHONE TRANSACTIONS. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone.
The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record.
The Trust reserves the right to refuse a telephone redemption, subject to applicable law.
ADVANCE NOTIFICATION OF LARGE TRANSACTIONS. The Trust requests that an Institution give advance notice to the Transfer Agent by 11:00 a.m. Central time if it intends to place a purchase or redemption order of $5 million or more on a Business Day. For other large purchase or redemption orders below $5 million, the Trust requests that an Institution give advance notice to the Transfer Agent as early as possible in the day.
MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions only in writing. You may make changes to an address of record or certain other account information in writing or by telephone. Written instructions must be accompanied by acceptable evidence of authority (if applicable). A signature guarantee also may be required from an institution participating in STAMP. Additional requirements may be imposed. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.
SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority (if applicable) must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.
BUSINESS DAY. A “Business Day” is each day that the Exchange is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Portfolio shares will generally not be priced on days that the Exchange is closed, although Portfolio shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
GOOD ORDER. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered, including acceptable evidence of authority (if applicable). Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has provided all information required by the Trust’s “Customer Identification Program” described below.
CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until an investor’s identity is verified; (b) refuse an investment in the Trust; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	47	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.
EARLY CLOSINGS. The Portfolios reserve the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange and/or the bond market close early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, on any Business Day when SIFMA recommends that the bond markets close early, each Portfolio reserves the right to close at or prior to the SIFMA recommended closing time. If a Portfolio does so, it will cease granting same Business Day credit for purchase and redemption orders received at the Portfolio’s closing time and credit will be given on the next Business Day. In addition, the Board of Trustees of the Trust also may, for any Business Day, decide to change the time as of which a Portfolio’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
EMERGENCY OR UNUSUAL EVENTS. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation or unusual event, please call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
FINANCIAL INTERMEDIARIES. The Trust may authorize certain Institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase, redemption and exchange orders from their Customers on behalf of the Portfolios. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Trust. A Portfolio will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Portfolio’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Portfolio’s behalf are priced at the Portfolio’s NAV next calculated by the Portfolio after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Certain financial intermediaries, including affiliates of Northern Trust, may perform (or arrange to have performed) various administrative support services for Customers who are the beneficial owners of either Service Shares or Premier Shares through Servicing Agreements with the Trust (“Service Organizations”). In addition, Service Organizations perform (or arrange to have performed) personal and account maintenance services under their Servicing Agreements for Premier Shares. These Servicing Agreements are permitted under the Trust’s Service Plan (“Service Plan”).
For both Service Shares and Premier Shares, administrative support services may include:

∎	acting, directly or through another, as a shareholder of record;

∎	establishing and maintaining individual accounts and records;

∎	processing purchase, redemption and exchange orders; and

∎	placing net purchase and redemption orders with the Trust’s Transfer Agent.
Service Organizations will receive fees from the Portfolios for these services at an annual rate of 0.00% of the average daily NAV of the Service Shares of each of the Portfolios and Premier Shares of the U.S. Government and U.S. Government Select Portfolios beneficially owned by their Customers.
The Board of Trustees of Northern Institutional Funds has approved the suspension of the Portfolios’ Service Share service fee payments, but such payments could be reinstated in the future upon approval by the Board of Trustees.
Personal and account maintenance services provided under the Service Plan for Premier Shares may include:

∎	providing information to investors regarding the Portfolios or relating to the status of their accounts; and

∎	acting as liaison between investors and the Trust.
Service Organizations will receive additional fees from the U.S. Government and U.S. Government Select Portfolios for these services at an annual rate of up to 0.00% of the average daily NAV of the Premier Shares beneficially owned by their Customers.
TNTC will receive fees from the Treasury Portfolio and Treasury Instruments Portfolio for these services at an annual rate of up to 0.05% of the average daily NAV of the Premier Shares beneficially owned by their Customers.
All fees payable under the Service Plan are borne solely by the classes of shares to which the services are provided and not by

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

the Portfolios’ other classes of shares. Because these fees are paid out of the Portfolios’ assets on an on‑going basis, they will increase the cost of an investment in the Portfolios.
The Portfolios’ arrangements with Service Organizations under the agreements are governed by a Service Plan, which has been adopted by the Board of Trustees.
In addition, Northern Trust may enter into agreements with financial intermediaries through which Customers own shares of the Shares class of the Portfolios, pursuant to which Northern Trust pays these financial intermediaries for providing certain shareholder services. For the Shares class only, the payments made by Northern Trust to financial intermediaries will be paid by Northern Trust and will not represent an additional expense to the Portfolios or their shareholders.
Northern Trust also may provide compensation to certain dealers and Service Organizations, for marketing and distribution in connection with the Northern Institutional Funds. Northern Trust may also sponsor informational meetings, seminars and other similar programs designed to market the Northern Institutional Funds. The amount of such compensation and payments may be made on a one‑time and/ or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Adviser (after adjustments). The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Portfolios available to their Customers, and may allow the Portfolios greater access to such parties and their Customers than would be the case if no payments were paid.
Customers purchasing Shares, Service Shares or Premier Shares of a Portfolio through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees, and other charges that will reduce the net return on an investment in a Portfolio. If a Customer has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the Customer may be required to redeem all or a portion of the Customer’s investment in a Portfolio.
Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Shares, Service Shares or Premier Shares of a Portfolio. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.
State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Portfolios on behalf of their Customers may be required to register as dealers.
PORTFOLIO HOLDINGS. The Portfolios, or their duly authorized service providers, may publicly disclose holdings of all Northern Institutional Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.
The Trust publishes on its website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of a Portfolio’s holdings and certain other information regarding portfolio holdings of each Portfolio as of the last business day of the prior month or subsequent calendar day of the preceding month. A Portfolio may publish on the Trust’s website a complete schedule of its portfolio holdings and certain other information regarding portfolio holdings more frequently in accordance with the Trust’s policy. Certain portfolio information concerning the Portfolios will be provided in monthly holdings reports to the SEC on Form N‑MFP. Form N‑MFP will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N‑MFP will be provided on the Trust’s website. A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the SAI.
SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual and an annual shareholder report as of May 31 and November 30, respectively. The reports will be made available on the Portfolios’ website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance. Paper copies of these reports will be mailed to each shareholder of record that has not elected to receive the reports electronically. You may elect to receive future reports electronically at any time by contacting your financial intermediary or, if you invest directly with the Trust, by calling the Northern Institutional Funds Center at 800‑637‑1380 or by sending an e‑mail request to northernfunds@ntrs.com. Your election to receive reports electronically will apply to all Northern Institutional Funds you hold in your account at the financial intermediary or through an account with the Trust.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	49	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

If we have received appropriate written consent, we send a single copy of all materials, including, prospectuses, financial reports, proxy statements or information statements and other notices to all shareholders who share the same mailing address, even if more than one person in a household holds shares of a Portfolio.
If you do not want your mailings combined with those of other members of your household, you may opt‑out at any time by contacting the Northern Institutional Funds Center by telephone at 800‑637‑1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e‑mail to: northern-funds@ntrs.com. The Portfolios will begin sending individual copies to you within 30 days after receipt of your opt‑out notice.
The Trust may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Institutional Funds Center at P.O. Box 75986, Chicago, Illinois 60675-5986, calling 800‑637‑1380 or by sending an e‑mail to: northern-funds@ntrs.com.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

DISTRIBUTIONS AND TAX CONSIDERATIONS
DISTRIBUTIONS
Dividends from net income are declared daily and paid monthly by each Portfolio to its shareholders. Net income includes the interest accrued on a Portfolio’s assets less estimated expenses. Each Portfolio’s net realized short-term capital gains, if any, are distributed at least annually. The Portfolios do not expect to realize net long-term capital gains.
Dividends are paid as soon as practicable following the end of each month, except in the case of a total redemption of Shares, Service Shares or Premier Shares in an account that is not subject to a standing order for the purchase of additional shares of the same class. In that event, dividends will be paid promptly along with the redemption proceeds.
All distributions are reinvested automatically (without any sales charge) in additional shares of the same class of the Portfolio, unless you elect to receive distributions in cash by notifying the Transfer Agent in writing. You may make arrangements to credit these distributions to your account with Northern Trust, its affiliates or financial intermediaries.
There are no fees or sales charges on reinvestments.
TAX CONSIDERATIONS
The following is a summary of certain tax considerations that may be relevant to a shareholder in a Portfolio. The discussions of the federal income tax consequences in this Prospectus and the SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual U.S. citizens or residents and is based on current tax law. You should consult your tax professional for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
DISTRIBUTIONS. Each Portfolio has elected and intends to qualify as a regulated investment company for federal income tax purposes and to distribute to shareholders substantially all of its net investment income each year. Except as otherwise noted below, you will generally be subject to federal income tax at ordinary rates on a Portfolio’s distributions to you, regardless of whether they are paid in cash or reinvested in Shares, Service Shares or Premier Shares. U.S. individuals with “modified adjusted gross income” exceeding $200,000 ($250,000 if married and filing jointly) and trusts and estates with income above certain thresholds are subject to the Medicare contribution tax on their “net investment income,” which includes non‑exempt interest, dividends and capital gains at a rate of 3.8%. You will be notified annually of the tax status of distributions to you.
The Portfolios generally will be invested in debt instruments and not in shares of stock on which dividend income will be received. As a result, the Portfolios do not expect to pay dividends that are eligible for the reduced tax rate on corporate dividends or that will qualify for the dividends-received deduction for corporations.
IRAS AND OTHER TAX‑QUALIFIED PLANS. One major exception to the preceding tax principles is that distributions on shares held in an IRA (or other tax‑qualified plan) will not be currently taxable unless shares are acquired with borrowed funds.
REDEMPTIONS. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Portfolio shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. For the Treasury Portfolio, Treasury Instruments Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio, as long as each such Portfolio maintains a constant NAV of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of such Portfolio.
BACKUP WITHHOLDING. The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 24% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the IRS for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”
U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS. Portfolio distributions attributable to Portfolio income such as interest will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however be reduced (and in some cases eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolios with a properly completed Form W‑8BEN or W‑8BEN‑E, as applicable, to establish entitlement for these treaty benefits. Dividends reported as short-term capital gain dividends or interest-related dividends are not subject to U.S. withholding tax. The exemption may not

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	51	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

apply, however, if the recipient’s investment in a Portfolio is effectively connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a taxable year and certain other conditions are met.
However, dividends reported as exempt-interest dividends are generally not subject to U.S. withholding tax. In addition, the Portfolios are required to withhold 30% tax on certain payments to certain foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.
All foreign investors should consult their own tax professionals regarding the tax consequences in their country of residence of an investment in a Portfolio.
STATE AND LOCAL TAXES. You may also be subject to state and local taxes on income and gain attributable to your ownership of Portfolio shares.
State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest earned by the Portfolio on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.
CONSULT YOUR TAX PROFESSIONAL. Your investment in the Portfolios could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Portfolio. More tax information relating to the Portfolios is also provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

SECURITIES, TECHNIQUES AND RISKS
ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES
The following provides additional information regarding each Portfolio’s investment objective, principal investment strategies and related risks discussed in the Portfolio Summaries— Principal Investment Strategies section, as well as information about additional investment strategies and techniques that a Portfolio may employ in pursuing its investment objective. Principal investment strategies and risks apply to each Portfolio, unless otherwise noted. The Portfolios also may make other types of investments to the extent permitted by applicable law. Additional information about the Portfolios, their investment strategies and risks can also be found in the Portfolios’ SAI. Future legislative, regulatory, or tax developments may affect the investments or investment strategies available to NTI in connection with managing the Portfolios, which may also adversely affect the Portfolios’ return potential and ability of the Portfolios to achieve their investment objective.
All investments carry some degree of risk that will affect the value of a Portfolio, its yield and investment performance and the price of its shares. An investment in each of the Portfolios is not a bank account and is not insured or guaranteed by the FDIC, any other government agency or Northern Trust, its affiliates, subsidiaries or any other bank.
The Portfolios seek to maintain a stable NAV of $1.00 per share. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.
The securities purchased by the Portfolios are subject to the maturity, quality, liquidity, diversification, and other requirements of Rule 2a‑7. Consistent with Rule 2a‑7, each of the Portfolios:

∎	Limits its dollar-weighted average portfolio maturity to 60 days or less;

∎
Limits its dollar-weighted average portfolio maturity without regard to maturity shortening provisions regarding interest rate readjustments under Rule 2a‑7 (also known as dollar-weighted average portfolio life) to 120 days or less;

∎	Buys securities with remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under Rule 2a‑7; and

∎	Invests only in U.S. dollar-denominated securities.
In addition, each Portfolio limits its investments to “Eligible Securities,” as defined by the SEC, at the time of acquisition. Securities in which such Portfolios may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.
An “Eligible Security” means a security (i) that has been determined by NTI, subject to guidelines approved by the Portfolio’s Board of Trustees, to present minimal credit risks to the fund; (ii) that is issued by other investment companies that are money market funds; or (iii) that is a U.S. government security.
In making minimal credit risk determinations, NTI includes an analysis of the capacity of each security’s issuer or guarantor to meet its financial obligations.
INVESTMENT OBJECTIVES. The investment objectives of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio, may not be changed without shareholder approval. The investment objective of the Treasury Instruments Portfolio may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes.
During extraordinary market conditions and interest rate environments, all or any portion of the assets of each of the Portfolios may be uninvested (i.e., a portion of the Portfolios’ assets may be held in cash). The Portfolios may not achieve their investment objectives during this time.
Under unusual circumstances, the U.S. Government Select Portfolio may invest less than 50% of its net assets in U.S. government securities that pay interest exempt from state income taxation.
CREDIT (OR DEFAULT) RISK Credit (or default) risk is the risk that an issuer of fixed-income securities held by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. Concerns over an issuer’s ability to make principal or interest payments in a timely manner may cause the value of a fixed income security to decline. The credit quality of a debt security or of the issuer of a debt security held by a Portfolio could deteriorate rapidly, which may impair a Portfolio’s liquidity or cause a rapid deterioration in the market value of a Portfolio’s securities. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties. In addition, the Portfolios may incur expenses in an effort to protect the Portfolio’s interests or enforce its

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	53	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.
INCOME RISK is the risk that a Portfolio’s ability to distribute income to shareholders depends on the yield available from a Portfolio’s investments. Falling interest rates will cause a Portfolio’s income to decline. In addition, changes in the dividend policies of companies held by a Portfolio could make it difficult for the Portfolio to provide a predictable level of income. Income risk is generally higher for short-term debt securities.
INTEREST RATE RISK A Portfolio’s yield will vary with changes in interest rates. During periods of rising interest rates, the market value of a Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Portfolio’s securities will tend to be higher. A Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In a period of rising interest rates, a Portfolio’s yield may not increase proportionately or rise as quickly as the yields of certain other short-term investments. Investments held by a Portfolio with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities.
During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolios’ investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance. A low or negative interest rate environment may cause a Portfolio’s earnings to fall below the Portfolio’s expense ratio, resulting in a low or negative yield and may impair a Portfolio’s ability to maintain a stable NAV per share. Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities held by a Portfolio may vary.
LARGE SHAREHOLDER RISK To the extent a significant percentage of the shares of a Portfolio are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Investment Adviser or an affiliate of the Investment Adviser has investment discretion, the Portfolio is subject to the risk that those shareholders may purchase or redeem Portfolio shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Investment Adviser or an affiliate of the Investment Adviser and may adversely affect a Portfolio’s performance. Such redemptions may force the Investment Adviser to sell portfolio securities or invest cash when the Investment Adviser would not otherwise choose to do so. Redemptions by a large shareholder may also affect the liquidity of a Portfolio, increase the Portfolio’s transaction costs, and accelerate the realization of taxable income and/or gains. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, a large shareholder redemption could result in each Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in each such Portfolio’s expense ratio. Large shareholder purchases of a Portfolio’s shares or having a more concentrated shareholder base may adversely affect the Portfolio’s performance to the extent that the Portfolios are delayed in investing new cash or otherwise maintain a larger cash position than they ordinarily would. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Portfolio would be maintained.
MARKET EVENTS RISK. Market events risk relates to the risk that market changes or unexpected events can lead to increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets throughout the world and negatively impact Portfolio investments and Portfolio performance.
The U.S. government and the Federal Reserve have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and through interest rate changes. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Governmental or central bank actions, including interest rate increases, measures to address budget deficits, or contrary actions by different governments, as well as downgrades of sovereign debt, fluctuations in oil and commodity prices, dramatic changes in currency exchange rates and geopolitical events (including war and terror attacks) could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Portfolio invests.
Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. Political turmoil within the U.S. and abroad may also impact the Portfolios. Certain changes in the U.S. economy, in particular, such as when the U.S. economy weakens or its financial markets decline, may have a material adverse effect on global financial

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

markets as a whole, and on the securities to which the Portfolios have exposure. Although the U.S. government has historically honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Portfolios’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Portfolio investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.
Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non‑U.S. issuers, and could adversely affect financial markets generally. Global economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trade disputes and changes in trade regulation, tariff arrangements, wars, terrorism, natural disasters, public health emergencies (including pandemics and epidemics) and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Portfolio directly invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Portfolio’s investments may be negatively affected.
You should also review this prospectus and the SAI to understand each Portfolio’s discretion to implement temporary defensive measures, as well as the circumstances in which a Portfolio may satisfy redemption requests in‑kind.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on certain debt securities held by the Portfolio earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Portfolio’s returns. The Portfolio may also lose any premium it paid to purchase the securities.
REPURCHASE AGREEMENTS (principal strategy for Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio). Repurchase agreements involve the purchase of securities by a Portfolio subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
INVESTMENT STRATEGY. To the extent consistent with its respective investment objective and principal investment strategies, each Portfolio may enter into repurchase agreements with domestic and foreign financial institutions such as banks and broker-dealers that are deemed to present minimal credit risk by the Investment Adviser. The Portfolios consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Portfolio’s investment policies. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement generally will not occur more than one year after a Portfolio acquires the securities.
SPECIAL RISKS. In the event of a default, a Portfolio will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is unenforceable by the Portfolio. If a Portfolio enters into a repurchase agreement with a foreign financial institution, it may be subject to the same risks associated with foreign investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the credit worthiness of a foreign financial institution. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.
The Portfolios intend to enter into transactions with counterparties that present minimal credit risks at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.
STABLE NAV RISK. is the risk that a Portfolio will not be able to maintain a NAV per share of $1.00 at all times. If the Portfolios fail to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolios could be subject to increased redemption activity, which could adversely affect their NAV. A significant enough market disruption or drop in market prices

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	55	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

of securities held by a Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.
STRIPPED SECURITIES (principal strategy for the U.S. Government Select Portfolio) These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise). They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation.
The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.
INVESTMENT STRATEGY. To the extent consistent with its investment objectives and strategies, the Portfolio may purchase stripped securities, including securities registered in the STRIPS program.
SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Portfolio and adversely affect the Portfolio’s investment performance.
U.S. GOVERNMENT SECURITIES These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. U.S. Treasury obligations also include floating rate public obligations of the U.S. Treasury.
INVESTMENT STRATEGY. To the extent consistent with their investment objective and strategies, the Portfolios may invest in a variety of U.S. Treasury obligations and in other obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (including zero coupon securities).
SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities are issued by entities chartered or sponsored by Acts of Congress, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, such securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury, although this guarantee applies only to principal and interest payments and does not apply to losses resulting from declines in the market value of these securities. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.
An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds).
Floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”) have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the FRNs, which only occur periodically (see “Variable and Floating Rate Instruments” below). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
VARIABLE AND FLOATING RATE INSTRUMENTS Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include floating rate Treasury obligations and short- and long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.
INVESTMENT STRATEGY. Each of the Portfolios may invest in variable or floating rate instruments to the extent consistent with its investment objective and strategies.
SPECIAL RISKS. Variable and floating rate instruments are subject to many of the same risks as fixed rate instruments which could impede their value. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Portfolio is not entitled to exercise its demand rights. As a result, the Portfolios could suffer a loss with respect to these instruments. In addition, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. In addition, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of a variable or floating instrument, which could harm or benefit a Portfolio, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate instrument that does not reset immediately would prevent a Portfolio from taking full advantage of rising interest rates in a timely manner.
CASH POSITIONS As government money market funds, a portion of the Portfolios’ assets will likely be held in cash, primarily to meet redemptions.
SPECIAL RISKS. Maintaining cash positions may negatively affect the Portfolios’ performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
OTHER SECURITIES AND RISKS. Additionally, the Portfolios may purchase other types of securities or instruments similar to those described in these sections if otherwise consistent with the Portfolios’ investment objectives and strategies. You should carefully consider the risks discussed in these sections before investing in a Portfolio.
Each Portfolio can also use the investment techniques and strategies described below. The Portfolio might not use all of these techniques or strategies or might only use them from time to time.
BORROWINGS. The Portfolios may borrow money from banks.
Each Portfolio may borrow money from banks in amounts up to 33‑1/3% of its total assets (including the amount borrowed).
Borrowing involves leveraging.
CREDIT FACILITY AND BORROWING. The Portfolios, the other portfolios of the Trust, and affiliated funds of Northern Funds for purposes of this discussion, (the “Borrowing Funds”) have jointly entered into a revolving credit facility (the “Credit Facility”) whereby the Borrowing Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to the Credit Facility, the participating Borrowing Funds may borrow up to an aggregate commitment amount of $185 million (the “Commitment Limit”) at any time, subject to asset coverage and other legal, regulatory or contractual limitations as specified in the Credit Facility and under the 1940 Act. Borrowing results in interest expense and other fees and expenses for the Borrowing Funds that may impact a Portfolio’s expenses, including any net expense ratios. The costs of borrowing may reduce a Borrowing Fund’s yield. If a Borrowing Fund borrows pursuant to the Credit Facility, it is charged interest at a variable rate. Each Borrowing Fund also pays a commitment fee equal to its pro rata share of the unused portion of the Credit Facility. The availability of funds under the Credit Facility can be affected by other participating Borrowing Funds’ borrowings under the Credit Facility. As such, a Borrowing Fund may be unable to borrow (or borrow further) under the Credit Facility if the Commitment Limit has been reached.
INVESTMENT COMPANIES. To the extent consistent with their investment objectives and strategies, the Portfolios may invest in securities issued by other affiliated or unaffiliated investment companies. Investments in other government money market funds are included in a Portfolio’s 99.5% policy.
INVESTMENT STRATEGY. Investments by a Portfolio in other investment companies will be subject to the limitations of the 1940 Act except as permitted by applicable SEC exemptive orders or rules, or no‑action relief. Although the Portfolios do not expect to do so in the foreseeable future, each Portfolio is authorized to invest substantially all of its assets in an open‑end

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	57	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

investment company or a series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.
SPECIAL RISKS. Investments in other investment companies are subject to the risks of investing in the underlying securities or other instruments that such investment companies own. The value of the investments of an investment company in which a Portfolio invests will fluctuate in response to various market and economic factors related to the markets, as well as the financial condition and prospects of issuers in which the underlying investment companies invest. There can be no assurance that the underlying investment companies will achieve their investment objectives, and their performance may be lower than their represented asset classes.
The Portfolio will bear a proportionate share of any fees and expenses paid by the investment companies in which the Portfolio invests. Because other investment companies pay advisory, administrative and/or service fees that are borne indirectly by investors, such as the Portfolio, there may be duplication of investment management and other fees.
TEMPORARY INVESTMENTS. For capital preservation and liquidity, each Portfolio may have a greater concentration in short-term securities, including investing up to all of its assets in overnight securities, which may result in a reduction of a Portfolio’s yield. Although the Investment Adviser has the ability to take temporary positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.
The Portfolios may, from time to time, take temporary defensive positions by holding cash, shortening the Portfolio’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Portfolios’ SAI, in anticipation of or in response to adverse market, economic, political or other conditions. In addition, the Treasury Instruments Portfolio may invest in repurchase agreements in anticipation of or in response to adverse market, economic, political or other conditions. If the Portfolios’ portfolio managers do so, different factors could affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.
The following provides additional risk information regarding investing in the Portfolio.
CYBERSECURITY RISK. The Portfolios and their investment adviser, custodian, transfer agent, distributor and other service providers and the financial intermediaries of each (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down a Portfolio or Service Provider website through denial‑of‑service attacks, or (iv) otherwise disrupt normal business operations.
Successful cyber-attacks or other cyber-failures or events affecting the Portfolios or their Service Providers may adversely impact a Portfolio or its shareholders. For instance, such attacks, failures or other events may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential Portfolio information, impede trading, or cause reputational damage. Such attacks, failures or other events could also subject the Portfolios or their Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Portfolios or their Service Providers may also incur significant costs to manage and control Cyber Risk. While the Portfolios and their Service Providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Portfolios have limited ability to prevent or mitigate cybersecurity incidents affecting Service Providers, and such Service Providers may have limited indemnification obligations to the Portfolios or their investment adviser, and the Portfolios do not directly control the cybersecurity plans and systems put in place by the Service Providers or any other third parties whose operations may affect the Portfolios or their shareholders. The Portfolios and their shareholders could be negatively impacted as a result. Cyber Risks are also present for issuers of securities or other instruments in which the Portfolios invest, which could result in material adverse consequences for such issuers, and may cause the Portfolios’ investment in such issuers to lose value.
OPERATIONAL RISK. The Investment Adviser to the Portfolios and other Portfolio service providers may be subject to operational risk and may experience disruptions and operating errors. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may adversely affect a Portfolio’s ability to calculate its NAVs in a timely manner, including over a potentially extended period. Moreover, disruptions (for example, pandemics and health crises) that cause prolonged periods of remote work or significant employee absences at the Portfolios’ service providers could

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

impact the ability to conduct the Portfolios’ operations. While service providers are required to have appropriate operational risk management policies and procedures in place, their methods of operational risk management may differ from those of the Portfolios in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors.
However, it is not possible for the Investment Adviser or other Portfolio service providers to identify all of the operational risks that may affect a Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued.
A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
INVESTMENT STRATEGY. Each Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Portfolios generally will purchase securities in these transactions with the intention of acquiring the securities, the Portfolios may dispose of such securities prior to settlement if the Investment Adviser deems it appropriate to do so.
SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered. Therefore, these transactions may have a leveraging effect on a Portfolio, making the value of an investment in the Portfolio more volatile and increasing the Portfolio’s overall investment exposure. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date. If this occurs, a Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
The Portfolios may invest in other securities and are subject to further restrictions and risks that are described in the SAI. Additional information about the Portfolios, their investments and related risks can also be found in “Investment Objectives and Strategies” in the SAI.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	59	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS
THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF A PORTFOLIO’S SHARES, SERVICE SHARES AND PREMIER SHARES FOR THE PAST FIVE YEARS (OR, IF SHORTER, THE PERIOD OF THE PORTFOLIO’S OPERATION).
Certain information reflects the financial results for a single share of the Shares, Service Shares or Premier Shares class, as applicable. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Shares, Service Shares or Premier Shares, as applicable, of a Portfolio held for the entire period (assuming reinvestment of all dividends and distributions).
The information has been derived from financial statements that have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, are included in the Portfolios’ filing on Form N‑CSR. As of November 30, 2025, Service Shares of the Treasury Portfolio, Treasury Instruments Portfolio and U.S. Government Portfolio, and Premier Shares of the U.S. Government and U.S. Government Select Portfolio were not operational and therefore no financial highlights are shown for such classes. Copies of the semiannual and annual report are available upon request and without charge. The Portfolios’ Form N‑CSR filed with the SEC, which is available upon request and without charge by calling 800‑637‑1380, is also available on the Trust’s website at https://ntam.northerntrust.com/united-states/all-investor/funds#fundfacts or by following the hyperlink: https://www.sec.gov/ix?doc=/Archives/edgar/data/0000710124/000206657826000053/8de5d1360fbcb8c.htm

MONEY MARKET PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2025	2024	2023	2022		2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05 (1)	0.01		—	(2)
Net realized gains (losses)(2)	—	(—)	—	(—)		—
Total from Investment Operations	0.04	0.05	0.05	0.01		—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)		(—	)(2)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)		(—)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(3)	4.25%	5.23%	4.84%	1.07	%(4)	0.01	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$18,480,794	$16,414,908	$12,150,279	$8,607,403		$18,832,670
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.13%		0.07%
Expenses, before waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%		0.16%
Net investment income, net of waivers, reimbursements and credits	4.17%	5.10%	4.84%	0.71%		0.01%
Net investment income (loss), before waivers, reimbursements and credits	4.17%	5.10%	4.84%	0.69%		(0.08)%

(1)	The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $21,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $3,098,000. Total return excluding the voluntary reimbursement would have been 1.05%.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $14,712,000. Total return excluding the voluntary reimbursement would have been ‑0.07%.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	61	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

TREASURY PORTFOLIO	PREMIER
Selected per share data	2025	2024	2023	2022		2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05 (1)	0.01	(2)	—	(3)
Net realized gains (losses)(3)	—	(—)	—	(—)		—
Total from Investment Operations	0.04	0.05	0.05	0.01		—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)		(—	)(3)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)		(—)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(4)	4.20%	5.18%	4.79%	1.03	%(2),(5)	0.01	%(6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$78,093,365	$70,957,955	$60,108,259	$57,924,909		$69,168,522
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.17%		0.07%
Expenses, before waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%		0.21%
Net investment income, net of waivers, reimbursements and credits	4.11%	5.06%	4.70%	0.95%		0.01%
Net investment income (loss), before waivers, reimbursements and credits	4.11%	5.06%	4.70%	0.92%		(0.13)%

(1)
The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $15,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(2)
The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $87,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(3)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $20,784,000. Total return excluding the voluntary reimbursement would have been 1.00%.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $79,883,000. Total return excluding the voluntary reimbursement would have been ‑0.12%.

MONEY MARKET PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FOR THE PERIOD ENDED NOVEMBER 30,

TREASURY INSTRUMENTS PORTFOLIO	SHARES
Selected per share data	2025		2024(1)
Net Asset Value, Beginning of Period	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.01
Net realized gains (losses)(2)	—		—
Total from Investment Operations	0.04		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.01)
Total Distributions Paid	(0.04)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00
Total Return(3)	4.32	%(4)	0.70	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,642,260		$423,060
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.05%		0.04	%(6)
Expenses, before waivers, reimbursements and credits	0.18%		0.19	%(6)
Net investment income, net of waivers, reimbursements and credits	4.17%		4.66	%(6),(7)
Net investment income, before waivers, reimbursements and credits	4.04%		4.51	%(6),(7)

(1)	For the period from October 7, 2024 (commencement of class operations) through November 30, 2024.

(2)	Per share amount from net realized gains (losses) was less than 0.01 per share.

(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $1,820,000. Total return excluding the voluntary reimbursement would have been 4.18%.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $89,000. Total return excluding the voluntary reimbursement would have been 0.68%.

(6)	Annualized for periods less than one year.

(7)
As the Portfolio commenced operations of Shares class on October 7, 2024, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	63	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

TREASURY INSTRUMENTS PORTFOLIO	PREMIER
Selected per share data	2025		2024(1)
Net Asset Value, Beginning of Period	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.02
Net realized gains (losses)(2)	—		—
Total from Investment Operations	0.04		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.02)
Total Distributions Paid	(0.04)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00
Total Return(3)	4.27	%(4)	2.37	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,084,875		$1,708,644
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.10%		0.09	%(6)
Expenses, before waivers, reimbursements and credits	0.23%		0.24	%(6)
Net investment income, net of waivers, reimbursements and credits	4.14%		4.86	%(6),(7)
Net investment income, before waivers, reimbursements and credits	4.01%		4.71	%(6),(7)

(1)	For the period from June 11, 2024 (commencement of class operations) through November 30, 2024.

(2)	Per share amount from net realized gains (losses) was less than 0.01 per share.

(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $4,200,000. Total return excluding the voluntary reimbursement would have been 4.13%.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $752,000. Total return excluding the voluntary reimbursement would have been 2.30%.

(6)	Annualized for periods less than one year.

(7)
As the Portfolio commenced operations of Premier shares on June 11, 2024, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

MONEY MARKET PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2025	2024		2023		2022		2021
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05		0.05		0.01		—	(1)
Net realized gains (losses)(1)	—	—		—		—		—
Total from Investment Operations	0.04	0.05		0.05		0.01		—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)		(0.05)		(0.01)		(—	)(1)
Total Distributions Paid	(0.04)	(0.05)		(0.05)		(0.01)		(—)
Net Asset Value, End of Year	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return(2)	4.18%	5.16	%(3)	4.77	%(4)	0.98	%(5)	0.02	%(6),(7)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$21,914,589	$23,036,216		$18,198,609		$19,219,592		$22,884,098
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%		0.25	%(8)	0.20	%(8)	0.08	%(8)
Expenses, before waivers, reimbursements and credits	0.26%	0.26%		0.25%		0.26%		0.26%
Net investment income, net of waivers, reimbursements and credits	4.10%	5.03	%(3)	4.68	%(4),(8)	0.88	%(8)	0.02	%(6),(8)
Net investment income (loss), before waivers, reimbursements and credits	4.09%	5.02	%(3)	4.68	%(4)	0.82%		(0.16	)%(6)

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(2)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(4)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $10,513,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(6)
During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.01% and ‑0.17%, respectively.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $36,386,000. Total return excluding the voluntary reimbursement would have been ‑0.15%.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	65	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.05		0.05	(1)	0.01		—	(2)
Net realized gains (losses)(2)	—		—		—		—		—
Total from Investment Operations	0.04		0.05		0.05		0.01		—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.05)		(0.05)		(0.01)		(—	)(2)
Total Distributions Paid	(0.04)		(0.05)		(0.05)		(0.01)		(—)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	4.26	%(4)	5.22	%(5),(6)	4.83	%(7),(8)	1.00	%(9)	0.03	%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$27,174,061		$28,686,679		$24,892,874		$24,182,860		$42,959,633
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.17%		0.17%		0.17%		0.12%		0.06%
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	4.18%		5.10	%(5)	4.74	%(7)	0.82%		0.03%
Net investment income (loss), before waivers, reimbursements and credits	4.14%		5.06	%(5)	4.70	%(7)	0.73%		(0.12)%

(1)	The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $2,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $8,584,000. Total return excluding the voluntary reimbursement would have been 4.23%.

(5)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $8,106,000. Total return excluding the voluntary reimbursement would have been 5.19%.

(7)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.73% and 4.69%, respectively.

(8)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,321,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $27,234,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(10)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $53,611,000. Total return excluding the voluntary reimbursement would have been ‑0.11%.

MONEY MARKET PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SERVICE
Selected per share data	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.05		0.05	(1)	0.01		—	(2)
Net realized gains (losses)(2)	—		—		—		—		—
Total from Investment Operations	0.04		0.05		0.05		0.01		—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.05)		(0.05)		(0.01)		(—	)(2)
Total Distributions Paid	(0.04)		(0.05)		(0.05)		(0.01)		(—)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	4.26	%(4)	5.22	%(5),(6)	4.83	%(7),(8)	1.00	%(9)	0.03	%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$113,447		$83,034		$95,848		$127,220		$213,254
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.17%		0.17%		0.17%		0.12%		0.06%
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	4.16%		5.08	%(5)	4.64	%(7)	0.82%		0.03%
Net investment income (loss), before waivers, reimbursements and credits	4.12%		5.04	%(5)	4.60	%(7)	0.73%		(0.12)%

(1)	The Northern Trust Company reimbursed the Service class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $24,000. Total return excluding the voluntary reimbursement would have been 4.23%.

(5)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $24,000. Total return excluding the voluntary reimbursement would have been 5.19%.

(7)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.63% and 4.59%, respectively.

(8)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $40,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $106,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(10)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $220,000. Total return excluding the voluntary reimbursement would have been ‑0.11%.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	67	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION
ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS AND FORM N‑CSR AND STATEMENT OF ADDITIONAL INFORMATION
Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semiannual shareholder reports and Form N‑CSR. In Form N‑CSR, you will find the Portfolios’ annual and semi-annual financial statements.
Additional information about the Portfolios and their policies is also available in the Portfolios’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).
The Portfolios’ annual and semiannual shareholder reports, the SAI, and other information such as Portfolio financial statements are available free upon request by calling the Northern Institutional Funds Center at 800‑637‑1380 or by sending an e‑mail request to: northern-funds@ntrs.com; or at the website provided below. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Portfolios’ shares may be purchased or sold.
TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:
BY TELEPHONE
Call 800‑637‑1380
BY MAIL
Northern Institutional Funds
P.O. Box 75986
Chicago, Illinois 60675-5986
ON THE INTERNET
The Portfolios’ documents are available online and may be downloaded from:

∎	The EDGAR database on the SEC’s website at www.sec.gov (text-only).

∎	Northern Institutional Funds website at https://ntam.northerntrust.com/united-states/all-investor/funds#literature.
Reports and other information about Northern Institutional Funds are available on the EDGAR database on the SEC’s internet site at www.sec.gov. You also may obtain copies of Northern Institutional Funds documents, after paying a duplicating fee, by electronic request to: publicinfo@sec.gov.

811‑03605

MONEY MARKET PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	NIF PRO COMBO (4/26)

PROSPECTUS DATED APRIL 1, 2026
NORTHERN INSTITUTIONAL FUNDS
TREASURY PORTFOLIO
Siebert Williams Shank Shares
(SWSXX)
TREASURY INSTRUMENTS PORTFOLIO
Siebert Williams Shank Shares
(SWIXX)
U. S. GOVERNMENT SELECT PORTFOLIO
Siebert Williams Shank Shares
(WCGXX)

You could lose money by investing in the Portfolios.
Although each of the Portfolios seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in a Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, Siebert Williams Shank & Co., LLC or its affiliates, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolios at any time, including during periods of market stress.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SIEBERT WILLIAMS SHANK SHARES

TABLE OF CONTENTS

2	PORTFOLIO SUMMARY

	2	TREASURY PORTFOLIO

6	PORTFOLIO SUMMARY

	6	TREASURY INSTRUMENTS PORTFOLIO

10	PORTFOLIO SUMMARY

	10	U.S. GOVERNMENT SELECT PORTFOLIO

15	INVESTMENT ADVISER

16	MANAGEMENT FEES

17	OTHER PORTFOLIO SERVICES

18	PURCHASING AND SELLING SIEBERT WILLIAMS SHANK SHARES

	18	INVESTORS

	18	SHARE CLASSES

	18	PURCHASING SIEBERT WILLIAMS SHANK SHARES

	18	OPENING AN ACCOUNT

	19	SELLING SIEBERT WILLIAMS SHANK SHARES

21	ACCOUNT POLICIES AND OTHER INFORMATION

27	DISTRIBUTIONS AND TAX CONSIDERATIONS

29	SECURITIES, TECHNIQUES AND RISKS

	29	ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

36	FINANCIAL HIGHLIGHTS

SIEBERT WILLIAMS SHANK PORTFOLIO	1	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

PORTFOLIO SUMMARY
TREASURY PORTFOLIO

INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in U.S. Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold and sell Siebert Williams Shank Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Siebert Williams Shank Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Siebert Williams Shank Shares

Management Fees	0.13%

Other Expenses	0.02%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	None

Total Annual Portfolio Operating Expenses	0.15%

Expense Reimbursement(1)	0.00%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.15%

(1)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.15%. This contractual limitation may not be terminated before April 1, 2027, without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Siebert Williams Shank Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Siebert Williams Shank Shares	$15	$48	$85	$192
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash;

∎	Short-term bills, notes, including floating rate notes, and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); and

∎	Repurchase agreements collateralized fully by cash or Treasury Obligations.
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations and repurchase agreements collateralized solely by Treasury Obligations. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (wo1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	2	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

TREASURY PORTFOLIO
exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Portfolio’s securities will tend to be higher. A Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying

SIEBERT WILLIAMS SHANK PORTFOLIO	3	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

TREASURY PORTFOLIO

Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, Siebert Williams Shank & Co., LLC or its affiliates, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. Performance shown prior to December 22, 2021, the inception date of Siebert Williams Shank Shares, is that of Shares Class, another class of shares of the Portfolio that is offered in a separate prospectus. Siebert Williams Shank Shares would have substantially similar annual returns because the Shares Class is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	4	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

TREASURY PORTFOLIO

CALENDAR YEAR TOTAL RETURNS (SIEBERT WILLIAMS SHANK)*

* For the periods shown in the bar chart above:

highest quarterly return	1.33%	fourth quarter of 2023
lowest quarterly return	0.01%	first quarter of 2022
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Siebert Williams Shank	4.19%	3.12%	2.08%
The 7‑day yield for Siebert Williams Shank Shares of the Portfolio as of December 31, 2025: 3.68%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
You may purchase Siebert Williams Shank Shares of the Portfolio through an account directly with the Northern Institutional Funds, through an institutional account at Northern Trust (or an affiliate) or through an authorized intermediary, generally with no minimum initial investment.
If you purchase, sell (redeem) or exchange Siebert Williams Shank Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Siebert Williams Shank Shares of the Portfolio through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Siebert Williams Shank Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Siebert Williams Shank Shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Siebert Williams Shank Shares of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SIEBERT WILLIAMS SHANK PORTFOLIO	5	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

TREASURY INSTRUMENTS PORTFOLIO

INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold and sell Siebert Williams Shank Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Siebert Williams Shank Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Siebert Williams Shank Shares

Management Fees	0.16%

Other Expenses(1)	0.02%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.00%

Total Annual Portfolio Operating Expenses	0.18%

Expense Reimbursement(2)	0.00%

Total Annual Portfolio Operating Expenses After Expense Reimbursement(3)	0.18%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.18%. This contractual limitation may not be terminated before April 1, 2027, without the approval of the Board of Trustees.

(3)
The Total Annual Portfolio Operating Expenses After Expense Reimbursement do not correlate to the Portfolio’s ratio of average net assets to expenses, net of waivers, reimbursements and credits, included in the Portfolio’s Financial Highlights in the Portfolio’s complete Prospectus, which reflect voluntary expense reimbursements made by NTI to the Portfolio. Such voluntary reimbursements may be discontinued at any time.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Siebert Williams Shank Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Siebert Williams Shank Shares	$18	$58	$101	$230
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash; and

∎	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	6	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

TREASURY INSTRUMENTS PORTFOLIO
exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate

SIEBERT WILLIAMS SHANK PORTFOLIO	7	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

TREASURY INSTRUMENTS PORTFOLIO
the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank .
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, Siebert Williams Shank & Co., LLC or its affiliates, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. Performance shown prior to October 24, 2025, the inception date of Siebert Williams Shank Shares, is that of Premier Class, another class of shares of the Portfolio that is offered in a separate prospectus. Siebert Williams Shank Shares would have substantially similar annual returns because the Premier Class is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.
CALENDAR YEAR TOTAL RETURNS (SIEBERT WILLIAMS SHANK)*

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	8	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

TREASURY INSTRUMENTS PORTFOLIO

* For the periods shown in the bar chart above:

highest quarterly return	1.06%	first quarter of 2025
lowest quarterly return	0.98%	fourth quarter of 2025
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	Inception Date	1 Year	Since Inception*
Siebert Williams Shank	October 24, 2025	4.21%	4.49%

*	Inception Date of Premier Shares is June 11, 2024. Performance shown prior to October 24, 2025, the inception date of Siebert Williams Shank Shares, is that of Premier Shares..
The 7‑day yield for Siebert Williams Shank Shares of the Portfolio as of December 31, 2025: 3.75%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
You may purchase Siebert Williams Shank Shares of the Portfolio through an account directly with the Northern Institutional Funds, through an institutional account at Northern Trust (or an affiliate) or through an authorized intermediary, generally with no minimum initial or subsequent investment.
If you purchase, sell (redeem) or exchange Siebert Williams Shank Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Siebert Williams Shank Shares of the Portfolio through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Siebert Williams Shank Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Siebert Williams Shank Shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Siebert Williams Shank Shares of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SIEBERT WILLIAMS SHANK PORTFOLIO	9	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

U.S. GOVERNMENT SELECT PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy, hold, and sell Siebert Williams Shank Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Siebert Williams Shank Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Siebert Williams Shank Shares

Management Fees	0.18%

Other Expenses	0.03%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.01%

Total Annual Portfolio Operating Expenses	0.21%

Expense Reimbursement(1)	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement(2)	0.20%

(1)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.20%. This contractual limitation may not be terminated before April 1, 2027, without the approval of the Board of Trustees.

(2)
The Total Annual Portfolio Operating Expenses After Expense Reimbursement do not correlate to the Portfolio’s ratio of average net assets to expenses, net of waivers, reimbursements and credits included in the Portfolio’s Financial Highlights in the Portfolio’s complete Prospectus, which reflect voluntary expense reimbursements made by NTI to the Portfolio. Such voluntary reimbursements may be discontinued at any time.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Siebert Williams Shank Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Siebert Williams Shank Shares	$20	$67	$117	$267
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, or sponsored enterprises; and repurchase agreements that are fully collateralized by cash or government securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

∎	U.S. Treasury bills;

∎	U.S. Treasury notes;

∎	U.S. Treasury STRIPS;

∎	securities issued by the Federal Home Loan Bank (FHLB);

∎	securities issued by the Federal Farm Credit Bank (FFCB); and

∎	securities issued by the Tennessee Valley Authority.
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	10	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

U.S. GOVERNMENT SELECT PORTFOLIO
apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Portfolio’s securities will tend to be higher. A Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Portfolio earlier than expected. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Portfolio’s returns. The Portfolio may also lose any premium it paid to purchase the securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although

SIEBERT WILLIAMS SHANK PORTFOLIO	11	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

U.S. GOVERNMENT SELECT PORTFOLIO
variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.
U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets.
Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank .
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	12	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

U.S. GOVERNMENT SELECT PORTFOLIO

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, Siebert Williams Shank & Co., LLC or its affiliates, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.
CALENDAR YEAR TOTAL RETURNS (SIEBERT WILLIAMS SHANK)*

* For the periods shown in the bar chart above:

highest quarterly return	1.32%	fourth quarter of 2023
lowest quarterly return	0.00%	fourth quarter of 2020
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Siebert Williams Shank Shares	4.20%	3.11%	2.06%
The 7‑day yield for Siebert Williams Shank Shares of the Portfolio as of December 31, 2025: 3.66%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
You may purchase Siebert Williams Shank Shares of the Portfolio through an account directly with the Northern Institutional Funds, through an institutional account at Northern Trust (or an affiliate) or through an authorized intermediary, generally with no minimum initial investment.
If you purchase, sell (redeem) or exchange Siebert Williams Shank Shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Portfolio is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange Siebert Williams Shank Shares of the Portfolio through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Siebert Williams Shank Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

SIEBERT WILLIAMS SHANK PORTFOLIO	13	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

U.S. GOVERNMENT SELECT PORTFOLIO

TAX INFORMATION
The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Siebert Williams Shank Shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Siebert Williams Shank Shares of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	14	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

INVESTMENT ADVISER
This Prospectus describes three money market portfolios (each a “Portfolio” and collectively, the “Portfolios”), which are currently offered by Northern Institutional Funds (the “Trust”).
Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Portfolios and is responsible for their overall administration. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.
NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.
Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Unless otherwise indicated, NTI and The Northern Trust Company (“TNTC”) are referred to collectively in this Prospectus as “Northern Trust.”
As of December 31, 2025, Northern Trust Corporation, through its affiliates, had assets under investment management of approximately $1.8 trillion and assets under custody of approximately $14.9 trillion.
Under the Management Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, is responsible for making investment decisions for the Portfolios and for placing purchase and sale orders for portfolio securities, as well as for providing administration services to the Portfolios.

SIEBERT WILLIAMS SHANK PORTFOLIO	15	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

MANAGEMENT FEES
As compensation for advisory services and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates. The table below reflects the aggregate management fees paid by each of the Portfolios for the fiscal year ended November 30, 2025, after waivers and/or reimbursements, if any (expressed as a percentage of each Portfolio’s respective average daily net assets).
NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain fees and expenses shown in the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio’s Portfolio Summary) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the footnote to the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio’s Portfolio Summary. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” for a Portfolio may be higher than the contractual limitation for the Portfolio as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2027. The contractual expense reimbursement arrangement will continue automatically thereafter for periods of one year (each such one‑year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.
Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.
A discussion regarding the Board of Trustees’ basis for its approval of the Portfolios’ Management Agreements is available in the Portfolios’ filing on Form N‑CSR for the six‑month period ended May 31, 2025.

Aggregate Management Fees Paid for Fiscal Year Ended 11/30/2025 after waivers and/or reimbursements, if any
TREASURY PORTFOLIO	0.13%
TREASURY INSTRUMENTS PORTFOLIO	0.03%
U.S. GOVERNMENT SELECT PORTFOLIO	0.15%

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	16	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

OTHER PORTFOLIO SERVICES
TNTC serves as Transfer Agent and Custodian for each Portfolio. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. TNTC also performs certain administrative services for the Portfolios pursuant to a sub‑administration agreement with NTI. NTI pays TNTC for its sub‑administration services out of its management fees, which do not represent additional expenses to the Portfolios.
TNTC, as Transfer Agent, is entitled to transfer agent fees at an annual rate of 0.015% of the average daily net assets of each Portfolio. TNTC, as Custodian, receives an amount based on a pre‑determined schedule of charges approved by the Trust’s Board of Trustees. TNTC, NTI and other Northern Trust affiliates may provide other services to the Portfolios and receive compensation for such services if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no‑action letters issued by the SEC thereunder. Unless required, investors in a Portfolio may or may not receive specific notice of such additional services and fees.
Shares of the Trust are distributed by Northern Funds Distributors, LLC (“NFD”), a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), 190 Middle Street, Suite 301, Portland, Maine, 04101. NFD is not affiliated with TNTC, NTI or any other Northern Trust affiliate.

SIEBERT WILLIAMS SHANK PORTFOLIO	17	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

PURCHASING AND SELLING SIEBERT WILLIAMS SHANK SHARES

THE TRUST OFFERS THREE MONEY MARKET PORTFOLIOS TO INSTITUTIONAL INVESTORS IN THIS PROSPECTUS

The descriptions in the Portfolio Summaries may help you decide whether a Portfolio or Portfolios fit your investment needs. Keep in mind, however, that no guarantee can be made that a Portfolio will meet its investment objective and no Portfolio should be relied upon as a complete investment program.
INVESTORS
Institutional investors (“Institutions”), acting on their own behalf or on behalf of customers and other beneficial owners (“Customers”), may invest in the Siebert Williams Shank Shares of the Portfolios.
Institutions are:

∎
Authorized third party financial intermediaries (including retirement plans and plan sponsors, banks, trust companies, brokers, investment advisers, cash portal providers, and other money managers), acting on their own behalf or on behalf of Customers; and

∎
Clients of Northern Trust Corporate and Institutional Services, Northern Trust Foundation and Institutional Advisors and Northern Trust Global Family Office who are corporations, partnerships, business trusts and other institutions and organizations, and clients of Northern Trust Wealth Management having at least $500 million in total assets at Northern Trust.

Please note that the fee and expense information shown under “Fees and Expenses of the Portfolio” in the Portfolio Summaries does not reflect any charges (such as allocation or account maintenance fees) that may be imposed by TNTC, its affiliates, Siebert Williams Shank & Co., LLC (“SWS”) or other financial intermediaries on their clients. SWS is an independent non‑bank financial services firm. SWS is not affiliated with Northern Trust. (For more information, please see “Account Policies and Other Information—Financial Intermediaries.”)
SHARE CLASSES
Each Portfolio is authorized to offer four classes of shares (Shares, Service Shares, Premier Shares and Siebert Williams Shank Shares). Shares, Service Shares and Premier Shares are described in a separate prospectus. Treasury Instruments Portfolio is also authorized to offer Digital Enabled Shares, which are described in a separate prospectus. Siebert Williams Shank Shares bear their pro rata portion of all operating expenses paid by the Portfolios, except for any other incremental expenses identified to be properly allocated to a specific share class.
PURCHASING SIEBERT WILLIAMS SHANK SHARES
You may purchase Siebert Williams Shank Shares of the Portfolios through an account directly with the Northern Institutional Funds, through your institutional account at Northern Trust (or an affiliate) or through an authorized intermediary, generally with no minimum initial investment.
The Siebert Williams Shank Shares class of the Portfolios are not offered for purchase through Northern Trust custody sweep.
OPENING AN ACCOUNT
THROUGH AN INSTITUTIONAL ACCOUNT. If you are opening an institutional account at Northern Trust, a Northern Trust representative can assist you with all phases of your investment. To purchase shares through your account, contact your Northern Trust representative for further information.
THROUGH AN AUTHORIZED INTERMEDIARY. The Trust has authorized SWS and certain Institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase orders from their customers on behalf of the Portfolios. See “Account Policies and Other Information—Financial Intermediaries” for additional information regarding purchases of Siebert Williams Shank Shares of the Portfolios through authorized intermediaries. If you purchase shares through an authorized intermediary, that intermediary may impose different investment minimums than those set forth by the Portfolios as described in this Prospectus. The Portfolios are not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
DIRECTLY FROM THE TRUST. An Institution may open a shareholder account and purchase shares directly from the Trust as described above under “Purchasing Siebert Williams Shank Shares”.
For your convenience, there are a number of ways to invest directly in the Portfolios:
BY MAIL

∎	Read this Prospectus carefully.

∎	Complete and sign the New Account Application.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	18	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

∎	Include acceptable evidence of authority (if applicable).

∎	Enclose a check or Federal Reserve draft payable to Northern Institutional Funds.

∎	Mail your check, acceptable evidence of authority (if applicable) and completed New Account Application to:
Northern Institutional Funds
P.O. Box 75986
Chicago, Illinois 60675-5986

∎	Additional documentation may be required to fulfill the requirements of the “Customer Identification Program.”
All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.

∎	For overnight delivery, use the following address:
Northern Institutional Funds
c/o The Northern Trust Company
333 South Wabash Ave
Chicago, Illinois 60604
BY TELEPHONE
TO OPEN A NEW ACCOUNT:
For more information or instructions regarding the purchase of shares, call the Northern Institutional Funds Center at 800‑637‑1380.
TO ADD TO AN EXISTING ACCOUNT, PLEASE PROVIDE:

∎	The Institution’s name

∎	Your account number
BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER
TO OPEN A NEW ACCOUNT:

∎	For more information or instructions regarding the purchase of shares, call the Northern Institutional Funds Center at 800‑637‑1380.
TO ADD TO AN EXISTING ACCOUNT:

∎	Have your bank wire federal funds or effect an ACH transfer to:
The Northern Trust Company
Chicago, Illinois
ABA Routing No. 0710-00152
(Reference 10‑Digit Portfolio account number, with no spaces (e.g., ##########))
(Reference Shareholder’s Name)
SELLING SIEBERT WILLIAMS SHANK SHARES
THROUGH AN INSTITUTIONAL ACCOUNT. Institutions may sell (redeem) shares through their institutional account by contacting their Northern Trust account representative.
THROUGH AN AUTHORIZED INTERMEDIARY. If you purchased shares from an authorized intermediary, you may sell (redeem) shares by contacting your financial intermediary. See “Account Policies and Other Information—Financial Intermediaries” for additional information regarding sales (redemptions) of Siebert Williams Shank Shares of the Portfolios through authorized intermediaries.
DIRECTLY THROUGH THE TRUST. Purchasers of Siebert Williams Shank Shares that purchase shares directly from the Trust may redeem their shares through the Transfer Agent in one of the following ways:
BY MAIL
SEND A WRITTEN REQUEST TO:
Northern Institutional Funds
P.O. Box 75986
Chicago, Illinois 60675-5986
For overnight delivery, use the following address:
Northern Institutional Funds
c/o The Northern Trust Company
333 South Wabash Ave
Chicago, Illinois 60604
THE LETTER OF INSTRUCTION MUST INCLUDE:

∎	The signature of a duly authorized person (A signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”) also may be required.)

∎	Your account number

∎	The name of the Portfolio

∎	The number of shares or the dollar amount to be redeemed
BY TELEPHONE

∎	Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎
During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under “Selling Siebert Williams Shank Shares—By Mail.”

SIEBERT WILLIAMS SHANK PORTFOLIO	19	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

BY WIRE
If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated bank account.

∎	Call the Northern Institutional Funds Center at 800‑637‑1380 for instructions.

∎	The minimum amount that may be redeemed by this method is $10,000.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	20	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

ACCOUNT POLICIES AND OTHER INFORMATION

PURCHASE AND REDEMPTION MINIMUMS. There is generally no minimum initial investment for Siebert Williams Shank Shares of the Portfolios when purchasing shares through an authorized intermediary. A $10,000 minimum applies for redemptions by wire. The Trust reserves the right to waive redemption minimums and to determine the manner in which a minimum is satisfied.
CALCULATING SHARE PRICE. The Trust issues and redeems Siebert Williams Shank Shares at NAV. The NAV for Siebert Williams Shank Shares of a Portfolio is calculated by dividing the value of the Portfolio’s net assets attributed to Siebert Williams Shank Shares by the number of the Portfolio’s outstanding Siebert Williams Shank Shares. The NAV for Treasury Portfolio and U.S. Government Select Portfolio is calculated on each Business Day as of 4:00 p.m. Central time. The NAV for Treasury Instruments Portfolio is calculated on each Business Day as of 1:30 p.m. Central time. See “Business Day” below. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order. See “Good Order.”
Each of the Portfolios seek to maintain a stable NAV of $1.00 per share by valuing the obligations held by it at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate fair value.
TIMING OF PURCHASE REQUESTS. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary on any Business Day by 4:00 p.m. Central time with respect to the Treasury Portfolio and the U.S. Government Select Portfolio, and by 1:30 p.m. Central time with respect to the Treasury Instruments Portfolio, will be executed the day they are received by either the Transfer Agent or other authorized intermediary at the NAV next calculated after receipt of your purchase order in good order, provided that one of the following occurs:

∎
The Transfer Agent receives the payment in federal or other immediately available funds on the same Business Day by 1:30 p.m. with respect to the Treasury Instruments Portfolio and by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time) with respect to the Treasury Portfolio and the U.S. Government Select Portfolio;

∎
The requests are placed by a financial or authorized intermediary that has entered into a servicing agreement or other agreement with the Trust or its agent and payment in federal or other immediately available funds is received by the Transfer Agent in accordance with the terms of the Trust’s or its agent’s agreement with the intermediary;

∎	Payment in federal or other immediately available funds is received by the close of the same Business Day in an institutional account maintained with Northern Trust or an affiliate; or

∎
The purchase requests are placed through TNTC’s electronic fund trading platform and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time).

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non‑Business Day or after the deadlines described above on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Portfolio(s), provided that payment is made as noted above.
IN‑KIND PURCHASES AND REDEMPTIONS. The Trust reserves the right to accept payment for Siebert Williams Shank Shares in the form of securities that are permissible investments for a Portfolio. The Trust also reserves the right to pay redemptions by a distribution “in‑kind” of securities (instead of cash) from a Portfolio. See the Statement of Additional Information (“SAI”) for further information about the terms of these purchases and redemptions.
MISCELLANEOUS PURCHASE INFORMATION.

∎	Institutions are responsible for transmitting purchase orders and delivering required funds on a timely basis.

∎
For shares purchased through a financial intermediary, the financial intermediary is responsible for transmitting purchase orders and delivering required funds on a timely basis. Your financial intermediary may have earlier trading deadlines than those described in this prospectus. Please contact your financial intermediary for more information.

∎
Institutions are responsible for all losses and expenses of a Portfolio, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

∎	Exchanges into the Portfolios from another investment portfolio in the Trust may be subject to any redemption fee imposed by the other investment portfolio.

∎
Siebert Williams Shank Shares of a Portfolio are entitled to the dividends declared by a Portfolio beginning on the Business Day the purchase order is executed, provided payment in federal or other immediately available funds is received by the Transfer Agent by the time designated in “Timing of Purchase Requests.”

∎
The Trust and its agents, each reserve the right, in the Trust’s sole discretion, to reject or restrict any purchase order or exchange order, in whole or in part. The Trust also reserves the right to change or discontinue any of its purchase procedures.

SIEBERT WILLIAMS SHANK PORTFOLIO	21	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

∎	The Trust and its agents, each reserve the right to suspend the offering of shares of the Portfolio when, in the judgment of management, such suspension is in the best interests of the Portfolio.

∎	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings.”

∎
If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to such state’s unclaimed property administrator in accordance with statutory requirements. The state may sell escheated shares of a Portfolio and, if an investor subsequently seeks to reclaim the proceeds of liquidation from the state, the investor may only be able to recover the amount received when the shares of such Portfolio were sold. To avoid these outcomes and protect their property, shareholders that invest in a Portfolio through an account held directly with the Portfolio’s transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by mail, by phone (800‑637‑1380), or by logging into their account. The Portfolios, their Board of Trustees, and the Transfer Agent will not be liable to investors or their representatives for good faith compliance with state unclaimed property laws. Investors are responsible for checking their state’s unclaimed or abandoned property website for specific information.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on any Business Day by 1:30 p.m. Central time with respect to the Treasury Instruments Portfolio, and by 4:00 p.m. Central time with respect to the Treasury Portfolio and the U.S. Government Select Portfolio, will be executed on the same day at the NAV next calculated after receipt of your redemption order in good order.
Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non‑Business Day or after the deadline described above on a Business Day will be executed the next Business Day at that day’s closing share price for the applicable Portfolio(s).
PAYMENT OF REDEMPTION PROCEEDS. If your account is held directly with a Portfolio, it is expected that under normal circumstances the Portfolio will typically pay out redemption proceeds to shareholders by the next Business Day following a receipt of a redemption request in good order.
If your account is held through an intermediary, the length of time to pay redemption proceeds typically depends, in part, on the terms of the agreement in place between the intermediary and a Portfolio. For redemption proceeds that are paid either directly to you from a Portfolio or to your intermediary for transmittal to you, it is expected that under normal circumstances payments will typically be made by wire, by ACH or by issuing check by the next Business Day following receipt of a redemption request in good order from the intermediary by a Portfolio. Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Portfolios’ transfer agent. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three Business Days following receipt of a redemption request in good order.
However, if you have recently purchased shares with a check or through an electronic transaction, payment may be delayed as discussed below under “Miscellaneous Redemption Information.”
It is expected that payment of redemption proceeds will normally be made from uninvested cash or short-term investments, proceeds from the sale of portfolio securities, or borrowing from banks, including through the Trust’s committed, unsecured credit facility (see “Credit Facility and Borrowing”). It is possible that stressed market conditions or large shareholder redemptions may result in the need for utilization of a Portfolio’s ability to redeem in‑kind in order to meet shareholder redemption requests. A Portfolio reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash (redemption in‑kind). Redemption in‑kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption request in good order by a Portfolio.
Large unexpected redemptions to a Portfolio can disrupt portfolio management and increase trading costs by causing the Portfolio to liquidate a substantial portion of its assets in a short period of time. When experiencing a redemption by a large shareholder, a Portfolio may delay payment of the redemption request for up to seven days to provide NTI with time to determine if the Portfolio can redeem the request‑in‑kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, a Portfolio may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to a Portfolio and its remaining shareholders.
The Portfolios do not intend to avail themselves of the ability to impose liquidity fees. However, the Board of Trustees reserves the right, with notice to shareholders, to change this policy, thereby permitting a Portfolio to impose discretionary liquidity fees in the future.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	22	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

∎
The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Portfolio. The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the New York Stock Exchange (the “Exchange”) is closed (other than on holidays or weekends), or during which trading on the Exchange is restricted; (ii) when, in accordance with SEC rules and regulations, an emergency exists that makes the disposal of securities owned by the Portfolio or the determination of the fair value of the Portfolio’s net assets not reasonably practicable; (iii) as permitted by order of the SEC for the protection of Portfolio shareholders; or (iv) the Portfolio as part of a liquidation of the Portfolio, has suspended redemption of shares in accordance with SEC rules and regulations. Redemption payments may also be delayed in the event of a non‑routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks.

∎
If you are redeeming recently purchased shares by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

∎	Institutions are responsible for transmitting redemption orders and crediting their Customers’ accounts with redemption proceeds on a timely basis.

∎
For shares redeemed through a financial intermediary, the financial intermediary is responsible for transmitting redemption orders and crediting your account with redemption proceeds on a timely basis. Your financial intermediary may have earlier trading deadlines than those described in this prospectus. Please contact your financial intermediary for more information.

∎	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

∎	Dividends on Siebert Williams Shank Shares are earned through and including the day prior to the day on which they are redeemed.

∎
Subject to applicable law, the Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

∎
Subject to applicable law, the Trust, Northern Trust and their agents reserve the right to involuntarily redeem or suspend an account at the Portfolio’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or other circumstances determined by the Trust and Northern Trust to be in the best interest of the Trust and its shareholders.

∎
The Trust, Northern Trust and their agents reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s or authorized agent’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

∎	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption request has been duly authorized.

∎	The Trust reserves the right to change or discontinue any of its redemption procedures.

∎
The Trust does not permit redemption proceeds to be sent by outgoing International ACH Transaction (“IAT”). An IAT is a payment transaction involving a financial institution’s office located outside U.S. territorial jurisdiction.

∎	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings.”
EXCHANGE PRIVILEGES. Institutions and their Customers (to the extent permitted by their account agreements) may exchange shares of a Portfolio for shares of another portfolio of the Trust subject to that portfolio’s eligibility requirements and if the registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. A $1,000 minimum applies to exchanges. An exchange is a redemption of shares of one Portfolio and the purchase of shares of another investment portfolio in the Trust. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges.
The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made.

SIEBERT WILLIAMS SHANK PORTFOLIO	23	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

Before making an exchange, you should read the Prospectus for the shares you are acquiring.
EXCESSIVE TRADING IN PORTFOLIO SHARES. The Board of Trustees of the Trust has not adopted, on behalf of the Portfolios, policies and procedures with respect to frequent purchases and redemptions of Portfolio shares in light of the nature and high quality of the Portfolios’ investments. Each Portfolio reserves the right to refuse a purchase order if management of the Portfolio determines that the purchase may not be in the best interests of the Portfolio.
TELEPHONE TRANSACTIONS. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone.
The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record.
The Trust reserves the right to refuse a telephone redemption, subject to applicable law.
ADVANCE NOTIFICATION OF LARGE TRANSACTIONS. The Trust requests that an Institution give advance notice to the Transfer Agent by 11:00 a.m. Central time if it intends to place a purchase or redemption order of $5 million or more on a Business Day. For other large purchase or redemption orders below $5 million, the Trust requests that an Institution give advance notice to the Transfer Agent as early as possible in the day.
MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions only in writing. You may make changes to an address of record or certain other account information in writing or by telephone. Written instructions must be accompanied by acceptable evidence of authority (if applicable). A signature guarantee also may be required from an institution participating in STAMP. Additional requirements may be imposed. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.
SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority (if applicable) must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.
BUSINESS DAY. A “Business Day” is each day that the Exchange is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Portfolio shares will generally not be priced on days that the Exchange is closed, although Portfolio shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
GOOD ORDER. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered, including acceptable evidence of authority (if applicable). Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has provided all information required by the Trust’s “Customer Identification Program” described below.
CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until an investor’s identity is verified; (b) refuse an investment in the Trust; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.
EARLY CLOSINGS. The Portfolios reserve the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange and/or the bond markets close early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, on any Business Day when SIFMA recommends that the bond markets close early, each Portfolio reserves the right to close at or prior to the SIFMA

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	24	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

recommended closing time. If a Portfolio does so, it will cease granting same Business Day credit for purchase and redemption orders received at the Portfolio’s closing time and credit will be given on the next Business Day. In addition, the Board of Trustees of the Trust also may, for any Business Day, decide to change the time as of which a Portfolio’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
EMERGENCY OR UNUSUAL EVENTS. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation or unusual event, please call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
FINANCIAL INTERMEDIARIES. The Trust has authorized SWS and certain other financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase, redemption and exchange orders from their customers (“Customers”) on behalf of the Portfolios. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Trust. A Portfolio will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Portfolio’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Portfolio’s behalf are priced at the Portfolio’s NAV next calculated by the Portfolio after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
NTI has entered into an agreement with SWS whereby NTI pays SWS a fee for distribution and other services provided by SWS. The additional compensation and payments will be paid to SWS by NTI or its affiliates and will not represent an additional expense to a Portfolio or its shareholders. Such payments may provide an incentive for SWS to recommend shares of a Portfolio when it might not have done so absent such payments.
In addition, Northern Trust may enter into agreements with financial intermediaries through which Customers own shares of the Siebert Williams Shank Shares class of a Portfolio, pursuant to which Northern Trust pays these financial intermediaries for providing certain services. The payments made by Northern Trust to financial intermediaries will be paid by Northern Trust and will not represent an additional expense to a Portfolio or its shareholders.
Northern Trust also may provide compensation to certain dealers for marketing and distribution in connection with the Northern Institutional Funds.
Northern Trust may also sponsor informational meetings, seminars and other similar programs designed to market the Northern Institutional Funds. The amount of such compensation and payments may be made on a one‑time and/ or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Adviser (after adjustments). The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Portfolios available to their Customers, and may allow the Portfolios greater access to such parties and their Customers than would be the case if no payments were paid.
Customers purchasing through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees, and other charges that will reduce the net return on an investment in a Portfolio. If a Customer has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the Customer may be required to redeem all or a portion of the Customer’s investment in a Portfolio.
Conflict of interest restrictions may apply to the receipt of compensation by a financial intermediary in connection with the investment of fiduciary funds in shares of a Portfolio.
Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.
State securities laws regarding the registration of dealers may differ from federal law. As a result, financial intermediaries investing in the Portfolios on behalf of their Customers may be required to register as dealers.

SIEBERT WILLIAMS SHANK PORTFOLIO	25	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

PORTFOLIO HOLDINGS. The Portfolios, or their duly authorized service providers, may publicly disclose holdings of all Northern Institutional Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Trust publishes on its website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of a Portfolio’s holdings and certain other information regarding portfolio holdings of each Portfolio as of the last business day of the prior month or subsequent calendar day of the preceding month. A Portfolio may publish on the Trust’s website a complete schedule of its portfolio holdings and certain other information regarding portfolio holdings more frequently in accordance with the Trust’s policy. Certain portfolio information concerning the Portfolios will be provided in monthly holdings reports to the SEC on Form N‑MFP. Form N‑MFP will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N‑MFP will be provided on the Trust’s website. A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the SAI.
SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual and an annual shareholder report as of May 31 and November 30, respectively. The reports will be made available on the Portfolios’ website at www.northerntrust.com/united‑states/what‑we‑do/investment‑management/northern‑funds/funds‑and‑performance‑institutional/literature. Paper copies of these reports will be mailed to each shareholder of record that has not elected to receive the reports electronically. You may elect to receive future reports electronically at any time by contacting your financial intermediary or, if you invest directly with the Trust, by calling the Northern Institutional Funds Center at 800‑637‑1380 or by sending an e‑mail request to northernfunds@ntrs.com. Your election to receive reports electronically will apply to all Northern Institutional Funds you hold in your account at the financial intermediary or through an account with the Trust.
If we have received appropriate written consent, we send a single copy of all materials, including prospectuses, financial reports, proxy statements or information statements and other notices to all shareholders who share the same mailing address, even if more than one person in a household holds shares of a Portfolio.
If you do not want your mailings combined with those of other members of your household, you may opt‑out at any time by contacting the Northern Institutional Funds Center by telephone at 800‑637‑1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e‑mail to northern-funds@ntrs.com. The Portfolios will begin sending individual copies to you within 30 days after receipt of your opt‑out notice. The Trust may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Institutional Funds Center at P.O. Box 75986, Chicago, Illinois 60675-5986, calling 800‑637‑1380 or by sending an e‑mail to: northern-funds@ntrs.com.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	26	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

DISTRIBUTIONS AND TAX CONSIDERATIONS

DISTRIBUTIONS
Dividends from net income are declared daily and paid monthly by a Portfolio to its shareholders. Net income includes the interest accrued on a Portfolio’s assets less estimated expenses. Each Portfolio’s net realized short-term capital gains, if any, are distributed at least annually. The Portfolios do not expect to realize net long-term capital gains.
Dividends are paid as soon as practicable following the end of each month, except in the case of a total redemption of shares in an account that is not subject to a standing order for the purchase of additional shares of the same class. In that event, dividends will be paid promptly along with the redemption proceeds.
All distributions are reinvested automatically (without any sales charge) in additional shares of the same Portfolio, unless you elect to receive distributions in cash by notifying the Transfer Agent in writing. You may make arrangements to credit these distributions to your account with Northern Trust, its affiliates or financial intermediaries.
There are no fees or sales charges on reinvestments.
The Portfolios generally will be invested in debt instruments and not in shares of stock on which dividend income will be received. As a result, the Portfolios do not expect to pay dividends that are eligible for the reduced tax rate on corporate dividends or that will qualify for the dividends-received deduction for corporations.
IRAS AND OTHER TAX‑QUALIFIED PLANS. One major exception to the preceding tax principles is that distributions on shares held in an IRA (or other tax‑qualified plan) will not be currently taxable unless shares are acquired with borrowed funds.
REDEMPTIONS. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Portfolio shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. As long as the Portfolio maintains a constant NAV of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of the Portfolio.
TAX CONSIDERATIONS
The following is a summary of certain tax considerations that may be relevant to a shareholder in a Portfolio. The discussions of the federal income tax consequences in this Prospectus and the SAI are based on the Internal Revenue Code of 1986 (the “Code”), as amended, and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual U.S. citizens or residents and is based on current tax law. You should consult your tax professional for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
DISTRIBUTIONS. Each Portfolio has elected and intends to qualify as a regulated investment company for federal income tax purposes and to distribute to shareholders substantially all of its net investment income each year. Except as otherwise noted below, you will generally be subject to federal income tax at ordinary rates on a Portfolio’s distributions to you, regardless of whether they are paid in cash or reinvested in Portfolio shares. U.S. individuals with “modified adjusted gross income” exceeding $200,000 ($250,000 if married and filing jointly) and trusts and estates with income above certain thresholds are subject to the Medicare contribution tax on their “net investment income,” which includes non‑exempt interest, dividends and capital gains at a rate of 3.8%. You will be notified annually of the tax status of distributions to you.
BACKUP WITHHOLDING. The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 24% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the IRS for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”
U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS. Portfolio distributions attributable to Portfolio income such as interest will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however be reduced (and in some cases eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolios with a properly completed Form W‑8BEN or W‑8BEN‑E, as applicable, to establish entitlement for these treaty benefits. Dividends reported as short-term capital gain dividends or interest-related dividends are not subject to U.S. withholding tax. The exemption may not apply, however, if the recipient’s investment in a Portfolio is effectively connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a taxable year and certain other

SIEBERT WILLIAMS SHANK PORTFOLIO	27	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

conditions are met. However, dividends reported as exempt-interest dividends are generally not subject to U.S. withholding tax. In addition, the Portfolios are required to withhold 30% tax on certain payments to certain foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.
All foreign investors should consult their own tax professionals regarding the tax consequences in their country of residence of an investment in a Portfolio.
STATE AND LOCAL TAXES. You may also be subject to state and local taxes on income and gain attributable to your ownership of Portfolio shares. State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest earned by the Portfolio on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.
CONSULT YOUR TAX PROFESSIONAL. Your investment in the Portfolios could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Portfolio. More tax information relating to the Portfolios is also provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	28	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

SECURITIES, TECHNIQUES AND RISKS
ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES
The following provides additional information regarding each Portfolio’s investment objective, principal investment strategies and related risks discussed in the Portfolio Summaries—Principal Investment Strategies section for each Portfolio, as well as information about additional investment strategies and techniques that a Portfolio may employ in pursuing its investment objective. Principal investment strategies and risks apply to each Portfolio, unless otherwise noted. The Portfolios also may make other types of investments to the extent permitted by applicable law. Additional information about the Portfolios, their investment strategies and risks can also be found in the Portfolios’ SAI. Future legislative, regulatory, or tax developments may affect the investments or investment strategies available to NTI in connection with managing the Portfolios, which may also adversely affect the Portfolios’ return potential and ability of the Portfolios to achieve their investment objective.
All investments carry some degree of risk that will affect the value of a Portfolio, its yield and investment performance and the price of its shares. An investment in each of the Portfolios is not a bank account and is not insured or guaranteed by the FDIC, any other government agency, Siebert Williams Shank & Co., LLC or its affiliates, or Northern Trust, its affiliates, subsidiaries or any other bank.
The Portfolios seek to maintain a stable NAV of $1.00 per share. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.
The securities purchased by the Portfolios are subject to the maturity, quality, liquidity, diversification, and other requirements of Rule 2a‑7. Consistent with Rule 2a‑7, each of the Portfolios:

∎	Limits its dollar-weighted average portfolio maturity to 60 days or less;

∎
Limits its dollar-weighted average portfolio maturity without regard to maturity shortening provisions regarding interest rate readjustments under Rule 2a‑7 (also known as dollar-weighted average portfolio life) to 120 days or less;

∎	Buys securities with remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under Rule 2a‑7; and

∎	Invests only in U.S. dollar-denominated securities.
In addition, each Portfolio limits its investments to “Eligible Securities,” as defined by the SEC, at the time of acquisition. Securities in which the Portfolios may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.
An “Eligible Security” means a security (i) that has been determined by NTI, subject to guidelines approved by the Portfolio’s Board of Trustees, to present minimal credit risks to the fund; (ii) that is issued by other investment companies that are money market funds; or (iii) that is a U.S. government security.
In making minimal credit risk determinations, NTI includes an analysis of the capacity of each security’s issuer or guarantor to meet its financial obligations.
INVESTMENT OBJECTIVES. The investment objectives of the Treasury Portfolio and U.S. Government Select Portfolio may not be changed without shareholder approval. The investment objective of the Treasury Instruments Portfolio may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes.
During extraordinary market conditions and interest rate environments, all or any portion of the assets of each of the Portfolios may be uninvested (i.e., a portion of the Portfolios’ assets may be held in cash). The Portfolios may not achieve their investment objectives during this time.
Under unusual circumstances, the U.S. Government Select Portfolio may invest less than 50% of its net assets in U.S. government securities that pay interest exempt from state income taxation.
CREDIT (OR DEFAULT) RISK. Credit (or default) risk is the risk that an issuer of fixed-income securities held by a Portfolio may default on its obligation to pay interest and repay principal.
Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. Concerns over an issuer’s ability to make principal or interest payments in a timely manner may cause the value of a fixed income security to decline. The credit quality of a debt security or of the issuer of a debt security held by a Portfolio could deteriorate rapidly, which may impair a Portfolio’s liquidity or cause a rapid deterioration in the market value of a Portfolio’s securities. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties. In

SIEBERT WILLIAMS SHANK PORTFOLIO	29	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

addition, the Portfolios may incur expenses in an effort to protect the Portfolio’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.
INCOME RISK is the risk that a Portfolio’s ability to distribute income to shareholders depends on the yield available from a Portfolio’s investments. Falling interest rates will cause a Portfolio’s income to decline. In addition, changes in the dividend policies of companies held by a Portfolio could make it difficult for the Portfolio to provide a predictable level of income. Income risk is generally higher for short-term debt securities.
INTEREST RATE RISK A Portfolio’s yield will vary with changes in interest rates. During periods of rising interest rates, the market value of a Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Portfolio’s securities will tend to be higher. A Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In a period of rising interest rates, a Portfolio’s yield may not increase proportionately or rise as quickly as the yields of certain other short-term investments. Investments held by a Portfolio with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities.
During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolios’ investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance. A low or negative interest rate environment may cause a Portfolio’s earnings to fall below the Portfolio’s expense ratio, resulting in a low or negative yield and may impair a Portfolio’s ability to maintain a stable NAV per share. Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities held by a Portfolio may vary.
LARGE SHAREHOLDER RISK To the extent a significant percentage of the shares of a Portfolio are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Investment Adviser or an affiliate of the Investment Adviser has investment discretion, the Portfolio is subject to the risk that those shareholders may purchase or redeem Portfolio shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Investment Adviser or an affiliate of the Investment Adviser and may adversely affect a Portfolio’s performance. Such redemptions may force the Investment Adviser to sell portfolio securities or invest cash when the Investment Adviser would not otherwise choose to do so. Redemptions by a large shareholder may also affect the liquidity of a Portfolio, increase the Portfolio’s transaction costs, and accelerate the realization of taxable income and/or gains. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, a large shareholder redemption could result in each Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in each such Portfolio’s expense ratio. Large shareholder purchases of a Portfolio’s shares or having a more concentrated shareholder base may adversely affect the Portfolio’s performance to the extent that the Portfolios are delayed in investing new cash or otherwise maintain a larger cash position than they ordinarily would. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Portfolio would be maintained.
MARKET EVENTS RISK. Market events risk relates to the risk that market changes or unexpected events can lead to increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets throughout the world and negatively impact Portfolio investments and Portfolio performance.
The U.S. government and the Federal Reserve have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and through interest rate changes. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.
Governmental or central bank actions, including interest rate increases, measures to address budget deficits, or contrary actions by different governments, as well as downgrades of sovereign debt, fluctuations in oil and commodity prices, dramatic changes in currency exchange rates and geopolitical events (including war and terror attacks) could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Portfolio invests.
Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. Political turmoil within the U.S. and abroad may also impact the Portfolios. Certain changes in the U.S. economy, in particular, such as

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	30	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

when the U.S. economy weakens or its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Portfolios have exposure. Although the U.S. government has historically honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Portfolios’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Portfolio investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non‑U.S. issuers, and could adversely affect financial markets generally. Global economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trade disputes and changes in trade regulation, tariff arrangements, wars, terrorism, natural disasters, public health emergencies (including pandemics and epidemics) and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Portfolio directly invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Portfolio’s investments may be negatively affected.
You should also review this prospectus and the SAI to understand each Portfolio’s discretion to implement temporary defensive measures, as well as the circumstances in which a Portfolio may satisfy redemption requests in‑kind.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on certain debt securities held by a Portfolio earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, a Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Portfolio’s returns. A Portfolio may also lose any premium it paid to purchase the securities.
REPURCHASE AGREEMENTS (principal strategy for Treasury Portfolio and U.S. Government Select Portfolio). Repurchase agreements involve the purchase of securities by a Portfolio subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
INVESTMENT STRATEGY. To the extent consistent with its respective investment objective and principal investment strategies, each Portfolio may enter into repurchase agreements with domestic and foreign financial institutions such as banks and broker-dealers that are deemed to present minimal credit risk by the Investment Adviser. The Portfolios consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Portfolio’s investment policies.
Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement generally will not occur more than one year after a Portfolio acquires the securities.
SPECIAL RISKS. In the event of a default, a Portfolio will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is unenforceable by a Portfolio. If a Portfolio enters into a repurchase agreement with a foreign financial institution, it may be subject to the same risks associated with foreign investments.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the credit worthiness of a foreign financial institution. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.
The Portfolios intend to enter into transactions with counterparties that present minimal credit risks at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.
STABLE NAV RISK is the risk that a Portfolio will not be able to maintain a NAV per share of $1.00 at all times. If a Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased

SIEBERT WILLIAMS SHANK PORTFOLIO	31	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

redemption activity, which could adversely affect its NAV. A significant enough market disruption or drop in market prices of securities held by a Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.
STRIPPED SECURITIES (principal strategy for the U.S. Government Select Portfolio) These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise). They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation.
The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.
INVESTMENT STRATEGY. To the extent consistent with its investment objectives and strategies, the Portfolio may purchase stripped securities, including securities registered in the STRIPS program.
SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Portfolio and adversely affect the Portfolio’s investment performance.
U.S. GOVERNMENT SECURITIES These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. U.S. Treasury obligations also include floating rate public obligations of the U.S. Treasury.
INVESTMENT STRATEGY. To the extent consistent with their investment objective and strategies, the Portfolios may invest in a variety of U.S. Treasury obligations and in other obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (including zero coupon securities).
SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities are issued by entities chartered or sponsored by Acts of Congress, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, such securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury, although this guarantee applies only to principal and interest payments and does not apply to losses resulting from declines in the market value of these securities. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.
An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds).
Floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”) have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	32	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the FRNs, which only occur periodically (see “Variable and Floating Rate Instruments” below). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
VARIABLE AND FLOATING RATE INSTRUMENTS Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include floating rate Treasury obligations, and short- and long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.
INVESTMENT STRATEGY. Each of the Portfolios may invest in variable or floating rate instruments to the extent consistent with its investment objective and strategies.
SPECIAL RISKS. Variable and floating rate instruments are subject to many of the same risks as fixed rate instruments which could impede their value. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Portfolio is not entitled to exercise its demand rights. As a result, the Portfolios could suffer a loss with respect to these instruments. In addition, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. In addition, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of a variable or floating instrument, which could harm or benefit a Portfolio, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate instrument that does not reset immediately would prevent a Portfolio from taking full advantage of rising interest rates in a timely manner.
CASH POSITIONS As government money market funds, a portion of the Portfolios’ assets will likely be held in cash, primarily to meet redemptions.
SPECIAL RISKS. Maintaining cash positions, may negatively affect the Portfolios’ performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.
OTHER SECURITIES AND RISKS. Additionally, the Portfolios may purchase other types of securities or instruments similar to those described in these sections if otherwise consistent with the Portfolios’ investment objectives and strategies. You should carefully consider the risks discussed in these sections before investing in a Portfolio.
Each Portfolio can also use the investment techniques and strategies described below. A Portfolio might not use all of these techniques or strategies or might only use them from time to time.
BORROWINGS. The Portfolios may borrow money from banks.
Each Portfolio may borrow money from banks in amounts up to 33-1/3% of its total assets (including the amount borrowed).
Borrowing involves leveraging.
CREDIT FACILITY AND BORROWING. The Portfolios, the other portfolios of the Trust, and affiliated funds of Northern Funds for purposes of this discussion, (the “Borrowing Funds”) have jointly entered into a revolving credit facility (the “Credit Facility”) whereby the Borrowing Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to the Credit Facility, the participating Borrowing Funds may borrow up to an aggregate commitment amount of $185 million (the “Commitment Limit”) at any time, subject to asset coverage and other legal, regulatory or contractual limitations as specified in the Credit Facility and under the 1940 Act.
Borrowing results in interest expense and other fees and expenses for the Borrowing Fund that may impact a Portfolio’s expenses, including any net expense ratios. The costs of borrowing may reduce a Borrowing Fund’s yield. If a Borrowing Fund borrows pursuant to the Credit Facility, it is charged interest at a variable rate. Each Borrowing Fund also pays a commitment fee equal to its pro rata share of the unused portion of the Credit Facility. The availability of funds under the Credit Facility can be affected by other participating portfolios’ or Borrowing Funds’ borrowings under the Credit Facility. As such, a Borrowing Fund may be unable to borrow (or borrow further) under the Credit Facility if the Commitment Limit has been reached.
INVESTMENT COMPANIES. To the extent consistent with their investment objectives and strategies, the Portfolios may invest in securities issued by other affiliated or unaffiliated investment companies. Investments in other government money market funds are included in a Portfolio’s 99.5% policy.
INVESTMENT STRATEGY. Investments by a Portfolio in other investment companies will be subject to the limitations of the 1940 Act except as permitted by applicable SEC exemptive orders or rules, or no‑action relief. Although the Portfolios do

SIEBERT WILLIAMS SHANK PORTFOLIO	33	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

not expect to do so in the foreseeable future, each Portfolio is authorized to invest substantially all of its assets in an open‑end investment company or a series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.
SPECIAL RISKS. Investments in other investment companies are subject to the risks of investing in the underlying securities or other instruments that such investment companies own. The value of the investments of an investment company in which a Portfolio invests will fluctuate in response to various market and economic factors related to the markets, as well as the financial condition and prospects of issuers in which the underlying investment companies invest. There can be no assurance that the underlying investment companies will achieve their investment objectives, and their performance may be lower than their represented asset classes.
The Portfolio will bear a proportionate share of any fees and expenses paid by the investment companies in which the Portfolio invests. Because other investment companies pay advisory, administrative and/or service fees that are borne indirectly by investors, such as the Portfolio, there may be duplication of investment management and other fees.
TEMPORARY INVESTMENTS. For capital preservation and liquidity, each Portfolio may have a greater concentration in short-term securities, including investing up to all of its assets in overnight securities, which may result in a reduction of a Portfolio’s yield.
Although the Investment Adviser has the ability to take temporary positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.
The Portfolios may, from time to time, take temporary defensive positions by holding cash, shortening the Portfolio’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Portfolios’ SAI, in anticipation of or in response to adverse market, economic, political or other conditions. In addition, the Treasury Instruments Portfolio may invest in repurchase agreements in anticipation of or in response to adverse market, economic, political or other conditions. If the Portfolios’ portfolio managers do so, different factors could affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.
The following provides additional risk information regarding investing in the Portfolio.
CYBERSECURITY RISK. The Portfolios and their investment adviser, custodian, transfer agent, distributor and other service providers and the financial intermediaries of each (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down a Portfolio or Service Provider website through denial‑of‑service attacks, or (iv) otherwise disrupt normal business operations.
Successful cyber-attacks or other cyber-failures or events affecting the Portfolios or their Service Providers may adversely impact a Portfolio or its shareholders. For instance, such attacks, failures or other events may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential Portfolio information, impede trading, or cause reputational damage. Such attacks, failures or other events could also subject the Portfolios or their Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs.
Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Portfolios or their Service Providers may also incur significant costs to manage and control Cyber Risk. While the Portfolios and their Service Providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Portfolios have limited ability to prevent or mitigate cybersecurity incidents affecting Service Providers, and such Service Providers may have limited indemnification obligations to the Portfolios or their investment adviser, and the Portfolios do not directly control the cybersecurity plans and systems put in place by the Service Providers or any other third parties whose operations may affect the Portfolios or their shareholders. The Portfolios and their shareholders could be negatively impacted as a result. Cyber Risks are also present for issuers of securities or other instruments in which the Portfolios invest, which could result in material adverse consequences for such issuers, and may cause the Portfolios’ investment in such issuers to lose value.
OPERATIONAL RISK. The Investment Adviser to the Portfolios and other Portfolio service providers may be subject to operational risk and may experience disruptions and operating errors. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may adversely affect a Portfolio’s ability to calculate its NAVs in a timely manner,

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	34	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

including over a potentially extended period. Moreover, disruptions (for example, pandemics and health crises) that cause prolonged periods of remote work or significant employee absences at the Portfolios’ service providers could impact the ability to conduct the Portfolios’ operations. While service providers are required to have appropriate operational risk management policies and procedures in place, their methods of operational risk management may differ from those of the Portfolios in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors.
However, it is not possible for the Investment Adviser or other Portfolio service providers to identify all of the operational risks that may affect a Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
INVESTMENT STRATEGY. Each Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Portfolios generally will purchase securities in these transactions with the intention of acquiring the securities, the Portfolios may dispose of such securities prior to settlement if the Investment Adviser deems it appropriate to do so.
SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered.
Therefore, these transactions may have a leveraging effect on a Portfolio, making the value of an investment in the Portfolio more volatile and increasing the Portfolio’s overall investment exposure. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date. If this occurs, a Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
The Portfolios may invest in other securities and are subject to further restrictions and risks that are described in the SAI. Additional information about the Portfolios, their investments and related risks can also be found in “Investment Objectives and Strategies” in the SAI.

SIEBERT WILLIAMS SHANK PORTFOLIO	35	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

FINANCIAL HIGHLIGHTS
THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF A PORTFOLIO’S SIEBERT WILLIAMS SHANK SHARES FOR THE PAST FIVE YEARS (OR, IF SHORTER, THE PERIOD OF THE PORTFOLIO’S OPERATION).
Certain information reflects the financial results for a single Siebert Williams Shank Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Siebert Williams Shank Shares of a Portfolio held for the entire period (assuming reinvestment of all dividends and distributions).
The information has been derived from financial statements that have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, are included in the Portfolios’ filing on Form N‑CSR. Copies of the semiannual and annual report are available upon request and without charge. The Portfolios’ Form N‑CSR filed with the SEC, which is available upon request and without charge by calling 800‑637‑1380, is also available on the Trust’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#fundfacts or by following the hyperlink: https://www.sec.gov/ix?doc=/Archives/edgar/data/0000710124/000206657826000053/8de5d1360fbcb8c.htm

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	36	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SIEBERT WILLIAMS SHANK
Selected per share data	2025	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.05	0.05 (2)	0.01
Net realized gains (losses)(3)	—	(—)	—	(—)
Total from Investment Operations	0.04	0.05	0.05	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.05)	(0.05)	(0.01)
Total Distributions Paid	(0.04)	(0.05)	(0.05)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return(4)	4.25%	5.23%	4.84%	1.07	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,470,442	$729,865	$1,766,804	$550,791
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15	%(6)
Expenses, before waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.16	%(6)
Net investment income, net of waivers, reimbursements and credits	4.15%	5.13%	4.97%	1.68	%(6)
Net investment income, before waivers, reimbursements and credits	4.15%	5.13%	4.97%	1.67	%(6)

(1)	For the period from December 22, 2021 (commencement of class operations) through November 30, 2022.

(2)
The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(3)	Per share amount from net realized gains (losses) was less than 0.01 per share.

(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $10,000. Total return excluding the voluntary reimbursement would have been 1.06%.

(6)	Annualized for periods less than one year.

SIEBERT WILLIAMS SHANK PORTFOLIO	37	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SIEBERT WILLIAMS SHANK
Selected per share data	2025		2024		2023		2022		2021
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.05		0.05	(1)	0.01		—	(2)
Net realized gains (losses)(2)	—		—		—		—		—
Total from Investment Operations	0.04		0.05		0.05		0.01		—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.05)		(0.05)		(0.01)		(—	)(2)
Total Distributions Paid	(0.04)		(0.05)		(0.05)		(0.01)		(—)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	4.26	%(4)	5.22	%(5),(6)	4.83	%(7),(8)	1.00	%(9)	0.03	%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$3,135,191		$3,615,608		$3,645,059		$2,193,392		$12,201,890
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.17%		0.17%		0.17%		0.10%		0.05%
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.20%		0.21%
Net investment income, net of waivers, reimbursements and credits	4.18%		5.10	%(5)	4.91	%(7)	0.42%		0.03%
Net investment income (loss), before waivers, reimbursements and credits	4.14%		5.06	%(5)	4.87	%(7)	0.32%		(0.13)%

(1)
The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $887,000. Total return excluding the voluntary reimbursement would have been 4.23%.

(5)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $972,000. Total return excluding the voluntary reimbursement would have been 5.19%.

(7)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.90% and 4.86%, respectively.

(8)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $1,020,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $6,001,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(10)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $11,312,000. Total return excluding the voluntary reimbursement would have been -0.11%.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	38	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY INSTRUMENTS PORTFOLIO	SIEBERT WILLIAMS SHANK
Selected per share data	2025(1)
Net Asset Value, Beginning of Period	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	—
Net realized gains (losses)(2)	—
Total from Investment Operations	—
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(—)
Total Distributions Paid	(—)
Net Asset Value, End of Period	$1.00
Total Return(3)	0.41	%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$25,022
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.07%
Expenses, before waivers, reimbursements and credits	0.19%
Net investment income, net of waivers, reimbursements and credits	3.93	%(6)
Net investment income, before waivers, reimbursements and credits	3.81	%(6)

(1)	For the period from October 24, 2025 (commencement of class operations) through November 30, 2025.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $3,000. Total return excluding the voluntary reimbursement would have been 0.40%.

(5)	Annualized for periods less than one year.

(6)
As the Portfolio commenced operations of Siebert Williams Shank shares on October 24,2025, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

SIEBERT WILLIAMS SHANK PORTFOLIO	39	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	40	SIEBERT WILLIAMS SHANK PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES

THIS PAGE INTENTIONALLY LEFT BLANK

SIEBERT WILLIAMS SHANK PORTFOLIO	41	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

SIEBERT WILLIAMS SHANK SHARES

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	42	SIEBERT WILLIAMS SHANK PORTFOLIO

Siebert Williams Shank & Co., LLC
100 Wall Street, 18th Floor
New York, NY 10005
Siebertwilliams.com
ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDER AND FORM N‑CSR AND SAI
Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semiannual shareholder reports and in Form N‑CSR. In Form N‑CSR, you will find the Portfolios’ annual and semi-annual financial statements.
Additional information about the Portfolios and their policies is also available in the SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).
The Portfolios’ annual and semiannual shareholder reports, SAI, and other information such as Portfolio financial statements are available free upon request by calling the Northern Institutional Funds Center at 800‑637‑1380, by sending an e‑mail request to: northern-funds@ntrs.com, or at the website provided below. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Portfolios’ shares may be purchased or sold.
FOR SHAREHOLDER INQUIRIES OR TO OBTAIN INFORMATION:

BY TELEPHONE
For Orders: 800‑637‑1380
For Questions: 866‑926‑3863

BY MAIL
Northern Institutional Funds
P.O. Box 75986
Chicago, Illinois 60675-5986

ON THE INTERNET
The Portfolios’ documents are available online and may be downloaded from:

∎	The EDGAR database on the SEC’s web site at sec.gov (text only)

∎	Northern Institutional Funds website at www.ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature.
Reports and other information about Northern Institutional Funds are available on the Edgar database on the SEC’s internet site at http://www.sec.gov. You may also obtain copies of Northern Institutional Funds documents, after paying a duplicating fee, by sending your electronic request to: publicinfo@sec.gov.

811‑03605

NIF PRO SWS (4/26)

NORTHERN INSTITUTIONAL FUNDS

(THE “TRUST”)

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2026

TREASURY PORTFOLIO

SHARES (NITXX), SERVICE SHARES, PREMIER SHARES (NTPXX)

TREASURY INSTRUMENTS PORTFOLIO

SHARES (NTYXX), SERVICE SHARES, PREMIER SHARES (NPYXX)

U.S. GOVERNMENT PORTFOLIO

SHARES (BNGXX), SERVICE SHARES (BGCXX), PREMIER SHARES (BGDXX)

U.S. GOVERNMENT SELECT PORTFOLIO

SHARES (BGSXX), SERVICE SHARES (BSCXX), PREMIER SHARES (BSDXX)

This Statement of Additional Information dated April 1, 2026 (the “SAI”) is not a prospectus. This SAI should be read in conjunction with the Prospectus dated April 1, 2026, as amended or supplemented from time to time, for the Treasury Portfolio, Treasury Instruments Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”) of Northern Institutional Funds (the “Prospectus”). A copy of the Prospectus may be obtained without charge by calling 800-637-1380 (toll-free). Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

The audited financial statements for the Portfolios and related report of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the Portfolios’ Form N-CSR for the fiscal year ended November 30, 2025, are incorporated herein by reference. No other part of the Portfolios’ Form N-CSR filing is incorporated by reference herein. Copies of the annual report and the Portfolios’ financial statements may be obtained upon request and without charge by calling 800-637-1380 (toll-free).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

You could lose money by investing in the Portfolios. Although each of the Portfolios seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company (“TNTC”), its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor is not required to reimburse the Portfolios for losses, and you should not expect that the sponsor will provide financial support to the Portfolios at any time, including during periods of market stress.

2

ADDITIONAL INVESTMENT INFORMATION

CLASSIFICATION AND HISTORY

Northern Institutional Funds (the “Trust”) is an open-end management investment company. Each Portfolio is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Portfolio is a series of the Trust that was formed as a Delaware statutory trust on July 1, 1997 under an Agreement and Declaration of Trust as amended from time to time (the “Trust Agreement”). The Trust is the result of a reorganization of a Massachusetts business trust formerly known as The Benchmark Funds on March 31, 1998. The Trust’s name was changed from The Benchmark Funds to Northern Institutional Funds on July 15, 1998. The Trust also offers other additional money market portfolios, which are not described in this SAI.

INVESTMENT OBJECTIVES AND STRATEGIES

The following supplements the investment objectives, strategies and risks of the Portfolios as set forth in the Prospectus. The investment objectives of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio may not be changed without shareholder approval. The investment objective of the Treasury Instruments Portfolio may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Except as expressly noted below, each Portfolio’s investment strategies may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectus, each Portfolio may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser,” and collectively with TNTC, “Northern Trust”) to be substantially similar to those of any other investment otherwise permitted by a Portfolio’s investment strategies. A Portfolio might not invest in all of the types of instruments or use all of the strategies or techniques discussed below at any one time.

Treasury Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in: cash, short-term bills, notes, including floating rate notes, and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); and repurchase agreements that are collateralized fully by cash or Treasury Obligations. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations and repurchase agreements collateralized solely by Treasury Obligations.

Treasury Instruments Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in: cash; short-term bills, notes, including floating rate notes, and Treasury Obligations. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.

U.S. Government Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, or sponsored enterprises, and repurchase agreements that are fully collateralized by cash or government securities. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

U.S. Government Select Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, or sponsored enterprises and repurchase agreements that are fully collateralized by cash or government securities. Subject to the foregoing 99.5%

3

investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

•	U.S. Treasury bills;
•	U.S. Treasury notes;
•	U.S. Treasury STRIPS;
•	securities issued by the Federal Home Loan Bank (FHLB);
•	securities issued by the Federal Farm Credit Bank (FFCB); and
•	securities issued by the Tennessee Valley Authority.

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders of the Treasury Portfolio and Treasury Instruments Portfolio will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in a Portfolio’s policy stated in the Prospectus to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations and, with respect to the Treasury Portfolio only, repurchase agreements collateralized solely by Treasury Obligations. For these purposes, “net assets” include the amount of any borrowings for investment purposes and the amount of “net assets” is measured at the time of purchase.

To the extent required by SEC regulations, shareholders of the U.S. Government Portfolio and U.S. Government Select Portfolio will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in a Portfolio’s policy stated in the Prospectus to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities. For these purposes, “net assets” include the amount of any borrowings for investment purposes and the amount of “net assets” is measured at the time of purchase.

Generally, the policies and restrictions discussed in this SAI and in a Portfolio’s prospectus(es) apply when the Portfolio makes an investment. In most cases, if a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of portfolio investments in proportion to the size of the Portfolio will not be considered a violation of the restriction or limitation and the Portfolio will not be required to sell the investment, with the exception of the Fund’s limitations on borrowing as described herein or unless otherwise noted herein.

RULE 2A-7 REQUIREMENTS. The Treasury Portfolio, Treasury Instruments Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio each operate as a “government money market fund” under Rule 2a-7 of the 1940 Act. As a “government money market fund” under Rule 2a-7, each Portfolio (1) uses the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, (2) is not required to impose a liquidity fee on fund redemptions that might apply to other types of money market funds, and (3) invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). Investments in other government money market funds are included within each Portfolio’s 99.5% policy.

The securities purchased by the Portfolios are subject to the maturity, quality, liquidity, diversification, and other requirements of Rule 2a-7. The discussion of investments in this SAI is qualified by Rule 2a-7 limitations.

Rule 2a-7 requires that each Portfolio limit its investments to U.S. dollar-denominated instruments that at the time of acquisition (i) present minimal credit risks, as determined by the Investment Adviser, pursuant to guidelines approved by the Portfolio’s Board; (ii) are issued by other investment companies that are money market funds; or (iii) are U.S. government securities. Securities in which the Portfolios may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value. The Rule also requires that each Portfolio maintain a dollar weighted portfolio

4

maturity appropriate to its investment objective, provided, however, that the Portfolio (i) maintain a dollar-weighted average portfolio maturity of not more than 60 days (as calculated pursuant to Rule 2a-7); (ii) maintain a dollar-weighted average portfolio maturity without regard to maturity shortening provisions regarding interest rate readjustments applicable to variable and floating rate securities (also known as dollar-weighted average portfolio life) of 120 days or less and (iii) may not purchase any instrument with remaining maturity of more than 397 calendar days (as calculated pursuant to Rule 2a-7).

Each Portfolio is required to comply with SEC requirements with respect to the liquidity of the Portfolio’s investments. Each Portfolio may not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets. Each Portfolio may not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets include: cash; direct obligations of the U.S. government; securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; and amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets include: cash; direct obligations of the U.S. government; certain U.S. government agency discount notes without provision for the payment of interest with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. To the extent consistent with their investment objectives and strategies, the Portfolios may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables, municipal securities or other financial assets. The investment characteristics of asset-backed securities differ from those of traditional fixed-income securities. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security normally is subject to both call risk and extension risk, and an asset-backed security’s stated maturity may be shortened. In addition, the security’s total return may be difficult to predict precisely. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity.

Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating a Portfolio’s average weighted maturity, the maturity of asset-backed securities will be based on estimates of average life. Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by certain Portfolios may include collateralized mortgage obligations (“CMOs”). CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways, and normally are considered derivative securities. In some cases CMOs may be highly leveraged and very speculative. The Portfolios will not purchase “residual” CMO interests, which normally exhibit greater price volatility.

5

There are a number of important differences among the agencies, instrumentalities and sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) include Ginnie Mae Mortgage Pass-Through Certificates, which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and backed by the full faith and credit of the United States (“U.S.”), which means that the U.S. government guarantees that the interest and principal will be paid when due. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department (the “U.S. Treasury”) to make payments under its guarantee.

Mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae Guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S., except as described below, but are supported by the right of the issuer to borrow from the U.S. Treasury. Fannie Mae is a stockholder-owned corporation chartered under an Act of the U.S. Congress. Fannie Mae certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress. Freddie Mac certificates are not guaranteed by the U.S. or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Mac certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal after default.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of Fannie Mae and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress with regard to such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of government guaranteed mortgage-backed securities and the Portfolios’ liquidity and value.

There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. A Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the U.S., such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).

Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers. Under the conservatorship, the management of Freddie Mac and Fannie Mae was replaced. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae, which established the U.S. Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the U.S. Treasury to Freddie Mac and Fannie Mae.

6

The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things): the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator; the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury; market responses to developments at Freddie Mac and Fannie Mae; and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the Portfolios.

Under the FHFA’s “Single Security Initiative,” Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of Uniform Mortgage-Backed Securities (“UMBS”), which would generally align the characteristics of Fannie Mae and Freddie Mac participation certificates. In June 2019 Fannie Mae and Freddie Mac began issuing UMBS in place of their current offerings of “to be announced”-eligible mortgage-backed securities. The long term effects of the issuance of UMBS on the market for mortgage-backed securities is uncertain.

Mortgage-and asset-backed securities are also subject to the risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Any economic downturn could increase the risk that such assets underlying asset-backed securities purchased by the Portfolios will also suffer greater levels of default than were historically experienced.

In addition, privately issued mortgage-backed securities (as well as other types of asset-backed securities) do not have the backing of any U.S. government agency, instrumentality or sponsored enterprise. The seller or servicer of the underlying mortgage obligations generally will make representations and warranties to certificate-holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation may constitute the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer. To provide additional investor protection, some mortgage-backed securities may have various types of credit enhancements, reserve funds, subordination provisions or other features. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Asset-backed securities acquired by the Portfolios may also include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”) and other similarly structured securities.

A CBO is a trust or other special purpose entity (“SPE”) that is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and

7

non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Investments in CLOs organized outside of the U.S. may not be deemed to be foreign securities if a CLO is collateralized by a pool of loans, a substantial portion of which are U.S. loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Portfolio against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Portfolio.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid investments. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly or default.

BORROWINGS. Each Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments in an effort to increase the Portfolios’ investment returns. Reverse repurchase agreements may be considered to be a type of borrowing.

When the Portfolios invest borrowing proceeds in other securities, the Portfolios will be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in the Portfolios more volatile and increases the Portfolios’ overall investment exposure. In addition, if a Portfolio’s return on its investment of the borrowing proceeds does not equal or exceed the interest that the Portfolio is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the Portfolio’s return.

The Portfolios may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to their borrowing obligations. This could adversely affect a Portfolio’s strategy and result in lower Portfolio returns. Interest on any borrowings will be a Portfolio expense and will reduce the value of the Portfolios’ shares. The Portfolios may borrow on a secured or on an unsecured basis. If a Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. During the term of the borrowing, the Portfolios will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, a

8

Portfolio may be unable to sell the collateral at a time when it would be advantageous to do so, which could adversely affect the Portfolio’s strategy and result in lower returns. The Portfolios would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the Portfolios. In the event of a default by the lender, there may be delays, costs and risks of loss involved in a Portfolio exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.

CHANGING INTEREST RATES. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. During periods when interest rates are low (or negative), a Portfolio’s yield (or total return) may also be low and fall below zero and a Portfolio may be unable to pay dividends to shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and increased redemptions, and may detract from a Portfolio’s performance to the extent the Portfolio is exposed to such interest rates and/or volatility. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with negative value intended to help create self-sustaining growth in the local economy. To the extent a Portfolio holds a negative-yielding debt instrument or has a bank deposit with a negative interest rate, the Portfolio would generate a negative return on that investment. Maintaining cash positions may also subject a Portfolio to increased credit risk exposure to the Portfolio’s custodian bank. In a low or negative interest rate environment, investors may seek to reallocate their investment to other income-producing assets. This could cause the price of higher-yielding instruments to rise, could further reduce the value of instruments with a negative yield, and may limit a Portfolio’s ability to locate fixed income instruments containing the desired risk/return profile.

A low or negative interest rate environment could impact a Portfolio’s ability to maintain a stable $1.00 share price. During a negative interest rate environment which causes a Portfolio to have a negative gross yield, a Portfolio may reduce the number of shares outstanding on a pro rata basis through share cancellation, such as reverse distribution mechanisms or other mechanisms to seek to maintain a stable $1.00 price per share, subject to Board approval and to the extent permissible by applicable law and the Portfolio’s organizational documents. A Portfolio that implements share cancellation would continue to maintain a stable $1.00 share price by use of the amortized cost method of valuation and/or penny rounding method but the value of an investor’s investment would decline if the Portfolio reduced the number of shares held by the investor. After a cancellation of shares, the basis of cancelled shares would be added to the basis of shareholders’ remaining Portfolio shares, and any shareholders disposing of shares at that time may recognize a capital loss unless the “wash sale” rules apply. Dividends, including dividends reinvested in additional shares of a Portfolio, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced through share cancellation. Due to a lack of guidance regarding share cancellation, however, the tax consequences of such cancellation of shares to a Portfolio and its shareholders is unclear and may differ from that just described.

Alternatively, a Portfolio may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating NAV per share rounded to four decimal places by using available market quotations or equivalents. If a Portfolio were to float its NAV, it would no longer maintain a stable $1.00 share price and instead have a share price that fluctuates. An investor in a Portfolio that floats its NAV would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them.

COMMERCIAL PAPER, BANKERS’ ACCEPTANCES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANK NOTES. To the extent consistent with their respective investment objectives and strategies, the Portfolios may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of

9

exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.

Commercial paper is generally unsecured and usually discounted from its value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is also susceptible to changes in the issuer’s financial condition or credit quality. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity. Commercial paper purchased by certain Portfolios may include asset-backed commercial paper. Asset-backed commercial paper is issued by a SPE that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Since certain Portfolios may hold investments in non-U.S. bank obligations, an investment in the Portfolios involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations held by the Portfolios, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or fixed time deposits that might affect adversely such payment on such obligations held by the Portfolios. Additionally, there may be less public information available about non-U.S. entities. Non-U.S. issuers may be subject to less governmental regulation and supervision than U.S. issuers. Non-U.S. issuers also generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See also “Foreign Investments—General.”

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. To the extent consistent with their respective investment objectives and strategies, the Portfolios (other than the U.S. Government Select Portfolio) may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, such as TIGRs (Treasury Income Growth Receipts) and CATS (Certificates of Accrual on Treasury Securities). The stripped coupons are sold separately from the underlying principal, which usually is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities, which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this

10

issue. Custodial receipts may not be considered obligations of the U.S. government or other issuer of the security held by the custodian for purposes of securities laws. If for tax purposes a Portfolio is not considered to be the owner of the securities held in the underlying trust or custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, the Portfolio will bear its proportionate share of the fees or expenses charged to the custodial account.

DEMAND FEATURES AND GUARANTEES. To the extent consistent with their respective investment objectives and strategies, the Portfolios may invest a significant percentage of their assets in securities that have demand features, guarantees or similar credit and liquidity enhancements. A demand feature permits the holder of the security to sell the security within a specified period of time at a stated exercise price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest. A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security. Demand features and guarantees can effectively:

•	shorten the maturity of a variable or floating rate security;
•	enhance the security’s credit quality; and
•	enhance the ability to sell the security.

The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature. When a Portfolio purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the security to pay for the underlying securities at the time the demand is exercised, non-marketability of the security and differences between the maturity of the underlying security and the maturity of the demand security. Because each Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio.

FOREIGN INVESTMENTS. To the extent consistent with its investment objective and strategies, each Portfolio may invest in U.S. dollar-denominated foreign securities, including bonds and other fixed income securities of foreign issuers, and may also agree to enter into repurchase agreement transactions with foreign financial institutions. Foreign fixed-income securities may include eurodollar convertible securities, which are fixed-income securities that are issued in U.S. dollars outside the U.S. and are convertible into or exchangeable for equity securities of the same or a different issuer. These obligations may be issued by supranational entities, including international organizations (such as the International Bank for Reconstruction and Development (also known as the World Bank)) designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the U.S. on foreign exchanges or foreign over-the-counter markets. Market risk involves the possibility that security prices will decline over short or even extended periods. The markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Portfolio to the extent that it invests in foreign securities. The holdings of the Portfolios, to the extent that they invest in fixed-income securities, will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.

There are other risks and costs involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by

11

foreign governments. Foreign investments also involve risks associated with less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political, financial, social and economic developments in foreign countries (including, for example, military confrontations, war and terrorism), the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, trade restrictions (including tariffs), or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.

The energy, materials and agriculture sectors may account for a large portion of a foreign country’s exports. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on a country’s economy. Commodity prices may be influenced or characterized by unpredictable factors, including where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, pestilence, changes in interest rates and monetary and other governmental policies, action and inaction. Securities of companies held by a Portfolio that are dependent on a single commodity, or are concentrated in a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.

Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences.

Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

To the extent consistent with their investment objectives and strategies, certain Portfolios may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by U.S. entities or citizens.

Dividends and interest payable on a Portfolio’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See “Taxes.”

The Portfolios’ income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which they invest, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “Taxes.”

Foreign securities are generally held outside the U.S. in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, appointed by a Portfolio’s custodian, as permitted under the 1940 Act (“foreign sub-custodians”). Settlement practices for foreign securities may differ from those in the U.S.

12

Some foreign sub-custodians may be recently organized or new to the foreign custody business. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Portfolios. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a foreign sub-custodian enters bankruptcy.

Under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Portfolios may be required to make payment for securities before the Portfolios have actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Portfolios will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Portfolios to deliver payment at a future date, but there is a risk that the security will not be delivered to the Portfolios or that payment will not be received, although the Portfolios and their foreign sub-custodians take reasonable precautions to mitigate this risk.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Portfolio remains uninvested and no return is earned on such assets. The inability of a Portfolio to make intended security purchases or sales due to settlement problems could result in missed attractive investment opportunities, losses to the Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the securities, possible liability to the purchaser. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Portfolio to buy or sell foreign portfolio securities at a desirable time or price, which could result in investment losses. A Portfolio may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets.

If a Portfolio is forced to sell securities to meet redemption requests or other cash needs, or in the case of an event affecting liquidity in a particular market or markets, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed-delivery) basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions normally are negotiated directly with the other party. In addition, recently implemented rule amendments of the Financial Industry Regulatory Authority included mandatory margin requirements that require a Portfolio to post collateral in connection with its To Be Announced (“TBA”) transactions. There is no similar requirement applicable to a Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to a Portfolio and impose added operational complexity.

A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. A Portfolio may realize a capital gain or loss in connection with these transactions.

13

ILLIQUID OR RESTRICTED INVESTMENTS. The Portfolios may invest up to 5% of their total assets in illiquid securities, as such term is defined in Rule 2a-7 under the 1940 Act. An illiquid investment is an investment that a Portfolio reasonably expects cannot be sold or disposed of in the ordinary course of business within 7 calendar days at approximately the value ascribed to it by the Portfolio. Each Portfolio may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), including restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act. The Investment Adviser will consider whether restricted securities are liquid or illiquid, taking into account relevant market trading and investment-specific considerations consistent with applicable SEC guidance. Investing in Rule 144A securities could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these investments. To the extent an investment held by a Portfolio is deemed to be an illiquid security, the Portfolio will be exposed to greater liquidity risk.

INFLATION-INDEXED SECURITIES. To the extent consistent with its investment objective and strategies, each Portfolio may invest in inflation-indexed securities, which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common: the U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the security; most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. If a Portfolio purchases inflation indexed securities on the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. A Portfolio also may invest in other inflation-related bonds, that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

14

The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-advantaged accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income. Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds. The Portfolios, however, distribute income on a monthly basis. Portfolio investors will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the Portfolio.

INSURANCE FUNDING AGREEMENTS. To the extent consistent with their investment objectives and strategies, the Portfolios may invest in insurance funding agreements (“IFAs”). An IFA is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the contract is paid from the company’s general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Portfolio’s limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent. This means that it may be difficult to sell an IFA at an appropriate price or that these investments may be considered illiquid.

INVESTMENT COMPANIES. To the extent consistent with their investment objectives and strategies, the Portfolios may invest in the securities of other affiliated and unaffiliated investment companies. Investments by a Portfolio in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act except as permitted by an SEC exemptive order or rule that permits them to invest in certain other investment companies, including ETFs, beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Pursuant to an exemptive order, those limits will not apply to the investment of securities lending collateral by the Portfolios in certain investment portfolios advised by NTI. In addition, those limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market portfolios whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market portfolio that (i) limits its investments to those in which a money market portfolio may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

Rule 12d1-4 under the 1940 Act allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12 of the 1940 Act without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a Portfolio’s shares are sold to other investment companies in reliance on Rule 12d1-4, the Portfolio will be limited in the amount it could invest in other investment companies and private funds. In addition to Rule 12d1-4, the 1940 Act and related rules provide certain other exemptions from these restrictions.

If required by the 1940 Act, or the rules thereunder, each Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

15

To the extent consistent with their respective investment objectives and strategies, the Portfolios may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategy and restrictions as the Portfolio. However, each Portfolio currently intends to limit its investments in securities issued by other investment companies to the extent described above. A Portfolio may adhere to other limitations with respect to its investments in securities issued by other investment companies if required or permitted by the SEC or deemed to be in the best interests of the Trust. As noted in the Prospectus, a Portfolio may invest in securities of other investment companies subject to the restrictions set forth above.

LIQUIDITY RISK. Liquidity risk is the risk that the Portfolios will not be able to pay redemption proceeds within the time periods described in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing a Portfolio’s ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolios would like or difficult to value. The Portfolios may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. For the same reason, less liquid securities that the Portfolios may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease a Portfolio’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on portfolio management or performance. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. All of these risks may increase during periods of market volatility. The liquidity of certain assets, such as privately issued and non-investment grade mortgage- and asset-backed securities, may be difficult to ascertain and may change over time. Transactions in less liquid securities may entail transaction costs that are higher than those for transactions in more liquid securities.

MUNICIPAL INSTRUMENTS. To the extent consistent with their investment objectives and strategies, the Portfolios may invest in municipal instruments. Opinions relating to the validity of municipal instruments and to federal and state tax issues relating to these securities are rendered by bond counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to the Investment Adviser. Neither the Trust nor the Investment Adviser will review the proceedings relating to the issuance of municipal instruments or the bases for such opinions.

Municipal instruments generally are issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They also are issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds also are issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities.

State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

16

Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond usually is directly related to the credit standing of the private user of the facility involved.

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, asset-backed securities such as custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be subject to annual budget appropriations. Participation certificates may represent participation in a lease, an installment purchase contract, or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, the Portfolios’ ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments. The Investment Adviser will determine the credit quality of any unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the leases will not be canceled.

To the extent consistent with their investment objectives and strategies, the Portfolios also may invest in “moral obligation” bonds, which normally are issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

Municipal bonds with a series of maturity dates are called serial bonds. To the extent consistent with their investment objectives and strategies, the Portfolios may purchase serial bonds and other long-term securities provided that they have remaining maturities meeting the Portfolios’ maturity requirements. The Portfolios also may purchase long-term variable and floating rate bonds (sometimes referred to as “put bonds”) where a Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at least every thirteen months. This demand feature enhances a security’s liquidity by shortening its maturity. If a demand feature terminates prior to being exercised, a Portfolio would hold the longer-term security, which could experience substantially more volatility. Put bonds with conditional puts (that is, puts that cannot be exercised if the issuer defaults on its payment obligations) will present risks that are different than those of other municipal instruments because of the possibility that the Portfolio might hold long-term put bonds on which defaults occur following acquisition by the Portfolio.

To the extent consistent with their respective investment objectives and strategies, the Portfolios may acquire securities in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain municipal obligations. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts,” “Municipal Certificates of Accrual on Tax-Exempt Securities” (“M-CATS”) and “Municipal Zero-Coupon Receipts.” The Portfolios also may purchase certificates of participation that, in the

17

opinion of counsel to the issuer, are exempt from regular federal income tax. Certificates of participation are a type of floating or variable rate of obligation that represents interests in a pool of municipal obligations held by a bank.

To the extent consistent with their investment objectives and strategies, the Portfolios may invest in “tax credit bonds.” A tax credit bond is defined in the Internal Revenue Code of 1986, as amended (the “Code”) as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, a qualified school construction bond and a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other specified bonds. The Tax Cuts and Jobs Act (“TCJA”) repeals the rules related to tax credit bonds and is effective for bonds issued after December 31, 2017, but does not affect the tax treatment of bonds issued prior to January 1, 2018.

An issuer’s obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions. Such litigation or conditions may, from time to time, have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof or of materially affecting the credit risk with respect to particular bonds.

The municipal securities market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal bond interest or the tax-exempt status of a municipal bond fund’s dividends which may otherwise make municipal bonds less attractive in comparison to taxable bonds or other types of investments. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor’s federal alternative minimum taxable income. Also, under the TCJA, the rules related to credit tax bonds and the exclusion from gross income for interest on a bond issued to advance refund another bond were repealed. The Trust cannot predict what legislation, if any, may be proposed in the future with regard to the federal income tax status of interest on municipal instruments or which proposals, if any, might be enacted.

Certain of the municipal instruments held by a Portfolio may be insured as to the timely payment of principal and interest. The insurance policies usually will be obtained by the issuer of the municipal instrument at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. Moreover, the insurers’ exposure to securities involving subprime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurance company.

In addition, a single enhancement provider may provide credit enhancement to more than one of a Portfolio’s investments. Having multiple securities’ credit enhanced by the same enhancement provider will increase the adverse effects on a Portfolio that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Portfolio. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress. Municipal bonds may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insurance does not protect a Portfolio or its shareholders from losses caused by declines in a bond’s market value.

18

Municipal instruments purchased by the Portfolios may be backed by letters of credit or other forms of credit enhancement issued by foreign (as well as domestic) banks and other financial institutions. A change in the credit quality of these banks and financial institutions could, therefore, cause loss to a Portfolio. Letters of credit and other obligations of foreign financial institutions may involve certain risks in addition to those of domestic obligations.

To the extent consistent with their investment objectives and strategies, the Portfolios may invest in municipal leases, which may be considered liquid under guidelines established by the Board. Determination of the liquidity of a municipal lease obligation is based on factors including the following: (i) the frequency of trades and quotes for the obligation; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Investment Adviser, under guidelines approved by the Board, also will consider the marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

QUALIFIED FINANCIAL CONTRACTS. Regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), which took effect in 2019, require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a Portfolio or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Portfolio may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Portfolio’s credit and counterparty risks.

REPURCHASE AGREEMENTS. To the extent consistent with their respective investment objectives and strategies, the Portfolios may agree to purchase portfolio securities from domestic and foreign financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). For Treasury Instruments Portfolio, the Portfolio may agree to purchase repurchase agreements in anticipation of or in response to adverse market, economic, political or other conditions. Repurchase agreements may be considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement generally will not be more than one year after a Portfolio’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System.

A Portfolio may permit the seller’s obligation to be novated to the Fixed Income Clearing Corporation (“FICC”) pursuant to an agreement among the Portfolio, FICC and the seller as a sponsoring member of FICC. In such case, FICC would become the Portfolio’s counterparty. A Portfolio will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the sponsoring member, the custodian or a bank acting as agent for the Portfolio. The Portfolio would become subject to FICC’s rules, which may limit the Portfolio’s rights and remedies (including recourse to collateral) or delay or restrict the rights and remedies, and expose the Portfolio to the risk of FICC’s insolvency.

The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller or FICC would, however, expose a Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a

19

Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is unenforceable. If a Portfolio enters into a repurchase agreement involving securities as collateral that the Portfolio could not purchase directly, and the counterparty defaults, the Portfolio may become the holder of securities that it could not purchase. Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller or FICC may fail to repurchase the security. If the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), generally, the seller of the securities or FICC will be required to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Repurchase agreements may be subject to additional regulation as qualified financial contracts (see “Qualified Financial Contracts” for additional information).

In the event of default by a foreign counterparty in a repurchase agreement, a Portfolio may be unable to successfully assert a claim to the collateral under foreign laws. As a result, repurchase agreements with a foreign financial institution may involve higher credit risks than repurchase agreements with domestic financial institutions. Moreover, certain foreign countries may have less developed and less regulated banking systems and auditing, accounting and financial reporting systems than the U.S. In addition, repurchase agreements with foreign financial institutions located in emerging markets, or relating to emerging markets, may involve foreign financial institutions or counterparties with lower credit ratings than domestic financial institutions.

Pursuant to exemptive relief granted by the SEC, and to the extent consistent with their respective investment objectives and strategies, certain Portfolios, and certain other money market portfolios advised by NTI and TNTC, may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer that meets certain membership criteria) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services. Historically, such transactions have not been required to be cleared and voluntary clearing of such transactions has generally been limited.

The Treasury repo transactions of a Portfolio with any direct participants of a CCA will be subject to the mandatory clearing requirement. Compliance with the clearing mandate for Treasury repo transactions will be required by June 30, 2027. A Portfolio will be required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation of these requirements which may affect the cost, terms and/or availability of cleared repo transactions.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). Reverse repurchase agreements are considered to be borrowings under the 1940 Act and are subject to a Portfolio’s limitation on borrowings. Reverse repurchase agreements involve the risks that (i) the market value of the securities retained in lieu of sale by the Portfolios may decline below the price of the securities the Portfolio has sold but are obligated to repurchase, (ii) the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them and (iii) the securities will not be returned to the Portfolio. The Portfolios will pay interest on amounts obtained pursuant to a reverse repurchase agreement. In addition, if the buyer of securities under a reverse repurchase

20

agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio’s obligations to repurchase the securities and the Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements may be subject to additional regulation as qualified financial contracts (see “Qualified Financial Contracts” above for additional information).

STRIPPED SECURITIES. To the extent consistent with their respective investment objectives and strategies, the Portfolios may purchase U.S. Treasury stripped securities. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” The Portfolios may purchase securities registered in the STRIPS program. Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Other types of stripped securities may be purchased by the Portfolios, including stripped mortgage-backed securities (“SMBS”). SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest generally are higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a risk that the initial investment will not be recouped fully. SMBS issued by the U.S. government (or a U.S. government agency, instrumentality or sponsored enterprise) may be considered liquid under guidelines established by the Board if they can be disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Portfolio.

STRUCTURED SECURITIES. To the extent consistent with their investment objectives and strategies, the Portfolios may purchase structured securities. These fixed-income instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Investments in these securities may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher rates of return and present greater risks than unsubordinated structured products.

A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying security or

21

reference asset. Structured securities may also be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.

SUPRANATIONAL BANK OBLIGATIONS. To the extent consistent with their respective investment objectives and strategies, the U.S. Government and U.S. Government Select Portfolios may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. government obligations that may be acquired by the Portfolios include U.S. Treasury Bills, Treasury Notes and Treasury Bonds. The Portfolios also may acquire other types of U.S. government obligations, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and the Maritime Administration.

Securities guaranteed as to principal or interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises also are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof, and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.

To the extent consistent with their investment objectives and strategies, the Portfolios may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Not all U.S. government obligations carry the same credit support. Securities that do not carry the backing of the full faith and credit of the U.S. government are subject to greater credit risk than securities that are supported by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. Guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of a Portfolio, which will vary in connection with different market conditions, including interest rate changes. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are generally considered illiquid.

From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could: increase the risk that the U.S. government may default on payments on certain U.S. government securities; cause the credit rating of the U.S. government to be downgraded or increase volatility in both stock and bond markets; result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the costs of certain kinds of debt. Any downgrade of the credit rating of the securities issued by the U.S. government could also result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities. In May 2025, Moody’s downgraded the U.S.’s credit rating to Aa1 from Aaa, citing an inability of the nation to address large and growing deficits.

Many states grant tax-free status to dividends paid to shareholders of a fund from interest income earned by that fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by Ginnie Mae or Fannie Mae, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment.

22

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin in relation to a generally recognized index rate. These instruments include long-term floating rate public obligations of the U.S. Treasury and variable and floating rate bonds (sometimes referred to as “put bonds”) where the Portfolios obtain at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.

The Portfolios will purchase variable and floating rate instruments only when the Investment Adviser deems the investment to involve minimal credit risk or such investment is a government security. The Portfolio’s Investment Adviser may determine that a variable or floating rate obligation meets the Portfolio’s quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards. Unrated variable and floating rate instruments will be determined by the Investment Adviser to be of comparable quality at the time of the purchase to rated instruments that may be purchased by the Portfolios. In determining weighted average portfolio maturity, an instrument may, subject to the SEC’s regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument. In determining weighted average life under Rule 2a-7(d)(1)(iii) (“WAL”), a floating rate instrument shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

Variable and floating rate instruments that may be purchased by the Portfolios include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.

Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio’s limitation on illiquid investments, absent a reliable trading market, when the Portfolio may not demand payment of the principal amount within seven days. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Portfolio is not entitled to exercise its demand rights. As a result, the Portfolio could suffer a loss with respect to these instruments.

YIELDS AND RATINGS. The yields on certain obligations, including the instruments in which the Portfolios may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P Global Ratings (“S&P”), DBRS Morningstar® Ratings Limited (“DBRS”), Moody’s Ratings (“Moody’s”) and Fitch Ratings (“Fitch”) represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.

Subject to the limitations stated in the Prospectus, if a security held by a Portfolio undergoes a rating revision, the Portfolio may continue to hold the security if the Investment Adviser determines such retention is warranted and the security continues to present minimal credit risks or is a government security. Pursuant to the requirements of Rule 2a-7, upon the default of a portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), a portfolio security ceasing to be an “eligible security” (as defined in Rule 2a-7), or an event of insolvency with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Portfolio will dispose of the security as soon as is practicable consistent with achieving an orderly disposition of the security, absent a finding by the board of trustees that disposal of such security would not be in the best interests of the Portfolio.

OTHER RISKS

ARTIFICIAL INTELLIGENCE. The use and development of artificial intelligence (AI) technologies is rapidly increasing and may be used by issuers in which the Portfolios invest as well as by service providers that

23

provide services to the Portfolios. AI technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information generated from AI technologies could be incomplete, inaccurate or biased, which could lead to adverse effects for the issuers or service providers using such technology. Because of these challenges, the use of AI could result in reputational harm, legal liability, adverse effects on business operations and/or operational errors and investment losses, all of which could impact the Portfolios. In addition, the increasing development and use of AI technologies could impact the market as a whole, including through use by malicious actors for market manipulation, fraud, and cyberattack. Actual usage of AI technologies by the Portfolios’ service providers and issuers in which the Portfolios invest will vary. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Portfolios.

CYBERSECURITY RISK. With the increased use of technologies such as mobile devices and web-based or “cloud” applications, and the dependence on the internet and computer systems to conduct business, the Portfolios are susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Portfolios to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Portfolios’ operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Portfolios’ websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Portfolios’ systems. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.

Cybersecurity incidents affecting the Investment Adviser, other service providers (including, but not limited to, the sub-administrator, custodian, sub-custodians, transfer agent and financial intermediaries) or the Portfolios’ shareholders have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Portfolios and their shareholders, interference with the Portfolios’ ability to calculate their NAV, impediments to trading, the inability of Portfolio shareholders to transact business and the Portfolios to process transactions (including fulfillment of Portfolio share purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolios invest, counterparties with which the Portfolios engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties. In addition, substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the Investment Adviser has established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the Portfolios and their investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Portfolios or their investment adviser, and the Portfolios do not directly control the cybersecurity plans and systems put in place by

24

their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. The Portfolios and their shareholders could be negatively impacted as a result.

The rapid development and increasingly widespread use of AI (as discussed under “Artificial Intelligence”) could increase the cybersecurity incidents and attacks and exacerbate the risks.

INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Portfolios to participate in an interfund borrowing and lending program. This interfund borrowing and lending program allows the Portfolios to borrow money from other portfolios in the Trust and other affiliated funds of Northern Funds (each a “Fund” and together the “Funds”) advised by NTI, and to lend money to other portfolios in the Trust, for temporary or emergency purposes. The interfund borrowing and lending program is currently not operational. The interfund borrowing and lending program is subject to a number of conditions, including, among other things, the requirements that (1) a Portfolio may not borrow or lend money through the program unless it receives a more favorable interest rate than is available from a bank loan rate or investment yield rate, respectively; (2) loans will be secured on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (3) loans will have a maturity no longer than that of any outstanding bank loan (and in any event not over seven days); (4) if an event of default occurs under any agreement evidencing an outstanding bank loan to a Portfolio, the event of default will automatically (without need for action or notice by the lending Portfolio or Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Portfolio or Fund to call the interfund loan (and exercise all rights with respect to any collateral) and that such call will be made if the bank exercises its right to call its loan under its agreement with a Portfolio; (5) a Portfolio may not borrow money if the loan would cause its outstanding borrowings from all sources to exceed 10% of its net assets at the time of the loan, except that a Portfolio may borrow up to 33 1/3% of its total assets through the program or from other sources if each interfund loan is secured by the pledge of segregated collateral with a market value of at least 102% of the outstanding principal value of the loan; (6) a Portfolio may not loan money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan; (7) a Portfolio’s interfund loans to any one Portfolio shall not exceed 5% of the lending Portfolio’s net assets; and (8) a Portfolio’s borrowings through the program will not exceed the greater of 125% of the Portfolio’s total net cash redemptions or 102% of the Portfolio’s sales fails (when a sale of securities “fails,” due to circumstances beyond the Portfolio’s control) for the preceding seven calendar days as measured at the time of the loan. In addition, a Portfolio may participate in the interfund borrowing and lending program only if and to the extent that such participation is consistent with the Portfolio’s investment objective and policies. The Board of Trustees of the Trust is responsible for overseeing the interfund borrowing and lending program. A delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional lending costs.

LARGE TRADE NOTIFICATIONS. The transfer agent may from time to time receive notice that an authorized institution or other financial intermediary has received an order for a large trade in a Portfolio’s shares. The Investment Adviser may determine to enter into portfolio transactions in anticipation of that order, even though the order will not be processed until the following business day. This practice provides for a closer correlation between the time shareholders place trade orders and the time a Portfolio enters into portfolio transactions based on those orders, and permits a Portfolio to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate their investment positions, in the case of redemption orders. On the other hand, the authorized institution or other financial intermediary may not ultimately process the order.

In this case, a Portfolio may be required to borrow assets to settle the portfolio transactions entered into in anticipation of that order, and would therefore incur borrowing costs. A Portfolio may also suffer investment losses on those portfolio transactions. Conversely, a Portfolio would benefit from any earnings and investment gains resulting from such portfolio transactions.

OPERATIONAL RISK. The Investment Adviser and other Portfolio service providers (including, but not limited to, the sub-administrator, custodian, sub-custodians, transfer agent and financial intermediaries) may

25

experience disruptions or operating errors arising from factors such as processing errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may affect a Portfolio’s ability to calculate its NAV in a timely manner, including over a potentially extended period. Moreover, disruptions (for example, pandemics and health crises) that cause prolonged periods of remote work or significant employee absences at the Portfolios’ service providers could impact the ability to conduct the Portfolios’ operations. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Portfolios in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Investment Adviser or other Portfolio service providers to identify all of the operational risks that may affect a Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

INVESTMENT RESTRICTIONS

Each Portfolio is subject to the fundamental investment restrictions enumerated below, which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio’s outstanding shares as described in “Description of Shares” below.

All Portfolios (except for the Treasury Instruments Portfolio)

No Portfolio may:

(1) Make loans, except through (a) the purchase of debt obligations in accordance with the Portfolio’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Portfolio to the extent permitted by law.

(2) Purchase or sell real estate or securities issued by real estate investment trusts (“REITs”) but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

(3) Invest in commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, and each Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(4) Invest in companies for the purpose of exercising control or management.

(5) Act as underwriter of securities, except as a Portfolio may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

(6) Make any investment inconsistent with the Portfolio’s classification as a diversified investment company under the 1940 Act.

(7) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Portfolio reserves freedom of action, when otherwise consistent with its investment strategies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or

26

such bank obligations. For the purpose of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

(8) Borrow money, except that to the extent permitted by applicable law (a) a Portfolio may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33-1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (c) a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) a Portfolio may purchase securities on margin. If due to market fluctuations or other reasons a Portfolio’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act. In addition, as a matter of fundamental policy, a Portfolio will not issue senior securities to the extent such issuance would violate applicable law.

(9) Notwithstanding any of the Trust’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), each Portfolio may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.

For the purposes of Investment Restriction Nos. 1 and 8 above, the Portfolios have received an exemptive order from the SEC permitting them to participate in lending and borrowing arrangements with affiliates.

In applying Investment Restriction No. 6 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio, does not exceed 10% of the value of the Portfolio’s total assets.

The freedom of action reserved in Investment Restriction No. 7 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks. The freedom of action reserved with respect to foreign branches of U.S. banks is subject to the requirement that the U.S. parent of the foreign branch be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason. Obligations of U.S. branches of foreign banks may include certificates of deposit, bank and deposit notes, bankers’ acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch. Such obligations will meet the criteria for “Eligible Securities” as defined by the SEC under Rule 2a-7 of the 1940 Act.

Except to the extent otherwise provided in Investment Restriction No. 7, for the purpose of such restriction in determining industry classification, a Portfolio may use the industry classification provided by a third-party service provider. For the purpose of determining the percentage of a Portfolio’s total assets invested in securities of issuers having their principal business activities in a particular industry, an asset-backed security will be classified separately based on the nature of its underlying assets.

Treasury Instruments Portfolio

The Treasury Instruments Portfolio is subject to the fundamental investment restrictions enumerated below, which may be changed with respect to the Portfolio only by a vote of the holders of a majority of the Portfolio’s outstanding shares as described in “Description of Shares”.

27

The Portfolio may not:

(1) Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell real estate or real estate limited partnerships, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This restriction shall not prevent the Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate.

(3) Invest in commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, provided that there is no limitation with respect to, and the Portfolio reserves freedom of action, when otherwise consistent with its investment strategies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations.

(5) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Act as underwriter of securities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Make any investment inconsistent with the Portfolio’s classification as a diversified company under the 1940 Act.

Notwithstanding any of the Portfolio’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification and industry concentration), the Portfolio may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.

For the purposes of Investment Restriction Nos. 1 and 5 above, the Portfolio has received an exemptive order from the SEC permitting it to participate in lending and borrowing arrangements with affiliates.

In applying Investment Restriction No. 7 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio, does not exceed 10% of the value of the Portfolio’s total assets.

The freedom of action reserved in Investment Restriction No. 4 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks. The freedom of action reserved with respect to foreign branches of U.S. banks is subject to the requirement that the U.S. parent of the foreign branch be unconditionally liable in the event that the foreign

28

branch failed to pay on its instruments for any reason. Obligations of U.S. branches of foreign banks may include certificates of deposit, bank and deposit notes, bankers’ acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch. Such obligations will meet the criteria for “Eligible Securities” as described in the Prospectus.

The Portfolios may follow additional policies that are more restrictive than their fundamental investment limitations in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Portfolios are subject to the requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds, including the diversification requirements of Rule 2a-7 described below.

Investments in securities (excluding cash, cash items, repurchase agreements that are collateralized fully, U.S. government securities and securities of other investment companies that are money market funds) will be limited to: (1) not more than 5% of the value of a Portfolio’s total assets at the time of purchase of any single issuer (and certain affiliates of that issuer), except that 25% of the value of the total assets of each Portfolio may be invested in the securities of any one issuer for a period of up to three business days; and (2) not more than 10% of the value of a Portfolio’s total assets at the time of purchase in the securities subject to demand features or guarantees from an institution that issued the demand feature or guarantee. Subject to certain exceptions, immediately after the acquisition of any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), no more than 10% of a Portfolio’s total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer. Certain affiliated issuers will be treated as a single issuer for purposes of these requirements.

The following descriptions may assist shareholders in understanding the requirements of the 1940 Act and interpretations thereunder in connection with the above policies and restrictions for various Portfolios. Certain investment restrictions set forth above provide certain Portfolios with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change.

The following descriptions are limited by any non-fundamental investment restrictions described above and are subject to a Portfolio’s investment objective and general investment strategies as stated in the Portfolio’s Prospectus and this SAI.

Concentration and Industry Classification. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions. In determining industry classification, a Portfolio may use the industry classification provided by a third party service provider. For the purpose of determining the percentage of the Portfolios’ total assets invested in securities of issuers having their principal business activities in a particular industry, (i) an asset-backed security will be classified separately based on the nature of its underlying assets; (ii) state and municipal governments and their agencies and authorities are not deemed to be industries; (iii) as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; (iv) personal credit finance companies and business credit finance companies are deemed to be separate industries; and (v) wholly-owned financial companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

Borrowing. The 1940 Act presently allows a Portfolio to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33-1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, except that the Portfolios may borrow money as described in the above policies and restrictions.

29

Lending. Under the 1940 Act, a Portfolio is required to have a fundamental investment policy governing making loans to other persons. Current SEC staff interpretations under the 1940 Act prohibit a Portfolio from lending more than 33-1/3% of its total assets, except through the lending of portfolio securities, the purchase of debt obligations or the use of repurchase agreements.

Underwriting. Under the 1940 Act, underwriting securities involves a Portfolio purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified Portfolio may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a Portfolio’s ability to invest in real estate, but does require that every Portfolio have a fundamental investment policy governing such investments.

Securities held in escrow or separate accounts in connection with the Portfolios’ investment practices described in this SAI and the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing restrictions.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above with respect to borrowing money) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio. The 1940 Act requires a Portfolio to maintain continuous asset coverage of at least 300% with respect to borrowings, and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that a Portfolio is required to reduce its borrowings it may have to sell portfolio holdings, even if such sale of the Portfolio’s holdings would be disadvantageous from an investment standpoint. As of the date of this SAI, the Portfolios do not engage in securities lending.

Although the foregoing Investment Restrictions would permit the Portfolios to acquire options, enter into forward currency contracts and engage in short sales and interest rate and currency swaps, they are not currently permitted to engage in these transactions under SEC regulations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of each Portfolio’s shareholders. The policy provides that neither the Portfolios nor their Investment Adviser, Distributor or any agent, or any employee thereof (“Portfolio Representative”) will disclose a Portfolio’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Portfolio’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any actively managed commingled fund portfolio that contains identical holdings as the Portfolio. Under the policy, neither a Portfolio nor any Portfolio Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Portfolio Representative may provide portfolio holdings information to third parties if such information has been included in a Portfolio’s public filings with the SEC or is disclosed on the Trust’s publicly accessible website. Information posted on the Trust’s website may be separately provided to any person commencing the day after it is first published on the Trust’s website.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third

30

parties must be approved in advance by the Trust’s Chief Compliance Officer (“CCO”). Disclosure to providers of auditing, custody, proxy voting and other similar services for the Portfolios, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of a Portfolio) only upon approval by the CCO, who must first determine that the Portfolio has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the CCO. In accordance with the policy, the recipients who receive non-public portfolio holdings information on an ongoing basis are as follows: the Investment Adviser and its affiliates, the Portfolios’ independent registered public accounting firm, the Portfolios’ custodian, the Portfolios’ legal counsel, the Portfolios’ financial printer (Donnelley Financial Solutions), the Portfolios’ pricing vendors, and the Portfolios’ proxy voting service and subsidiary (Institutional Shareholder Services, Inc. and Securities Class Action Services, LLC); certain industry reporting providers (iMoneyNet); certain rating and ranking organizations, including Moody’s, Fitch and S&P; and the following vendors that provide portfolio analytical tools: Barclays Capital, BlackRock Solutions, Bloomberg, FactSet, and Thomson Reuters. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to a Portfolio may release non-public portfolio holdings information of the Portfolio only with the permission of Portfolio Representatives. From time to time, portfolio holdings information may be provided to broker-dealers solely in connection with a Portfolio seeking portfolio securities trading recommendations. Portfolio holdings information may also be provided to financial institutions solely for the purpose of funding borrowings under the Trust’s line of credit. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

The Portfolios currently publish on the Trust’s website, northerntrust.com/institutional, no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of the Portfolios’ holdings and certain other information required by Rule 2a-7 regarding each Portfolio’s portfolio holdings as of the last business day or subsequent calendar day of the prior month. A Portfolio may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

Portfolio holdings for the Portfolios are currently disclosed through required filings with the SEC. Each Portfolio files its portfolio holdings with the SEC and the holdings are publicly made available twice each fiscal year on Form N-CSR (with respect to each annual period and semiannual period). Certain information with respect to the Portfolios will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the Trust’s website. In addition, in the event that the Portfolios file information regarding certain material events with the SEC on Form N-CR, the Portfolios will disclose on their website certain information that the Portfolios are required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Portfolio. This information will appear on a Portfolio’s website no later than the same business day on which a Portfolio files Form N-CR with the SEC and will be available on a Portfolio’s website for at least one year. Shareholders may obtain a Portfolio’s Forms N-CSR, N-MFP and N-CR filings on the SEC’s website at sec.gov.

Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

31

ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

The Board is responsible for the management and business and affairs of the Trust. Set forth below is information about the Trustees and the Officers of Northern Institutional Funds as of the date of this SAI. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board. As of the date of this SAI, each Trustee oversees a total of 54 portfolios in the Northern Funds Complex—Northern Institutional Funds consists of 5 portfolios and Northern Funds offers 49 portfolios.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1) POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Therese M. Bobek Year of Birth: 1960 Trustee since 2019	• Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business from 2018 to 2022; • Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.	• Methode Electronics, Inc.

Ingrid LaMae A. de Jongh Year of Birth: 1965 Trustee since 2019

•

Chief Schooling Officer & Provost since 2020 and Head of School Management and Technology from 2016 to 2020, Success Academy Charter Schools;

•

Member of the Board of Directors of Bank Leumi USA from 2016 to 2022;

•

Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•

Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Thomas A. Kloet Year of Birth: 1958 Trustee since 2015 and Chairperson since 2020

•

Chair of Boards of The Nasdaq Stock Market LLC, Nasdaq PHLX LLC, Nasdaq MRX, LLC, Nasdaq ISE, LLC, Nasdaq GEMX, LLC and Nasdaq BX, Inc. since 2015;

•

Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

32

INDEPENDENT TRUSTEES (CONTINUED)

NAME, YEAR OF BIRTH, ADDRESS(1) POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
David R. Martin Year of Birth: 1956 Trustee since 2017

•

Professor of Instruction, University of Texas, McCombs School of Business since 2017;

•

Chief Financial Officer, Neo Tech (an electronics manufacturer) from 2019 to 2023;

•

Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•

Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•

Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

William Martin Year of Birth: 1970 Trustee since 2024

•

Investment Committee Chair, Foundation for the Carolinas (a community foundation) since 2022;

•

Board Member, Social Venture Partners, Charlotte (a venture philanthropy partnership) since 2012;

•

Senior Managing Director, Chief Investment Officer of Global Fixed Income, Nuveen/TIAA (an investment manager) from 2004 to 2020.

• None

Cynthia R. Plouché Year of Birth: 1957 Trustee since 2014

•

Assessor, Moraine Township, Illinois from 2014 to 2018;

•

Trustee of AXA Premier VIP Trust (registered investment company—34 portfolios) from 2001 to 2017;

•

Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•

Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from 2003 to 2006;

•

Founder, Chief Investment Officer and Managing Director of Abacus Financial Group (a manager of fixed income portfolios for institutional clients) from 1991 to 2003.

• MassMutual complex (55 portfolios in five investment companies)

33

INDEPENDENT TRUSTEES (CONTINUED)

NAME, YEAR OF BIRTH, ADDRESS(1) POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Mary Jacobs Skinner, Esq. Year of Birth: 1957 Trustee since 2000

•

Executive Committee Member and Chair, Policy and Advocacy Council, Ann & Robert H. Lurie Children’s Hospital since 2016;

•

Executive Committee Member and Director, Boca Grande Clinic, since 2019;

•

Member, Law Board, Northwestern Pritzker School of Law, since 2019;

•

Director, Pathways Awareness Foundation since 2000;

•

Harvard Advanced Leadership Fellow—2016;

•

Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•

Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (i.e., public companies) or other investment companies registered under the 1940 Act.

34

INTERESTED TRUSTEE

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Paula Kar(4) Year of Birth: 1975 Trustee since 2024	• Global Head of Product at Northern Trust Asset Management from 2023 to present; • Global Head of Product Strategy and Development at Northern Trust Asset Management from 2019 to 2023.	• FlexShares Trust (registered investment company—28 portfolios) • Alpha Core Strategies Fund

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15-year service limit is measured from July 1, 2016.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.
(4)

An “interested person,” as defined by the 1940 Act. Ms. Kar is deemed to be an “interested” Trustee because she is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

35

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President and Principal Executive Officer since 2024	President of Northern Funds, Northern Institutional Funds and FlexShares Trust since August 2024; Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Institutional Funds and Northern Funds from 2015 to 2024.

Stephen V. Sivillo Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Chief Compliance Officer since 2023	Senior Vice President of Northern Trust Investments, Inc. since 2023; Chief Compliance Officer and Controller of ABR Dynamic Funds, LLC from 2018 to 2023.

Darlene Chappell Year of Birth: 1963 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015, and FlexShares Trust since 2011; Anti-Money Laundering Compliance Officer for Belvedere Advisors LLC from 2019 to 2023.

Randal E. Rein Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Principal Financial Officer, Principal Accounting Officer, and Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011.

Michael L. Brainerd Year of Birth: 1979 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since May 2024	Senior Vice President and Division Manager of Fund Accounting of The Northern Trust Company since 2022; Vice President and Fund Accounting Department Head at Brown Brothers Harriman from 2020 to 2022.

Monette R. Nickels Year of Birth: 1971 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2022	Senior Vice President, Head of Fund Tax Services of the Northern Trust Company since 2021; Accounting Manager of Complete Financial Ops, Inc. from 2017 to 2021.

36

OFFICERS OF THE TRUST (CONTINUED)

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Jamie E. Ulrich Year of Birth: 1975 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2023	Vice President of Financial Reporting of The Northern Trust Company since 2013.

Craig R. Carberry, Esq. Year of Birth: 1960 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since 2019	Senior Trust Officer since 2021, Chief Legal Officer and Secretary since 2000 of Northern Trust Investments, Inc.; Chief Legal Officer and Secretary of Northern Trust Securities, Inc. since 2022 and 2020, respectively; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC from 2015 to 2022; Deputy General Counsel of Northern Trust Corporation since 2020; Deputy General Counsel and Senior Vice President of The Northern Trust Company since 2020 and 2015, respectively; Secretary of Alpha Core Strategies Fund since 2004 and Chief Legal Officer since 2019; Chief Legal Officer and Secretary of Belvedere Advisors LLC from 2019 to 2023; Chief Legal Officer of FlexShares Trust and Northern Funds since 2019.

Jose J. Del Real, Esq. Year of Birth: 1977 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Assistant Secretary of Northern Trust Investments, Inc. since 2016; Assistant General Counsel and Senior Vice President of The Northern Trust Company since 2020; and Secretary of FlexShares Trust since 2018.

Jennifer A. Craig Year of Birth: 1973 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2022	Vice President of the Northern Trust Company since 2021; Secretary, Boston Trust Walden Funds from 2023 to May 2025; Assistant Vice President, Paralegal Manager of SS&C/ALPS Fund Services, Inc. from 2007 to 2021.

(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Funds.

As a result of the responsibilities assumed by the Trust’s service providers, the Trust itself requires no employees.

Each officer holds the same office with Northern Funds and certain officers hold comparable positions with certain other investment companies of which Northern Trust Corporation, or an affiliate thereof, is the investment adviser, custodian, transfer agent and/or administrator.

LEADERSHIP STRUCTURE. The Board is currently composed of eight Trustees, seven of whom are not “interested persons” as defined in the 1940 Act (“Independent Trustee”), and one of whom is an “interested person” as defined in the 1940 Act (“Interested Trustee”). The Chairperson of the Board, Thomas A. Kloet, is an Independent Trustee. Paula Kar is considered an interested Trustee because she is an officer, director, employee,

37

and a shareholder of Northern Trust Corporation and/or its affiliates. Each Trustee was nominated to serve on the Board because of his or her experience, skills and qualifications. See “Trustee Experience.” The Board believes that its leadership structure is consistent with industry practices and is appropriate in light of the size of the Trust and the nature and complexity of its business. In particular:

•

Board Composition. The Trustees believe that having a super-majority of Independent Trustees (at least 75%) is appropriate and in the best interest of shareholders. The Trustees also believe that having Ms. Kar serve as an interested Trustee brings management and financial insight that is important to certain of the Board’s decisions and is also in the best interest of shareholders.

•

Independent Trustee Meetings and Executive Sessions. The Trustees believe that meetings of the Independent Trustees and meetings in executive session, including with independent counsel, help prevent conflicts of interest from occurring. The Trustees also believe that these sessions allow the Independent Trustees to deliberate candidly and constructively, separately from management, in a manner that affords honest disagreement and critical questioning.

RISK OVERSIGHT. Risk oversight is a part of the Board’s general oversight of the Portfolios and is addressed as part of various Board and committee activities, including throughout the year at regular Board and committee meetings and through regular reports provided to the Board and/or its committees that address, among other items, certain investment, valuation, liquidity and compliance matters. The Board also may receive special reports or presentations on a variety of risk issues, either upon the Board’s request or upon the Investment Adviser’s initiative. Day-to-day risk management functions are subsumed within the responsibilities of the Investment Adviser and other service providers (depending on the nature of the risk), which carry out the Portfolios’ investment management and business affairs. Each of the Investment Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that may give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they occur. Each of the Investment Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Investment Adviser has a dedicated risk management function that is headed by a Chief Risk Officer.

Currently, the Board receives and reviews risk reports on a quarterly basis from the Investment Adviser’s Chief Risk Officer covering various risk areas, such as investment and market risk, operational risk, business continuity, cybersecurity risk, and regulatory compliance risk. These reports are intended to provide the Trustees with a forward-looking view of risk and the manner in which the Investment Adviser is managing various risks.

The Audit Committee, in addition to its risk management responsibilities, plays an important role in the Board’s risk oversight. Working with the Portfolios’ independent registered accountants, the Audit Committee reviews the Portfolios’ annual audit scope and the results of the audit of the Portfolios’ year-end financial statements.

The Valuation Committee reviews quarterly reports on fair valuation determinations, including the methodology used in making fair value determinations. The Committee also reviews reports on money market fund shadow pricing, stress testing results, and shareholder ownership characteristics and trends.

The Board also monitors and reviews the Portfolios’ performance metrics, and regularly confers with the Investment Adviser on performance-related issues.

The Trust’s CCO reports to the Board at least quarterly regarding compliance matters. In addition to providing quarterly reports, the CCO provides an annual report to the Board in accordance with the Portfolios’ compliance policies and procedures. The CCO regularly discusses relevant compliance issues, including compliance risks, affecting the Portfolios during meetings with the Independent Trustees and counsel. The Board adopts compliance policies and procedures for the Portfolios and approves such procedures for the Portfolios’

38

service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

TRUSTEE EXPERIENCE. Each Trustee is required to possess certain qualities such as integrity, intelligence, the ability to critically discuss and analyze issues presented to the Board and an understanding of a trustee’s fiduciary obligations with respect to a registered investment company. In addition to these qualities, the following is a description of certain other Trustee attributes, skills, experiences and qualifications.

INDEPENDENT TRUSTEES

Therese M. Bobek: Ms. Bobek retired in 2018 from a 35-year career with PricewaterhouseCoopers, LLP (“PwC”), having served a wide variety of public and privately held clients with external audits, internal auditing and risk advisory services. Ms. Bobek’s final role was to serve in PwC’s national office, where she led a nationwide network of partners and managers whose main responsibility was to support audit quality in the field. After retirement from PwC, Ms. Bobek taught Advanced Auditing in the Masters of Accountancy program at the University of Iowa’s Henry B. Tippie College of Business for five years. Since 2020, she has been a director and member of the audit and nominating and governance committees of the board of directors of Methode Electronics, Inc., a global developer of custom engineered and application-specific products and solutions. Ms. Bobek has been a Board Member of Metropolitan Family Services and a Board Member of the Illinois Society of CPAs. She has also served as a member and Chair of the University of Iowa Professional Accounting Council, a voluntary council of business leaders supporting accounting education. She has served as an Independent Trustee of Northern Institutional Funds and Northern Funds since 2019.

Ingrid LaMae A. de Jongh: Ms. de Jongh served as a partner in the global financial services strategy at Accenture, and was with the global management consulting and professional services firm from 1987 through 2012. While at Accenture, she helped global financial institutions improve their business performance by developing strategies and business models, and implementing business change programs and systems. Since 2020 she has been the Chief Schooling Officer & Provost, and from 2016 to 2020 she was the Head of School Management and Technology at Success Academy Charter Schools, the largest network and highest-performing free, public charter schools in New York City. Ms. de Jongh is a former member of the Board of Carver Bancorp, Inc. in New York City, where she served as a member of the Nominating and Governance Committees and the Compensation Committee. She previously served on the Board of Directors of Bank Leumi USA from 2016 to 2022. Ms. de Jongh had previously served from 2011 to 2013 as a member of the U.S. Department of Commerce’s National Advisory Council for Minority Business Enterprises. She has served as an Independent Trustee of Northern Institutional Funds and Northern Funds since 2019.

Thomas A. Kloet: Mr. Kloet is a long-time financial industry executive and former Chief Executive Officer of TMX Group, Ltd., a financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository. As a result of this position, Mr. Kloet is familiar with financial, investment and business matters. He also understands the functions of a board through his service during the past eleven years on the Board of Nasdaq, Inc. (plus the Nasdaq Stock Market, LLC as well as certain other U.S. stock and option exchanges of Nasdaq, Inc. where he has served as Board Chair since 2016); and previous board experience with TMX Group, Ltd.; Box Options Exchange; FTSE-TMX Global Debt Capital Markets, Inc.; Bermuda Stock Exchange, Inc.; the Investment Industry Regulatory Organization of Canada and the World Federation of Exchanges. He is a certified public accountant, a member of the American Institute of Certified Public Accountants and is an emeritus member of the Board of Elmhurst College. He has served as an Independent Trustee of Northern Institutional Funds and Northern Funds since 2015.

Mr. Kloet serves on the Board of Directors of Nasdaq, Inc. Northern Trust Corporation (“NTC”), parent company of NTI, and its affiliates (including affiliated fund complexes) pay listing fees, market data fees, GRC (governance risk and compliance) software fees and similar fees to Nasdaq, Inc. and its affiliates, The Nasdaq Stock Market LLC, Nasdaq OMX Nordic OY and Nasdaq CXC Ltd. (collectively, “Nasdaq”). The total of these

39

payments were $6,509,143 and $10,756,134 in each of 2024 and 2025, respectively, which are immaterial to Nasdaq’s total revenues. In consideration of the immaterial amounts involved in the foregoing transactions, Mr. Kloet is not considered to have a material business or professional relationship with NTI or its affiliates.

David R. Martin: Mr. Martin was Chief Financial Officer for Neo Tech, an electronics manufacturer, from 2019 to 2023. Mr. Martin was Vice President, Chief Financial Officer and Treasurer from 2007 to 2016 of Dimensional Fund Advisors LP, a global investment manager that provides its services largely to investment companies or their local equivalent (mutual funds in the U.S.). The funds are held primarily by clients of independent financial advisors but they are also held by institutional clients (who may invest in separate accounts), pensions and profit sharing plans, corporations, defined contribution plans, endowments, state and municipal entities, and sovereign wealth funds. Mr. Martin had oversight responsibilities for all finance and accounting, real estate and compliance functions while at Dimensional, including the implementation of a global transfer pricing methodology. He also served as a director on eight internal Dimensional boards. During his 35 year career in corporate finance, Mr. Martin also had senior management positions at Janus Capital Group, Inc. and Charles Schwab & Co., Inc. and senior level finance positions at First Interstate Bank of Texas, N.A. and Texas Commerce Bancshares, Inc. Mr. Martin is familiar with the functions of mutual fund boards and their oversight responsibilities and the operations of fund advisers and other service providers. He is also well versed in risk management and financial matters affecting mutual funds. He has served as an Independent Trustee of Northern Institutional Funds and Northern Funds since 2017.

William Martin: Mr. Martin has extensive experience in fixed income portfolio management and in the financial industry. From 2004 to 2020, he held various portfolio manager positions at Nuveen / TIAA, most recently serving as a Senior Managing Director and the Chief Investment Officer of Global Fixed Income. Prior to his role as Nuveen’s Chief Investment Officer of Global Fixed Income, Mr. Martin held various roles at Nuveen, which included being the Lead Portfolio Manager of fixed income mutual funds and leading sector portfolio management within structured finance. Prior to working at Nuveen, Mr. Martin held executive positions at Lewtan Technologies and Visible Markets, Inc. Mr. Martin is familiar with the oversight functions of mutual fund boards and the operations and investment risk management responsibilities of fund advisors. He currently serves as Chairperson for the Foundation for the Carolinas’ Investment Committee, where he oversees asset allocation guidelines and management of the OCIO relationship for the fifth largest community foundation in the United States. Mr. Martin is also a board member for Social Venture Partners Charlotte, a venture philanthropy partnership focused on building capacity with select non-profits and innovative social entrepreneurs in the Charlotte region. He has served as an Independent Trustee of Northern Funds and Northern Institutional Funds since July 2024.

Cynthia R. Plouché: Ms. Plouché has an extensive background in the financial services industry. Until 2017, she served as lead Independent Trustee and chair of the Audit Committee of the board of trustees of AXA Premier VIP Trust, a registered investment company. She served as an Independent Trustee of Barings Fund Trust, a registered investment company and an Independent Trustee of Barings Global Short Duration High Yield Fund, a closed-end investment company, from 2017 to 2021. She also has served as portfolio manager and chief investment officer for other registered investment advisers. Ms. Plouché is therefore familiar with the functions of mutual fund boards and their oversight responsibilities and the operations of fund advisers and other service providers. She has served as an independent trustee of MassMutual open-end investment funds since 2022. In addition, Ms. Plouché served as Township Assessor for Moraine, Illinois, from 2014 to 2018. She has served as an Independent Trustee of Northern Institutional Funds and Northern Funds since 2014.

Mary Jacobs Skinner: Ms. Skinner was a partner until 2015 at Sidley Austin LLP, a large international law firm, in which she managed a regulatory-based practice. As a result of this position, Ms. Skinner is familiar with legal, regulatory and financial matters. She was a Harvard Advanced Leadership Fellow in 2016. She also is familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and other Portfolio service providers as a result of her service as an Independent Trustee of Northern Institutional Funds since 2000 and Northern Funds since 1998.

40

INTERESTED TRUSTEE

Paula Kar: Ms. Kar is Executive Vice President and Chief Product Officer for Northern Trust Asset Management. Ms. Kar has oversight of product strategy, innovation, commercialization and governance for all investment products globally. She serves on the Asset Management Executive Group and on the Board of Directors for Northern Trust Investments. She represents Northern Trust as a Trustee on the Northern Funds Board (Mutual Funds), FlexShares Board (ETFs) and Alpha Board (Alternatives). Ms. Kar joined Northern Trust Asset Management in 2019 as global head of product strategy & development. Ms. Kar has served as head of product management at ProShares Advisors; head of product management for iShares fixed income & commodities ETFs at BlackRock; and as a senior consultant with McKinsey & Company serving global financial institutions. She started her career in banking with Citigroup. Ms. Kar is a founding member of Women in ETFs, a non-profit organization, and served on their global governance board. She holds an MBA in finance from the Wharton School of the University of Pennsylvania. She has served as an Interested Trustee of Northern Institutional Funds and Northern Funds since September 2024.

STANDING BOARD COMMITTEES. The Board has established four standing committees in connection with its governance of the Trust: Audit, Governance, Valuation and Executive Committees.

The Audit Committee consists of three members: Ms. Bobek (Chairperson), and Messrs. David Martin (ex officio), and Kloet (ex officio). The Audit Committee oversees the audit process and provides assistance to the full Board with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee also is designated as the Qualified Legal Compliance Committee under the Sarbanes-Oxley Act of 2002. The Audit Committee convenes at least four times each year to meet with the independent registered public accounting firm to review the scope and results of the audit and to discuss other non-audit matters as requested by the Board’s Chairperson, the Committee Chairperson or the independent registered public accounting firm. During the fiscal year ended November 30, 2025, the Audit Committee convened five times.

The Governance Committee consists of three members: Mses. Skinner (Chairperson), Plouché and Mr. Kloet. The functions performed by the Governance Committee include, among other things, selecting and nominating candidates to serve as Independent Trustees, reviewing and making recommendations regarding Trustee compensation, developing policies regarding Trustee education and, subject to Board oversight, supervising the Trust’s CCO and reviewing information and making recommendations to the Board in connection with the Board’s annual consideration of the Trust’s management, custody and transfer agency and service agreements. During the fiscal year ended November 30, 2025, the Governance Committee convened four times.

As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.

The Valuation Committee consists of four members: Messrs. David Martin (Chairperson), Kloet (ex officio), and William Martin and Ms. de Jongh. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities of the Trust’s portfolios in accordance with the Trust’s valuation procedures. During the fiscal year ended November 30, 2025, the Valuation Committee convened four times.

The Executive Committee consists of three members: Messrs. Kloet (Chairperson) and David Martin, and Ms. Skinner. The Executive Committee is comprised of the Chairperson of the Board as well as the Chairpersons

41

of the Governance, Valuation and Audit Committees, with the remaining Trustees each serving as an alternate in the event of an emergency. The Executive Committee is granted the power to act on behalf of the full Board in the management of the business and affairs of the Trust, to be exercised when circumstances impair the ability of the Board or its committees to conduct business. In particular, the Executive Committee may take action with respect to: (1) the valuation of securities; and (2) the suspension of redemptions. The Executive Committee was formed on May 21, 2015 and will convene as necessary upon notice by the Chairperson of the Committee. During the fiscal year ended November 30, 2025, the Executive Committee did not convene.

TRUSTEE OWNERSHIP OF PORTFOLIO SHARES. Shares of the Portfolios are offered to institutional investors acting on their own behalf or on behalf of their customers and other beneficial owners (“Customers”). For this reason, the Trustees may not make direct investments in the Portfolios. The following table shows the dollar range of shares owned by each Trustee in the Portfolios and other investment portfolios of the Northern Institutional Funds and Northern Funds.

Information as of December 31, 2025:
Name of Independent Trustee	Dollar Range of Equity Securities in the Portfolios included in this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Therese M. Bobek	None	Over $100,000
Ingrid LaMae A. de Jongh	None	Over $100,000
Thomas A. Kloet	None	Over $100,000
David R. Martin	None	Over $100,000
William Martin	None	Over $100,000
Cynthia R. Plouché	None	Over $100,000
Mary Jacobs Skinner	None	Over $100,000(2)

Name of Interested Trustee	Dollar Range of Equity Securities in the Portfolios included in this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Paula Kar	None	None

(1)

The Northern Funds Complex consists of Northern Institutional Funds and Northern Funds. As of December 31, 2025, Northern Institutional Funds consisted of 5 portfolios and Northern Funds offered 49 portfolios.

(2)	Includes amounts in Ms. Skinner’s Deferred Compensation Plan account, which is treated as if invested in the U.S. Government Portfolio of Northern Institutional Funds.

TRUSTEE AND OFFICER COMPENSATION. The Trust pays each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries annual fees for his or her services as a Trustee of the Trust and as a member of the respective Board committees. In recognition of their services, the fees paid to the Board and Committee chairpersons are larger than the fees paid to other members of the Board and Committees. The Trustees also are reimbursed for travel expenses incurred in connection with attending such meetings. The Trust also may pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

42

The following tables set forth certain information with respect to the compensation of each Independent and interested Trustee of the Trust for the fiscal year ended November 30, 2025:

Independent Trustees

	Aggregate Compensation from Trust	Total Compensation from Fund Complex(1)
Therese M. Bobek	$198,388	$295,000
Ingrid LaMae A. de Jongh	174,850	260,000
Thomas A. Kloet	221,925	330,000
David R. Martin	198,388	295,000
William Martin	174,850	260,000
Cynthia R. Plouché	174,850	260,000
Mary Jacobs Skinner(2)	198,388	295,000

Interested Trustees

	Aggregate Compensation from Trust	Total Compensation from Fund Complex(1)
Paula Kar(3)	None	None

(1)	As of November 30, 2025, the Northern Funds Complex consisted of Northern Institutional Funds (5 portfolios) and Northern Funds (49 portfolios).
(2)	Ms. Skinner did not defer compensation for the fiscal year ended November 30, 2025. During that time Ms. Skinner earned $11,616 in accrued interest from previous years’ deferred compensation.
(3)	As an “interested” Trustee who is an officer, director and employee of Northern Trust Corporation and/or its affiliates, Ms. Kar did not receive any compensation from the Trust for her services.

The Trust does not provide pension or retirement benefits to its Trustees.

Prior to August 22, 2013, each Trustee was entitled to participate in the Northern Institutional Funds Deferred Compensation Plan (the “D.C. Plan”). Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the D.C. Plan shall remain invested pursuant to the terms of the D.C. Plan. Under the D.C. Plan, a Trustee may have elected to have his or her deferred fees treated as if they had been invested by the Trust in the shares of the Global Tactical Asset Allocation Fund of Northern Funds or the U.S. Government Portfolio of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complied with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The amount paid to the Trustees under the D.C. Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees will not obligate the Trust to retain the service of any Trustee or obligate the Portfolio to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval.

The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Mses. Chappell, Craig, Nickels and Ulrich and Messrs. Brainerd, Carberry, Del Real, O’Rourke, Rein and Sivillo are officers, receive fees from the Trust as Investment Adviser, Custodian and Transfer Agent.

CODE OF ETHICS

The Trust and its Investment Adviser have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. Northern Funds Distributors, LLC (“NFD” or the “Distributor”), an unaffiliated principal

43

underwriter of the Trust, is exempt from the requirements of Rule 17j-1(c)(1) and (c)(2) of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

NTI, an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser and provides investment advisory and administration services to the Portfolios. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. NTI is referred to as the “Investment Adviser.”

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

TNTC is the principal subsidiary of Northern Trust Corporation and serves as the sub-administrator, transfer agent and custodian for the Portfolios. TNTC is located at 50 South LaSalle Street, Chicago, Illinois 60603. TNTC is a member of the Federal Reserve System. Since 1889, TNTC has administered and managed assets for individuals, institutions and corporations. Unless otherwise indicated, NTI and TNTC are referred to collectively in this SAI as “Northern Trust.”

As of December 31, 2025, Northern Trust Corporation, through its affiliates, had assets under investment management of approximately $1.8 trillion and assets under custody of approximately $14.9 trillion.

Management Agreement

NTI provides each Portfolio with investment advisory and administration services under two management agreements (each a “Management Agreement,” and together, the “Management Agreements”), one providing for services to the Treasury Portfolio and Treasury Instruments Portfolio and another providing for services to the U.S. Government Portfolio and U.S. Government Select Portfolio. Each Management Agreement has a single fee structure covering advisory and administration services. Under the Management Agreements with NTI for the Portfolios, subject to the general supervision of the Board, NTI makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for each Portfolio and also provides certain administration services to the Portfolios.

NTI is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). In making investment recommendations for the Portfolios, if any, investment advisory personnel of NTI may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Portfolios’ accounts are customers of TNTC’s commercial banking department. These requirements are designed to prevent investment advisory personnel for the Portfolios from knowing which companies have commercial business with TNTC and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

The Management Agreements have been approved by the Board, including the Independent Trustees.

In connection with portfolio transactions for the Portfolios, which are generally done at a net price without a broker’s commission, the Management Agreements with the Trust provide that the Investment Adviser shall attempt to obtain the best net price and execution. Purchases by the Portfolios from underwriters of portfolio securities normally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include the spread between the dealer’s cost for a given security and the resale price of the security.

44

On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts (“other accounts”) managed by the Investment Adviser, the Management Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such an event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be the most equitable and consistent with its obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Management Agreement permits the Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser’s opinion of the reliability and quality of the broker or dealer.

The Investment Adviser is also responsible for providing certain administration services to the Portfolios pursuant to the Management Agreement. Subject to the general supervision of the Board, the Investment Adviser provides supervision of all aspects of the Portfolios’ operations and performs the customary services of an administrator, including but not limited to the following corporate treasury, secretarial and “blue sky” services: (a) maintaining office facilities and furnishing corporate officers for the Portfolios; (b) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (c) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Portfolios’ bills, preparing monthly reconciliation of the Portfolios’ expense records, updating projections of annual expenses, preparing materials for review by the Board, and compliance testing; (d) preparing and arranging for printing of financial statements; (e) preparing and filing the Portfolios’ federal and state tax returns (other than those required to be filed by the Portfolios’ custodian and transfer agent) and providing shareholder tax information to the Portfolios’ transfer agent; (f) assisting the Portfolios’ Investment Adviser, at the Investment Adviser’s request, in monitoring and developing compliance procedures for the Portfolios which include, among other matters, procedures to assist the Investment Adviser in monitoring compliance with each Portfolio’s investment objective, policies, restrictions, tax matters and applicable laws and regulations; (g) assisting in product development; (h) performing oversight/management responsibilities such as the supervision and coordination of certain of the Portfolios’ service providers; (i) performing corporate secretarial services such as assisting in maintaining corporate records and the good standing status of the Trust in its state of organization; (j) performing “blue sky” compliance functions; (k) monitoring the Portfolios’ arrangements with respect to services provided by service organizations to their customers who are the beneficial owners of shares, pursuant to agreements between the Portfolios and such service organizations; (l) performing certain legal services such as preparing and filing annual Post-Effective Amendments to the Portfolios’ registration statement and other SEC filings for the Portfolios; and (m) computing and determining on the days and at the times specified in the Portfolios’ then-current Prospectuses, the NAV of each share of each Portfolio and the net income of each Portfolio. Pursuant to a Sub-Administration Agreement, NTI has delegated certain of the above administration services to TNTC.

Unless sooner terminated, the Trust’s Management Agreements will continue in effect until June 30, 2026. Thereafter, each of the Management Agreements will continue in effect for successive 12-month periods, provided that the continuance is approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Management Agreements or “interested persons” (as such term is defined in the 1940 Act) of any party thereto, cast at a meeting called for the purpose of voting on such approval and (ii) by the Trustees or by the vote of a majority of the outstanding shares of such Portfolio (as defined under “Description of Shares”).

Each of the Management Agreements is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) or by the Investment Adviser, on 60 days’ written notice.

45

The Management Agreements provide that the Investment Adviser may render similar services to others so long as its services under the Management Agreements are not impaired thereby. The Management Agreements also provide that the Trust will indemnify the Investment Adviser against certain liabilities (including, with respect to the advisory services provided by the Investment Adviser under the Management Agreements, liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Management Agreements) or, in lieu thereof, contribute to resulting losses.

Northern Trust Corporation and its affiliates may act as an underwriter of various securities. Under the 1940 Act, the Portfolios are precluded, subject to certain exceptions, from purchasing in the primary market those securities with respect to which Northern Trust Corporation or an affiliate is serving as a principal underwriter. In the opinion of Northern Trust Corporation, this limitation will not significantly affect the ability of the Portfolios to pursue their respective investment objective.

In the Management Agreement, the Investment Adviser agrees that the name “Northern” may be used in connection with the Trust’s business on a royalty-free basis. TNTC has reserved to itself the right to grant the non-exclusive right to use the name “Northern” to any other person. The Management Agreement provides that at such time as the Management Agreement is no longer in effect, the Trust will cease using the name “Northern.”

As compensation for advisory services and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolios’ respective average daily net assets):

CONTRACTUAL MANAGEMENT FEE RATE
Treasury Portfolio	0.13%
Treasury Instruments Portfolio	0.16%
U.S. Government Portfolio	0.23%
U.S. Government Select Portfolio	0.18%

For the fiscal years indicated below ended November 30, the management fees payable by each Portfolio, the amounts waived/reimbursed by NTI, and the net fees paid by each Portfolio were as follows:

	2025			2024			2023
	Management Fee Payable	Management Fee Waivers/ Expense Reimbursements(1)	Net Management Fee Paid(1)	Management Fee Payable	Management Fee Waivers/ Expense Reimbursements(2)	Net Management Fee Paid(2)	Management Fee Payable	Management Fee Waivers/ Expense Reimbursements(3)	Net Management Fee Paid(3)
Treasury Portfolio	$115,915,047	$3,108,762	$112,806,285	$107,301,926	$2,714,816	$104,587,111	$93,109,957	$2,326,162	$90,783,795
Treasury Instruments Portfolio(4)	7,412,326	6,229,391	1,182,936	961,536	897,459	64,077	N/A	N/A	N/A
U.S. Government Portfolio	51,468,442	1,052,015	50,416,427	47,184,256	850,793	46,333,464	41,687,478	512,249	41,175,229
U.S. Government Select Portfolio	56,967,556	10,852,209	46,115,347	54,609,703	10,379,377	44,230,325	50,285,488	9,607,015	40,678,473

(1)

Amounts for the fiscal year ended November 30, 2025 reflects voluntary reimbursements of management fees by Northern Trust Investments, Inc. for the Treasury Instruments Portfolio and U.S. Government Select Portfolio in the amounts of $6,022,845 and $9,494,453, respectively.

(2)

Amounts for the fiscal year ended November 30, 2024 reflect voluntary reimbursements of management fees by Northern Trust Investments, Inc. for the Treasury Instruments Portfolio and U.S. Government Select Portfolio in the amount of $841,333, and $9,101,940, respectively.

(3)

Amount for the fiscal year ended November 30, 2023 reflect voluntary reimbursements of management fees by Northern Trust Investments, Inc. for the U.S. Government Select Portfolio in the amount of $8,380,745.

(4)	The Portfolio commenced operations as of June 11, 2024.

46

EXPENSES

Except as set forth above and in this SAI, each Portfolio is responsible for the payment of its expenses. These expenses include, without limitation: the fees and expenses payable to the Investment Adviser, Transfer Agent and Custodian; brokerage fees and commissions; fees for the registration or qualification of Portfolio shares under federal or state securities laws; taxes; interest; costs of liability insurance, fidelity bonds, indemnification or contribution; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law; legal, tax and auditing fees and expenses; expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and distributing of the same to each Portfolio’s shareholders and regulatory authorities; compensation and expenses of its Independent Trustees; payments to service organizations; fees of industry organizations such as the Investment Company Institute and Mutual Fund Directors Forum; acquired fund fees and expenses; expenses of third party consultants engaged by the Board; expenses in connection with the negotiation and renewal of the revolving credit facility; and miscellaneous and extraordinary expenses incurred by the Trust.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (excluding: (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third-party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the footnote to the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio’s Portfolio Summary during the current fiscal year. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” for the Portfolios may be higher than the contractual limitation for the Portfolios as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement with respect to each Portfolio is expected to continue until at least April 1, 2027. The expense reimbursement arrangement with respect to each Portfolio will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement with respect to each Portfolio may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the arrangement at any time with respect to a Portfolio if it determines that it is in the best interests of the Portfolio and its shareholders.

Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.

Transfer Agency and Service Agreement

Under its Transfer Agency and Service Agreement with the Trust, TNTC as Transfer Agent has undertaken to perform certain services for the Portfolios described in this SAI, including but not limited to the following: (i) answer shareholder inquiries and respond to requests for information regarding the Trust; (ii) process purchase and redemption transactions; (iii) establish and maintain shareholder accounts and subaccounts; (iv) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (v) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to shareholders; (vi) act as dividend disbursing agent; (vii) report abandoned property to state authorities; (viii) impose, collect, account for and administer redemption fees if applicable on redemptions and exchanges; (ix) process, handle and account for all “as of” transactions; (x) conduct daily reviews of management reports related to late trading and daily value reviews with respect to the Trust’s excessive trading policies; and (xi) maintain appropriate records relating to its services. The Trust may appoint one or more sub-transfer agents in the performance of its services.

47

As compensation for the services rendered by TNTC under the Transfer Agency and Service Agreement and the assumption by TNTC of related expenses with respect to the Portfolios described in this SAI, TNTC is entitled to a fee from the Trust payable monthly, at an annual rate of 0.015% of the average daily net assets of each Portfolio. In addition, TNTC may be reimbursed for certain expenses as provided under the Transfer Agency and Service Agreement. Northern Trust may enter into agreements with financial intermediaries through which customers own shares of the Shares Class of the Portfolios, pursuant to which Northern Trust pays these financial intermediaries for providing certain shareholder services described in the preceding paragraph. The payments made by Northern Trust to financial intermediaries will be paid by Northern Trust and will not represent an additional expense to the Portfolios or their shareholders. Conflict of interest restrictions under state and federal law (including the Employee Retirement Income Security Act of 1974 (“ERISA”)) may apply to the receipt by such financial intermediaries of such compensation in connection with the investment of fiduciary funds in Shares of the Portfolios. The Transfer Agency and Service Agreement shall continue indefinitely until terminated by the Trust by not less than 90 days’ written notice or by the Transfer Agent by not less than six months written notice.

For the fiscal years indicated below, the amount of transfer agent fees paid by each Portfolio was as follows:

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Treasury Portfolio	$13,376,098	$12,380,137	$10,744,663
Treasury Instruments Portfolio(1)	694,964	90,136	N/A
U.S. Government Portfolio	3,356,903	3,076,984	2,719,007
U.S. Government Select Portfolio	4,747,698	4,550,509	4,190,882

(1)	The Portfolio commenced operations as of June 11, 2024.

Custody Agreement

Under its Custody Agreement with the Trust, TNTC (the “Custodian”), on behalf of each of the Portfolios (i) holds each Portfolio’s cash and securities, (ii) maintains such cash and securities in separate accounts in the name of the Portfolio, (iii) makes receipts and disbursements of funds on behalf of the Portfolio, (iv) receives, delivers and releases securities on behalf of the Portfolio, (v) collects and receives all income, principal and other payments in respect of the Portfolio’s investments held by the Custodian, (vi) to the extent applicable to the Portfolios, is responsible for the Portfolios’ foreign custody arrangements pertaining to its activities under the Custody Agreement, and (vii) maintains all records of its activities and obligations under the Custody Agreement. The Custodian may appoint one or more sub-custodians and shall oversee the maintenance by any sub-custodian of any securities or other assets held by each Portfolio. The Custody Agreement provides that the Custodian will use reasonable care, prudence and diligence with respect to its obligations under the Custody Agreement and the safekeeping of the Portfolios’ property and shall be liable to and shall indemnify the Trust from and against any loss that occurs as a result of the failure of the Custodian or a sub-custodian to exercise reasonable care, prudence and diligence with respect to their respective obligations under the Custody Agreement and the safekeeping of such property. The Custodian is not responsible for any act, omission, or default of, or for the solvency of, any eligible securities depository, nor is the Custodian responsible for any act, omission, or default of, or for the solvency of, any broker or agent that it or a sub-custodian appoints and uses unless such appointment and use is made or done negligently or in bad faith.

The Custodian receives from the Trust, with respect to services rendered to each Portfolio: (i) an annual fixed fee; plus (ii) an annual percentage of the Portfolio’s average daily net assets; plus (iii) an annual fixed dollar fee for each portfolio holding; plus (iv) fixed dollar fees for each trade in portfolio securities; plus (v) reimbursement for other out-of-pocket fees incurred by the Custodian.

48

The Custodian’s fees under the Custody Agreement are subject to reduction based on the Portfolios’ daily-uninvested U.S. cash balances (if any). The Custody Agreement shall continue indefinitely until terminated by the Trust by not less than 60 days’ written notice, or by the Custodian by not less than 90 days’ written notice.

For the fiscal years indicated below, the amount of custodian fees (after custodian credits, if any) paid by each of the Portfolios was as follows:

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Treasury Portfolio	$6,194,916	$5,776,314	$4,901,931
Treasury Instruments Portfolio(1)	303,712	48,727	N/A
U.S. Government Portfolio	1,611,169	1,481,670	1,006,510
U.S. Government Select Portfolio	2,275,084	2,134,218	1,891,993

(1)	The Portfolio commenced operations as of June 11, 2024.

BROKERAGE TRANSACTIONS

For the fiscal years ended November 30, 2025, 2024, and 2023, all portfolio transactions for the Portfolios were executed on a principal basis and, therefore, no brokerage commissions were paid by the Portfolios. Purchases by the Portfolios from underwriters of portfolio securities, however, normally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include the spread between the dealer’s cost for a given security and the resale price of the security. No commissions were paid by the Portfolios to any direct or indirect “affiliated persons” (as defined in the 1940 Act) of the Portfolios.

The Trust is required to identify any securities of its “regular brokers or dealers” as defined in Rule 10b-1 under the 1940 Act or of their parents that the Portfolios acquired during their most recent fiscal year.

“Regular brokers or dealers” under Rule 10b-1 include (a) the ten brokers or dealers that received the greatest amount of brokerage commissions by virtue of direct or indirect participations in the company’s portfolio transactions; (b) the ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company; and (c) the ten brokers or dealers that sold the largest amount of securities of the investment company. During the fiscal year ended November 30, 2025, no Portfolio acquired, sold or owned any securities of their regular broker/dealers or their parent companies.

CONFLICTS OF INTEREST

NTI’s portfolio managers are often responsible for managing one or more portfolios, as well as other client accounts, including mutual funds, ETFs, separate accounts and other pooled investment vehicles. A portfolio manager may manage various client accounts that may have materially higher or lower fee arrangements than the Portfolios. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts, certain investments are made for some accounts and not others or conflicting investment positions could be taken among accounts. Some portfolio managers may be dual officers of one or more NTI affiliates and undertake investment advisory duties for the affiliates. The portfolio managers have a responsibility to manage all client accounts in a fair and equitable manner. NTI takes reasonable steps to seek to obtain the best qualitative execution of securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, NTI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

NTI may have a financial incentive to favor accounts with performance-based fees because there may be an opportunity to earn greater fees on such accounts compared to accounts without performance-based fees. As a

49

result, NTI may have an incentive to direct its best investment ideas to or allocate the sequencing of trades in favor of the account that pays a performance fee. NTI may also have an incentive to recommend investments that may be riskier or more speculative than those that it would recommend under a different fee arrangement.

NTI may invest client accounts in affiliated investment pools. If appropriate and consistent with the client’s investment objectives and applicable law, NTI may recommend to clients investment pools in which it or an affiliate provides services for a fee. NTI has an incentive to allocate investments to these types of affiliated investment pools in order to generate additional fees for NTI or its affiliates. In addition, NTI could direct its best investment ideas to these investment products or investment pools to the potential disadvantage of the Portfolios.

As NTI becomes aware of additional potential or actual conflicts of interest, they will be reviewed on a case-by-case basis.

NTI manages its client accounts consistent with applicable law and follows its own policies and procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being systematically favored or disadvantaged.

NTI provides advice and makes investment decisions for client accounts that it believes are consistent with each client’s stated investment objectives and guidelines. Advice given to clients or investment decisions made for clients may differ from, or may conflict with, advice given or investment decisions made for clients of an NTI affiliate. Conflicts may also arise because portfolio decisions regarding the Trust may benefit NTI or its affiliates or another account or portfolio managed by NTI or its affiliates. Actions taken with respect to NTI’s and its affiliates’ other portfolios or accounts managed by them may adversely impact the Portfolio, and actions taken by the Portfolio may benefit NTI or its affiliates or their other portfolios or accounts. NTI may also invest in the same securities that it or its affiliates recommend to clients. Investment decisions taken by NTI’s affiliates are generally unknown to NTI.

When NTI or an affiliate currently holds for its own benefit the same securities as a client, it could be viewed as having a potential conflict of interest.

Generally, NTI will not, as principal for its own account, buy securities from or sell securities to any client. It is possible that an affiliate, will, as principal, purchase securities from or sell securities to its clients.

From time to time securities to be sold on behalf of a client may be suitable for purchase by another client. In such instances, if NTI determines in good faith that the transaction is in the best interest of each client, it may arrange for the securities to be crossed between client accounts, as permitted under applicable law and regulation. Cross-trades present conflicts of interest, as there may be an incentive for NTI to favor one client to the disadvantage of another. NTI and the Trust have adopted policies on cross-trades that may be effected between the Portfolios and another client account. NTI conducts periodic reviews of trades for consistency with these policies. NTI has established certain policies and procedures designed to address conflicts of interest that may arise between its employees and clients as well as between clients and NTI or its affiliates. NTI’s employees must act in the best interests of its clients and generally do not have knowledge of proprietary trading positions or certain other operations of affiliates.

Receipt of research from brokers who execute client transactions involve conflicts of interest. To the extent that NTI uses commissions to obtain research services for NTI or TNTC, NTI or TNTC will receive a benefit as it will not have to pay for the research, products or services itself. NTI may, therefore, have an incentive to select or recommend a broker-dealer based on its interest in receiving research rather than in obtaining the lowest commission rate on the transaction. NTI or TNTC may also obtain research services from brokerage commissions incurred by client accounts that may not directly benefit such client accounts. Similarly, clients may benefit from research even if trades placed on their behalf did not contribute to the compensation of the broker-dealer providing such research. NTI and TNTC do not seek to allocate research services to client accounts proportionately to the commissions that the client accounts generate.

50

Also, NTI and TNTC may receive products and services that are mixed use. In these cases, NTI or TNTC will use commissions to pay only for the eligible portion of the product or service that assists NTI or TNTC in the investment decision-making process. Any ineligible portion of the product will be paid directly by NTI or TNTC. NTI or TNTC makes a good faith effort to reasonably allocate such items and keeps records of such allocations although clients should be aware of the potential conflicts of interest.

NTI may provide investment advice to its affiliates and may provide investment advisory services to affiliates’ clients or act as an investment adviser to the registered or unregistered investment pools in which these clients may invest. TNTC and NTI share a common trading desk and may have shared arrangements with investment research vendors. Also, these affiliates may provide marketing services to NTI, including the referral of certain clients.

NTI may have common management and officers with some of its affiliates. NTI shares facilities with affiliates and relies on TNTC and other affiliates for various administrative support, including information technology, human resources, business continuity, legal, compliance, finance, enterprise risk management, internal audit and general administrative support.

NTI’s affiliations may create potential conflicts of interest. NTI seeks to mitigate the potential conflicts of interest to ensure accounts are managed at all times in a client’s best interests and in accordance with client investment objectives and guidelines through regular account reviews attended by investment advisory, compliance and senior management staff. NTI also seeks to mitigate potential conflicts of interest through a governance structure and by maintaining policies and procedures that include, but are not limited to, personal trading, custody and trading.

Various non-affiliated investment advisers that may manage NTI client accounts, or may be recommended to NTI clients, may use an NTI affiliate for banking, trust, custody, administration, brokerage and related services for which NTI’s affiliate may receive fees. NTI does not recommend or utilize non-affiliated investment advisers based upon their use of NTI affiliates.

Given the interrelationships among NTI and its affiliates, there may be other or different potential conflicts of interest that arise in the future that are not included in this section.

To the extent permitted by applicable law, NTI may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Portfolios. These payments may be made out of NTI’s assets, or amounts payable to NTI rather than as a separately identifiable charge to the Portfolios. These payments may compensate Intermediaries for, among other things: marketing the Portfolios; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Portfolios. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services for such products.

PROXY VOTING

The Trust has delegated the voting of portfolio securities to its Investment Adviser. The Investment Adviser has adopted the proxy voting policies and procedures applicable to Northern Trust Corporation and its affiliates (the “Northern Proxy Voting Policy”) for the voting of proxies on behalf of the Portfolios.

A Proxy Committee comprised of senior investment and compliance officers of Northern Trust Corporation, including officers of the Investment Adviser, has adopted certain guidelines (the “Proxy Guidelines”) concerning

51

various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. The Investment Adviser has retained an independent third party proxy voting service (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. The Proxy Committee will apply the Proxy Guidelines to any such recommendation. See Appendix B for the Northern Proxy Voting Policy.

Information regarding how the Portfolios voted proxies, if any, relating to portfolio securities for the most recent 12-month period ended June 30 will be available, without charge, upon request, by contacting Northern Trust at 800-637-1380 or northern-funds@ntrs.com, or by visiting the Northern Institutional Funds’ website at www.ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature or the SEC’s website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

DISTRIBUTOR

The Trust, on behalf of the Portfolios, has entered into a distribution agreement (the “Distribution Agreement”) under which NFD, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), with principal offices at 190 Middle Street, Suite 301, Portland, Maine 04101, as agent, distributes the shares of each Portfolio on a continuous basis. NFD continually distributes shares of the Portfolios on an appropriate efforts basis. NFD has no obligation to sell any specific quantity of Portfolio shares. NFD and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Investment Adviser pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to NFD for such distribution services. However, the Investment Adviser has entered into an agreement (the “Distribution Services Agreement”) with NFD under which it makes payments to NFD in consideration for certain distribution-related services. The payments made by the Investment Adviser to NFD under the Distribution Services Agreement do not represent an additional expense to the Trust or its shareholders. The Distribution Agreement provides that the Trust will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality.

Under a License Agreement (the “License Agreement”) with Foreside Distributors, LLC (“Foreside Distributors”), Northern Trust Corporation agrees that the name “Northern Funds” may be used by Foreside Distributors and its subsidiary, NFD, in connection with providing services to the Trust on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name “Northern Funds” to any other person. The License Agreement provides that at such time as the License Agreement is no longer in effect, Foreside Distributors and NFD will cease using the name “Northern Funds.”

SERVICE PLAN

The Trust, on behalf of the Portfolios, has adopted a Service Plan (the “Plan”) with respect to the Service Shares and Premier Shares. Under the Plan, the Trust, on behalf of the Service Shares and the Premier Shares of each Portfolio, is authorized to pay monthly or quarterly fees in respect of (i) administrative support services performed and expenses incurred in connection with such Portfolio’s Service Shares and Premier Shares and (ii) personal and account maintenance services performed and expenses incurred in connection with such Portfolio’s Premier Shares as set forth below. The fee paid for such services during any one year shall not exceed: (i) 0.00% of the average daily NAV of the Service Shares or Premier Shares of each Portfolio, other than the Treasury Portfolio and Treasury Instruments Portfolio; (ii) 0.00% of the average daily NAV of the Service

52

Shares of the Treasury Portfolio and Treasury Instruments Portfolio; and (iii) 0.05% of the average daily NAV of the Premier Shares of the Treasury Portfolio and Treasury Instruments Portfolio for such period. Northern Trust will determine the amount of the service agent fees to be paid to one or more brokers, dealers, other financial institutions or other industry professionals (collectively, “Servicing Agents”) and the basis on which such payments will be made. Payments to a Servicing Agent will be subject to compliance by the Servicing Agent with the terms of the related Plan agreement entered into by the Servicing Agent. The service agent fees payable pursuant to this Plan shall not pertain to services or expenses which are primarily intended to result in the sales of Service Shares and Premier Shares. The fee paid to TNTC for administrative support and personal and account maintenance services during any one year shall not exceed 0.05% of the average daily NAV of the Premier Shares of the Treasury Portfolio and Treasury Instruments Portfolio.

Payments of the service fees with respect to Service Shares and Premier Shares will be used to compensate or reimburse the Servicing Agents, including TNTC for Premier Shares of the Treasury Portfolio and Treasury Instruments Portfolio only, for administrative support services and expenses, which may include without limitation: (i) acting or arranging for another party to act, as recordholder and nominee of Service Shares and Premier Shares of a Portfolio beneficially owned by Customers; (ii) establishing and maintaining individual accounts and records with respect to Service Shares and Premier Shares of a Portfolio owned by Customers; (iii) processing and issuing confirmations concerning Customer orders to purchase, redeem and exchange Service Shares and Premier Shares of a Portfolio; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of Service Shares and Premier Shares of a Portfolio; (v) processing dividend payments and reinvestments on behalf of Customers; (vi) forwarding shareholder communications from the Trust; (vii) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (viii) facilitating the inclusion of a Portfolio in investment, retirement, asset allocation, cash management or sweep accounts or similar programs or services offered to their Customers or to Customers of other Servicing Agents; (ix) facilitating electronic or computer trading and/or processing in a Portfolio to their Customers or to Customers of other Servicing Agents; and (x) performing any other similar administrative support services.

Payments of the service agent fees with respect to the Premier Shares will also be used to compensate or reimburse the Servicing Agents, including TNTC for Premier Shares of the Treasury Portfolio and Treasury Instruments Portfolio only, for personal and account maintenance services and expenses, which may include, without limitation: (i) providing facilities to answer inquiries and respond to correspondence with Customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Portfolio; (ii) assisting Customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Servicing Agents; (iii) providing services to Customers intended to facilitate, or improve their understanding of the benefits and risks of, a Portfolio to Customers, including asset allocation and other similar services; (iv) acting as liaison between Customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; and (v) performing any similar personal and account maintenance services.

For the fiscal years indicated below, the aggregate amount of service fees incurred by each class of each Portfolio then in existence was as follows:

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Treasury Portfolio
Service Class*	N/A	N/A	N/A
Premier Class**	$35,876,035	$33,585,758	$29,283,266
Treasury Instruments Portfolio
Service Class*	N/A	N/A	N/A
Premier Class***	1,607,988	269,268	N/A

53

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
U.S. Government Portfolio
Service Class*	N/A	N/A	N/A
Premier Class*	N/A	N/A	N/A
U.S. Government Select Portfolio
Service Class	0	0	0
Premier Class*	N/A	N/A	N/A

*	Class not offered.
**	Excludes waivers attributed to service fees by NTI of $10,430,398 for fiscal year ended 2023, respectively.
***	Premier Class shares commenced operations as of June 11, 2024.

Conflict of interest restrictions (including ERISA) may apply to a Servicing Agent’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Service or Premier Shares. Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the FDIC, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Service or Premier Shares.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related agreements, most recently approved the Plan and the related agreements for each Portfolio at a meeting called for the purpose of voting on such Plan and related agreements on November 20, 2025.

The Plan and related agreements will remain in effect until November 30, 2026, and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board in the manner described above.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the Board in the manner described above. The Plan may be terminated as to Service Shares and Premier Shares at any time by a majority of the Independent Trustees. A service agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by any party to the agreement on sixty (60) days’ written notice to any other party to the agreement. Each service agreement shall terminate automatically if assigned. While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the Independent members of the Board. The Board has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit each Portfolio and holders of Service and Premier Shares of such Portfolio. The Plan provides that the Board will review, at least quarterly, a written report of the amount expended under the Plan and the purposes of the expenditures.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust, as well as its Independent Trustees.

Deloitte & Touche LLP, an independent registered public accounting firm, 111 South Wacker Drive, Chicago, Illinois 60606, has been appointed to serve as an independent registered public accounting firm for the Trust. In addition to audit services, an affiliate of Deloitte & Touche LLP reviews the Trust’s federal and state tax returns.

54

IN-KIND PURCHASES AND REDEMPTIONS

Payment for shares of each Portfolio may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, each Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Although each Portfolio generally will redeem shares in cash, each Portfolio reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from the Portfolio. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s NAV per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

55

NET ASSET VALUE

As stated in the Prospectus, each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. Each of the Portfolios is permitted to and seeks to maintain a NAV of $1.00 per share and, in this connection, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if the Portfolio sold the instrument. During such periods, the yield to investors in the Portfolio may differ somewhat from that obtained in a similar entity, which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

Under Rule 2a-7, the Board, in supervising the Trust’s operations and delegating special responsibilities involving portfolio management to the Investment Adviser, has established procedures that are intended, taking into account current market conditions and the Portfolios’ investment objectives, to stabilize the NAV of each Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees’ procedures include periodic monitoring of the difference (the “Market Value Difference”) between the amortized cost value per share and the NAV per share based upon available indications of market value. Available indications of market value used by the Trust consist of actual market quotations or appropriate substitutes, which reflect current market conditions and include (i) quotations or estimates of market value for individual portfolio instruments and/or (ii) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments. In the event the Market Value Difference of a given Portfolio exceeds certain limits or the Board believes that the Market Value Difference may result in material dilution or other unfair results to investors or existing shareholders, the Board will cause the Portfolio to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. These actions may include selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in-kind, or utilizing a NAV per share based upon available indications of market value which under such circumstances would vary from $1.00). In order to stabilize the NAV of a Portfolio, the Trustees may consider enacting certain measures such as reducing the number of outstanding shares. Such reduction may be effected by having each shareholder proportionately contribute to the Portfolio’s capital the necessary shares to restore such NAV per share. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in the Portfolio. Actions taken to maintain a stable $1.00 per share could result in shareholders holding fewer shares of the Portfolio and/or experiencing a loss in the aggregate value of their investment in the Portfolio. There is no assurance such measures will result in a stable NAV per share of $1.00.

The Portfolios may also hold cash for the purpose of stabilizing its NAV per share. Holdings of cash may lower (or, in a negative interest rate environment, increase) the yield of such Portfolio’s shares. Each Portfolio may continue to use the amortized cost method of valuation so long as the Board believes that the method fairly reflects the market-based NAV per share and the Portfolios comply with the other requirements of Rule 2a-7. See “Rule 2a-7 Requirements” above.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange (the “Exchange”) is stopped at a time other than 4:00 p.m. Eastern Standard Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than a Portfolio’s official closing NAV. For instance, if a pricing error is discovered that impacts a Portfolio’s NAV, the corrected NAV would be the

56

official closing NAV and the erroneous NAV would be a NAV other than the Portfolio’s official closing NAV. Those transactions that were processed using the erroneous NAV may then be reprocessed using the official closing NAV. In addition, each Portfolio may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

On days when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Portfolios may cease or advance the deadline for accepting purchase and redemption orders for same business day credit up to one hour before the SIFMA recommended closing time (the “advanced closing time”). On days on which the Portfolios close early because of SIFMA’s recommendations, purchase and redemption orders received after the advanced closing time shall be effected on the next business day. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

A “business day” is each day that the Exchange is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Portfolio shares will generally not be priced on days that the Exchange is closed, although Portfolio shares may be priced on such days if SIFMA recommends that the bond markets remain open for all or part of the day.

The Investment Adviser is not required to calculate the NAV of a Portfolio on days during which no shares are tendered to a Portfolio for redemption and no orders to purchase or sell shares are received by a Portfolio, or on days on which there is an insufficient degree of trading in the Portfolio’s portfolio securities for changes in the value of such securities to affect materially the NAV per share.

In the event that (i) a Portfolio, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Portfolio’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Board or (ii) the Board, including a majority of Independent Trustees, determines that such a deviation is likely to occur, and the Board, including a majority of Independent Trustees, irrevocably has approved the liquidation of the Portfolio, the Portfolio’s Board has the authority to suspend redemptions of Portfolio shares.

The Portfolios currently do not intend to avail themselves of the ability to impose liquidity fees. However, the Board reserves the right, with notice to shareholders, to change this policy with respect to a Portfolio, thereby permitting the Portfolios to impose discretionary liquidity fees in the future, if determined to be in the best interests of the Fund.

57

TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL—GENERAL INFORMATION

Each Portfolio has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code. As a regulated investment company, each Portfolio generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the Portfolio’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which (a) the Portfolio has not invested more than 5% of the value of its total assets in securities of the issuer and (b) the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, each Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Portfolio intends to comply with these requirements. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions attributable to tax-exempt income) to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income with certain modifications

58

and capital gain net income (excess of capital gains over capital losses) by the end of each calendar year. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

The capital losses of a Portfolio, if any, do not flow through to shareholders. Rather, a Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If a Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of a Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of a Portfolio’s next taxable year, and the excess (if any) of a Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of a Portfolio’s next taxable year. Any such net capital losses of a Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by a Portfolio in succeeding taxable years.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Portfolio. An ownership change generally results when shareholders owning 5% or more of a Portfolio increase their aggregate holdings by more than 50% over a 3-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolios undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change. Additionally, if a Portfolio engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Portfolio of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Portfolio shareholders would otherwise have enjoyed from use of such capital loss carryovers.

STATE AND LOCAL TAXES

Although each Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

Many states grant tax-free status to dividends paid to shareholders of a fund from interest income earned by that fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by Ginnie Mae or Fannie Mae, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment.

POTENTIAL PASS-THROUGH OF TAX CREDITS

If a Portfolio holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the Portfolio’s taxable year, the Portfolio may elect for U.S. Federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Portfolio for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, and a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other specified

59

bonds. If a Portfolio were to make an election, a shareholder of the Portfolio would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits. However, such tax credits are generally not refundable. There is no assurance that a Portfolio will elect to pass through any such income and credits. Certain limitations may apply on the extent to which the credit may be claimed. The TCJA repeals the rules related to tax credit bonds and is effective for bonds issued after December 31, 2017, but does not affect the tax treatment of bonds issued prior to January 1, 2018.

The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are advised to consult their tax advisors with specific reference to their own tax situation, including the application of state and local taxes.

60

DESCRIPTION OF SHARES

The Trust Agreement permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees of the Trust may hereafter create series in addition to the Trust’s five existing series, which represent interests in the Trust’s five respective portfolios, four of which are described in this SAI. The Trust Agreement also permits the Board to classify or reclassify any unissued shares into classes within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in three separate classes of shares in each of the Portfolios: Shares, Service Shares and Premier Shares, as well as a fourth class of Shares with respect to the Treasury Portfolio, Treasury Instruments Portfolio, and the U.S. Government Select Portfolio: Siebert Williams Shank Shares, which are described in a separate prospectus and SAI, and a fifth class of Shares with respect to the Treasury Instruments Portfolio: Digital Enabled Shares, which are described in a separate prospectus and SAI. As of the fiscal year ended November 30, 2025, no Service Shares of the Treasury Portfolio, Treasury Instruments Portfolio and U.S. Government Portfolio, and no Premier Shares of the U.S. Government Portfolio and U.S. Government Select Portfolio are issued and outstanding.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees: (i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class. There are currently no Series Trustees for the Trust.

Under the terms of the Trust Agreement, each share of each Portfolio is without par value, which represents a proportionate interest in the particular Portfolio with each other share of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, shareholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under “Account Policies and Other Information” in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Portfolio may be suspended for more than seven days (i) for any period during which the Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Portfolio. The Trust also may suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Portfolio are redeemable at the unilateral option of the Trust. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Portfolios are not issued.

The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios and the other portfolios of the Trust normally are allocated in proportion to the NAV of the respective investment portfolios except where allocations of direct expenses can otherwise be fairly made.

NOTICE: Under Section 72.1021(a) of the Texas Property Code, initial investors in the Portfolios who are Texas residents may designate a representative to receive notices of abandoned property in connection with Portfolio shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer

61

Agent by writing to the Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-637-1380 to obtain a form for providing written notice to the Trust.

Each Portfolio and other portfolios of the Trust entitled to vote on a matter will vote in the aggregate and not by portfolio, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular portfolio.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above. The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share (and proportionate fractional votes for fractional shares held) or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. The power to call a vote with respect to shareholders of the Portfolios is vested exclusively with the Board. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law.

The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Board may not, without the affirmative vote of the holders of a majority of the outstanding shares of the Trust, amend or otherwise supplement the Trust Agreement or amend and restate a trust investment to reduce the rights, duties, powers, authorities and responsibilities of the Trustees, except to the extent such action does not violate the 1940 Act. Subject to the foregoing, the Trust Agreement permits the Trustees to amend the Trust

62

Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

63

The term “majority of the outstanding shares” of either the Trust or investment portfolio or a fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Portfolio or fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Portfolio or fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Portfolio or fund.

The Trust’s by-laws state that, unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forums for any Shareholder (including a beneficial owner) to bring (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim or breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s Shareholders, (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Delaware Statutory Trust Act or the Trust’s Trust Instrument or by-laws; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine, shall be a state or federal court located within the State of Delaware. The Trust’s by-laws also state that any persons or entity that is a shareholder of the Trust shall be deemed to have notice of and consented to the foregoing provisions of the Trust’s by-laws.

As of March 2, 2026, TNTC and its affiliates held of record outstanding shares of the Portfolios as agent, custodian, trustee or investment adviser on behalf of their customers. For certain Portfolios, the amount of shares held of record may be more than 25%. TNTC has advised the Trust that the following persons (whose mailing address, unless otherwise indicated, is: c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603) owned of record or are known by the Portfolios to have beneficially owned 5% or more of the outstanding shares of the Portfolios’ classes as of March 2, 2026:

	Number of Shares	% of Class
Treasury Portfolio—Shares
Hare & Co* ATTN STIF Operations PO Box 223910 Pittsburgh, PA 15251	5,343,223,752	23.01%

Bank of New York Mellon* Hare & Co ATTN STIF V Michael Patton PO Box 223910 Pittsburgh, PA 15251	3,191,575,328	13.75%

Treasury Portfolio—Siebert Williams Shank Shares
Hare & Co* ATTN STIF Operations PO Box 223910 Pittsburgh, PA 15251	3,485,268,556	93.24%

Treasury Portfolio—Premier Shares
The Northern Trust Company FBO Treasury Portfolio Sweep Account*	7,6889,169,095	100%

Treasury Instruments Portfolio—Shares
GS Global Cash Services Omnibus Account ATTN Financial Control 71 S Wacker Suite 1200 Chicago, IL 60606	1,332,967,266	34.59%

64

	Number of Shares	% of Class

Mayo SEG Working Cap 50 S La Salle Chicago, IL 60604	403,298,895	10.47%

Canandaigua National BK 50 S La Salle Chicago, IL 60604	345,884,239	8.98%

Hare & Co ATTN STIF Operations PO Box 223910 Pittsburgh, PA 15251	285,000,001	7.40%

De Gran 2007 F C Non GST Ex	201,023,857	5.22%

Treasury Instruments Portfolio—Premier Shares
The Northern Trust Company FBO Treasury Portfolio Sweep Account*	6,075,157,128	100%

Treasury Instruments Portfolio—SWS
VISA Inc 900 Metro Center Blvd Foster City, CA 94404	25,332,166.210	100%

U.S. Government Portfolio—Shares
The Northern Trust Company FBO U.S. Government Portfolio Sweep Account*	22,908,011,108	96.10%

U.S. Government Select Portfolio—Shares
The Northern Trust Company FBO U.S. Government Select Portfolio Sweep Account*	17,051,026,593	61.64%

TNT-LDN-Funding Cash Account	2,040,179,861	7.38%

U.S. Government Select Portfolio—Service Shares
Old Second National Bank*	64,655,212	76.96%

Park National Bank* 50 N. Third Street Newark, OH 43055	19,353,022	23.04%

U.S. Government Select Portfolio—Siebert Williams Shank Shares
GS Global Cash Services Omnibus* FBO Goldman Sachs & Co. LLC Customers 71 S. Wacker, Suite 1200 Chicago, IL 60606	1,530,642,262	44.78%

JPMS—Chase Processing 28521* FBO Facebook Inc. 4 Chase, Metrotech Center, 7th Floor Brooklyn, NY 11245	600,758,599	17.58%

Microsoft Capital Group ATTN Treasury Operations One Microsoft Way Redmond, WA 98052	250,000,000	7.31%

65

	Number of Shares	% of Class

JPMS—Chase Processing 28521* FBO American Honda Motor 4 Chase, Metrotech Center, 7th Floor Brooklyn, NY 11245	200,000,000	5.85%

AT&T Inc ATTN STIF Operations 208 S AKARD #1800 01 Dallas, TX 75202	186,400,000	5.45%

*	Record owner with respect to multiple accounts.

To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Portfolio, such shareholder may be deemed a “control person” of that Portfolio for purposes of the 1940 Act.

As of March 2, 2026, the Trust’s Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each class of each Portfolio.

66

FINANCIAL STATEMENTS

The audited financial statements of the Portfolios and related report of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the Portfolios’ Form N-CSR filing for the fiscal year ended November 30, 2025, are hereby incorporated by reference herein. No other parts of the Portfolios’ Form N-CSR filing are incorporated by reference herein. Copies of the Portfolios’ Annual Report and the Portfolios’ financial statements may be obtained upon request and without charge, from the Transfer Agent by writing to the Northern Institutional Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-637-1380 (toll-free).

67

OTHER INFORMATION

More information regarding various contracts or other documents referenced in the Prospectus or SAI can be found in the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part. The Registration Statement, including the exhibits filed therewith, is available on the SEC’s website at www.sec.gov.

NIF SAI COMBO (4/26)

68

This page intentionally left blank.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market, typically, with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1”—A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

“A-2”—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3”—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B”—A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C”—A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D”—A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings—S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

“NR”—This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Ratings (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

A-1

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1”—Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term debt obligations.

“P-2”—Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term debt obligations.

“P-3”—Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term debt obligations.

“NP”—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR”—Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention1. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1”—Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”—Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3”—Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B”—Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C”—Securities possess high short-term default risk. Default is a real possibility.

“RD”—Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D”—Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-)—The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For the short-term rating category of “F1”, a “+” may be appended.

“NR”—Is assigned to an unrated issue of a rated issuer.

The DBRS® Morningstar® Ratings Limited (“DBRS Morningstar”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The short-term obligations rated in this category typically have a term of shorter than one year. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

[1]	A long-term rating can also be used to rate an issue with short maturity.

A-2

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)”—Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)”—Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)”—Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)”—Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)”—Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)”—Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3”—Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events, and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4”—Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5”—Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D”—Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

An S&P Global Ratings’ long-term issue credit rating is generally assigned to those obligations considered long-term in the relevant market, typically with an original maturity of greater than 365 days. The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA”—An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

A-3

“AA”—An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A”—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB”—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C”—Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB”—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B”—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC”—An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC”—An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C”—An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D”—An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Plus (+) or minus (-)—The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR”—This indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings—S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

A-4

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa”—Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa”—Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A”—Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa”—Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba”—Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B”—Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa”—Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca”—Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C”—Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

“NR”—Is assigned to unrated obligations.

Fitch’s long-term ratings consider the obligations’ relative vulnerability to default. Typically, long-term ratings have a timeframe of over 13 months for corporate, sovereign, and structured obligations and over 36 months for obligations in U.S. public finance markets. The following summarizes long-term ratings used by Fitch:

“AAA”—Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”—Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-5

“A”—Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB”—Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB”—Securities considered to be speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”—Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC”—A “CCC” rating indicates that substantial credit risk is present.

“CC”—A “CC” rating indicates very high levels of credit risk.

“C”—A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to “AAA” ratings or to ratings below the “CCC” category.

“NR”—Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA”—Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA”—Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A”—Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB”—Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB”—Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

A-6

“B”—Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”—Long-term debt rated “CCC” is of very highly speculative credit quality. In danger of defaulting on financial obligations.

“CC”/“C”—Long-term debt rated in any of these categories is considered distressed. The “CC” rating level is generally applied to financial obligations that are seen as highly likely to default or that are subordinated to financial obligations rated in the “CCC” to “B” range. The “C” rating level characterizes financial obligations for which default has not technically taken place but is considered unavoidable.

“D”/“SD”—A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency, or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, or in cases of a “distressed exchange”, a downgrade to “D” may occur. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are affected, such as the case of a “distressed exchange.”

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1”—A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2”—A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3”—A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D”—This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

A-7

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale “MIG-1”—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2”—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3”—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG”—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR”—Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

“VMIG-1”—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2”—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3”—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG”—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

“NR”—Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the

A-8

obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are forward-looking opinions on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS Morningstar provides independent credit ratings services for financial institutions, corporate and sovereign entities and structured finance products and instruments. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an entity or security. The Rating Committee process facilitates rating decisions, which are a collective assessment of DBRS Morningstar’s opinion rather than the view of an individual analyst. Ratings are based on sufficient information that incorporates both global and local considerations and the use of approved methodologies. They are independent of any actual or perceived conflicts of interest. DBRS Morningstar credit ratings are formed and disseminated based on established methodologies, models and criteria (Methodologies) that apply to entities and securities that we rate, including corporate finance issuers, financial institutions, insurance companies, public finance and sovereign entities as well as Structured Finance transactions. DBRS Morningstar methodologies are periodically reviewed and updated by the team.

A-9

This page intentionally left blank.

APPENDIX B

PROXY VOTING POLICIES & PROCEDURES

Effective Date: March 2, 2026

These policies and procedures apply to the voting of proxies by Northern Trust Corporation affiliates (“Northern Trust”) for accounts over which Northern Trust has been granted proxy voting discretion.

B-1

i

NORTHERN TRUST

PROXY VOTING

POLICIES AND PROCEDURES

These policies and procedures apply to the voting of proxies by Northern Trust Corporation affiliates (“Northern Trust”) for accounts over which Northern Trust has been granted proxy voting discretion.

The fundamental precept followed by Northern Trust in voting proxies is to ensure that the manner in which shares are voted is in the best interests of clients/beneficiaries and the value of the investment. As used in these policies and procedures, the term “clients/beneficiaries” means any person or entity having the legal or beneficial ownership interest, as the case may be, in a trust, custody or investment management account over which Northern Trust has discretionary proxy voting authority.

SECTION 1. PROXY COMMITTEE

Northern Trust’s Proxy Committee has responsibility for the adoption, content, interpretation and application of the Proxy Guidelines described in Section 2. Membership of the Proxy Committee consists of a group of senior Northern Trust investment and compliance officers. Meetings of the Proxy Committee may be called by the Chairperson or, in his or her absence, by any two committee members. Meetings may be conducted in person or telephonically. A majority of committee members present (in person or by proxy) will constitute a quorum for the transacting of business at any meeting. The approval of proxy votes or changes to these policies and procedures or the Proxy Guidelines may be made by majority vote of those present (in person or by proxy) at a meeting called for that purpose. Alternatively, the Committee may approve proxy votes or changes to these policies and procedures or the Proxy Guidelines described in Section 2 by a majority vote communicated telephonically (without a meeting) or electronically, provided that any action so approved is properly documented and reflected in minutes of the next meeting of the Committee.

SECTION 2. PROXY VOTING GUIDELINES

Northern Trust has adopted guidelines and procedures (together and as from time to time amended, the “Proxy Guidelines”) governing proxy voting for accounts over which Northern Trust has been granted proxy voting discretion.

Absent the special circumstances described in these policies and procedures, generally Northern Trust will exercise its proxy voting discretion in accordance with the applicable proxy guidelines designated in the client agreement or as otherwise disclosed to clients.

On an annual basis, Northern Trust’s Proxy Committee shall review the Proxy Guidelines and notify clients/beneficiaries of any material revisions to the Proxy Guidelines.

SECTION 3. USE OF THIRD PARTY PROXY VOTING SERVICE PROVIDERS

Northern Trust may delegate to one or more independent third party proxy voting services (“Proxy Voting Service” or “Proxy Voting Services”), the responsibility to review proxy proposals and to make voting recommendations to the Proxy Committee, and to execute proxy voting instructions in a manner consistent with the Proxy Guidelines. For proxy proposals described under the Proxy Guidelines, Northern Trust has provided supplementary instructions to the Proxy Voting Service(s) to guide it in making vote recommendations. In addition, Northern Trust has instructed the Proxy Voting Service not to exercise any discretion and to seek guidance from Northern Trust whenever it encounters situations that are either not covered by the Proxy Guidelines or where application of the Proxy Guidelines is unclear. In the event that the Proxy Voting Service does not or will not provide recommendations with respect to any specific proxy proposals for securities over

B-1

which Northern Trust or its affiliates have proxy voting discretion, the relevant proxy analyst at Northern Trust responsible for the relevant issuer or its business sector shall be responsible for reviewing the proxy proposal and making a voting recommendation to the Proxy Committee consistent with the Proxy Guidelines.

The Proxy Committee will review the Proxy Voting Service(s) on an annual basis. In connection with that review, it generally will assess each of the following factors along with other additional factors, if any, the Proxy Committee deems relevant: (1) the Proxy Voting Service’s capacity and competency in analyzing proxy issues and executing proxy related services; (2) the adequacy of the Proxy Voting Service’s staffing and personnel; (3) whether the Proxy Voting Service has robust policies and procedures that enable it to make proxy voting recommendations based on current and accurate information and implement the proxy voting services offered; and (4) the Proxy Voting Service’s ability to identify and address any real or potential conflicts of interests that exist or may have existed between the firm and its employees and the execution of proxy voting services provided to Northern Trust. The Proxy Committee will also regularly monitor the Proxy Voting Service(s) by requesting information from the Proxy Service(s) to determine whether any real or potential conflicts of interest exist as a result of changes to the firm’s business or internal policies. The Proxy Voting Service(s) will also be required to proactively communicate any (i) business changes or (ii) changes and updates to the firm’s policies and procedures that could impact the adequacy and quality of the proxy voting services or the firm’s ability to effectively manage conflicts.

SECTION 4. APPLICATION OF PROXY GUIDELINES

It is intended that the Proxy Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise specifically provided in these policies and procedures, the Proxy Committee may vote proxies contrary to the recommendations of the Proxy Voting Service, or, in the circumstances described in Section 3 above, a Northern Trust proxy analyst, if it determines such action to be in the best interests of Northern Trust clients/beneficiaries. In the exercise of such discretion the Proxy Committee may take into account a wide array of factors relating to the proxy voting matter under consideration, the nature of the proposal, and the company involved. As a result, a proxy voting proposal may be voted in one manner in the case of one company and in a different manner in the case of another company where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in full context. For example, a particular proxy voting proposal may be acceptable on a stand- alone basis, but objectionable when part of an existing or proposed proxy voting package, such as where the effect may be to entrench management. Special circumstances may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote after taking into account the clients/beneficiaries circumstances, including adhering to special voting instructions from the clients/beneficiaries.

SECTION 5. PROXY VOTING CHOICE

Northern Trust offers fund participants in select pooled investment vehicles the option to select from a menu of Proxy Guidelines options designated by Northern Trust (“Proxy Voting Choice”). The Proxy Guidelines eligible to be used in a Proxy Voting Choice menu are described in Exhibit A.

Portfolio management teams for Northern Trust Investments, Inc. and Northern Trust Global Investments, Inc., in consultation with the appropriate subject matter experts as needed (e.g., Stewardship, Institutional Client Group, Operations, Compliance, Legal, and outside counsel), generally have the responsibility for identifying the Proxy Guidelines most suitable to a fund’s investment objectives (the “Default Proxy Guidelines” of the fund).

B-2

Participation in Proxy Voting Choice is elective. Participants in eligible funds may voluntarily select from the menu of Proxy Guidelines, and once selected, proxies for the eligible fund will be voted on a pro-rata share basis in accordance with the participant’s selection. The Default Proxy Guidelines shall apply to the pro-rata shares of all participants who do not choose to elect an option from the Proxy Voting Choice menu offered. Except under special circumstances, Proxy Guidelines will be applied at the account level for fund clients, and at the transfer agent or investment level for transfer agent clients. If a client holds two funds in two separate trust accounts, or direct at the transfer agent, then separate Proxy Guideline elections can be accommodated. In the event a client wants to operationally have multiple Proxy Guidelines applied for different accounts or fund investments, this can be manually applied upon written confirmation. Furthermore, in certain markets or situations where split voting is not permitted, the Default Proxy Guidelines will apply to all voting matters on behalf of all fund participants.

As a fiduciary to its pooled funds, Northern Trust must ensure that votes exercised for the pooled funds that it manages are cast in a pooled funds interest and in accordance with policies and procedures that are prudently designed to meet legal and regulatory requirements applicable to the pooled funds. As such, the Proxy Committee reviews all third-party voting policies prior to their availability for use for Proxy Voting Choice to ensure they are consistent with applicable fiduciary standards and suitable for most pooled fund investment objectives and policies. Some factors that the Proxy Committee may consider include, whether the third-party provider follows a fiduciary process in developing proxy voting procedures and guidelines, the manner in which the third-party’s procedures to into consideration material facts and circumstance specific to each voting decision. The Proxy Committee may also consider client feedback in relation to specific guideline orientations or strategy approaches which they would like to have offered.

SECTION 6. MATERIAL CONFLICTS OF INTEREST

Northern Trust has sought to address proxy related conflicts of interest in various ways, including the establishment, composition and authority of the Proxy Committee, and the delegation of primary responsibility for proxy review and vote recommendation functions to the Proxy Voting Service. For these reasons, the potential for conflicts of interest in the voting of proxies generally arises only where the Proxy Committee is considering the possibility of voting in a manner contrary to a vote recommendation received from the Proxy Voting Service or where the Proxy Voting Service has not provided a vote recommendation. In these situations, the Proxy Committee will need to determine whether a material conflict of interest exists. For example, a material conflict of interest could arise when a proxy relates to the following non-exclusive types of issues:

•	Securities issued by Northern Trust Corporation or its affiliates.

•	Matters in which Northern Trust has a direct financial interest (such as shareholder approval of a change in mutual fund advisory fees where Northern Trust is the fund advisor).

•

Instances where Northern Trust, its board members, executive officers, and/or others maintain relationships with the issuers of securities, proponents of shareholder proposals, participants in proxy contests, corporate directors or candidates for directorships.

•	Instances where an attempt has been made to directly or indirectly influence the voting recommendation that is made.

Where the Proxy Committee determines that it is subject to a material conflict of interest, it may resolve the conflict in any of the following ways, which may vary, consistent with its duty of loyalty and care, depending on the facts and circumstances of each situation and the requirements of applicable law:

•	Following the vote recommendation of an independent fiduciary appointed for that purpose;

•	Voting pursuant to client direction;

B-3

•	Abstaining; or

•	Voting pursuant to a “mirror voting” arrangement (under which shares are voted in the same manner and proportion as some or all of the other shares not voted by the Proxy Committee).

For proxies issued by the Northern Trust Corporation that are held in accounts where Northern Trust has voting discretion, Northern Trust will generally abstain from voting on all votable ballot items.

SECTION 7. PROXY VOTING RECORDS; CLIENT DISCLOSURES

Northern Trust will maintain the following records relating to proxy votes cast under these policies and procedures:

A.	A copy of these policies and procedures and accompanying exhibits

B.	A copy of each proxy statement Northern Trust receives regarding client securities.

C.	A record of each vote cast by Northern Trust on behalf of a client.

D.	A copy of any document created by the Proxy Committee that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.

D.

A copy of each written client request for information on how Northern Trust voted proxies on behalf of the client, and a copy of any written response by Northern Trust to any (written or oral) client request for information on how Northern Trust voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. Northern Trust may rely on one or more third parties to make and retain the records referred to in items B. and C. above.

The Proxy Committee will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request. It is generally the policy of Northern Trust not to disclose its proxy voting records to third parties, except as may be required by applicable laws and regulations.

SECTION 8. ERISA ACCOUNTS

For plans governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA Plans”), it is considered a fiduciary act to manage the voting rights that are connected to ERISA Plan assets that are shares of stock. ERISA Plans are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Northern Trust, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA, including the fiduciary duty of prudence, the exclusive benefit rule, and the duty to act in accordance with the plan documents. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries.

ERISA fiduciaries may decide not to vote on a proxy or exercise a shareholder right. When deciding whether to vote on a proxy, fiduciaries must carry out their duties: (i) prudently, and (ii) solely in the interests of the participants and beneficiaries and for the exclusive purpose of providing benefits to participants and beneficiaries and defraying the reasonable expenses of administering the ERISA Plan. Specifically, when deciding whether to vote on a proxy, a fiduciary must:

•	act solely in accordance with the economic interest of the plan and its participants and beneficiaries;

•	consider any costs involved;

B-4

•	not subordinate the interests of the participants and beneficiaries in their retirement income or financial benefits under the plan to any other objective;

•	evaluate relevant facts that form the basis for any particular proxy vote or other exercise of shareholder rights; and

•	exercise prudence and diligence in the selection and monitoring of persons, if any, selected to exercise shareholder rights or otherwise advise on or assist with exercises of shareholder rights.

This Policy is designed to ensure proxy voting decisions are made in accordance with the fiduciary obligations listed above.

ERISA fiduciaries may engage with a Proxy Voting Service to provide recommendations regarding proxies. However, the fiduciary must first determine that such proxy advisor firm or service provider’s proxy voting guidelines are consistent with the fiduciary’s obligations described above. Northern Trust reviews the Northern Trust Proxy Guidelines and Proxy Voting Services on an annual basis, as described in Sections 2 and 3 of this Policy.

For avoidance of doubt, this Policy provides that the authority to vote a proxy shall be exercised pursuant to specific parameters prudently designed to serve the plan’s interests in providing benefits to participants and their beneficiaries and defraying reasonable expenses of administering the plan; and is periodically reviewed for compliance, as described in Section 2 of this Policy. However, this policy does not (i) preclude a fiduciary from submitting a proxy vote when the fiduciary has prudently determined that the matter being voted upon will have a significant effect on the value of the investment, or the investment performance of the plan’s assets, after accounting for the costs involved; or (ii) require a fiduciary to submit a proxy vote when the fiduciary has prudently determined that the matter being voted upon will not have a significant effect on the value of the investment, or the investment performance of the plan’s assets, after accounting for the costs involved.

Generally, an ERISA Plan’s trustee will have the exclusive responsibility to vote the proxies unless:

•	the trustee is subject to the direction of a named fiduciary who is not a trustee;

•	the named fiduciary delegates to an investment manager the authority to manage, acquire, or dispose of plan assets; or

•	the named fiduciary delegates to an investment manager the authority to manage, acquire, or dispose of certain assets, but retains the right to direct the trustee when voting proxies.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. It is the policy of Northern Trust to follow the provisions of a plan’s governing documents in the voting of employer securities unless it determines that to do so would breach its fiduciary duties under ERISA.

In general, for pooled investment vehicles that are treated as “plan assets” for purposes of ERISA, investing plan clients that are subject to ERISA will be required to accept this Policy as a condition of investment. For pooled investment vehicles that have implemented “Proxy Voting Choice,” the fiduciary of an investing plan may choose guidelines other the Default Proxy Guidelines described in Section 5, except for the Climate

B-5

guidelines. If the plan fiduciary chooses guidelines other than the Default Proxy Guidelines, the plan fiduciary is responsible for determining, and has made a determination that, the selected proxy voting policy is consistent with ERISA and the plan’s own proxy voting policies/guidelines. Once guidelines are selected, proxies for the eligible fund will be voted on a pro-rata share basis in accordance with the guidelines that were selected. The Default Proxy Guidelines shall apply to the pro-rata shares for those who do not choose to elect an option from the Proxy Voting Choice menu.

SECTION 9. MUTUAL FUNDS

Proxies of registered management investment companies will be voted subject to any applicable investment restrictions of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

SECTION 10. OTHER SPECIAL SITUATIONS

Northern Trust may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Northern Trust must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, Northern Trust will not vote those proxies in the absence of an unusual, significant vote. Various accounts over which Northern Trust has proxy voting discretion participate in securities lending programs administered by Northern Trust or a third party. Because title to loaned securities passes to the borrower, Northern Trust will be unable to vote any security that is out on loan to a borrower on a proxy record date. If Northern Trust has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where Northern Trust believes the benefits of voting the security outweigh the costs of terminating the loan, consistent with the terms and conditions of Northern Trust’s procedures for recall of securities out on loan. In such instances, Northern Trust shall recall the shares on loan on a best efforts basis.

B-6

EXHIBIT A. PROXY GUIDELINES

Northern Trust’s Proxy Committee has responsibility for the adoption, content, interpretation and application of the Proxy Guidelines described in Section 2.

As of the of the effective date of these policies and procedures1 each of the Proxy Guidelines listed below have been either internally developed or reviewed, and adopted by the Proxy Committee.

Guideline Name	Strategy Approach	Guideline Description Link(s)[2]
Northern Trust Proxy Guidelines	Guidelines developed by Northern Trust’s Proxy Voting Committee under a fundamental precept of ensuring the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. The guidelines take into consideration common and best market practice standards in governance to promote total shareholder value and risk mitigation while applying a thoughtful and considered approach to environmental and social issues.	US and Non-US Securities

Socially Responsible Investor (SRI)	The SRI guidelines were developed by a third party to be consistent with the dual objectives of socially responsible shareholders—economic returns and good corporate governance, as well as ethical behavior of corporations and the social and environmental impact of the actions or companies in which they invest.	US Securities Non-US Securities

Taft-Hartley	Developed specifically for Taft-Hartley pension funds & investment managers, as well as AFL-CIO aligned accounts, the Taft-Hartley guidelines were developed by a third party based on the AFL-CIO. The guidelines are fully compliant with the fiduciary voting responsibilities of the Taft Hartley Labor Act.	US Securities Non-US Securities

Board Aligned	The Board-Aligned guidelines were developed by a third party for investors who generally prefer to vote in a manner that upholds foundational corporate governance principles, while generally following the board’s recommendation around environmental and social matters.	US Securities Non-US Securities

Climate

The Climate guidelines were developed by a third party to be consistent with widely recognized climate frameworks including the TCFD, GRI, and SASB standards. They are intended to balance the need for good disclosure on climate-related risks along with evaluation of a company’s preparedness to face and mitigate climate risks in a low carbon economy as well as alignment with global climate norms expectations (e.g. SFDR). On matters of corporate governance and executive compensation the Climate guidelines approach is based on principles of best practice and a focus on creating and preserving long-term economic value.

US Securities Non-US Securities

1

This is the effective date from which the Proxy Committee has last developed or reviewed, and adopted or re-affirmed the Proxy Guideline. Each Proxy Guideline has its own effective or last amended date.

2	These links are current as of the Effective Date of these policies and procedures and may be superseded by more current versions.

B-7

PROXY VOTING GUIDELINES

Effective Date March 2, 2026

i

ii

I. The Board of Directors

A. Voting on Director Nominees in Uncontested Elections

Northern Trust generally votes for director nominees in uncontested elections absent countervailing factors such as a lack of director independence (see below), chronic, unjustified absenteeism, concerns regarding the inattentiveness of the nominee, including the number of public company boards on which the nominee sits, and if the nominee sits on an audit, compensation or risk committee, concerns regarding the actions taken by such committees.

B. Director Independence

For any situations not already covered by a rule or regulation, Northern Trust will generally vote for shareholder proposals requesting that the board of a company be comprised of a majority of independent directors and will generally vote against shareholder proposals requesting that the board of a company be comprised of a supermajority of independent directors. Northern Trust generally votes for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively and withholds votes for the election of non-independent directors serving on an audit, compensation or nominating committee or board.

Northern Trust generally leaves the choice of chairman to the board’s discretion as Northern Trust’s support for proposals that principal committees consist exclusively of independent directors and that the board be comprised of a majority of independent directors provides sufficient checks and balances. However, Northern Trust will vote case by case on whether to support shareholder resolutions seeking the separation of chairman and CEO in circumstances where shareholder interests may be better served by having an independent chair. Such circumstances may include, during periods of organizational re-structuring, during periods of sustained under performance relative to peers, during a period of leadership transition, or where concerns arise as to the sufficiency of independence the board has from management.

Northern Trust generally supports the listing standards or local market practice on non-executive director independence. Northern Trust may apply a stricter standard for director independence at companies that exhibit poor governance practices. A non-executive director in these instances would not be considered independent if he or she:

•	Has been an employee of the company within the last five years;

•	Has, or has had within the last three years, a material business relationship with the company;

•	Is a company founder;

•	Represents a significant shareholder; or

•	Has close family ties with any of the company’s advisers, directors, or senior employees.

C. Director Attendance

Northern Trust will vote case by case on individual directors who attend fewer than 75 percent of board and board-committee meetings for two consecutive years.

D. Lead Independent Director

Northern Trust generally votes for shareholder proposals in support of the appointment of a lead independent director.

B-1

Northern Trust expects the role of the lead independent director to be set out within the board’s governance charter, with clearly defined powers that should include at minimum the ability to:

•	serve as a liaison between the company’s independent directors and the CEO;

•	lead the annual evaluation of the CEO’s performance and the annual evaluation of the independent board of directors;

•	be available for consultation and direct communication with major stockholders, if they so request;

•	approve meeting agendas for the board and the nature of information sent to the board;

•	call a special meeting of the board or a special executive session of the independent directors; and

•	add items to the agenda of any regular or special meeting of the board deemed necessary or advisable.

E. Overboarding Issues

Northern Trust generally votes against a director nominee if it is a CEO who sits on more than two public boards or a non-CEO who sits on more than four public boards.

F. Inclusivity

Companies benefit from having a wide range of perspectives and experiences on their boards and within senior management, including improved innovation and identification of business opportunities, effective leadership, productivity and connection with the workforce. Northern Trust believes that an effective board should be comprised of directors with a mix of skills and experience to ensure the Board has the necessary tools to perform its oversight function effectively; this includes a broad spectrum of experience and other attributes that are inclusive of the perspectives among a company’s shareholders, customers, and other critical stakeholders. To this end, we expect boards to provide sufficient disclosure on the range of skills, and experience that each director provides and how it aligns to effectively oversee the company’s business strategy. Northern Trust may vote against one or more incumbent directors of the nominating committee where we have concerns relating to the composition of the board, including where there is insufficient disclosure to adequately assess the mix of skills and experience.

In markets where there are regulatory expectations, listing standards, or minimum quotas with respect to board membership, Northern Trust will generally apply the same expectations.

G. Stock Ownership Requirements

Northern Trust generally votes against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

H. Board Evaluation and Refreshment

The board needs to ensure that it is positioned to change and evolve with the needs of the company. Boards should, on at least an annual basis, formally evaluate the CEO, the board as a whole, and individual directors. Evaluation of the board as a whole should consider the balance of skills, experience, independence, and knowledge of the company on the board relative to the company’s long-term strategic plan. Evaluation of the board should also consider the board’s composition, how the board works together as a unit, and other factors relevant to its effectiveness. Individual evaluation should aim to show whether each director continues to contribute effectively and to demonstrate commitment to the role.

B-2

We expect the board to disclose in its annual report or proxy statement how performance evaluation of the board, its committees and its individual directors has been conducted. Northern Trust may vote against the independent chair, lead independent director or presiding director in circumstances where the board appears to lack mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers.

Northern Trust does not consider mandatory retirement age caps or term limits to be appropriate in circumstances where shareholder interests may be better served by a longer-serving non-executive director remaining on the board. For example during periods of organizational re-structuring or CEO/Chairman transition where constructive challenge from a longer serving non-executive director may be beneficial in the context of overall board composition and experience.

Northern Trust will generally vote against shareholder proposals to impose age and term limits unless the company is found to have poor board refreshment and director succession practices. Northern Trust will scrutinize boards that have a preponderance of non-executive directors with excessive long-tenures to ensure that new perspectives are being added to the board and that the board remains sufficiently independent from management.

I. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case by case basis. Northern Trust generally votes for proposals providing indemnification protection to officers and directors, and for proposals limiting the liability of officers and directors for monetary damages, provided such proposals do not appear to conflict with applicable law and cover only future actions.

II. Proxy Contests

A. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case by case basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;

•	Stock ownership positions; and

•	Environmental, Social and Governance (ESG) performance.

B. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case by case basis. Northern Trust will generally support such proposals in cases where (i) Northern Trust votes in favor the dissidents, and (ii) the proposal is voted on the same proxy as the dissident slate and, as such, is specifically related to the contested proxy at issue.

Northern Trust generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

B-3

III. Auditors

A. Ratifying Auditors

Northern Trust generally votes for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Northern Trust generally vote against auditor ratification and incumbent members of the Audit Committee if non-audit fees are excessive in relation to audit-related fees without adequate explanation.

Northern Trust generally votes against shareholder proposals that seek to restrict management’s ability to utilize selected auditors, subject to the qualifications set forth above.

IV. Proxy Contest Defenses

A. Board Structure: Staggered vs. Annual Elections

Northern Trust generally votes against proposals to classify the board and for proposals to repeal classified boards and to elect all directors annually.

B. Shareholder Ability to Remove Directors

Northern Trust generally votes for proposals that provide that directors may be removed only for cause.

Northern Trust generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

C. Cumulative Voting

Northern Trust generally votes against proposals to eliminate cumulative voting, unless such proposals are intended to effectuate a majority voting policy.

Northern Trust generally votes for proposals to institute cumulative voting, unless the company has previously adopted a majority voting policy, or a majority voting shareholder proposal, consistent with Northern Trust’s majority voting guidelines, is on the ballot at the same time as the cumulative voting proposal, in which case Northern Trust generally votes against such cumulative voting proposals.

D. Majority Voting

In analyzing shareholder proposals calling for directors in uncontested elections to be elected by an affirmative majority of votes cast, Northern Trust focuses on whether or not the company has adopted a written majority voting (or majority withhold) policy that provides for a meaningful alternative to affirmative majority voting.

In cases where companies have not adopted a written majority voting (or majority withhold) policy, Northern Trust generally votes for shareholder majority voting proposals.

In cases where companies have adopted a written majority voting (or majority withhold) policy, Northern Trust generally votes against shareholder majority voting proposals, provided that the policy is set forth in the company’s annual proxy statement and either:

•	Requires nominees who receive majority withhold votes to tender their resignation to the board;

•	Sets forth a clear and reasonable timetable for decision-making regarding the nominee’s status; and

B-4

•

Does not contain any specific infirmities that would render it an ineffective alternative to an affirmative majority voting standard or otherwise provides a meaningful alternative to affirmative majority voting.

In determining the adequacy of a company’s majority voting (or majority withhold) policy, Northern Trust may also consider, without limitation, any factors set forth in the policy that are to be taken into account by the board in considering a nominee’s resignation and the range of actions open to the board in responding to the resignation (e.g., acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.).

E. Shareholder Ability to Call Special Meetings

Northern Trust generally votes for proposals to restrict or prohibit shareholder ability to call special meetings, but may vote against such proposals and in favor of shareholder proposals to allow shareholders to call special meetings, taking into consideration the minimum ownership requirement called for in the resolution, existing shareholder rights mechanisms (e.g., proxy access, right to act by written consent, dual-class stock provisions and voting rights, quorum requirements on certain provisions, ability to amend bylaw and charter agreements, etc.), and the company’s overall record of responsiveness to shareholder concerns.

F. Shareholder Ability to Act by Written Consent

Northern Trust generally votes against shareholder proposals allowing shareholders to take action by written consent. Northern Trust will review on a case by case basis management proposals allowing shareholders to take action by written consent.

G. Shareholder Ability to Alter the Size of the Board

Northern Trust generally votes against proposals limiting management’s ability to alter the size of the board.

H. Failure to Sunset Problematic Governance Structures

Northern Trust believes that certain governance structures are better aligned with shareholders long-term interests. As such, we evaluate whether companies maintain features such as a classified board, supermajority vote requirements to amend governing documents, and other provisions which limit shareholder rights. Northern Trust expects the company to develop and implement a sunset provision where there is no discernable benefit to maintaining such structures. If no sunset provision is disclosed, Northern Trust may vote against the relevant committee member.

V. Tender Offer Defenses

A. Poison Pills

Northern Trust generally votes for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Northern Trust will review on a case by case basis management proposals to ratify a poison pill.

B. Fair Price Provisions

Northern Trust will review votes on a case by case on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

Northern Trust generally votes for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

B-5

C. Greenmail

Northern Trust generally votes for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Northern Trust votes anti-greenmail proposals on a case by case basis when they are bundled with other charter or bylaw amendments.

D. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Northern Trust generally votes against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Northern Trust generally votes for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

E. Supermajority Shareholder Vote Requirement to Approve Mergers

Northern Trust generally votes against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations, while taking into account ownership structure, quorum requirements, and vote requirements.

Northern Trust generally votes for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations, while taking into account ownership structure, quorum requirements, and vote requirements.

VI. Miscellaneous Governance Provisions

A. Confidential Voting

Northern Trust generally votes for proposals requiring confidential voting and independent vote tabulators.

B. Bundled Proposals

Northern Trust votes on a case by case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

C. Shareholder Advisory Committees

Northern Trust votes on a case by case basis, proposals to establish a shareholder advisory committee.

D. Board of Directors Failure to Respond to Certain Majority Approved Shareholder Proposals

Northern Trust votes on a case by case basis on whether to withhold votes from certain directors in the event the board of directors has failed to adequately respond to a majority approved shareholder proposal. Northern Trust will generally not withhold votes from directors in cases where Northern Trust previously voted against the majority approved shareholder proposal. In cases where Northern Trust previously voted in favor of the majority approved shareholder proposal, it will first determine whether it is appropriate under the circumstances to withhold votes from any directors, and if it determines that such action is appropriate it will then determine the director or directors from which votes should be withheld. Factors that will be taken into consideration include

B-6

the documented response of the board, if any, concerning its action or inaction relating to the relevant shareholder proposal, whether particular board members served on a committee that was responsible for determining a response to the shareholder proposal, the importance of retaining particular directors or groups of directors to protect shareholder value, and such other factors as Northern Trust may deem appropriate.

E. Board of Directors Failure to Adequately Respond to Rejected Board Compensation Proposals

Northern Trust votes on a case by case basis on whether to withhold votes from certain directors in the event the board of directors has not adequately responded to situations in which board proposals for approval of executive compensation have failed to receive majority shareholder approval.

F. Compensation Committee Failure to Adequately Address Pay for Performance

Northern Trust votes on a case by case basis on whether to withhold votes from the certain directors of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers.

G. Leadership and Governance Failures

Northern Trust votes on a case by case basis on whether to withhold from certain directors due to material failures of governance, stewardship, risk oversight or fiduciary responsibilities at the company.

H. Succession Policies

Northern Trust generally votes for proposals seeking disclosure on a CEO succession planning policy, considering the scope of the request and the company’s existing disclosure on its current CEO succession planning process.

I. Proxy Access

Northern Trust votes on a case by case basis on proxy access proposals. Northern Trust will consider a number of factors, including the company’s performance, the performance of the company’s board, the ownership thresholds and holding duration contained in the resolution and the proportion of directors that shareholders may nominate each year.

J. Other Business

Northern Trust opposes other business proposals where shareholders do not have the opportunity to review and understand the details of the proposal.

VII. Capital Structure

A. Common Stock Authorization

Northern Trust votes on a case by case basis, proposals to increase the number of shares of common stock authorized for issue.

B. Stock Distributions: Splits and Dividends

Northern Trust generally allows for management discretion on matters related to stock distributions, such as stock splits and stock dividends.

B-7

C. Unequal Voting Rights

Northern Trust believes that voting rights should align with the shareholders’ economic interests in the company. As such, Northern Trust will generally vote against multi class exchange offers and multi class recapitalizations. If a company has a pre-existing multi class voting structure with superior voting rights, Northern Trust expects the company to develop and implement a sunset provision. If no sunset provision is disclosed, Northern Trust may vote against the relevant committee member.

D. Reverse Stock Splits

Northern Trust generally votes for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

E. Blank Check Preferred Authorization

Absent special circumstances (e.g., actions taken in the context of a hostile takeover attempt) indicating an abusive purpose, Northern Trust generally votes against proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights, stock unless the voting, conversion, dividend and distribution, and other rights are specified and the voting rights are limited to one vote per share.

F. Shareholder Proposals Regarding Blank Check Preferred Stock

Northern Trust generally votes for shareholder proposals requiring blank check preferred stock placements to be submitted for shareholder ratification unless the shares are to be issued for the purpose of raising capital or making acquisitions.

G. Adjust Par Value of Common Stock

Northern Trust generally votes for management proposals to reduce the par value of common stock, while taking into account accompanying corporate governance concerns.

H. Preemptive Rights

Northern Trust reviews on a case by case basis, proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base. We generally oppose preemptive rights for publicly-held companies with a broad stockholder base.

I. Debt Restructurings

Northern Trust reviews on a case by case basis, proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

•	Dilution — How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control — Will the transaction result in a change in control of the company?

•	Bankruptcy — Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

B-8

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

J. Share Repurchase Programs

Northern Trust generally votes for management proposals to institute share repurchase plans if the proposal is aligned with long-term shareholder interests. We generally support repurchase programs that allow all shareholders to participate on equal terms, provide a clear board rationale, ensure transparency, and are in line with market normative practices.

VIII. Executive and Director Compensation

A. Equity-Based and Other Incentive Plans

Northern Trust believes that equity-based awards should align the economic interests of management, directors and employees with those of shareholders and it determines voting decisions based on relevant material facts and circumstances, including the total estimate of the company’s equity plan relative to its peers. Northern Trust will generally oppose new plans, or amendments to an existing plan, where:

•	The company’s three year average burn rate significantly exceeds that of its peers.

•	The share issuance would be excessively dilutive;

•	The company has repriced underwater stock options during the past three years;

•	The plan or amendment allows for repricing of underwater options without shareholder approval;

•	The plan contains an evergreen feature that allows for automatic share replenishment without shareholder approval;

•	The plan allows broad discretion to accelerate vesting; and/or

•	The exercise price is less than 100% of fair market value at the time of grant

B. OBRA-Related Compensation Proposals

Northern Trust generally votes for the approval and amendment of plans for the purposes of complying with the provisions of Section 162(m) of OBRA.

C. Proposals Concerning Executive and Director Pay

Northern Trust will review, on a case by case basis, shareholder advisory votes concerning the compensation of named executive officers. At a global level, Northern Trust generally believes that strong remuneration programs should have the following:

•	Robust alignment between pay awarded to executives and long-term company performance

•	Clear link between performance metrics and the company’s stated strategy

•	Strong emphasis on at-risk pay awarded over the long term

•	Clear, comprehensible disclosure of all pay mechanisms and practices

•	High level of responsiveness to shareholder concerns

Special attention may be given to exceptional remuneration arrangements that deviate from a company’s normal practices. Northern Trust encourages boards to implement clear clawback and malus provisions to recover or withhold pay in cases of misconduct, material misstatement, risk management failures, or reputational harm.

B-9

Northern Trust may utilize company disclosures, outside research, and a proprietary internal framework to arrive at a final decision. Consideration is given to global principles as well as other factors such as profitability, company size, overall pay of the top executive, prevailing market practices, and peer pay and performance trends.

Northern Trust generally supports an annual frequency of advisory votes on executive compensation unless the company provides a compelling rationale or unique circumstances.

Northern Trust generally votes on a case by case basis all other shareholder proposals that seek additional disclosure of executive and director pay information, or on proposals that seek to limit executive and director pay.

D. Golden Parachutes

Northern Trust votes on a case by case basis on shareholder advisory votes concerning the severance packages of named executive officers, taking into account the features of the package and the accompanying restructuring proposal. Northern Trust may vote against in situations where:

•	The resulting payout is deemed excessive or unreasonable

•	Payments are triggered solely by the occurrence of a change in control (i.e., a “single trigger”)

•	Excise tax gross ups are likely to be paid

Northern Trust generally votes for shareholder proposals to have golden parachutes submitted for shareholder approval if a company’s existing severance agreement contains any of the aforementioned problematic features.

E. Employee Stock Ownership Plans (ESOPs) and Other Broad-Based Employee Stock Plans

Northern Trust generally votes for proposals to approve an ESOP or other broad-based employee stock purchase or ownership plan, or to increase authorized shares for such existing plans, except in cases when the number of shares allocated to such plans is “excessive” (i.e., generally greater than ten percent (10%) of outstanding shares).

F. 401(k) Employee Benefit Plans

Northern Trust generally votes for proposals to implement a 401(k) savings plan for employees.

IX. State of Incorporation

A. Voting on State Takeover Statutes

Northern Trust votes on a case by case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation are examined on a case by case basis.

B-10

X. Mergers and Corporate Restructurings

A. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case by case basis, taking into account at least the following:

•	Anticipated financial and operating benefits;

•	Offer price (cost vs. premium);

•	Prospects of the combined companies;

•	How the deal was negotiated; and

•	ESG governance and their impact.

Northern Trust generally votes on a case by case basis in cases where, in connection with a merger or acquisition seeking shareholder approval, a separate shareholder vote is required to approve any agreements or understandings regarding compensation disclosed pursuant to Item 402(t) of Regulation S-K (golden parachute arrangements).

B. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case by case basis.

C. Spin-offs

Votes on spin-offs are considered on a case by case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. Asset Sales

Votes on asset sales are made on a case by case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Votes on liquidations are made on a case by case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights

Northern Trust generally votes for proposals to restore, or provide shareholders with, rights of appraisal.

G. Changing Corporate Name

Northern Trust generally votes for changing the corporate name.

H. Adjourn Meeting

Northern Trust generally supports adjournment proposals that accompany mergers proposals also being supported. Otherwise, Northern Trust will vote against such proposals.

B-11

XI. Mutual Funds

A. Election of Trustees

Votes on trustee nominees are evaluated on a case by case basis.

B. Investment Advisory Agreement

Votes on investment advisory agreements are evaluated on a case by case basis.

C. Fundamental Investment Restrictions

Votes on amendments to a fund’s fundamental investment restrictions are evaluated on a case by case basis.

D. Distribution Agreements

Votes on distribution agreements are evaluated on a case by case basis.

XII. Environmental and Social Issues

A. Environment

Northern Trust upholds environmental stewardship and recognizes that we all are stakeholders in the future of our global environment. Environmental factors increasingly represent significant operational risks and costs to business. At Northern Trust, our primary objective as an asset manager is to create long-term value for our clients. As a major global investor, Northern Trust has interest in how shareholder value is affected by a company’s management and impact on the natural and social environment and recognizes that a well-developed environmental and social management system can enhance shareholder value in the long-term. We generally encourage reporting that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance.

Northern Trust reviews, on a case by case basis, proposals requesting increased disclosure regarding the environmental impact of a company’s operations and products and initiatives to curtail these risks, considering whether sufficient information has been disclosed to shareholders or is otherwise publicly available.

Northern Trust reviews, on a case by case basis, proposals requesting the issuance of corporate sustainability reports, as well as disclosure, where relevant, concerning the emission of greenhouse gasses and the use of fracturing in connection with the extraction of natural gasses.

Northern Trust reviews, on a case by case basis, proposals seeking information on the financial, physical, or regulatory risks a company faces related to climate change – on its operations and investments, or on how the company identifies, measures, and manages such risks.

Northern Trust review, on a case by case basis, proposals requesting the adoption of GHG reduction goals from products and operations.

Northern Trust generally votes for proposals requesting the issuance of reports by a company detailing its energy efficiency plans.

B-12

B. Equal Employment Opportunity

Northern Trust generally votes for proposals advocating for an inclusive working environment and the elimination of workplace discrimination.

Northern Trust generally votes for proposals requesting that a company take reasonable steps to ensure the pool of candidates from which board nominees are chosen or sought as part of routine board searches the company undertakes, contain a broad range of experience and background.

Northern Trust reviews, on a case by case basis, on proposals requesting the issuance of impact reports.

C. Consumer and Product Safety

Northern Trust reviews, on a case by case basis, proposals that request a report or assessment of the safety of a company’s operations and a company’s products and services and efforts to promote their safe use.

Northern Trust reviews, on a case by case basis, proposals requesting increased disclosure of a company’s policies and procedures for managing and mitigating risks related to artificial intelligence, cyber security, and data privacy.

D. Supply Chain Management

Northern Trust reviews, on a case by case basis, proposals requesting increased disclosure on a company’s supply chain policies and processes and its management of related risks.

E. Animal Welfare

Northern Trust reviews, on a case by case basis, proposals requesting increased disclosure or reporting regarding animal treatment issues that may impact a company’s operations and products, especially in relation to food production, unless sufficient information on that topic has already been disclosed to shareholders or is otherwise publicly available.

F. Political and Charitable Contributions

Northern Trust will reviews, on a case by case basis, proposals to publish a company’s political or lobbying contributions, taking into consideration recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending.

Northern Trust generally votes against shareholder proposals to eliminate, direct, or otherwise restrict charitable contributions.

G. Other Miscellaneous

In other social and environmental issues, Northern Trust generally supports the position of a company’s board of directors when voting on shareholder initiated social and environmental proposals. Although Northern Trust acknowledges that the economic and social considerations underlying such proposals are often closely intertwined, we believe that in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

B-13

NORTHERN INSTITUTIONAL FUNDS

(THE “TRUST”)

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2026

TREASURY PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES (SWSXX)

TREASURY INSTRUMENTS PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES (SWIXX)

U.S. GOVERNMENT SELECT PORTFOLIO

SIEBERT WILLIAMS SHANK SHARES (WCGXX)

This Statement of Additional Information dated April 1, 2026 (the “SAI”) is not a prospectus. This SAI should be read in conjunction with the Prospectus dated April 1, 2026, as amended or supplemented from time to time, for Siebert Williams Shank Shares of the Treasury Portfolio, Treasury Instruments Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”) of Northern Institutional Funds (the “Prospectus”). Copies of the Prospectus may be obtained without charge by calling 800-637-1380 (toll-free). Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

The audited financial statements for the Portfolios and related report of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the Portfolios’ Form N-CSR for the fiscal year ended November 30, 2025, are incorporated herein by reference. No other part of the Portfolios’ Form N-CSR filing is incorporated by reference herein. Copies of the annual report and the Portfolios’ financial statements may be obtained upon request and without charge by calling 800-637-1380 (toll-free).

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

You could lose money by investing in the Portfolios. Although each of the Portfolios seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, Siebert Williams Shank & Co., LLC or its affiliates, or The Northern Trust Company (“TNTC”), its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor is not required to reimburse the Portfolios for losses, and you should not expect that the sponsor will provide financial support to the Portfolios at any time, including during periods of market stress.

2

ADDITIONAL INVESTMENT INFORMATION

CLASSIFICATION AND HISTORY

Northern Institutional Funds (the “Trust”) is an open-end management investment company. Each Portfolio is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Portfolio is a series of the Trust that was formed as a Delaware statutory trust on July 1, 1997 under an Agreement and Declaration of Trust as amended from time to time (the “Trust Agreement”). The Trust is the result of a reorganization of a Massachusetts business trust formerly known as The Benchmark Funds on March 31, 1998. The Trust’s name was changed from The Benchmark Funds to Northern Institutional Funds on July 15, 1998. The Trust also offers other additional money market portfolios, which are not described in this SAI.

INVESTMENT OBJECTIVES AND STRATEGIES

The following supplements the investment objectives, strategies and risks of the Portfolios as set forth in the Prospectus. The investment objectives of the Treasury Portfolio and U.S. Government Portfolio may not be changed without shareholder approval. The investment objective of the Treasury Instruments Portfolio may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Except as expressly noted below, each Portfolio’s investment strategies may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectus, each Portfolio may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser,” and collectively with TNTC, “Northern Trust”) to be substantially similar to those of any other investment otherwise permitted by a Portfolio’s investment strategies. A Portfolio might not invest in all of the types of instruments or use all of the strategies or techniques discussed below at any one time.

The Treasury Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in: cash; short-term bills, notes, including floating rate notes, and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); and repurchase agreements that are collateralized fully by cash or Treasury Obligations. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations and repurchase agreements collateralized solely by Treasury Obligations.

The Treasury Instruments Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in: cash; short-term bills, notes, including floating rate notes, and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”). The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.

The U.S. Government Select Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, or sponsored enterprises, and repurchase agreements that are fully collateralized by cash or government securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

•	U.S. Treasury bills;
•	U.S. Treasury notes;
•	U.S. Treasury STRIPS;
•	securities issued by the Federal Home Loan Bank (FHLB);

3

•	securities issued by the Federal Farm Credit Bank (FFCB); and
•	securities issued by the Tennessee Valley Authority.

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders of the Treasury Portfolio and the Treasury Instruments Portfolio will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in a Portfolio’s policy stated in the Prospectus to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations and, with respect to the Treasury Portfolio only, repurchase agreements collateralized solely by Treasury Obligations. For these purposes, “net assets” include the amount of any borrowings for investment purposes and the amount of “net assets” is measured at the time of purchase.

To the extent required by SEC regulations, shareholders of the U.S. Government Select Portfolio will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Portfolio’s policy stated in the Prospectus to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities. For these purposes, “net assets” include the amount of any borrowings for investment purposes and the amount of “net assets” is measured at the time of purchase.

Generally, the policies and restrictions discussed in this SAI and in a Portfolio’s prospectus(es) apply when the Portfolio makes an investment. In most cases, if a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of portfolio investments in proportion to the size of the Portfolio will not be considered a violation of the restriction or limitation and the Portfolio will not be required to sell the investment, with the exception of the Fund’s limitations on borrowing as described herein or unless otherwise noted herein.

RULE 2A-7 REQUIREMENTS. Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. As a “government money market fund” under Rule 2a-7, each Portfolio (1) uses the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, (2) is not required to impose a liquidity fee on fund redemptions that might apply to other types of money market funds, and (3) invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). Investments in other government money market funds are included within each Portfolio’s 99.5% policy.

The securities purchased by the Portfolios are subject to the maturity, quality, liquidity, diversification, and other requirements of Rule 2a-7. The discussion of investments in this SAI is qualified by Rule 2a-7 limitations.

Rule 2a-7 requires that each Portfolio limit its investments to U.S. dollar-denominated instruments that at the time of acquisition (i) present minimal credit risks, as determined by the Investment Adviser, pursuant to guidelines approved by the Portfolio’s Board; (ii) are issued by other investment companies that are money market funds; or (iii) are U.S. government securities. Securities in which the Portfolios may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value. The Rule also requires that each Portfolio maintain a dollar weighted portfolio maturity appropriate to its investment objective, provided, however, that the Portfolio (i) maintain a dollar-weighted average portfolio maturity of not more than 60 days (as calculated pursuant to Rule 2a-7); (ii) maintain a dollar-weighted average portfolio maturity without regard to maturity shortening provisions regarding interest rate readjustments applicable to variable and floating rate securities (also known as dollar-weighted average portfolio life) of 120 days or less and (iii) may not purchase any instrument with remaining maturity of more than 397 calendar days (as calculated pursuant to Rule 2a-7).

4

Each Portfolio is required to comply with SEC requirements with respect to the liquidity of the Portfolio’s investments. Each Portfolio may not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 25% of its total assets would be invested in daily liquid assets. Each Portfolio may not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 50% of its total assets would be invested in weekly liquid assets. For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets include: cash; direct obligations of the U.S. government; securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; and amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets include: cash; direct obligations of the U.S. government; certain U.S. government agency discount notes without provision for the payment of interest with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. To the extent consistent with their investment objectives and strategies, each Portfolio may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables, municipal securities or other financial assets. The investment characteristics of asset-backed securities differ from those of traditional fixed-income securities. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security normally is subject to both call risk and extension risk, and an asset-backed security’s stated maturity may be shortened. In addition, the security’s total return may be difficult to predict precisely. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities.

If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity.

Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating a Portfolio’s average weighted maturity, the maturity of asset-backed securities will be based on estimates of average life. Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by certain Portfolios may include collateralized mortgage obligations (“CMOs”). CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways, and normally are considered derivative securities. In some cases, CMOs may be highly leveraged and very speculative. The Portfolios will not purchase “residual” CMO interests, which normally exhibit greater price volatility.

There are a number of important differences among the agencies, instrumentalities and sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”)

5

include Ginnie Mae Mortgage Pass-Through Certificates, which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and backed by the full faith and credit of the United States (“U.S.”), which means that the U.S. government guarantees that the interest and principal will be paid when due. Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department (the “U.S. Treasury”) to make payments under its guarantee.

Mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae Guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S., except as described below, but are supported by the right of the issuer to borrow from the U.S. Treasury. Fannie Mae is a stockholder-owned corporation chartered under an Act of the U.S. Congress. Fannie Mae certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the U.S, created pursuant to an Act of Congress. Freddie Mac certificates are not guaranteed by the U.S or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S or of any Federal Home Loan Bank. Freddie Mac certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal after default.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of Fannie Mae and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress with regard to such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of government guaranteed mortgage-backed securities and the Portfolios’ liquidity and value.

There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. A Portfolio may purchase U.S. government securities that are not backed by the full faith and credit of the U.S, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).

Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers. Under the conservatorship, the management of Freddie Mac and Fannie Mae was replaced. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae, which established the U.S. Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the U.S. Treasury to Freddie Mac and Fannie Mae.

The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things): the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator; the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred

6

stock investment made by the U.S. Treasury; market responses to developments at Freddie Mac and Fannie Mae; and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the Portfolios.

Under the FHFA’s “Single Security Initiative,” Fannie Mae and Freddie Mac have entered into a joint initiative to develop a common securitization platform for the issuance of Uniform Mortgage-Backed Securities (“UMBS”), which would generally align the characteristics of Fannie Mae and Freddie Mac participation certificates. In June 2019 Fannie Mae and Freddie Mac began issuing UMBS in place of their current offerings of “to be announced”-eligible mortgage-backed securities. The long term effects of the issuance of UMBS on the market for mortgage-backed securities is uncertain.

Mortgage-and asset-backed securities are also subject to the risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Any economic downturn could increase the risk that such assets underlying asset-backed securities purchased by the Portfolios will also suffer greater levels of default than were historically experienced.

In addition, privately issued mortgage-backed securities (as well as other types of asset-backed securities) do not have the backing of any U.S. government agency, instrumentality or sponsored enterprise. The seller or servicer of the underlying mortgage obligations generally will make representations and warranties to certificate-holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation may constitute the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer. To provide additional investor protection, some mortgage-backed securities may have various types of credit enhancements, reserve funds, subordination provisions or other features. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Asset-backed securities acquired by the Portfolios may also include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”) and other similarly structured securities.

A CBO is a trust or other special purpose entity (“SPE”) that is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Investments in CLOs organized outside of the U.S. may not be deemed to be foreign securities if a CLO is collateralized by a pool of loans, a substantial portion of which are U.S. loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and

7

may fail to protect a Portfolio against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Portfolio.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid investments. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly or default.

BORROWINGS. Each Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments in an effort to increase the Portfolios’ investment returns. Reverse repurchase agreements may be considered to be a type of borrowing.

When the Portfolios invest borrowing proceeds in other securities, the Portfolios will be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in the Portfolios more volatile and increases the Portfolios’ overall investment exposure. In addition, if a Portfolio’s return on its investment of the borrowing proceeds does not equal or exceed the interest that the Portfolio is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the Portfolio’s return.

The Portfolios may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to their borrowing obligations. This could adversely affect a Portfolio’s strategy and result in lower Portfolio returns. Interest on any borrowings will be a Portfolio expense and will reduce the value of the Portfolios’ shares. The Portfolios may borrow on a secured or on an unsecured basis. If a Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. During the term of the borrowing, the Portfolios will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, a Portfolio may be unable to sell the collateral at a time when it would be advantageous to do so, which could adversely affect the Portfolio’s strategy and result in lower returns. The Portfolios would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the Portfolios. In the event of a default by the lender, there may be delays, costs and risks of loss involved in a Portfolio exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.

8

CHANGING INTEREST RATES. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. During periods when interest rates are low (or negative), a Portfolio’s yield (or total return) may also be low and fall below zero and a Portfolio may be unable to pay dividends to shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and increased redemptions, and may detract from a Portfolio’s performance to the extent the Portfolio is exposed to such interest rates and/or volatility. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with negative value intended to help create self-sustaining growth in the local economy. To the extent a Portfolio holds a negative-yielding debt instrument or has a bank deposit with a negative interest rate, the Portfolio would generate a negative return on that investment. Maintaining cash positions may also subject a Portfolio to increased credit risk exposure to the Portfolio’s custodian bank. In a low or negative interest rate environment, investors may seek to reallocate their investment to other income-producing assets. This could cause the price of higher-yielding instruments to rise, could further reduce the value of instruments with a negative yield, and may limit a Portfolio’s ability to locate fixed income instruments containing the desired risk/return profile.

A low or negative interest rate environment could impact a Portfolio’s ability to maintain a stable $1.00 share price. During a negative interest rate environment, which causes a Portfolio to have a negative gross yield, a Portfolio may reduce the number of shares outstanding on a pro rata basis through share cancellation, such as reverse distribution mechanisms or other mechanisms to seek to maintain a stable $1.00 price per share, subject to Board approval and to the extent permissible by applicable law and the Portfolio’s organizational documents. A Portfolio that implements share cancellation would continue to maintain a stable $1.00 share price by use of the amortized cost method of valuation and/or penny rounding method but the value of an investor’s investment would decline if the Portfolio reduced the number of shares held by the investor. After a cancellation of shares, the basis of cancelled shares would be added to the basis of shareholders’ remaining Portfolio shares, and any shareholders disposing of shares at that time may recognize a capital loss unless the “wash sale” rules apply. Dividends, including dividends reinvested in additional shares of a Portfolio, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced through share cancellation. Due to a lack of guidance regarding share cancellation, however, the tax consequences of such cancellation of shares to a Portfolio and its shareholders is unclear and may differ from that just described.

Alternatively, a Portfolio may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating NAV per share rounded to four decimal places by using available market quotations or equivalents. If a Portfolio were to float its NAV, it would no longer maintain a stable $1.00 share price and instead have a share price that fluctuates. An investor in a Portfolio that floats its NAV would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them.

COMMERCIAL PAPER, BANKERS’ ACCEPTANCES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANK NOTES. To the extent consistent with their respective investment objectives and strategies, the Portfolios may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank

9

notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.

Commercial paper is generally unsecured and usually discounted from its value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is also susceptible to changes in the issuer’s financial condition or credit quality. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity. Commercial paper purchased by certain Portfolios may include asset-backed commercial paper. Asset-backed commercial paper is issued by a SPE that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Since certain Portfolios may hold investments in non-U.S. bank obligations, an investment in the Portfolios involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations held by the Portfolios, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or fixed time deposits that might affect adversely such payment on such obligations held by the Portfolios. Additionally, there may be less public information available about non-U.S. entities. Non-U.S. issuers may be subject to less governmental regulation and supervision than U.S. issuers. Non-U.S. issuers also generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See also “Foreign Investments—General.”

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. To the extent consistent with its investment objective and strategies, the Treasury Portfolio may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, such as TIGRs (Treasury Income Growth Receipts) and CATS (Certificates of Accrual on Treasury Securities). The stripped coupons are sold separately from the underlying principal, which usually is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities, which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. Custodial receipts may not be considered obligations of the U.S. government or other issuer of the security held by the custodian for purposes of the securities laws. If for tax purposes a Portfolio is not considered to be the owner of the securities held in the underlying trust or custodial account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts, the Portfolio will bear its proportionate share of the fees or expenses charged to the custodial account.

DEMAND FEATURES AND GUARANTEES. To the extent consistent with their respective investment objectives and strategies, the Portfolios may invest a significant percentage of their assets in securities that have

10

demand features, guarantees or similar credit and liquidity enhancements. A demand feature permits the holder of the security to sell the security within a specified period of time at a stated exercise price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest. A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security. Demand features and guarantees can effectively:

•	shorten the maturity of a variable or floating rate security;
•	enhance the security’s credit quality; and
•	enhance the ability to sell the security.

The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature. When the Portfolios purchase securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the security to pay for the underlying securities at the time the demand is exercised, non-marketability of the security and differences between the maturity of the underlying security and the maturity of the demand security. Because the Portfolios invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolios.

FOREIGN INVESTMENTS. To the extent consistent with its investment objective and strategies, each Portfolio may invest in U.S. dollar-denominated foreign securities, including bonds and other fixed income securities of foreign issuers, and may also agree to enter into repurchase agreement transactions with foreign financial institutions. Foreign fixed-income securities may include eurodollar convertible securities, which are fixed-income securities that are issued in U.S. dollars outside the U.S and are convertible into or exchangeable for equity securities of the same or a different issuer. These obligations may be issued by supranational entities, including international organizations (such as the International Bank for Reconstruction and Development (also known as the World Bank)) designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the U.S on foreign exchanges or foreign over-the-counter markets. Market risk involves the possibility that security prices will decline over short or even extended periods. The markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Portfolio to the extent that it invests in foreign securities. The holdings of the Portfolios, to the extent that they invest in fixed-income securities, will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.

There are other risks and costs involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political, financial, social and economic developments in foreign countries (including, for example, military confrontations, war and terrorism), the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies

11

available in the U.S. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.

The energy, materials and agriculture sectors may account for a large portion of a foreign country’s exports. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on a country’s economy. Commodity prices may be influenced or characterized by unpredictable factors, including where applicable, high volatility, changes in supply and demand relationships, weather, agriculture, trade, pestilence, changes in interest rates and monetary and other governmental policies, action and inaction. Securities of companies held by a Portfolio that are dependent on a single commodity, or are concentrated in a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.

Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences.

Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

To the extent consistent with their investment objectives and strategies, certain Portfolios may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by U.S. entities or citizens.

Dividends and interest payable on a Portfolio’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See “Taxes.”

The Portfolios’ income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which they invest, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “Taxes.”

Foreign securities are generally held outside the U.S. in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, appointed by a Portfolio’s custodian, as permitted under the 1940 Act (“foreign sub-custodians”). Settlement practices for foreign securities may differ from those in the U.S. Some foreign sub-custodians may be recently organized or new to the foreign custody business. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Portfolios. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a foreign sub-custodian enters bankruptcy.

Under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Portfolios may be required to make payment for securities before the Portfolios have actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Portfolios will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market

12

entitling the Portfolios to deliver payment at a future date, but there is a risk that the security will not be delivered to the Portfolios or that payment will not be received, although the Portfolios and their foreign sub-custodians take reasonable precautions to mitigate this risk.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Portfolio remains uninvested and no return is earned on such assets. The inability of a Portfolio to make intended security purchases or sales due to settlement problems could result in missed attractive investment opportunities, losses to the Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the securities, possible liability to the purchaser. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Portfolio to buy or sell foreign portfolio securities at a desirable time or price, which could result in investment losses. A Portfolio may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets.

If a Portfolio is forced to sell securities to meet redemption requests or other cash needs, or in the case of an event affecting liquidity in a particular market or markets, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed-delivery) basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions normally are negotiated directly with the other party. In addition, recently implemented rule amendments of the Financial Industry Regulatory Authority included mandatory margin requirements that require a Portfolio to post collateral in connection with its To Be Announced (“TBA”) transactions. There is no similar requirement applicable to a Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to a Portfolio and impose added operational complexity.

A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. A Portfolio may realize a capital gain or loss in connection with these transactions.

ILLIQUID OR RESTRICTED INVESTMENTS. The Portfolios may invest up to 5% of their total assets in illiquid securities, as such term is defined in Rule 2a-7 under the 1940 Act. An illiquid investment is an investment that a Portfolio reasonably expects cannot be sold or disposed of in the ordinary course of business within 7 calendar days at approximately the value ascribed to it by the Portfolio.

Each Portfolio may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), including restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act. The Investment Adviser will consider whether restricted securities are liquid or illiquid, taking into account relevant market trading and investment-specific considerations consistent with

13

applicable SEC guidance. Investing in Rule 144A securities could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these investments. To the extent an investment held by a Portfolio is deemed to be an illiquid security, the Portfolio will be exposed to greater liquidity risk.

INFLATION-INDEXED SECURITIES. To the extent consistent with its investment objective and strategies, each Portfolio may invest in inflation-indexed securities, which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common: the U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the security; most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. If a Portfolio purchases inflation-indexed securities on the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. A Portfolio also may invest in other inflation-related bonds, that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-advantaged accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income. Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an

14

investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds. The Portfolios, however, distribute income on a monthly basis. Portfolio investors will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the Portfolio.

INSURANCE FUNDING AGREEMENTS. To the extent consistent with their investment objectives and strategies, the Portfolios may invest in insurance funding agreements (“IFAs”). An IFA is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the contract is paid from the company’s general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Portfolio’s limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent. This means that it may be difficult to sell an IFA at an appropriate price or that these investments may be considered illiquid.

INVESTMENT COMPANIES. To the extent consistent with their investment objectives and strategies, the Portfolios may invest in the securities of other affiliated and unaffiliated investment companies. Investments by a Portfolio in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act except as permitted by an SEC exemptive order or rule that permits them to invest in certain other investment companies, including ETFs, beyond the limits contained in the 1940 Act, subject to certain terms and conditions.

Pursuant to an exemptive order, those limits will not apply to the investment of securities lending collateral by the Portfolios in certain investment portfolios advised by NTI. In addition, those limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market portfolios whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market portfolio that (i) limits its investments to those in which a money market portfolio may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

Rule 12d1-4 under the 1940 Act allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12 of the 1940 Act without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a Portfolio’s shares are sold to other investment companies in reliance on Rule 12d1-4, the Portfolio will be limited in the amount it could invest in other investment companies and private funds. In addition to Rule 12d1-4, the 1940 Act and related rules provide certain other exemptions from these restrictions.

If required by the 1940 Act, or the rules thereunder, each Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

To the extent consistent with their respective investment objectives and strategies, the Portfolios may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategy and restrictions as the Portfolio. However, each Portfolio currently intends to limit its investments in securities issued by other investment companies to the extent described above. A Portfolio may adhere to other limitations with respect to its investments in securities issued by other investment companies if required or permitted by the SEC or deemed to be in the best interests of the Trust. As

15

noted in the Prospectus, a Portfolio may invest in securities of other investment companies subject to the restrictions set forth above.

LIQUIDITY RISK. Liquidity risk is the risk that the Portfolios will not be able to pay redemption proceeds within the time periods described in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing a Portfolio’s ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolios would like or difficult to value. The Portfolios may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. For the same reason, less liquid securities that the Portfolios may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease a Portfolio’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on portfolio management or performance. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. All of these risks may increase during periods of market volatility. The liquidity of certain assets, such as privately issued and non-investment grade mortgage-and asset-backed securities, may be difficult to ascertain and may change over time. Transactions in less liquid securities may entail transaction costs that are higher than those for transactions in more liquid securities.

MUNICIPAL INSTRUMENTS. To the extent consistent with their investment objectives and strategies, the Portfolios may invest in municipal instruments. Opinions relating to the validity of municipal instruments and to federal and state tax issues relating to these securities are rendered by bond counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to the Investment Adviser. Neither the Trust nor the Investment Adviser will review the proceedings relating to the issuance of municipal instruments or the bases for such opinions.

Municipal instruments generally are issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They also are issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds also are issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities.

State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond usually is directly related to the credit standing of the private user of the facility involved.

16

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, asset-backed securities such as custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be subject to annual budget appropriations. Participation certificates may represent participation in a lease, an installment purchase contract, or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, the Portfolios’ ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments. The Investment Adviser will determine the credit quality of any unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the leases will not be canceled.

To the extent consistent with their investment objectives and strategies, the Portfolios also may invest in “moral obligation” bonds, which normally are issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

Municipal bonds with a series of maturity dates are called serial bonds. To the extent consistent with their investment objectives and strategies, the Portfolios may purchase serial bonds and other long-term securities provided that they have remaining maturities meeting the Portfolios’ maturity requirements. The Portfolios also may purchase long-term variable and floating rate bonds (sometimes referred to as “put bonds”) where a Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at least every thirteen months. This demand feature enhances a security’s liquidity by shortening its maturity. If a demand feature terminates prior to being exercised, a Portfolio would hold the longer-term security, which could experience substantially more volatility. Put bonds with conditional puts (that is, puts that cannot be exercised if the issuer defaults on its payment obligations) will present risks that are different than those of other municipal instruments because of the possibility that the Portfolio might hold long-term put bonds on which defaults occur following acquisition by the Portfolio.

To the extent consistent with their respective investment objectives and strategies, the Portfolios may acquire securities in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain municipal obligations. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts,” “Municipal Certificates of Accrual on Tax-Exempt Securities” (“M-CATS”) and “Municipal Zero-Coupon Receipts.” The Portfolios also may purchase certificates of participation that, in the opinion of counsel to the issuer, are exempt from regular federal income tax. Certificates of participation are a type of floating or variable rate of obligation that represents interests in a pool of municipal obligations held by a bank.

To the extent consistent with their investment objectives and strategies, the Portfolios may invest in “tax credit bonds.” A tax credit bond is defined in the Internal Revenue Code of 1986, as amended (the “Code”) as a

17

“qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, a qualified school construction bond and a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other specified bonds. The Tax Cuts and Jobs Act (“TCJA”) repeals the rules related to tax credit bonds and is effective for bonds issued after December 31, 2017, but does not affect the tax treatment of bonds issued prior to January 1, 2018.

An issuer’s obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions. Such litigation or conditions may, from time to time, have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof or of materially affecting the credit risk with respect to particular bonds.

The municipal securities market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal bond interest or the tax-exempt status of a municipal bond fund’s dividends which may otherwise make municipal bonds less attractive in comparison to taxable bonds or other types of investments. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor’s federal alternative minimum taxable income. Also, under the TCJA, the rules related to credit tax bonds and the exclusion from gross income for interest on a bond issued to advance refund another bond were repealed. The Trust cannot predict what legislation, if any, may be proposed in the future with regard to the federal income tax status of interest on municipal instruments or which proposals, if any, might be enacted.

Certain of the municipal instruments held by a Portfolio may be insured as to the timely payment of principal and interest. The insurance policies usually will be obtained by the issuer of the municipal instrument at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. Moreover, the insurers’ exposure to securities involving subprime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurance company.

In addition, a single enhancement provider may provide credit enhancement to more than one of a Portfolio’s investments. Having multiple securities’ credit enhanced by the same enhancement provider will increase the adverse effects on a Portfolio that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Portfolio. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress. Municipal bonds may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insurance does not protect a Portfolio or its shareholders from losses caused by declines in a bond’s market value.

Municipal instruments purchased by the Portfolios may be backed by letters of credit or other forms of credit enhancement issued by foreign (as well as domestic) banks and other financial institutions. A change in the credit quality of these banks and financial institutions could, therefore, cause loss to a Portfolio. Letters of credit and other obligations of foreign financial institutions may involve certain risks in addition to those of domestic obligations.

18

To the extent consistent with their investment objectives and strategies, the Portfolios may invest in municipal leases, which may be considered liquid under guidelines established by the Board. Determination of the liquidity of a municipal lease obligation is based on factors including the following: (i) the frequency of trades and quotes for the obligation; (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Investment Adviser, under guidelines approved by the Board, also will consider the marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

QUALIFIED FINANCIAL CONTRACTS. Regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), which took effect in 2019, require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a Portfolio or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Portfolio may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Portfolio’s credit and counterparty risks.

REPURCHASE AGREEMENTS. To the extent consistent with their respective investment objectives and strategies, the Portfolios may agree to purchase portfolio securities from domestic and foreign financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). For Treasury Instruments Portfolio, the Portfolio may purchase repurchase agreements in anticipation of or in response to adverse market, economic, political or other conditions. Repurchase agreements may be considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement generally will not be more than one year after a Portfolio’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System.

A Portfolio may permit the seller’s obligation to be novated to the Fixed Income Clearing Corporation (“FICC”) pursuant to an agreement among the Portfolio, FICC and the seller as a sponsoring member of FICC. In such case, FICC would become the Portfolio’s counterparty. A Portfolio will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the sponsoring member, the custodian or a bank acting as agent for the Portfolio. The Portfolio would become subject to FICC’s rules, which may limit the Portfolio’s rights and remedies (including recourse to collateral) or delay or restrict the rights and remedies, and expose the Portfolio to the risk of FICC’s insolvency.

The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller or FICC would, however, expose a Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is unenforceable. If a Portfolio enters into a repurchase agreement involving securities as collateral that the Portfolio could not purchase directly, and the counterparty defaults, the Portfolio may become the holder of securities that it could not purchase. Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller or FICC may fail to repurchase the security. If the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued

19

interest), generally, the seller of the securities or FICC will be required to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Repurchase agreements may be subject to additional regulation as qualified financial contracts (see “Qualified Financial Contracts” for additional information).

In the event of default by a foreign counterparty in a repurchase agreement, a Portfolio may be unable to successfully assert a claim to the collateral under foreign laws. As a result, repurchase agreements with a foreign financial institution may involve higher credit risks than repurchase agreements with domestic financial institutions. Moreover, certain foreign countries may have less developed and less regulated banking systems and auditing, accounting and financial reporting systems than the U.S. In addition, repurchase agreements with foreign financial institutions located in emerging markets, or relating to emerging markets, may involve foreign financial institutions or counterparties with lower credit ratings than domestic financial institutions.

Pursuant to exemptive relief granted by the SEC, and to the extent consistent with their respective investment objectives and strategies, certain Portfolios, and certain other money market portfolios advised by NTI and TNTC, may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer that meets certain membership criteria) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services. Historically, such transactions have not been required to be cleared and voluntary clearing of such transactions has generally been limited.

The Treasury repo transactions of a Portfolio with any direct participants of a CCA will be subject to the mandatory clearing requirement. Compliance with the clearing mandate for Treasury repo transactions will be required by June 30, 2027. A Portfolio will be required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation of these requirements which may affect the cost, terms and/or availability of cleared repo transactions.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). Reverse repurchase agreements are considered to be borrowings under the 1940 Act and are subject to a Portfolio’s limitation on borrowings. Reverse repurchase agreements involve the risks that (i) the market value of the securities retained in lieu of sale by the Portfolios may decline below the price of the securities the Portfolio has sold but are obligated to repurchase, (ii) the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them and (iii) the securities will not be returned to the Portfolio. The Portfolios will pay interest on amounts obtained pursuant to a reverse repurchase agreement. In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio’s obligations to repurchase the securities and the Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements may be subject to additional regulation as qualified financial contracts (see “Qualified Financial Contracts” above for additional information).

20

STRIPPED SECURITIES. To the extent consistent with their respective investment objectives and strategies, the Portfolios may purchase U.S. Treasury stripped securities. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” The Portfolios may purchase securities registered in the STRIPS program. Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Other types of stripped securities may be purchased by the Portfolios, including stripped mortgage-backed securities (“SMBS”). SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest generally are higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a risk that the initial investment will not be recouped fully. SMBS issued by the U.S. government (or a U.S. government agency, instrumentality or sponsored enterprise) may be considered liquid under guidelines established by the Board if they can be disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Portfolio.

STRUCTURED SECURITIES. To the extent consistent with their investment objectives and strategies, the Portfolios may purchase structured securities. These fixed-income instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Investments in these securities may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher rates of return and present greater risks than unsubordinated structured products.

A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying security or reference asset. Structured securities may also be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.

SUPRANATIONAL BANK OBLIGATIONS. To the extent consistent with its investment objective and strategies the U.S. Government Select Portfolio, may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic

21

reconstruction, development or trade among nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. government obligations that may be acquired by the Portfolios include U.S. Treasury Bills, Treasury Notes and Treasury Bonds. The Portfolios also may acquire other types of U.S. government obligations, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States., Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and the Maritime Administration.

Securities guaranteed as to principal or interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises also are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof, and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.

To the extent consistent with their investment objectives and strategies, the Portfolios may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Not all U.S. government obligations carry the same credit support. Securities that do not carry the backing of the full faith and credit of the U.S. government are subject to greater credit risk than securities that are supported by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. Guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of a Portfolio, which will vary in connection with different market conditions, including interest rate changes. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are generally considered illiquid.

From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could: increase the risk that the U.S. government may default on payments on certain U.S. government securities; cause the credit rating of the U.S. government to be downgraded or increase volatility in both stock and bond markets; result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the costs of certain kinds of debt. Any downgrade of the credit rating of the securities issued by the U.S. government could also result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities. In May 2025, Moody’s downgraded the U.S.’s credit rating to Aa1 from Aaa, citing an inability of the nation to address large and growing deficits.

Many states grant tax-free status to dividends paid to shareholders of a fund from interest income earned by that fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by Ginnie Mae or Fannie Mae, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin in relation to a generally recognized index rate. These instruments include long-term floating rate public obligations of the U.S. Treasury and variable and floating rate bonds (sometimes referred to as “put bonds”) where the Portfolios obtain at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.

22

The Portfolios will purchase variable and floating rate instruments only when the Investment Adviser deems the investment to involve minimal credit risk or such investment is a government security. The Portfolio’s Investment Adviser may determine that a variable or floating rate obligation meets the Portfolio’s quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards. Unrated variable and floating rate instruments will be determined by the Investment Adviser to be of comparable quality at the time of the purchase to rated instruments that may be purchased by the Portfolios. In determining weighted average portfolio maturity, an instrument may, subject to the SEC’s regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument. In determining weighted average life under Rule 2a-7(d)(1)(iii) (“WAL”), a floating rate instrument shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

Variable and floating rate instruments that may be purchased by the Portfolios include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.

Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio’s limitation on illiquid investments, absent a reliable trading market, when the Portfolio may not demand payment of the principal amount within seven days. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Portfolio is not entitled to exercise its demand rights. As a result, the Portfolio could suffer a loss with respect to these instruments.

YIELDS AND RATINGS. The yields on certain obligations, including the instruments in which the Portfolios may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P Global Ratings (“S&P”), DBRS Morningstar® Ratings Limited (“DBRS”), Moody’s Ratings (“Moody’s”) and Fitch Ratings (“Fitch”) represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.

Subject to the limitations stated in the Prospectus, if a security held by a Portfolio undergoes a rating revision, the Portfolio may continue to hold the security if the Investment Adviser determines such retention is warranted and the security continues to present minimal credit risks or is a government security. Pursuant to the requirements of Rule 2a-7, upon the default of a portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), a portfolio security ceasing to be an “eligible security” (as defined in Rule 2a-7), or an event of insolvency with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Portfolio will dispose of the security as soon as is practicable consistent with achieving an orderly disposition of the security, absent a finding by the board of trustees that disposal of such security would not be in the best interests of the Portfolio.

OTHER RISKS

ARTIFICIAL INTELLIGENCE. The use and development of artificial intelligence (AI) technologies is rapidly increasing and may be used by issuers in which the Portfolios invest as well as by service providers that provide services to the Portfolios. AI technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information generated from AI technologies could be incomplete, inaccurate or biased, which could lead to adverse effects for the issuers or service providers using such technology. Because of these challenges, the use of AI could result in reputational harm, legal liability, adverse effects on business operations and/or operational errors and investment losses, all of which

23

could impact the Portfolios. In addition, the increasing development and use of AI technologies could impact the market as a whole, including through use by malicious actors for market manipulation, fraud, and cyberattack. Actual usage of AI technologies by the Portfolios’ service providers and issuers in which the Portfolios invest will vary. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Portfolios.

CYBERSECURITY RISK. With the increased use of technologies such as mobile devices and web-based or “cloud” applications, and the dependence on the internet and computer systems to conduct business, the Portfolios are susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Portfolios to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Portfolios’ operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Portfolios’ websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Portfolios’ systems. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.

Cybersecurity incidents affecting the Investment Adviser, other service providers (including, but not limited to, the sub-administrator, custodian, sub-custodians, transfer agent and financial intermediaries) or the Portfolios’ shareholders have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Portfolios and their shareholders, interference with the Portfolios’ ability to calculate their NAV, impediments to trading, the inability of Portfolio shareholders to transact business and the Portfolios to process transactions (including fulfillment of Portfolio share purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolios invest, counterparties with which the Portfolios engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties. In addition, substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the Investment Adviser has established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the Portfolios and their investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Portfolios or their investment adviser, and the Portfolios do not directly control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. The Portfolios and their shareholders could be negatively impacted as a result.

The rapid development and increasingly widespread use of AI (as discussed under “Artificial Intelligence”) could increase the cybersecurity incidents and attacks and exacerbate the risks.

INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Portfolios to participate in an interfund borrowing and lending program. This interfund borrowing and lending

24

program allows the Portfolios to borrow money from other portfolios in the Trust and other affiliated funds of Northern Funds (each a “Fund” and together the “Funds”) advised by NTI, and to lend money to other portfolios in the Trust, for temporary or emergency purposes. The interfund borrowing and lending program is currently not operational. The interfund borrowing and lending program is subject to a number of conditions, including, among other things, the requirements that (1) a Portfolio may not borrow or lend money through the program unless it receives a more favorable interest rate than is available from a bank loan rate or investment yield rate, respectively; (2) loans will be secured on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (3) loans will have a maturity no longer than that of any outstanding bank loan (and in any event not over seven days); (4) if an event of default occurs under any agreement evidencing an outstanding bank loan to a Portfolio, the event of default will automatically (without need for action or notice by the lending Portfolio or Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Portfolio or Fund to call the interfund loan (and exercise all rights with respect to any collateral) and that such call will be made if the bank exercises its right to call its loan under its agreement with a Portfolio; (5) a Portfolio may not borrow money if the loan would cause its outstanding borrowings from all sources to exceed 10% of its net assets at the time of the loan, except that a Portfolio may borrow up to 33 1/3% of its total assets through the program or from other sources if each interfund loan is secured by the pledge of segregated collateral with a market value of at least 102% of the outstanding principal value of the loan; (6) a Portfolio may not loan money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan; (7) a Portfolio’s interfund loans to any one Portfolio shall not exceed 5% of the lending Portfolio’s net assets; and (8) a Portfolio’s borrowings through the program will not exceed the greater of 125% of the Portfolio’s total net cash redemptions or 102% of the Portfolio’s sales fails (when a sale of securities “fails,” due to circumstances beyond the Portfolio’s control) for the preceding seven calendar days as measured at the time of the loan. In addition, a Portfolio may participate in the interfund borrowing and lending program only if and to the extent that such participation is consistent with the Portfolio’s investment objective and policies. The Board of Trustees of the Trust is responsible for overseeing the interfund borrowing and lending program. A delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional lending costs.

LARGE TRADE NOTIFICATIONS. The transfer agent may from time to time receive notice that an authorized institution or other financial intermediary has received an order for a large trade in a Portfolio’s shares. The Investment Adviser may determine to enter into portfolio transactions in anticipation of that order, even though the order will not be processed until the following business day. This practice provides for a closer correlation between the time shareholders place trade orders and the time a Portfolio enters into portfolio transactions based on those orders, and permits a Portfolio to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate their investment positions, in the case of redemption orders. On the other hand, the authorized institution or other financial intermediary may not ultimately process the order.

In this case, a Portfolio may be required to borrow assets to settle the portfolio transactions entered into in anticipation of that order, and would therefore incur borrowing costs. A Portfolio may also suffer investment losses on those portfolio transactions. Conversely, a Portfolio would benefit from any earnings and investment gains resulting from such portfolio transactions.

OPERATIONAL RISK. The Investment Adviser and other Portfolio service providers (including, but not limited to, the sub-administrator, custodian, sub-custodians, transfer agent and financial intermediaries) may experience disruptions or operating errors arising from factors such as processing errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may affect a Portfolio’s ability to calculate its NAV in a timely manner, including over a potentially extended period. Moreover, disruptions (for example, pandemics and health crises) that cause prolonged periods of remote work or significant employee absences at the Portfolios’ service providers could impact the ability to conduct the

25

Portfolios’ operations. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from those of the Portfolios in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Investment Adviser or other Portfolio service providers to identify all of the operational risks that may affect a Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

INVESTMENT RESTRICTIONS

Each Portfolio is subject to the fundamental investment restrictions enumerated below, which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio’s outstanding shares as described in “Description of Shares” below.

All Portfolios (except for the Treasury Instruments Portfolio)

No Portfolio may:

(1) Make loans, except through (a) the purchase of debt obligations in accordance with the Portfolio’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Portfolio to the extent permitted by law.

(2) Purchase or sell real estate or securities issued by real estate investment trusts (“REITs”), but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

(3) Invest in commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, and each Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(4) Invest in companies for the purpose of exercising control or management.

(5) Act as underwriter of securities, except as a Portfolio may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

(6) Make any investment inconsistent with the Portfolio’s classification as a diversified investment company under the 1940 Act.

(7) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Portfolio reserves freedom of action, when otherwise consistent with its investment strategies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. For the purpose of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

26

(8) Borrow money, except that to the extent permitted by applicable law (a) a Portfolio may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33-1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (c) a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) a Portfolio may purchase securities on margin. If due to market fluctuations or other reasons a Portfolio’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act. In addition, as a matter of fundamental policy, a Portfolio will not issue senior securities to the extent such issuance would violate applicable law.

(9) Notwithstanding any of the Trust’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), each Portfolio may (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.

For the purposes of Investment Restriction Nos. 1 and 8 above, the Portfolios have received an exemptive order from the SEC permitting them to participate in lending and borrowing arrangements with affiliates.

In applying Investment Restriction No. 6 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio, does not exceed 10% of the value of the Portfolio’s total assets.

The freedom of action reserved in Investment Restriction No. 7 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks. The freedom of action reserved with respect to foreign branches of U.S. banks is subject to the requirement that the U.S. parent of the foreign branch be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason. Obligations of U.S. branches of foreign banks may include certificates of deposit, bank and deposit notes, bankers’ acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch. Such obligations will meet the criteria for “Eligible Securities” as defined by the SEC under Rule 2a-7 of the 1940 Act.

Except to the extent otherwise provided in Investment Restriction No. 7, for the purpose of such restriction in determining industry classification, a Portfolio may use the industry classification provided by a third-party service provider. For the purpose of determining the percentage of a Portfolio’s total assets invested in securities of issuers having their principal business activities in a particular industry, an asset-backed security will be classified separately based on the nature of its underlying assets.

Treasury Instruments Portfolio

The Treasury Instruments Portfolio is subject to the fundamental investment restrictions enumerated below, which may be changed with respect to the Portfolio only by a vote of the holders of a majority of the Portfolio’s outstanding shares as described in “Description of Shares”.

The Portfolio may not:

(1) Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

27

(2) Purchase or sell real estate or real estate limited partnerships, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This restriction shall not prevent the Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate.

(3) Invest in commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, provided that there is no limitation with respect to, and the Portfolio reserves freedom of action, when otherwise consistent with its investment strategies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations.

(5) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Act as underwriter of securities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemptions therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Make any investment inconsistent with the Portfolio’s classification as a diversified company under the 1940 Act.

Notwithstanding any of the Portfolio’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification and industry concentration), the Portfolio may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.

For the purposes of Investment Restriction Nos. 1 and 5 above, the Portfolio has received an exemptive order from the SEC permitting it to participate in lending and borrowing arrangements with affiliates.

In applying Investment Restriction No. 7 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio’s total assets.

The freedom of action reserved in Investment Restriction No. 4 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks. The freedom of action reserved with respect to foreign branches of U.S. banks is subject to the requirement that the U.S. parent of the foreign branch be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason. Obligations of U.S. branches of foreign banks may include certificates of deposit, bank and deposit notes, bankers’ acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch. Such obligations will meet the criteria for “Eligible Securities” as described in the Prospectus.

The Portfolios may follow additional policies that are more restrictive than their fundamental investment limitations in order to comply with applicable laws and regulations, including the provisions of and regulations

28

under the 1940 Act. In particular, the Portfolios are subject to the requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds, including the diversification requirements of Rule 2a-7 described below.

Investments in securities (excluding cash, cash items, repurchase agreements that are collateralized fully, U.S. government securities and securities of other investment companies that are money market funds) will be limited to: (1) not more than 5% of the value of a Portfolio’s total assets at the time of purchase of any single issuer (and certain affiliates of that issuer), except that 25% of the value of the total assets of each Portfolio may be invested in the securities of any one issuer for a period of up to three business days; and (2) not more than 10% of the value of a Portfolio’s total assets at the time of purchase in the securities subject to demand features or guarantees from an institution that issued the demand feature or guarantee. Subject to certain exceptions, immediately after the acquisition of any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), no more than 10% of a Portfolio’s total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer. Certain affiliated issuers will be treated as a single issuer for purposes of these requirements.

The following descriptions may assist shareholders in understanding the requirements of the 1940 Act and interpretations thereunder in connection with the above policies and restrictions for various Portfolios. Certain investment restrictions set forth above provide certain Portfolios with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. The following descriptions are limited by any non-fundamental investment restrictions described above and are subject to a Portfolio’s investment objective and general investment strategies as stated in the Portfolio’s Prospectus and this SAI.

Concentration and Industry Classification. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions. In determining industry classification, a Portfolio may use the industry classification provided by a third-party service provider. For the purpose of determining the percentage of the Portfolios’ total assets invested in securities of issuers having their principal business activities in a particular industry, (i) an asset-backed security will be classified separately based on the nature of its underlying assets; (ii) state and municipal governments and their agencies and authorities are not deemed to be industries; (iii) as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; (iv) personal credit finance companies and business credit finance companies are deemed to be separate industries; and (v) wholly-owned financial companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

Borrowing. The 1940 Act presently allows a Portfolio to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33-1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, except that the Portfolios may borrow money as described in the above policies and restrictions.

Lending. Under the 1940 Act, a Portfolio is required to have a fundamental investment policy governing making loans to other persons. Current SEC staff interpretations under the 1940 Act prohibit a Portfolio from lending more than 33-1/3% of its total assets, except through the lending of portfolio securities, the purchase of debt obligations or the use of repurchase agreements.

Underwriting. Under the 1940 Act, underwriting securities involves a Portfolio purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either

29

directly or indirectly. Under the 1940 Act, a diversified Portfolio may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a Portfolio’s ability to invest in real estate, but does require that every Portfolio have a fundamental investment policy governing such investments.

Securities held in escrow or separate accounts in connection with the Portfolios’ investment practices described in this SAI and the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing restrictions.

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above with respect to borrowing money) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio. The 1940 Act requires a Portfolio to maintain continuous asset coverage of at least 300% with respect to borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that a Portfolio is required to reduce its borrowings it may have to sell portfolio holdings, even if such sale of the Portfolio’s holdings would be disadvantageous from an investment standpoint. As of the date of this SAI, the Portfolios do not engage in securities lending.

Although the foregoing Investment Restrictions would permit the Portfolios to acquire options, enter into forward currency contracts and engage in short sales and interest rate and currency swaps, they are not currently permitted to engage in these transactions under SEC regulations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of each Portfolio’s shareholders. The policy provides that neither the Portfolios nor their Investment Adviser, Distributor or any agent, or any employee thereof (“Portfolio Representative”) will disclose a Portfolio’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Portfolio’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any actively managed commingled fund portfolio that contains identical holdings as the Portfolio. Under the policy, neither a Portfolio nor any Portfolio Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Portfolio Representative may provide portfolio holdings information to third parties if such information has been included in a Portfolio’s public filings with the SEC or is disclosed on the Trust’s publicly accessible website. Information posted on the Trust’s website may be separately provided to any person commencing the day after it is first published on the Trust’s website.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust’s Chief Compliance Officer (“CCO”). Disclosure to providers of auditing, custody, proxy voting and other similar services for the Portfolios, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of a Portfolio) only upon approval by the CCO, who must first determine that the Portfolio has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is

30

otherwise subject to a duty of confidentiality as determined by the CCO. In accordance with the policy, the recipients who receive non-public portfolio holdings information on an ongoing basis are as follows: the Investment Adviser and its affiliates, the Portfolios’ independent registered public accounting firm, the Portfolios’ custodian, the Portfolios’ legal counsel, the Portfolios’ financial printer (Donnelley Financial Solutions), the Portfolios’ pricing vendors, and the Portfolios’ proxy voting service and subsidiary (Institutional Shareholder Services, Inc. and Securities Class Action Services, LLC); certain industry reporting providers (iMoneyNet); certain rating and ranking organizations, including Moody’s, Fitch and S&P; and the following vendors that provide portfolio analytical tools: Barclays Capital, BlackRock Solutions, Bloomberg, FactSet, and Thomson Reuters. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to a Portfolio may release non-public portfolio holdings information of the Portfolio only with the permission of Portfolio Representatives. From time to time, portfolio holdings information may be provided to broker-dealers solely in connection with a Portfolio seeking portfolio securities trading recommendations. Portfolio holdings information may also be provided to financial institutions solely for the purpose of funding borrowings under the Trust’s line of credit. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

The Portfolios currently publish on the Trust’s website, northerntrust.com/institutional, no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of the Portfolios’ holdings and certain other information required by Rule 2a-7 regarding each Portfolio’s portfolio holdings as of the last business day or subsequent calendar day of the prior month. A Portfolio may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

Portfolio holdings for the Portfolios are currently disclosed through required filings with the SEC. Each Portfolio files its portfolio holdings with the SEC and the holdings are publicly made available twice each fiscal year on Form N-CSR (with respect to each annual period and semiannual period). Certain information with respect to the Portfolios will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the Trust’s website. In addition, in the event that the Portfolios file information regarding certain material events with the SEC on Form N-CR, the Portfolios will disclose on their website certain information that the Portfolios are required to report on Form N-CR. Such material events include the provision of any financial support by an affiliated person of a Portfolio. This information will appear on a Portfolio’s website no later than the same business day on which a Portfolio files Form N-CR with the SEC and will be available on a Portfolio’s website for at least one year. Shareholders may obtain a Portfolio’s Forms N-CSR, N-MFP and N-CR filings on the SEC’s website at sec.gov.

Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

31

ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

The Board is responsible for the management and business and affairs of the Trust. Set forth below is information about the Trustees and the Officers of Northern Institutional Funds as of the date of this SAI. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board. As of the date of this SAI, each Trustee oversees a total of 54 portfolios in the Northern Funds Complex—Northern Institutional Funds consists of 5 portfolios and Northern Funds offers 49 portfolios.

INDEPENDENT TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1) POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Therese M. Bobek Year of Birth: 1960 Trustee since 2019	• Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business from 2018 to 2022; • Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.	• Methode Electronics, Inc.

Ingrid LaMae A. de Jongh Year of Birth: 1965 Trustee since 2019

•

Chief Schooling Officer & Provost since 2020 and Head of School Management and Technology from 2016 to 2020, Success Academy Charter Schools;

•

Member of the Board of Directors of Bank Leumi USA from 2016 to 2022;

•

Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•

Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

32

INDEPENDENT TRUSTEES (CONTINUED)

NAME, YEAR OF BIRTH, ADDRESS(1) POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Thomas A. Kloet Year of Birth: 1958 Trustee since 2015 and Chairperson since 2020

•

Chair of Boards of The Nasdaq Stock Market LLC, Nasdaq PHLX LLC, Nasdaq MRX, LLC, Nasdaq ISE, LLC, Nasdaq GEMX, LLC and Nasdaq BX, Inc. since 2015;

•

Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Year of Birth: 1956 Trustee since 2017

•

Professor of Instruction, University of Texas, McCombs School of Business since 2017;

•

Chief Financial Officer, Neo Tech (an electronics manufacturer) from 2019 to 2023;

•

Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•

Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•

Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

33

INDEPENDENT TRUSTEES (CONTINUED)

NAME, YEAR OF BIRTH, ADDRESS(1) POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
William Martin Year of Birth: 1970 Trustee since 2024

•

Investment Committee Chair, Foundation for the Carolinas (a community foundation) since 2022;

•

Board Member, Social Venture Partners, Charlotte (a venture philanthropy partnership) since 2012;

•

Senior Managing Director, Chief Investment Officer of Global Fixed Income, Nuveen/TIAA (an investment manager) from 2004 to 2020.

• None

Cynthia R. Plouché Year of Birth: 1957 Trustee since 2014

•

Assessor, Moraine Township, Illinois from 2014 to 2018;

•

Trustee of AXA Premier VIP Trust (registered investment company—34 portfolios) from 2001 to 2017;

•

Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•

Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from 2003 to 2006;

•

Founder, Chief Investment Officer and Managing Director of Abacus Financial Group , (a manager of fixed income portfolios for institutional clients) from 1991 to 2003.

• MassMutual complex (55 portfolios in five investment companies)

34

INDEPENDENT TRUSTEES (CONTINUED)

NAME, YEAR OF BIRTH, ADDRESS(1) POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Mary Jacobs Skinner, Esq. Year of Birth: 1957 Trustee since 2000

•

Executive Committee Member and Chair, Policy and Advocacy Council, Ann & Robert H. Lurie Children’s Hospital since 2016;

•

Executive Committee Member and Director, Boca Grande Clinic, since 2019;

•

Member, Law Board, Northwestern Pritzker School of Law, since 2019;

•

Director, Pathways Awareness Foundation since 2000;

•

Harvard Advanced Leadership Fellow—2016;

•

Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•

Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (i.e., public companies) or other investment companies registered under the 1940 Act.

35

INTERESTED TRUSTEE

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
Paula Kar(4) Year of Birth: 1975 Trustee since 2024	• Global Head of Product at Northern Trust Asset Management from 2023 to present; • Global Head of Product Strategy and Development at Northern Trust Asset Management from 2019 to 2023.	• FlexShares Trust (registered investment company -28 portfolios) • Alpha Core Strategies Fund

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15-year service limit is measured from July 1, 2016.

(3)	This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.
(4)

An “interested person,” as defined by the 1940 Act. Ms. Kar is deemed to be an “interested” Trustee because she is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

36

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President and Principal Executive Officer since 2024	President of Northern Funds, Northern Institutional Funds and FlexShares Trust since August 2024; Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Institutional Funds and Northern Funds from 2015 to 2024.

Stephen V. Sivillo Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Chief Compliance Officer since 2023	Senior Vice President of Northern Trust Investments, Inc. since 2023; Chief Compliance Officer and Controller of ABR Dynamic Funds, LLC from 2018 to 2023.

Darlene Chappell Year of Birth: 1963 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015, and FlexShares Trust since 2011; Anti-Money Laundering Compliance Officer for Belvedere Advisors LLC from 2019 to 2023.

Randal E. Rein Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Principal Financial Officer, Principal Accounting Officer, and Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011.

Michael L. Brainerd Year of Birth: 1979 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2024	Senior Vice President and Division Manager of Fund Accounting of The Northern Trust Company since 2022; Vice President and Fund Accounting Department Head at Brown Brothers Harriman from 2020 to 2022.

(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Funds.

37

OFFICERS OF THE TRUST (CONTINUED)

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Monette R. Nickels Year of Birth: 1971 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2022	Senior Vice President, Head of Fund Tax Services of the Northern Trust Company since 2021; Accounting Manager of Complete Financial Ops, Inc. from 2017 to 2021.

Jamie E. Ulrich Year of Birth: 1975 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2023	Vice President of Financial Reporting of The Northern Trust Company since 2013.

Craig R. Carberry, Esq. Year of Birth: 1960 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since 2019	Senior Trust Officer since 2021, Chief Legal Officer and Secretary since 2000 of Northern Trust Investments, Inc.; Chief Legal Officer and Secretary of Northern Trust Securities, Inc. since 2022 and 2020, respectively; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC from 2015 to 2022; Deputy General Counsel of Northern Trust Corporation since 2020; Deputy General Counsel and Senior Vice President of The Northern Trust Company since 2020 and 2015, respectively; Secretary of Alpha Core Strategies Fund since 2004 and Chief Legal Officer since 2019; Chief Legal Officer and Secretary of Belvedere Advisors LLC from 2019 to 2023; Chief Legal Officer of FlexShares Trust and Northern Funds since 2019.

Jose J. Del Real, Esq. Year of Birth: 1977 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Assistant Secretary of Northern Trust Investments, Inc. since 2016; Assistant General Counsel and Senior Vice President of The Northern Trust Company since 2020; and Secretary of FlexShares Trust since 2018.

Jennifer A. Craig Year of Birth: 1973 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2022	Vice President of the Northern Trust Company since 2021; Secretary, Boston Trust Walden Funds from 2023 to May 2025; Assistant Vice President, Paralegal Manager of SS&C/ALPS Fund Services, Inc. from 2007 to 2021.

(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Funds.

38

As a result of the responsibilities assumed by the Trust’s service providers, the Trust itself requires no employees.

Each officer holds the same office with Northern Funds and certain officers hold comparable positions with certain other investment companies of which Northern Trust Corporation, or an affiliate thereof, is the investment adviser, custodian, transfer agent and/or administrator.

LEADERSHIP STRUCTURE. The Board is currently composed of eight Trustees, seven of whom are not “interested persons” as defined in the 1940 Act (“Independent Trustee”), and one of whom is an “interested person” as defined in the 1940 Act (“Interested Trustee”). The Chairperson of the Board, Thomas A. Kloet, is an Independent Trustee. Paula Kar is considered an Interested Trustee because she is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates. Each Trustee was nominated to serve on the Board because of his or her experience, skills and qualifications. See “Trustee Experience.” The Board believes that its leadership structure is consistent with industry practices and is appropriate in light of the size of the Trust and the nature and complexity of its business. In particular:

•

Board Composition. The Trustees believe that having a super-majority of Independent Trustees (at least 75%) is appropriate and in the best interest of shareholders. The Trustees also believe that having Ms. Kar serve as an interested Trustee brings management and financial insight that is important to certain of the Board’s decisions and is also in the best interest of shareholders.

•

Independent Trustee Meetings and Executive Sessions. The Trustees believe that meetings of the Independent Trustees and meetings in executive session, including with independent counsel, help prevent conflicts of interest from occurring. The Trustees also believe that these sessions allow the Independent Trustees to deliberate candidly and constructively, separately from management, in a manner that affords honest disagreement and critical questioning.

RISK OVERSIGHT. Risk oversight is a part of the Board’s general oversight of the Portfolios and is addressed as part of various Board and committee activities, including throughout the year at regular Board and committee meetings and through regular reports provided to the Board and/or its committees that address, among other items, certain investment, valuation, liquidity and compliance matters. The Board also may receive special reports or presentations on a variety of risk issues, either upon the Board’s request or upon the Investment Adviser’s initiative. Day-to-day risk management functions are subsumed within the responsibilities of the Investment Adviser and other service providers (depending on the nature of the risk), which carry out the Portfolios’ investment management and business affairs. Each of the Investment Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that may give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they occur. Each of the Investment Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Investment Adviser has a dedicated risk management function that is headed by a Chief Risk Officer.

Currently, the Board receives and reviews risk reports on a quarterly basis from the Investment Adviser’s Chief Risk Officer covering various risk areas, such as investment and market risk, operational risk, business continuity, cybersecurity risk, and regulatory compliance risk. These reports are intended to provide the Trustees with a forward-looking view of risk and the manner in which the Investment Adviser is managing various risks.

The Audit Committee, in addition to its risk management responsibilities, plays an important role in the Board’s risk oversight. Working with the Portfolios’ independent registered accountants, the Audit Committee reviews the Portfolios’ annual audit scope and the results of the audit of the Portfolios’ year-end financial statements.

39

The Valuation Committee reviews quarterly reports on fair valuation determinations, including the methodology used in making fair value determinations. The Committee also reviews reports on money market fund shadow pricing, stress testing results, and shareholder ownership characteristics and trends.

The Board also monitors and reviews the Portfolios’ performance metrics, and regularly confers with the Investment Adviser on performance-related issues.

The Trust’s CCO reports to the Board at least quarterly regarding compliance matters. In addition to providing quarterly reports, the CCO provides an annual report to the Board in accordance with the Portfolios’ compliance policies and procedures. The CCO regularly discusses relevant compliance issues, including compliance risks, affecting the Portfolios during meetings with the Independent Trustees and counsel. The Board adopts compliance policies and procedures for the Portfolios and approves such procedures for the Portfolios’ service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

TRUSTEE EXPERIENCE. Each Trustee is required to possess certain qualities such as integrity, intelligence, the ability to critically discuss and analyze issues presented to the Board and an understanding of a trustee’s fiduciary obligations with respect to a registered investment company. In addition to these qualities, the following is a description of certain other Trustee attributes, skills, experiences and qualifications.

INDEPENDENT TRUSTEES

Therese M. Bobek: Ms. Bobek retired in 2018 from a 35-year career with PricewaterhouseCoopers, LLP (“PwC”), having served a wide variety of public and privately held clients with external audits, internal auditing and risk advisory services. Ms. Bobek’s final role was to serve in PwC’s national office, where she led a nationwide network of partners and managers whose main responsibility was to support audit quality in the field. After retirement from PwC, Ms. Bobek taught Advanced Auditing in the Masters of Accountancy program at the University of Iowa’s Henry B. Tippie College of Business for five years. Since 2020, she has been a director and member of the audit and nominating and governance committees of the board of directors of Methode Electronics, Inc., a global developer of custom engineered and application-specific products and solutions. Ms. Bobek has been a Board Member of Metropolitan Family Services and a Board Member of the Illinois Society of CPAs. She has also served as a member and Chair of the University of Iowa Professional Accounting Council, a voluntary council of business leaders supporting accounting education. She has served as an Independent Trustee of Northern Institutional Funds and Northern Funds since 2019.

Ingrid LaMae A. de Jongh: Ms. de Jongh served as a partner in the global financial services strategy at Accenture, and was with the global management consulting and professional services firm from 1987 through 2012. While at Accenture, she helped global financial institutions improve their business performance by developing strategies and business models, and implementing business change programs and systems. Since 2020 she has been the Chief Schooling Officer & Provost, and from 2016 to 2020 she was the Head of School Management and Technology at Success Academy Charter Schools, the largest network and highest-performing free, public charter schools in New York City. Ms. de Jongh is a former member of the Board of Carver Bancorp, Inc. in New York City, where she served as a member of the Nominating and Governance Committees and the Compensation Committee. She previously served on the Board of Directors of Bank Leumi USA from 2016 to 2022. Ms. de Jongh had previously served from 2011 to 2013 as a member of the U.S. Department of Commerce’s National Advisory Council for Minority Business Enterprises. She has served as an Independent Trustee of Northern Institutional Funds and Northern Funds since 2019.

Thomas A. Kloet: Mr. Kloet is a long-time financial industry executive and former Chief Executive Officer of TMX Group, Ltd., a financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository. As a result of this position, Mr. Kloet is familiar with financial, investment and business matters. He also understands the functions of a board through his service during the past eleven

40

years on the Board of Nasdaq, Inc. (plus the Nasdaq Stock Market, LLC as well as certain other U.S. stock and option exchanges of Nasdaq, Inc. where he has served as Board Chair since 2016); and previous board experience with TMX Group, Ltd.; Box Options Exchange; FTSE-TMX Global Debt Capital Markets, Inc.; Bermuda Stock Exchange, Inc.; the Investment Industry Regulatory Organization of Canada and the World Federation of Exchanges. He is a certified public accountant, a member of the American Institute of Certified Public Accountants and is an emeritus member of the Board of Elmhurst College. He has served as an Independent Trustee of Northern Institutional Funds and Northern Funds since 2015.

Mr. Kloet serves on the Board of Directors of Nasdaq, Inc. Northern Trust Corporation (“NTC”), parent company of NTI, and its affiliates (including affiliated fund complexes) pay listing fees, market data fees, GRC (governance risk and compliance) software fees and similar fees to Nasdaq, Inc. and its affiliates, The Nasdaq Stock Market LLC, Nasdaq OMX Nordic OY and Nasdaq CXC Ltd (collectively, “Nasdaq”). The total of these payments were $6,509,143 and $10,756,134 in each of 2024 and 2025, respectively, which are immaterial to Nasdaq’s total revenues. In consideration of the immaterial amounts involved in the foregoing transactions, Mr. Kloet is not considered to have a material business or professional relationship with NTI or its affiliates.

David R. Martin: Mr. Martin was Chief Financial Officer for Neo Tech, an electronics manufacturer, from 2019 to 2023. Mr. Martin was Vice President, Chief Financial Officer and Treasurer from 2007 to 2016 of Dimensional Fund Advisors LP, a global investment manager that provides its services largely to investment companies or their local equivalent (mutual funds in the U.S.). The funds are held primarily by clients of independent financial advisors but they are also held by institutional clients (who may invest in separate accounts), pensions and profit sharing plans, corporations, defined contribution plans, endowments, state and municipal entities, and sovereign wealth funds. Mr. Martin had oversight responsibilities for all finance and accounting, real estate and compliance functions while at Dimensional, including the implementation of a global transfer pricing methodology. He also served as a director on eight internal Dimensional boards. During his 35 year career in corporate finance, Mr. Martin also had senior management positions at Janus Capital Group, Inc. and Charles Schwab & Co., Inc. and senior level finance positions at First Interstate Bank of Texas, N.A. and Texas Commerce Bancshares, Inc. Mr. Martin is familiar with the functions of mutual fund boards and their oversight responsibilities and the operations of fund advisers and other service providers. He is also well versed in risk management and financial matters affecting mutual funds. He has served as an Independent Trustee of Northern Institutional Funds and Northern Funds since 2017.

William Martin: Mr. Martin has extensive experience in fixed income portfolio management and in the financial industry. From 2004 to 2020, he held various portfolio manager positions at Nuveen / TIAA, most recently serving as a Senior Managing Director and the Chief Investment Officer of Global Fixed Income. Prior to his role as Nuveen’s Chief Investment Officer of Global Fixed Income, Mr. Martin held various roles at Nuveen, which included being the Lead Portfolio Manager of fixed income mutual funds and leading sector portfolio management within structured finance. Prior to working at Nuveen, Mr. Martin held executive positions at Lewtan Technologies and Visible Markets, Inc. Mr. Martin is familiar with the oversight functions of mutual fund boards and the operations and investment risk management responsibilities of fund advisors. He currently serves as Chairperson for the Foundation for the Carolinas’ Investment Committee, where he oversees asset allocation guidelines and management of the OCIO relationship for the fifth largest community foundation in the United States Mr. Martin is also a board member for Social Venture Partners Charlotte, a venture philanthropy partnership focused on building capacity with select non-profits and innovative social entrepreneurs in the Charlotte region. He has served as an Independent Trustee of Northern Funds and Northern Institutional Funds since 2024.

Cynthia R. Plouché: Ms. Plouché has an extensive background in the financial services industry. Until 2017, she served as lead Independent Trustee and chair of the Audit Committee of the board of trustees of AXA Premier VIP Trust, a registered investment company. She served as an Independent Trustee of Barings Fund Trust, a registered investment company and an Independent Trustee of Barings Global Short Duration High Yield Fund, a closed-end investment company, from 2017 to 2021. She also has served as portfolio manager and chief

41

investment officer for other registered investment advisers. Ms. Plouché is therefore familiar with the functions of mutual fund boards and their oversight responsibilities and the operations of fund advisers and other service providers. She has served as an independent trustee of MassMutual open-end investment funds since 2022. In addition, Ms. Plouché served as Township Assessor for Moraine, Illinois, from 2014 to 2018. She has served as an Independent Trustee of Northern Institutional Funds and Northern Funds since 2014.

Mary Jacobs Skinner: Ms. Skinner was a partner until 2015 at Sidley Austin LLP, a large international law firm, in which she managed a regulatory-based practice. As a result of this position, Ms. Skinner is familiar with legal, regulatory and financial matters. She was a Harvard Advanced Leadership Fellow in 2016. She also is familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Adviser and other Portfolio service providers as a result of her service as an Independent Trustee of Northern Institutional Funds since 2000 and Northern Funds since 1998.

INTERESTED TRUSTEE

Paula Kar: Ms. Kar is Executive Vice President and Chief Product Officer for Northern Trust Asset Management. Ms. Kar has oversight of product strategy, innovation, commercialization and governance for all investment products globally. She serves on the Asset Management Executive Group and on the Board of Directors for Northern Trust Investments. She represents Northern Trust as a Trustee on the Northern Funds Board (Mutual Funds), FlexShares Board (ETFs) and Alpha Board (Alternatives). Ms. Kar joined Northern Trust Asset Management in 2019 as global head of product strategy & development. Ms. Kar has served as head of product management at ProShares Advisors; head of product management for iShares fixed income & commodities ETFs at BlackRock; and as a senior consultant with McKinsey & Company serving global financial institutions. She started her career in banking with Citigroup. Ms. Kar is a founding member of Women in ETFs, a non-profit organization, and served on their global governance board. She holds an MBA in finance from the Wharton School of the University of Pennsylvania. She has served as an Interested Trustee of Northern Institutional Funds and Northern Funds since September 2024.

STANDING BOARD COMMITTEES. The Board has established four standing committees in connection with its governance of the Trust: Audit, Governance, Valuation and Executive Committees.

The Audit Committee consists of three members: Ms. Bobek (Chairperson), and Messrs. David Martin (ex officio), and Kloet (ex officio). The Audit Committee oversees the audit process and provides assistance to the full Board with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee also is designated as the Qualified Legal Compliance Committee under the Sarbanes-Oxley Act of 2002. The Audit Committee convenes at least four times each year to meet with the independent registered public accounting firm to review the scope and results of the audit and to discuss other non-audit matters as requested by the Board’s Chairperson, the Committee Chairperson or the independent registered public accounting firm. During the fiscal year ended November 30, 2025, the Audit Committee convened five times.

The Governance Committee consists of three members: Mses. Skinner (Chairperson), Plouché and Mr. Kloet. The functions performed by the Governance Committee include, among other things, selecting and nominating candidates to serve as Independent Trustees, reviewing and making recommendations regarding Trustee compensation, developing policies regarding Trustee education and, subject to Board oversight, supervising the Trust’s CCO and reviewing information and making recommendations to the Board in connection with the Board’s annual consideration of the Trust’s management, custody and transfer agency and service agreements. During the fiscal year ended November 30, 2025, the Governance Committee convened four times.

42

As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.

The Valuation Committee consists of four members: Messrs. David Martin (Chairperson), Kloet (ex officio), and William Martin and Ms. de Jongh. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities of the Trust’s portfolios in accordance with the Trust’s valuation procedures. During the fiscal year ended November 30, 2025, the Valuation Committee convened four times.

The Executive Committee consists of three members: Messrs. Kloet (Chairperson) and David Martin, and Ms. Skinner. The Executive Committee is comprised of the Chairperson of the Board as well as the Chairpersons of the Governance, Valuation and Audit Committees, with the remaining Trustees each serving as an alternate in the event of an emergency. The Executive Committee is granted the power to act on behalf of the full Board in the management of the business and affairs of the Trust, to be exercised when circumstances impair the ability of the Board or its committees to conduct business. In particular, the Executive Committee may take action with respect to: (1) the valuation of securities; and (2) the suspension of redemptions. The Executive Committee was formed on May 21, 2015 and will convene as necessary upon notice by the Chairperson of the Committee. During the fiscal year ended November 30, 2025, the Executive Committee did not convene.

TRUSTEE OWNERSHIP OF PORTFOLIO SHARES. Shares of the Portfolios are offered to institutional investors acting on their own behalf or on behalf of their customers and other beneficial owners (“Customers”). For this reason, the Trustees may not make direct investments in the Portfolios. The following table shows the dollar range of shares owned by each Trustee in the Portfolios and other investment portfolios of the Northern Institutional Funds and Northern Funds.

Information as of December 31, 2025
Name of Independent Trustee	Dollar Range of Equity Securities in the Portfolios included in this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Therese M. Bobek	None	Over $100,000
Ingrid LaMae A. de Jongh	None	Over $100,000
Thomas A. Kloet	None	Over $100,000
David R. Martin	None	Over $100,000
William Martin	None	Over $100,000
Cynthia R. Plouché	None	Over $100,000
Mary Jacobs Skinner	None	Over $100,000(2)
Paula Kar	None	None

(1)

The Northern Funds Complex consists of Northern Institutional Funds and Northern Funds. As of December 31, 2025, Northern Institutional Funds consisted of 5 portfolios and Northern Funds offered 49 portfolios.

(2)	Includes amounts in Ms. Skinner’s Deferred Compensation Plan account, which is treated as if invested in the U.S. Government Portfolio of Northern Institutional Funds.

TRUSTEE AND OFFICER COMPENSATION. The Trust pays each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries annual fees for his or her services as a Trustee of the Trust and as a member of the respective Board committees. In recognition of their services, the fees paid to the Board and Committee chairpersons are larger than the fees paid to other members of the Board and Committees. The Trustees also are reimbursed for travel expenses incurred in connection with attending such meetings. The Trust also may pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

43

The following tables set forth certain information with respect to the compensation of each Independent and interested Trustee of the Trust for the fiscal year ended November 30, 2025:

Independent Trustees

	Aggregate Compensation from Trust	Total Compensation from Fund Complex(1)
Therese M. Bobek	$198,388	$295,000
Ingrid LaMae A. de Jongh	174,850	260,000
Thomas A. Kloet	221,925	330,000
David R. Martin	198,388	295,000
William Martin	174,850	260,000
Cynthia R. Plouché	174,850	260,000
Mary Jacobs Skinner(2)	198,388	295,000

Interested Trustees

	Aggregate Compensation from Trust	Total Compensation from Fund Complex(1)
Paula Kar(3)	None	None

(1)	As of November 30, 2025, the Northern Funds Complex consisted of Northern Institutional Funds (5 portfolios) and Northern Funds (49 portfolios).
(2)	Ms. Skinner did not defer compensation for the fiscal year ended November 30, 2025. During that time Ms. Skinner earned $11,616 in accrued interest from previous years’ deferred compensation.
(3)	As an “interested” Trustee who is an officer, director and employee of Northern Trust Corporation and/or its affiliates, Ms. Kar did not receive any compensation from the Trust for her services.

The Trust does not provide pension or retirement benefits to its Trustees.

Prior to August 22, 2013, each Trustee was entitled to participate in the Northern Institutional Funds Deferred Compensation Plan (the “D.C. Plan”). Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the D.C. Plan shall remain invested pursuant to the terms of the D.C. Plan. Under the D.C. Plan, a Trustee may have elected to have his or her deferred fees treated as if they had been invested by the Trust in the shares of the Global Tactical Asset Allocation Fund of Northern Funds or the U.S. Government Portfolio of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complied with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The amount paid to the Trustees under the D.C. Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees will not obligate the Trust to retain the service of any Trustee or obligate the Portfolio to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval.

The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Mses. Chappell, Craig, Nickels and Ulrich and Messrs. Brainerd, Carberry, Del Real, O’Rourke, Rein and Sivillo are officers, receive fees from the Trust as Investment Adviser, Custodian and Transfer Agent.

CODE OF ETHICS

The Trust and its Investment Adviser have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. Northern Funds Distributors, LLC (“NFD” or the “Distributor”), an unaffiliated principal

44

underwriter of the Trust, is exempt from the requirements of Rule 17j-1(c)(1) and (c)(2) of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

NTI, an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser and provides investment advisory and administration services to the Portfolios. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. NTI is referred to as the “Investment Adviser.”

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

TNTC is the principal subsidiary of Northern Trust Corporation and serves as the sub-administrator, transfer agent and custodian for the Portfolios. TNTC is located at 50 South LaSalle Street, Chicago, Illinois 60603. TNTC is a member of the Federal Reserve System. Since 1889, TNTC has administered and managed assets for individuals, institutions and corporations. Unless otherwise indicated, NTI and TNTC are referred to collectively in this SAI as “Northern Trust.”

As of December 31, 2025, Northern Trust Corporation, through its affiliates, had assets under investment management of approximately $1.8 trillion and assets under custody of approximately $14.9 trillion.

Management Agreement

NTI provides each Portfolio with investment advisory and administration services pursuant to the Portfolio’s respective management agreement (each a “Management Agreement,” and together, the “Management Agreements”). Each Management Agreement has a single fee structure covering advisory and administration services. Under the Management Agreements with NTI for the Portfolios, subject to the general supervision of the Board, NTI makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for each Portfolio and also provides certain administration services to the Portfolios.

NTI is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). In making investment recommendations for the Portfolios, if any, investment advisory personnel of NTI may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Portfolios’ accounts are customers of TNTC’s commercial banking department. These requirements are designed to prevent investment advisory personnel for the Portfolios from knowing which companies have commercial business with TNTC and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

The Management Agreements have been approved by the Board, including the Independent Trustees.

In connection with portfolio transactions for the Portfolios, which are generally done at a net price without a broker’s commission, the Management Agreements with the Trust provide that the Investment Adviser shall attempt to obtain the best net price and execution. Purchases by the Portfolios from underwriters of portfolio securities normally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include the spread between the dealer’s cost for a given security and the resale price of the security.

On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts (“other accounts”) managed by the

45

Investment Adviser, the Management Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such an event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be the most equitable and consistent with its obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Management Agreement permits the Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser’s opinion of the reliability and quality of the broker or dealer.

The Investment Adviser is also responsible for providing certain administration services to the Portfolios pursuant to the Management Agreement. Subject to the general supervision of the Board, the Investment Adviser provides supervision of all aspects of the Portfolios’ operations and performs the customary services of an administrator, including but not limited to the following corporate treasury, secretarial and “blue sky” services: (a) maintaining office facilities and furnishing corporate officers for the Portfolios; (b) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (c) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Portfolios’ bills, preparing monthly reconciliation of the Portfolios’ expense records, updating projections of annual expenses, preparing materials for review by the Board, and compliance testing; (d) preparing and arranging for printing of financial statements; (e) preparing and filing the Portfolios’ federal and state tax returns (other than those required to be filed by the Portfolios’ custodian and transfer agent) and providing shareholder tax information to the Portfolios’ transfer agent; (f) assisting the Portfolios’ Investment Adviser, at the Investment Adviser’s request, in monitoring and developing compliance procedures for the Portfolios, which include, among other matters, procedures to assist the Investment Adviser in monitoring compliance with the Portfolios’ investment objective, policies, restrictions, tax matters and applicable laws and regulations; (g) assisting in product development; (h) performing oversight/management responsibilities such as the supervision and coordination of certain of the Portfolios’ service providers; (i) performing corporate secretarial services such as assisting in maintaining corporate records and the good standing status of the Trust in its state of organization; (j) performing “blue sky” compliance functions; (k) monitoring the Portfolios’ arrangements with respect to services provided by service organizations to their customers who are the beneficial owners of shares, pursuant to agreements between the Portfolios and such service organizations; (l) performing certain legal services such as preparing and filing annual Post-Effective Amendments to the Portfolios’ registration statement and other SEC filings for the Portfolios; and (m) computing and determining on the days and at the times specified in the Portfolios’ then-current Prospectuses, the NAV of each share of each Portfolio and the net income of each Portfolio. Pursuant to a Sub-Administration Agreement, NTI has delegated certain of the above administration services to TNTC.

Unless sooner terminated, the Trust’s Management Agreements will continue in effect until June 30, 2025. Thereafter, each of the Management Agreements will continue in effect for successive 12-month periods, provided that the continuance is approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Management Agreements or “interested persons” (as such term is defined in the 1940 Act) of any party thereto, cast at a meeting called for the purpose of voting on such approval and (ii) by the Trustees or by the vote of a majority of the outstanding shares of such Portfolio (as defined under “Description of Shares”).

Each of the Management Agreements is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) or by the Investment Adviser, on 60 days’ written notice.

The Management Agreements provide that the Investment Adviser may render similar services to others so long as its services under the Management Agreements are not impaired thereby. The Management Agreements

46

also provide that the Trust will indemnify the Investment Adviser against certain liabilities (including, with respect to the advisory services provided by the Investment Adviser under the Management Agreements, liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Management Agreements) or, in lieu thereof, contribute to resulting losses.

Northern Trust Corporation and its affiliates may act as an underwriter of various securities. Under the 1940 Act, the Portfolios are precluded, subject to certain exceptions, from purchasing in the primary market those securities with respect to which Northern Trust Corporation or an affiliate is serving as a principal underwriter. In the opinion of Northern Trust Corporation, this limitation will not significantly affect the ability of the Portfolios to pursue their respective investment objective.

In the Management Agreement, the Investment Adviser agrees that the name “Northern” may be used in connection with the Trust’s business on a royalty-free basis. TNTC has reserved to itself the right to grant the non-exclusive right to use the name “Northern” to any other person. The Management Agreement provides that at such time as the Management Agreement is no longer in effect, the Trust will cease using the name “Northern.”

As compensation for advisory services and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolios’ respective average daily net assets):

CONTRACTUAL MANAGEMENT FEE RATE
Treasury Portfolio	0.13%
Treasury Instruments Portfolio	0.16%
U.S. Government Select Portfolio	0.18%

For the fiscal years indicated below ended November 30, the management fees payable by each Portfolio, the amounts waived/reimbursed by NTI, and the net fees paid by each Portfolio were as follows:

	2025			2024			2023
	Management Fee Payable	Management Fee Waivers/ Expense Reimbursements(1)	Net Management Fee Paid(1)	Management Fee Payable	Management Fee Waivers/ Expense Reimbursements(2)	Net Management Fee Paid(2)	Management Fee Payable	Management Fee Waivers/ Expense Reimbursements(3)	Net Management Fee Paid(3)
Treasury Portfolio	$115,915,047	$3,108,762	$112,806,285	$107,301,926	$2,714,816	$104,587,111	$93,109,957	$2,326,162	$90,783,795
Treasury Instruments Portfolio(4)	7,412,326	6,229,391	1,182,936	961,536	897,459	64,077	N/A	N/A	N/A
U.S. Government Select Portfolio	56,967,556	10,852,209	46,115,347	54,609,703	10,379,377	44,230,325	50,285,488	9,607,015	40,678,473

(1)

Amounts for the fiscal year ended November 30, 2025 reflect voluntary reimbursements of management fees by Northern Trust Investments, Inc. for the Treasury Instruments Portfolio and U.S. Government Select Portfolio in the amounts of $6,022,845 and $9,494,453, respectively.

(2)

Amounts for the fiscal year ended November 30, 2024 reflect voluntary reimbursements of management fees by Northern Trust Investments, Inc. for the Treasury Instruments Portfolio and U.S. Government Select Portfolio in the amounts of $841,333 and $9,101,940, respectively.

(3)

Amounts for the fiscal year ended November 30, 2023 reflect voluntary reimbursements of management fees by Northern Trust Investments, Inc. in the amount of $8,380,745 for the U.S. Government Select Portfolio.

(4)	The Portfolio commenced operations as of June 11, 2024.

EXPENSES

Except as set forth above and in this SAI, each Portfolio is responsible for the payment of its expenses. These expenses include, without limitation: the fees and expenses payable to the Investment Adviser, Transfer

47

Agent and Custodian; brokerage fees and commissions; fees for the registration or qualification of Portfolio shares under federal or state securities laws; taxes; interest; costs of liability insurance, fidelity bonds, indemnification or contribution; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law; legal, tax and auditing fees and expenses; expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and distributing of the same to each Portfolio’s shareholders and regulatory authorities; compensation and expenses of its Independent Trustees; payments to service organizations; fees of industry organizations such as the Investment Company Institute and Mutual Fund Directors Forum; acquired fund fees and expenses; expenses of third party consultants engaged by the Board; expenses in connection with the negotiation and renewal of the revolving credit facility; and miscellaneous and extraordinary expenses incurred by the Trust.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (excluding: (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third-party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the footnote to the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio’s Portfolio Summary during the current fiscal year. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” for the Portfolios may be higher than the contractual limitation for the Portfolios as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement with respect to each Portfolio is expected to continue until at least April 1, 2027. The expense reimbursement arrangement with respect to each Portfolio will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement with respect to each Portfolio may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the arrangement at any time with respect to a Portfolio if it determines that it is in the best interests of the Portfolio and its shareholders.

Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that each Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.

Transfer Agency and Service Agreement

Under its Transfer Agency and Service Agreement with the Trust, TNTC as Transfer Agent has undertaken to perform certain services for the Portfolios described in this SAI, including but not limited to the following: (i) answer shareholder inquiries and respond to requests for information regarding the Trust; (ii) process purchase and redemption transactions; (iii) establish and maintain shareholder accounts and subaccounts; (iv) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (v) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to shareholders; (vi) act as dividend disbursing agent; (vii) report abandoned property to state authorities; (viii) impose, collect, account for and administer redemption fees if applicable on redemptions and exchanges; (ix) process, handle and account for all “as of” transactions; (x) conduct daily reviews of management reports related to late trading and daily value reviews with respect to the Trust’s excessive trading policies; and (xi) maintain appropriate records relating to its services. The Trust may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by TNTC under the Transfer Agency and Service Agreement and the assumption by TNTC of related expenses with respect to the Portfolios described in this SAI, TNTC is entitled to a fee from the Trust, payable monthly, at an annual rate of 0.015% of the average daily net assets of

48

the Portfolios. In addition, TNTC may be reimbursed for certain expenses as provided under the Transfer Agency and Service Agreement. Northern Trust may enter into agreements with financial intermediaries through which customers own shares of the Siebert Williams Shank shares class of the Portfolios, pursuant to which Northern Trust pays these financial intermediaries for providing certain shareholder services described in the preceding paragraph. The payments made by Northern Trust to financial intermediaries will be paid by Northern Trust and will not represent an additional expense to the Portfolios or their shareholders. Conflict of interest restrictions under state and federal law (including the Employee Retirement Income Security Act of 1974 (“ERISA”)) may apply to the receipt by such financial intermediaries of such compensation in connection with the investment of fiduciary funds in Siebert Williams Shank shares of the Portfolios. The Transfer Agency and Service Agreement shall continue indefinitely until terminated by the Trust by not less than 90 days’ written notice or by the Transfer Agent by not less than six months written notice.

For the fiscal years indicated below, the amount of transfer agent fees paid by each of the Portfolios was as follows:

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Treasury Portfolio	$13,376,098	$12,380,137	$10,744,663
Treasury Instruments Portfolio(1)	694,964	90,136	N/A
U.S. Government Select Portfolio	4,747,698	4,550,509	4,190,882

(1)	The Portfolio commenced operations as of June 11, 2024.

Custody Agreement

Under its Custody Agreement with the Trust, TNTC (the “Custodian”), on behalf of each of the Portfolios (i) holds each Portfolio’s cash and securities, (ii) maintains such cash and securities in separate accounts in the name of the Portfolio, (iii) makes receipts and disbursements of funds on behalf of the Portfolio, (iv) receives, delivers and releases securities on behalf of the Portfolio, (v) collects and receives all income, principal and other payments in respect of the Portfolio’s investments held by the Custodian, (vi) to the extent applicable to the Portfolios, is responsible for the Portfolios’ foreign custody arrangements pertaining to its activities under the Custody Agreement, and (vii) maintains all records of its activities and obligations under the Custody Agreement. The Custodian may appoint one or more sub-custodians and shall oversee the maintenance by any sub-custodian of any securities or other assets held by each Portfolio. The Custody Agreement provides that the Custodian will use reasonable care, prudence and diligence with respect to its obligations under the Custody Agreement and the safekeeping of the Portfolios’ property and shall be liable to and shall indemnify the Trust from and against any loss that occurs as a result of the failure of the Custodian or a sub-custodian to exercise reasonable care, prudence and diligence with respect to their respective obligations under the Custody Agreement and the safekeeping of such property. The Custodian is not responsible for any act, omission, or default of, or for the solvency of, any eligible securities depository, nor is the Custodian responsible for any act, omission, or default of, or for the solvency of, any broker or agent that it or a sub-custodian appoints and uses unless such appointment and use is made or done negligently or in bad faith.

The Custodian receives from the Trust, with respect to services rendered to each Portfolio: (i) an annual fixed fee; plus (ii) an annual percentage of the Portfolio’s average daily net assets; plus (iii) an annual fixed dollar fee for each portfolio holding; plus (iv) fixed dollar fees for each trade in portfolio securities; plus (v) reimbursement for other out-of-pocket fees incurred by the Custodian.

The Custodian’s fees under the Custody Agreement are subject to reduction based on the Portfolios’ daily-uninvested U.S. cash balances (if any). The Custody Agreement shall continue indefinitely until terminated by the Trust by not less than 60 days’ written notice, or by the Custodian by not less than 90 days’ written notice.

49

For the fiscal years indicated below, the amount of custodian fees (after custodian credits, if any) paid by each Portfolio was as follows:

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Treasury Portfolio	$6,194,916	$5,776,314	$4,901,931
Treasury Instruments Portfolio(1)	303,712	48,727	N/A
U.S. Government Select Portfolio	2,275,084	2,134,218	1,891,993

(1)	The Portfolio commenced operations as of June 11, 2024.

BROKERAGE TRANSACTIONS

For the fiscal years ended November 30, 2025, 2024, and 2023, all portfolio transactions for the Portfolios were executed on a principal basis and, therefore, no brokerage commissions were paid by the Portfolios. Purchases by the Portfolios from underwriters of portfolio securities, however, normally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include the spread between the dealer’s cost for a given security and the resale price of the security. No commissions were paid by the Portfolios to any direct or indirect “affiliated persons” (as defined in the 1940 Act) of the Portfolios.

The Trust is required to identify any securities of its “regular brokers or dealers” as defined in Rule 10b-1 under the 1940 Act or of their parents that the Portfolios acquired during their most recent fiscal year.

“Regular brokers or dealers” under Rule 10b-1 include: (a) the ten brokers or dealers that received the greatest amount of brokerage commissions by virtue of direct or indirect participations in the company’s portfolio transactions; (b) the ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company; and (c) the ten brokers or dealers that sold the largest amount of securities of the investment company. During the fiscal year ended November 30, 2025, no Portfolio acquired, sold or owned any securities of their regular broker/dealers or their parent companies.

CONFLICTS OF INTEREST

NTI’s portfolio managers are often responsible for managing one or more portfolios, as well as other client accounts, including mutual funds, ETFs, separate accounts and other pooled investment vehicles. A portfolio manager may manage various client accounts that may have materially higher or lower fee arrangements than the Portfolios. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts, certain investments are made for some accounts and not others or conflicting investment positions could be taken among accounts. Some portfolio managers may be dual officers of one or more NTI affiliates and undertake investment advisory duties for the affiliates. The portfolio managers have a responsibility to manage all client accounts in a fair and equitable manner. NTI takes reasonable steps to seek to obtain the best qualitative execution of securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, NTI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

NTI may have a financial incentive to favor accounts with performance-based fees because there may be an opportunity to earn greater fees on such accounts compared to accounts without performance-based fees. As a result, NTI may have an incentive to direct its best investment ideas to or allocate the sequencing of trades in favor of the account that pays a performance fee. NTI may also have an incentive to recommend investments that may be riskier or more speculative than those that it would recommend under a different fee arrangement.

50

NTI may invest client accounts in affiliated investment pools. If appropriate and consistent with the client’s investment objectives and applicable law, NTI may recommend to clients investment pools in which it or an affiliate provides services for a fee. NTI has an incentive to allocate investments to these types of affiliated investment pools in order to generate additional fees for NTI or its affiliates. In addition, NTI could direct its best investment ideas to these investment products or investment pools to the potential disadvantage of the Portfolios.

As NTI becomes aware of additional potential or actual conflicts of interest, they will be reviewed on a case-by-case basis.

NTI manages its client accounts consistent with applicable law and follows its own policies and procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being systematically favored or disadvantaged.

NTI provides advice and makes investment decisions for client accounts that it believes are consistent with each client’s stated investment objectives and guidelines. Advice given to clients or investment decisions made for clients may differ from, or may conflict with, advice given or investment decisions made for clients of an NTI affiliate. Conflicts may also arise because portfolio decisions regarding the Trust may benefit NTI or its affiliates or another account or portfolio managed by NTI or its affiliates. Actions taken with respect to NTI’s and its affiliates’ other portfolios or accounts managed by them may adversely impact the Portfolio, and actions taken by the Portfolio may benefit NTI or its affiliates or their other portfolios or accounts. NTI may also invest in the same securities that it or its affiliates recommend to clients. Investment decisions taken by NTI’s affiliates are generally unknown to NTI.

When NTI or an affiliate currently holds for its own benefit the same securities as a client, it could be viewed as having a potential conflict of interest.

Generally, NTI will not, as principal for its own account, buy securities from or sell securities to any client. It is possible that an affiliate, will, as principal, purchase securities from or sell securities to its clients.

From time to time securities to be sold on behalf of a client may be suitable for purchase by another client. In such instances, if NTI determines in good faith that the transaction is in the best interest of each client, it may arrange for the securities to be crossed between client accounts, as permitted under applicable law and regulation. Cross-trades present conflicts of interest, as there may be an incentive for NTI to favor one client to the disadvantage of another. NTI and the Trust have adopted policies on cross-trades that may be effected between the Portfolios and another client account. NTI conducts periodic reviews of trades for consistency with these policies. NTI has established certain policies and procedures designed to address conflicts of interest that may arise between its employees and clients as well as between clients and NTI or its affiliates. NTI’s employees must act in the best interests of its clients and generally do not have knowledge of proprietary trading positions or certain other operations of affiliates.

Receipt of research from brokers who execute client transactions involve conflicts of interest. To the extent that NTI uses commissions to obtain research services for NTI or TNTC, NTI or TNTC will receive a benefit as it will not have to pay for the research, products or services itself. NTI may, therefore, have an incentive to select or recommend a broker-dealer based on its interest in receiving research rather than in obtaining the lowest commission rate on the transaction. NTI or TNTC may also obtain research services from brokerage commissions incurred by client accounts that may not directly benefit such client accounts. Similarly, clients may benefit from research even if trades placed on their behalf did not contribute to the compensation of the broker-dealer providing such research. NTI and TNTC do not seek to allocate research services to client accounts proportionately to the commissions that the client accounts generate.

Also, NTI and TNTC may receive products and services that are mixed use. In these cases, NTI or TNTC will use commissions to pay only for the eligible portion of the product or service that assists NTI or TNTC in the investment decision-making process. Any ineligible portion of the product will be paid directly by NTI or

51

TNTC. NTI or TNTC makes a good faith effort to reasonably allocate such items and keeps records of such allocations although clients should be aware of the potential conflicts of interest.

NTI may provide investment advice to its affiliates and may provide investment advisory services to affiliates’ clients or act as an investment adviser to the registered or unregistered investment pools in which these clients may invest. TNTC and NTI share a common trading desk and may have shared arrangements with investment research vendors. Also, these affiliates may provide marketing services to NTI, including the referral of certain clients.

NTI may have common management and officers with some of its affiliates. NTI shares facilities with affiliates and relies on TNTC and other affiliates for various administrative support, including information technology, human resources, business continuity, legal, compliance, finance, enterprise risk management, internal audit and general administrative support.

NTI’s affiliations may create potential conflicts of interest. NTI seeks to mitigate the potential conflicts of interest to ensure accounts are managed at all times in a client’s best interests and in accordance with client investment objectives and guidelines through regular account reviews attended by investment advisory, compliance and senior management staff. NTI also seeks to mitigate potential conflicts of interest through a governance structure and by maintaining policies and procedures that include, but are not limited to, personal trading, custody and trading.

Various non-affiliated investment advisers that may manage NTI client accounts, or may be recommended to NTI clients, may use an NTI affiliate for banking, trust, custody, administration, brokerage and related services for which NTI’s affiliate may receive fees. NTI does not recommend or utilize non-affiliated investment advisers based upon their use of NTI affiliates.

Given the interrelationships among NTI and its affiliates, there may be other or different potential conflicts of interest that arise in the future that are not included in this section.

To the extent permitted by applicable law, NTI may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Portfolios. These payments may be made out of NTI’s assets, or amounts payable to NTI rather than as a separately identifiable charge to the Portfolios. These payments may compensate Intermediaries for, among other things: marketing the Portfolios; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Portfolios. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services for such products.

PROXY VOTING

The Trust has delegated the voting of portfolio securities to its Investment Adviser. The Investment Adviser has adopted the proxy voting policies and procedures applicable to Northern Trust Corporation and its affiliates (the “Northern Proxy Voting Policy”) for the voting of proxies on behalf of the Portfolios.

A Proxy Committee comprised of senior investment and compliance officers of Northern Trust Corporation, including officers of the Investment Adviser, has adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. The Investment Adviser has retained an independent third party proxy voting service (the “Service Firm”) to review

52

proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. The Proxy Committee will apply the Proxy Guidelines to any such recommendation. See Appendix B for the Northern Proxy Voting Policy.

Information regarding how the Portfolios voted proxies, if any, relating to portfolio securities for the most recent 12-month period ended June 30 will be available, without charge, upon request, by contacting Northern Trust at 800-637-1380 or northern-funds@ntrs.com, or by visiting the Northern Institutional Funds’ website at

https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature or the SEC’s website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

DISTRIBUTOR

The Trust, on behalf of the Portfolios, has entered into a distribution agreement (the “Distribution Agreement”) under which NFD, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), with principal offices at 190 Middle Street, Suite 301, Portland, Maine 04101, as agent, distributes the shares of each Portfolio on a continuous basis. NFD continually distributes shares of the Portfolios on an appropriate efforts basis. NFD has no obligation to sell any specific quantity of Portfolio shares. NFD and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Investment Adviser pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to NFD for such distribution services. However, the Investment Adviser has entered into an agreement (the “Distribution Services Agreement”) with NFD under which it makes payments to NFD in consideration for certain distribution-related services. The payments made by the Investment Adviser to NFD under the Distribution Services Agreement do not represent an additional expense to the Trust or its shareholders. The Distribution Agreement provides that the Trust will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD’s breach of confidentiality.

Under a License Agreement (the “License Agreement”) with Foreside Distributors, LLC (“Foreside Distributors”), Northern Trust Corporation agrees that the name “Northern Funds” may be used by Foreside Distributors and its subsidiary, NFD, in connection with providing services to the Trust on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name “Northern Funds” to any other person. The License Agreement provides that at such time as the License Agreement is no longer in effect, Foreside Distributors and NFD will cease using the name “Northern Funds.”

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust, as well as its Independent Trustees.

Deloitte & Touche LLP, an independent registered public accounting firm, 111 South Wacker Drive, Chicago, Illinois 60606, has been appointed to serve as an independent registered public accounting firm for the Trust. In addition to audit services, an affiliate of Deloitte & Touche LLP reviews the Trust’s federal and state tax returns.

IN-KIND PURCHASES AND REDEMPTIONS

Payment for shares of each Portfolio may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further

53

information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, each Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Although each Portfolio generally will redeem shares in cash, each Portfolio reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from the Portfolio. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s NAV per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

REDEMPTION FEES AND REQUIREMENTS

Shares of the Portfolios are sold and generally redeemed without any purchase or redemption charge imposed by the Trust.

The exercise of voting rights and the delivery to Customers of shareholder communications from the Trust will be governed by the Customers’ account agreements with the Institutions. Customers should read the Prospectuses in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

54

NET ASSET VALUE

As stated in the Prospectus, each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. Each of the Portfolios is permitted to and seeks to maintain a NAV of $1.00 per share and, in this connection, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if a Portfolio sold the instrument. During such periods, the yield to investors in a Portfolio may differ somewhat from that obtained in a similar entity, which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

Under Rule 2a-7, the Board, in supervising the Trust’s operations and delegating special responsibilities involving portfolio management to the Investment Adviser, has established procedures that are intended, taking into account current market conditions and the Portfolios’ investment objectives, to stabilize the NAV of each Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees’ procedures include periodic monitoring of the difference (the “Market Value Difference”) between the amortized cost value per share and the NAV per share based upon available indications of market value. Available indications of market value used by the Trust consist of actual market quotations or appropriate substitutes, which reflect current market conditions and include (i) quotations or estimates of market value for individual portfolio instruments and/or (ii) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments. In the event the Market Value Difference of a given Portfolio exceeds certain limits or the Board believes that the Market Value Difference may result in material dilution or other unfair results to investors or existing shareholders, the Board will cause the Portfolio to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. These actions may include selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in-kind, or utilizing a NAV per share based upon available indications of market value which under such circumstances would vary from $1.00. In order to stabilize the NAV of a Portfolio, the Trustees may consider enacting certain measures such as reducing the number of outstanding shares. Such reduction may be effected by having each shareholder proportionately contribute to the Portfolio’s capital the necessary shares to restore such NAV per share. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in the Portfolio. Actions taken to maintain a stable $1.00 per share could result in shareholders holding fewer shares of the Portfolio and/or experiencing a loss in the aggregate value of their investment in the Portfolio. There is no assurance such measures will result in a stable NAV per share of $1.00.

The Portfolios may also hold cash for the purpose of stabilizing its NAV per share. Holdings of cash may lower (or, in a negative interest rate environment, increase) the yield of such Portfolio’s shares. Each Portfolio may continue to use the amortized cost method of valuation so long as the Board believes that the method fairly reflects the market-based NAV per share and the Portfolios comply with the other requirements of Rule 2a-7. See “Rule 2a-7 Requirements” above.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange (the “Exchange”) is stopped at a time other than 4:00 p.m. Eastern Standard Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than a Portfolio’s official closing NAV. For instance, if a pricing error is discovered that impacts a Portfolio’s NAV, the corrected NAV would be

55

the official closing NAV and the erroneous NAV would be a NAV other than a Portfolio’s official closing NAV. Those transactions that were processed using the erroneous NAV may then be reprocessed using the official closing NAV. In addition, each Portfolio may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

On days when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Portfolios may cease or advance the deadline for accepting purchase and redemption orders for same business day credit up to one hour before the SIFMA recommended closing time (the “advanced closing time”). On days on which the Portfolios close early because of SIFMA’s recommendations, purchase and redemption orders received after the advanced closing time shall be effected on the next business day. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

A “business day” is each day that the Exchange is open for business, except when the following federal holidays are observed: Columbus Day and Veterans Day. Portfolio shares will generally not be priced on days that the Exchange is closed, although Portfolio shares may be priced on such days if SIFMA recommends that the bond markets remain open for all or part of the day.

The Investment Adviser is not required to calculate the NAV of a Portfolio on days during which no shares are tendered to a Portfolio for redemption and no orders to purchase or sell shares are received by a Portfolio, or on days on which there is an insufficient degree of trading in the Portfolio’s portfolio securities for changes in the value of such securities to affect materially the NAV per share.

In the event that (i) a Portfolio, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Portfolio’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Board or (ii) the Board, including a majority of Independent Trustees, determines that such a deviation is likely to occur, and the Board, including a majority of Independent Trustees, irrevocably has approved the liquidation of the Portfolio, the Portfolio’s Board has the authority to suspend redemptions of Portfolio shares.

The Portfolios currently do not intend to avail themselves of the ability to impose liquidity fees. However, the Board reserves the right, with notice to shareholders, to change this policy with respect to the Portfolios, thereby permitting the Portfolios to impose discretionary liquidity fees in the future, if determined to be in the best interests of the Portfolio.

56

TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL—GENERAL INFORMATION

Each Portfolio has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code. As a regulated investment company, each Portfolio generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the Portfolio’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which: (a) the Portfolio has not invested more than 5% of the value of its total assets in securities of the issuer and (b) the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, each Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Portfolio intends to comply with these requirements. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions attributable to tax-exempt income) to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income with certain modifications

57

and capital gain net income (excess of capital gains over capital losses) by the end of each calendar year. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

The capital losses of a Portfolio, if any, do not flow through to shareholders. Rather, a Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If a Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of a Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of a Portfolio’s next taxable year, and the excess (if any) of a Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of a Portfolio’s next taxable year. Any such net capital losses of a Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by a Portfolio in succeeding taxable years.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Portfolio. An ownership change generally results when shareholders owning 5% or more of a Portfolio increase their aggregate holdings by more than 50% over a 3-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. A Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Portfolio’s control, there can be no assurance that a Portfolio will not experience, or has not already experienced, an ownership change. Additionally, if a Portfolio engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Portfolio of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Portfolio shareholders would otherwise have enjoyed from use of such capital loss carryovers.

STATE AND LOCAL TAXES

Although each Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

Many states grant tax-free status to dividends paid to shareholders of a fund from interest income earned by that fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by Ginnie Mae or Fannie Mae, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment.

POTENTIAL PASS-THROUGH OF TAX CREDITS

If a Portfolio holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during a Portfolio’s taxable year, the Portfolio may elect for U.S. Federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Portfolio for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, and a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” (which includes certain qualified bonds issued before January 1, 2011) or certain other specified

58

bonds. If a Portfolio were to make an election, a shareholder of the Portfolio would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits. However, such tax credits are generally not refundable. There is no assurance that a Portfolio will elect to pass through any such income and credits. Certain limitations may apply on the extent to which the credit may be claimed. The TCJA repeals the rules related to tax credit bonds and is effective for bonds issued after December 31, 2017, but does not affect the tax treatment of bonds issued prior to January 1, 2018.

The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are advised to consult their tax advisors with specific reference to their own tax situation, including the application of state and local taxes.

59

DESCRIPTION OF SHARES

The Trust Agreement permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees of the Trust may hereafter create series in addition to the Trust’s five existing series, which represent interests in the Trust’s five respective portfolios, three of which are described in this SAI. The Trust Agreement also permits the Board to classify or reclassify any unissued shares into classes within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in three separate classes of shares in each of the Portfolios: Shares, Service Shares and Premier Shares, as well as a fourth class of Shares with respect to the Treasury Portfolio, Treasury Instruments Portfolio and the U.S. Government Select Portfolio, Siebert Williams Shank Shares. Shares, Service Shares and Premier Shares are described in a separate prospectus and SAI, and a fifth class of Shares with respect to the Treasury Instruments Portfolio: Digital Enabled Shares, which are described in a separate prospectus and SAI.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees: (i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class. There are currently no Series Trustees for the Trust.

Under the terms of the Trust Agreement, each share of each Portfolio is without par value, which represents a proportionate interest in the particular Portfolio with each other share of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, shareholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under “Account Policies and Other Information” in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Portfolio may be suspended for more than seven days (i) for any period during which the Exchange is closed, other than the customary weekends or holidays, or trading in the markets a Portfolio normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for a Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Portfolio. The Trust also may suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Portfolio are redeemable at the unilateral option of the Trust. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Portfolios are not issued.

The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios and the other portfolios of the Trust normally are allocated in proportion to the NAV of the respective investment portfolios except where allocations of direct expenses can otherwise be fairly made.

NOTICE: Under Section 72.1021(a) of the Texas Property Code, initial investors in the Portfolios who are Texas residents may designate a representative to receive notices of abandoned property in connection with Portfolio shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-637-1380 to obtain a form for providing written notice to the Trust.

60

Each Portfolio and other portfolios of the Trust entitled to vote on a matter will vote in the aggregate and not by portfolio, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular portfolio.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share (and proportionate fractional votes for fractional shares held) or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. The power to call a vote with respect to shareholders of the Portfolios is vested exclusively with the Board. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law.

The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Board may not, without the affirmative vote of the holders of a majority of the outstanding shares of the Trust, amend or otherwise supplement the Trust Agreement or amend and restate a trust investment to reduce the rights, duties, powers, authorities and responsibilities of the Trustees, except to the extent such action does not violate the 1940 Act. Subject to the foregoing, the Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any

61

amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

62

The term “majority of the outstanding shares” of either the Trust or investment portfolio or a fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such Portfolio or fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such Portfolio or fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such Portfolio or fund.

The Trust’s by-laws state that, unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forums for any Shareholder (including a beneficial owner) to bring (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim or breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s Shareholders, (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Delaware Statutory Trust Act or the Trust’s Trust Instrument or by-laws; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine, shall be a state or federal court located within the State of Delaware. The Trust’s by-laws also state that any persons or entity that is a shareholder of the Trust shall be deemed to have notice of and consented to the foregoing provisions of the Trust’s by-laws.

As of March 2, 2026, TNTC and its affiliates held of record outstanding shares of each Portfolio as agent, custodian, trustee or investment adviser on behalf of their customers. The amount of shares held of record may be more than 25%. TNTC has advised the Trust that the following persons (whose mailing address, unless otherwise indicated, is: c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603) owned of record or are known by the Portfolios to have beneficially owned 5% or more of the outstanding shares of the Portfolios’ classes as of March 2, 2026:

	Number of Shares	% of Class
Treasury Portfolio—Shares
Hare & Co*	5,343,223,752	23.01%
ATTN STIF Operations
PO Box 223910
Pittsburgh, PA 15251

Bank of New York Mellon*	3,191,575,328	13.75%
Hare & Co
ATTN STIF V Michael Patton
PO Box 223910
Pittsburgh, PA 15251

Treasury Portfolio—Siebert Williams Shank Shares
Hare & Co*	3,485,268,556	93.24%
ATTN STIF Operations
PO Box 223910
Pittsburgh, PA 15251

Treasury Portfolio—Premier Shares
The Northern Trust Company	7,6889,169,095	100%
FBO Treasury Portfolio Sweep Account*

Treasury Instruments Portfolio—Shares
GS Global Cash Services Omnibus Account	1,332,967,266	34.59%
ATTN Financial Control
71 S Wacker Suite 1200
Chicago, IL 60606

63

	Number of Shares	% of Class
Mayo SEG Working Cap	403,298,895	10.47%
50 S La Salle
Chicago, IL 60604

Canandaigua National BK	345,884,239	8.98%
50 S La Salle
Chicago, IL 60604

Hare & Co	285,000,001	7.40%
ATTN STIF Operations
PO Box 223910
Pittsburgh, PA 15251

De Gran 2007 F C Non GST Ex	201,023,857	5.22%

Treasury Instruments Portfolio—Premier Shares
The Northern Trust Company	6,075,157,128	100%
FBO Treasury Portfolio Sweep Account*

Treasury Instruments Portfolio—SWS
VISA Inc	25,332,166.210	100%
900 Metro Center Blvd
Foster City, CA 94404

U.S. Government Portfolio—Shares
The Northern Trust Company	22,908,011,108	96.10%
FBO U.S. Government Portfolio Sweep Account*

U.S. Government Select Portfolio—Shares
The Northern Trust Company	17,051,026,593	61.64%
FBO U.S. Government Select Portfolio Sweep Account*

TNT-LDN-Funding Cash Account	2,040,179,861	7.38%

U.S. Government Select Portfolio—Service Shares
Old Second National Bank*	64,655,212	76.96%

Park National Bank*	19,353,022	23.04%
50 N. Third Street
Newark, OH 43055

U.S. Government Select Portfolio—Siebert Williams Shank Shares
GS Global Cash Services Omnibus*	1,530,642,262	44.78%
FBO Goldman Sachs & Co. LLC Customers
71 S. Wacker, Suite 1200
Chicago, IL 60606

JPMS—Chase Processing 28521*	600,758,599	17.58%
FBO Facebook Inc.
4 Chase, Metrotech Center, 7th Floor
Brooklyn, NY 11245

Microsoft Capital Group	250,000,000	7.31%
ATTN Treasury Operations
One Microsoft Way
Redmond, WA 98052

64

	Number of Shares	% of Class
JPMS—Chase Processing 28521*	200,000,000	5.85%
FBO American Honda Motor
4 Chase, Metrotech Center, 7th Floor
Brooklyn, NY 11245

AT&T Inc	186,400,000	5.45%
ATTN STIF Operations
208 S AKARD #1800 01
Dallas, TX 75202

* Record Owner with respect to multiple accounts.

To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Portfolio, such shareholder may be deemed a “control person” of that Portfolio for purposes of the 1940 Act.

As of March 2, 2026, the Trust’s Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each class of each Portfolio.

65

FINANCIAL STATEMENTS

The audited financial statements of the Portfolios and related report of Deloitte & Touche LLP, an independent registered public accounting firm, contained in the Portfolios’ Form N-CSR filing for the fiscal year ended November 30, 2025, are hereby incorporated by reference herein. No other parts of the Portfolios’ Form N-CSR filing are incorporated by reference herein. Copies of the Portfolios’ Annual Report and the Portfolios’ financial statements may be obtained upon request and without charge, from the Transfer Agent by writing to the Northern Institutional Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-637-1380 (toll-free).

66

OTHER INFORMATION

More information regarding various contracts or other documents referenced in the Prospectus or SAI can be found in the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part. The Registration Statement, including the exhibits filed therewith, is available on the SEC’s website at www.sec.gov.

NIF SAI SWS (4/26)

67

This page intentionally left blank.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market, typically, with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1”—A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

“A-2”—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3”—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B”—A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C”—A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D”—A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings—S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

“NR”—This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Ratings (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1”—Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term debt obligations.

“P-2”—Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term debt obligations.

“P-3”—Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term debt obligations.

“NP”—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR”—Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention1. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1”—Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”—Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3”—Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B”—Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C”—Securities possess high short-term default risk. Default is a real possibility.

“RD”—Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D”—Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-)—The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. For the short-term rating category of “F1”, a “+” may be appended.

“NR”—Is assigned to an unrated issue of a rated issuer.

[1]	A long-term rating can also be used to rate an issue with short maturity.

The DBRS® Morningstar® Ratings Limited (“DBRS Morningstar”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The short-term obligations rated in this category typically have a term of shorter than one year. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)”—Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)”—Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)”—Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)”—Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)”—Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)”—Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3”—Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events, and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4”—Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5”—Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D”—Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

An S&P Global Ratings’ long-term issue credit rating is generally assigned to those obligations considered long-term in the relevant market, typically with an original maturity of greater than 365 days. The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA”—An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA”—An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A”—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB”—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C”—Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB”—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B”—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC”—An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC”—An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C”—An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D”—An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Plus (+) or minus (-)—The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR”—This indicates that a rating has not been assigned or is no longer assigned.

Local Currency and Foreign Currency Ratings—S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa”—Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa”—Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A”—Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa”—Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba”—Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B”—Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa”—Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca”—Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C”—Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

“NR”—Is assigned to unrated obligations.

Fitch’s long-term ratings consider the obligations’ relative vulnerability to default. Typically, long-term ratings have a timeframe of over 13 months for corporate, sovereign, and structured obligations and over 36 months for obligations in U.S. public finance markets. The following summarizes long-term ratings used by Fitch:

“AAA”—Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”—Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”—Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB”—Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB”—Securities considered to be speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”—Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC”—A “CCC” rating indicates that substantial credit risk is present.

“CC”—A “CC” rating indicates very high levels of credit risk.

“C”—A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to “AAA” ratings or to ratings below the “CCC” category.

“NR”—Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA”—Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA”—Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A”—Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB”—Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB”—Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B”—Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC” — Long-term debt rated “CCC” is of very highly speculative credit quality. In danger of defaulting on financial obligations.

“CC”/“C”—Long-term debt rated in any of these categories is considered distressed. The “CC” rating level is generally applied to financial obligations that are seen as highly likely to default or that are subordinated to financial obligations rated in the “CCC” to “B” range. The “C” rating level characterizes financial obligations for which default has not technically taken place but is considered unavoidable.

“D”/“SD”—A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency, or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, or in cases of a “distressed exchange”, a downgrade to “D” may occur. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are affected, such as the case of a “distressed exchange.”

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1”—A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2”—A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3”—A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D”—This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale “MIG-1”—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2”—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3”—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG”—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR”—Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

“VMIG-1”—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2”—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3”—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG”—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

“NR”—Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are forward-looking opinions on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS Morningstar provides independent credit ratings services for financial institutions, corporate and sovereign entities and structured finance products and instruments. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an entity or security. The Rating Committee process facilitates rating decisions, which are a collective assessment of DBRS Morningstar’s opinion rather than the view of an individual analyst. Ratings are based on sufficient information that incorporates both global and local considerations and the use of approved methodologies. They are independent of any actual or perceived conflicts of interest. DBRS Morningstar credit ratings are formed and disseminated based on established methodologies, models and criteria (Methodologies) that apply to entities and securities that we rate, including corporate finance issuers, financial institutions, insurance companies, public finance and sovereign entities as well as Structured Finance transactions. DBRS Morningstar methodologies are periodically reviewed and updated by the team.

This page intentionally left blank.

APPENDIX B

PROXY VOTING POLICIES & PROCEDURES

Effective Date: March 2, 2026

These policies and procedures apply to the voting of proxies by Northern Trust Corporation affiliates (“Northern Trust”) for accounts over which Northern Trust has been granted proxy voting discretion.

B-1

i

NORTHERN TRUST

PROXY VOTING

POLICIES AND PROCEDURES

These policies and procedures apply to the voting of proxies by Northern Trust Corporation affiliates (“Northern Trust”) for accounts over which Northern Trust has been granted proxy voting discretion.

The fundamental precept followed by Northern Trust in voting proxies is to ensure that the manner in which shares are voted is in the best interests of clients/beneficiaries and the value of the investment. As used in these policies and procedures, the term “clients/beneficiaries” means any person or entity having the legal or beneficial ownership interest, as the case may be, in a trust, custody or investment management account over which Northern Trust has discretionary proxy voting authority.

SECTION 1. PROXY COMMITTEE

Northern Trust’s Proxy Committee has responsibility for the adoption, content, interpretation and application of the Proxy Guidelines described in Section 2. Membership of the Proxy Committee consists of a group of senior Northern Trust investment and compliance officers. Meetings of the Proxy Committee may be called by the Chairperson or, in his or her absence, by any two committee members. Meetings may be conducted in person or telephonically. A majority of committee members present (in person or by proxy) will constitute a quorum for the transacting of business at any meeting. The approval of proxy votes or changes to these policies and procedures or the Proxy Guidelines may be made by majority vote of those present (in person or by proxy) at a meeting called for that purpose. Alternatively, the Committee may approve proxy votes or changes to these policies and procedures or the Proxy Guidelines described in Section 2 by a majority vote communicated telephonically (without a meeting) or electronically, provided that any action so approved is properly documented and reflected in minutes of the next meeting of the Committee.

SECTION 2. PROXY VOTING GUIDELINES

Northern Trust has adopted guidelines and procedures (together and as from time to time amended, the “Proxy Guidelines”) governing proxy voting for accounts over which Northern Trust has been granted proxy voting discretion.

Absent the special circumstances described in these policies and procedures, generally Northern Trust will exercise its proxy voting discretion in accordance with the applicable proxy guidelines designated in the client agreement or as otherwise disclosed to clients.

On an annual basis, Northern Trust’s Proxy Committee shall review the Proxy Guidelines and notify clients/beneficiaries of any material revisions to the Proxy Guidelines.

SECTION 3. USE OF THIRD PARTY PROXY VOTING SERVICE PROVIDERS

Northern Trust may delegate to one or more independent third party proxy voting services (“Proxy Voting Service” or “Proxy Voting Services”), the responsibility to review proxy proposals and to make voting recommendations to the Proxy Committee, and to execute proxy voting instructions in a manner consistent with the Proxy Guidelines. For proxy proposals described under the Proxy Guidelines, Northern Trust has provided supplementary instructions to the Proxy Voting Service(s) to guide it in making vote recommendations. In addition, Northern Trust has instructed the Proxy Voting Service not to exercise any discretion and to seek guidance from Northern Trust whenever it encounters situations that are either not covered by the Proxy Guidelines or where application of the Proxy Guidelines is unclear. In the event that the Proxy Voting Service

B-1

does not or will not provide recommendations with respect to any specific proxy proposals for securities over which Northern Trust or its affiliates have proxy voting discretion, the relevant proxy analyst at Northern Trust responsible for the relevant issuer or its business sector shall be responsible for reviewing the proxy proposal and making a voting recommendation to the Proxy Committee consistent with the Proxy Guidelines.

The Proxy Committee will review the Proxy Voting Service(s) on an annual basis. In connection with that review, it generally will assess each of the following factors along with other additional factors, if any, the Proxy Committee deems relevant: (1) the Proxy Voting Service’s capacity and competency in analyzing proxy issues and executing proxy related services; (2) the adequacy of the Proxy Voting Service’s staffing and personnel; (3) whether the Proxy Voting Service has robust policies and procedures that enable it to make proxy voting recommendations based on current and accurate information and implement the proxy voting services offered; and (4) the Proxy Voting Service’s ability to identify and address any real or potential conflicts of interests that exist or may have existed between the firm and its employees and the execution of proxy voting services provided to Northern Trust. The Proxy Committee will also regularly monitor the Proxy Voting Service(s) by requesting information from the Proxy Service(s) to determine whether any real or potential conflicts of interest exist as a result of changes to the firm’s business or internal policies. The Proxy Voting Service(s) will also be required to proactively communicate any (i) business changes or (ii) changes and updates to the firm’s policies and procedures that could impact the adequacy and quality of the proxy voting services or the firm’s ability to effectively manage conflicts.

SECTION 4. APPLICATION OF PROXY GUIDELINES

It is intended that the Proxy Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise specifically provided in these policies and procedures, the Proxy Committee may vote proxies contrary to the recommendations of the Proxy Voting Service, or, in the circumstances described in Section 3 above, a Northern Trust proxy analyst, if it determines such action to be in the best interests of Northern Trust clients/beneficiaries. In the exercise of such discretion the Proxy Committee may take into account a wide array of factors relating to the proxy voting matter under consideration, the nature of the proposal, and the company involved. As a result, a proxy voting proposal may be voted in one manner in the case of one company and in a different manner in the case of another company where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in full context. For example, a particular proxy voting proposal may be acceptable on a stand- alone basis, but objectionable when part of an existing or proposed proxy voting package, such as where the effect may be to entrench management. Special circumstances may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote after taking into account the clients/beneficiaries circumstances, including adhering to special voting instructions from the clients/beneficiaries.

SECTION 5. PROXY VOTING CHOICE

Northern Trust offers fund participants in select pooled investment vehicles the option to select from a menu of Proxy Guidelines options designated by Northern Trust (“Proxy Voting Choice”). The Proxy Guidelines eligible to be used in a Proxy Voting Choice menu are described in Exhibit A.

Portfolio management teams for Northern Trust Investments, Inc. and Northern Trust Global Investments, Inc., in consultation with the appropriate subject matter experts as needed (e.g., Stewardship, Institutional Client Group, Operations, Compliance, Legal, and outside counsel), generally have the responsibility for identifying the Proxy Guidelines most suitable to a fund’s investment objectives (the “Default Proxy Guidelines” of the fund).

B-2

Participation in Proxy Voting Choice is elective. Participants in eligible funds may voluntarily select from the menu of Proxy Guidelines, and once selected, proxies for the eligible fund will be voted on a pro-rata share basis in accordance with the participant’s selection. The Default Proxy Guidelines shall apply to the pro-rata shares of all participants who do not choose to elect an option from the Proxy Voting Choice menu offered. Except under special circumstances, Proxy Guidelines will be applied at the account level for fund clients, and at the transfer agent or investment level for transfer agent clients. If a client holds two funds in two separate trust accounts, or direct at the transfer agent, then separate Proxy Guideline elections can be accommodated. In the event a client wants to operationally have multiple Proxy Guidelines applied for different accounts or fund investments, this can be manually applied upon written confirmation. Furthermore, in certain markets or situations where split voting is not permitted, the Default Proxy Guidelines will apply to all voting matters on behalf of all fund participants.

As a fiduciary to its pooled funds, Northern Trust must ensure that votes exercised for the pooled funds that it manages are cast in a pooled funds interest and in accordance with policies and procedures that are prudently designed to meet legal and regulatory requirements applicable to the pooled funds. As such, the Proxy Committee reviews all third-party voting policies prior to their availability for use for Proxy Voting Choice to ensure they are consistent with applicable fiduciary standards and suitable for most pooled fund investment objectives and policies. Some factors that the Proxy Committee may consider include, whether the third-party provider follows a fiduciary process in developing proxy voting procedures and guidelines, the manner in which the third-party’s procedures to into consideration material facts and circumstance specific to each voting decision. The Proxy Committee may also consider client feedback in relation to specific guideline orientations or strategy approaches which they would like to have offered.

SECTION 6. MATERIAL CONFLICTS OF INTEREST

Northern Trust has sought to address proxy related conflicts of interest in various ways, including the establishment, composition and authority of the Proxy Committee, and the delegation of primary responsibility for proxy review and vote recommendation functions to the Proxy Voting Service. For these reasons, the potential for conflicts of interest in the voting of proxies generally arises only where the Proxy Committee is considering the possibility of voting in a manner contrary to a vote recommendation received from the Proxy Voting Service or where the Proxy Voting Service has not provided a vote recommendation. In these situations, the Proxy Committee will need to determine whether a material conflict of interest exists. For example, a material conflict of interest could arise when a proxy relates to the following non-exclusive types of issues:

•	Securities issued by Northern Trust Corporation or its affiliates.

•	Matters in which Northern Trust has a direct financial interest (such as shareholder approval of a change in mutual fund advisory fees where Northern Trust is the fund advisor).

•

Instances where Northern Trust, its board members, executive officers, and/or others maintain relationships with the issuers of securities, proponents of shareholder proposals, participants in proxy contests, corporate directors or candidates for directorships.

•	Instances where an attempt has been made to directly or indirectly influence the voting recommendation that is made.

Where the Proxy Committee determines that it is subject to a material conflict of interest, it may resolve the conflict in any of the following ways, which may vary, consistent with its duty of loyalty and care, depending on the facts and circumstances of each situation and the requirements of applicable law:

•	Following the vote recommendation of an independent fiduciary appointed for that purpose;

•	Voting pursuant to client direction;

B-3

•	Abstaining; or

•	Voting pursuant to a “mirror voting” arrangement (under which shares are voted in the same manner and proportion as some or all of the other shares not voted by the Proxy Committee).

For proxies issued by the Northern Trust Corporation that are held in accounts where Northern Trust has voting discretion, Northern Trust will generally abstain from voting on all votable ballot items.

SECTION 7. PROXY VOTING RECORDS; CLIENT DISCLOSURES

Northern Trust will maintain the following records relating to proxy votes cast under these policies and procedures:

A.	A copy of these policies and procedures and accompanying exhibits

B.	A copy of each proxy statement Northern Trust receives regarding client securities. C. A record of each vote cast by Northern Trust on behalf of a client.

D.	A copy of any document created by the Proxy Committee that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.

D.

A copy of each written client request for information on how Northern Trust voted proxies on behalf of the client, and a copy of any written response by Northern Trust to any (written or oral) client request for information on how Northern Trust voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. Northern Trust may rely on one or more third parties to make and retain the records referred to in items B. and C. above.

The Proxy Committee will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request. It is generally the policy of Northern Trust not to disclose its proxy voting records to third parties, except as may be required by applicable laws and regulations.

SECTION 8. ERISA ACCOUNTS

For plans governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA Plans”), it is considered a fiduciary act to manage the voting rights that are connected to ERISA Plan assets that are shares of stock. ERISA Plans are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Northern Trust, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA, including the fiduciary duty of prudence, the exclusive benefit rule, and the duty to act in accordance with the plan documents. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries.

ERISA fiduciaries may decide not to vote on a proxy or exercise a shareholder right. When deciding whether to vote on a proxy, fiduciaries must carry out their duties: (i) prudently, and (ii) solely in the interests of the participants and beneficiaries and for the exclusive purpose of providing benefits to participants and beneficiaries and defraying the reasonable expenses of administering the ERISA Plan. Specifically, when deciding whether to vote on a proxy, a fiduciary must:

•	act solely in accordance with the economic interest of the plan and its participants and beneficiaries;

•	consider any costs involved;

B-4

•	not subordinate the interests of the participants and beneficiaries in their retirement income or financial benefits under the plan to any other objective;

•	evaluate relevant facts that form the basis for any particular proxy vote or other exercise of shareholder rights; and

•	exercise prudence and diligence in the selection and monitoring of persons, if any, selected to exercise shareholder rights or otherwise advise on or assist with exercises of shareholder rights.

This Policy is designed to ensure proxy voting decisions are made in accordance with the fiduciary obligations listed above.

ERISA fiduciaries may engage with a Proxy Voting Service to provide recommendations regarding proxies. However, the fiduciary must first determine that such proxy advisor firm or service provider’s proxy voting guidelines are consistent with the fiduciary’s obligations described above. Northern Trust reviews the Northern Trust Proxy Guidelines and Proxy Voting Services on an annual basis, as described in Sections 2 and 3 of this Policy.

For avoidance of doubt, this Policy provides that the authority to vote a proxy shall be exercised pursuant to specific parameters prudently designed to serve the plan’s interests in providing benefits to participants and their beneficiaries and defraying reasonable expenses of administering the plan; and is periodically reviewed for compliance, as described in Section 2 of this Policy. However, this policy does not (i) preclude a fiduciary from submitting a proxy vote when the fiduciary has prudently determined that the matter being voted upon will have a significant effect on the value of the investment, or the investment performance of the plan’s assets, after accounting for the costs involved; or (ii) require a fiduciary to submit a proxy vote when the fiduciary has prudently determined that the matter being voted upon will not have a significant effect on the value of the investment, or the investment performance of the plan’s assets, after accounting for the costs involved.

Generally, an ERISA Plan’s trustee will have the exclusive responsibility to vote the proxies unless:

•	the trustee is subject to the direction of a named fiduciary who is not a trustee;

•	the named fiduciary delegates to an investment manager the authority to manage, acquire, or dispose of plan assets; or

•	the named fiduciary delegates to an investment manager the authority to manage, acquire, or dispose of certain assets, but retains the right to direct the trustee when voting proxies.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. It is the policy of Northern Trust to follow the provisions of a plan’s governing documents in the voting of employer securities unless it determines that to do so would breach its fiduciary duties under ERISA.

In general, for pooled investment vehicles that are treated as “plan assets” for purposes of ERISA, investing plan clients that are subject to ERISA will be required to accept this Policy as a condition of investment. For pooled investment vehicles that have implemented “Proxy Voting Choice,” the fiduciary of an investing plan

B-5

may choose guidelines other the Default Proxy Guidelines described in Section 5, except for the Climate guidelines. If the plan fiduciary chooses guidelines other than the Default Proxy Guidelines, the plan fiduciary is responsible for determining, and has made a determination that, the selected proxy voting policy is consistent with ERISA and the plan’s own proxy voting policies/guidelines. Once guidelines are selected, proxies for the eligible fund will be voted on a pro-rata share basis in accordance with the guidelines that were selected. The Default Proxy Guidelines shall apply to the pro-rata shares for those who do not choose to elect an option from the Proxy Voting Choice menu.

SECTION 9. MUTUAL FUNDS

Proxies of registered management investment companies will be voted subject to any applicable investment restrictions of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

SECTION 10. OTHER SPECIAL SITUATIONS

Northern Trust may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Northern Trust must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, Northern Trust will not vote those proxies in the absence of an unusual, significant vote. Various accounts over which Northern Trust has proxy voting discretion participate in securities lending programs administered by Northern Trust or a third party. Because title to loaned securities passes to the borrower, Northern Trust will be unable to vote any security that is out on loan to a borrower on a proxy record date. If Northern Trust has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where Northern Trust believes the benefits of voting the security outweigh the costs of terminating the loan, consistent with the terms and conditions of Northern Trust’s procedures for recall of securities out on loan. In such instances, Northern Trust shall recall the shares on loan on a best efforts basis.

B-6

EXHIBIT A. PROXY GUIDELINES

Northern Trust’s Proxy Committee has responsibility for the adoption, content, interpretation and application of the Proxy Guidelines described in Section 2.

As of the of the effective date of these policies and procedures1 each of the Proxy Guidelines listed below have been either internally developed or reviewed, and adopted by the Proxy Committee.

Guideline Name	Strategy Approach	Guideline Description Link(s)[2]
Northern Trust Proxy Guidelines	Guidelines developed by Northern Trust’s Proxy Voting Committee under a fundamental precept of ensuring the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. The guidelines take into consideration common and best market practice standards in governance to promote total shareholder value and risk mitigation while applying a thoughtful and considered approach to environmental and social issues.	US and Non-US Securities

Socially Responsible Investor (SRI)	The SRI guidelines were developed by a third party to be consistent with the dual objectives of socially responsible shareholders - economic returns and good corporate governance, as well as ethical behavior of corporations and the social and environmental impact of the actions or companies in which they invest.	US Securities Non-US Securities

Taft-Hartley	Developed specifically for Taft-Hartley pension funds & investment managers, as well as AFL-CIO aligned accounts, the Taft-Hartley guidelines were developed by a third party based on the AFL-CIO. The guidelines are fully compliant with the fiduciary voting responsibilities of the Taft Hartley Labor Act.	US Securities Non-US Securities

Board Aligned	The Board-Aligned guidelines were developed by a third party for investors who generally prefer to vote in a manner that upholds foundational corporate governance principles, while generally following the board’s recommendation around environmental and social matters.	US Securities Non-US Securities

Climate	The Climate guidelines were developed by a third party to be consistent with widely recognized climate frameworks including the TCFD, GRI, and SASB standards. They are intended to balance the need for good disclosure on climate-related risks along with evaluation of a company’s preparedness to face and mitigate climate risks in a low carbon economy as well as alignment with global climate norms expectations (e.g. SFDR). On matters of corporate governance and executive compensation the Climate guidelines approach is based on principles of best practice and a focus on creating and preserving long-term economic value.	US Securities Non-US Securities

1

This is the effective date from which the Proxy Committee has last developed or reviewed, and adopted or re-affirmed the Proxy Guideline. Each Proxy Guideline has its own effective or last amended date.

2	These links are current as of the Effective Date of these policies and procedures and may be superseded by more current versions.

B-7

PROXY VOTING GUIDELINES

Effective Date March 2, 2026

i

ii

I. The Board of Directors

A. Voting on Director Nominees in Uncontested Elections

Northern Trust generally votes for director nominees in uncontested elections absent countervailing factors such as a lack of director independence (see below), chronic, unjustified absenteeism, concerns regarding the inattentiveness of the nominee, including the number of public company boards on which the nominee sits, and if the nominee sits on an audit, compensation or risk committee, concerns regarding the actions taken by such committees.

B. Director Independence

For any situations not already covered by a rule or regulation, Northern Trust will generally vote for shareholder proposals requesting that the board of a company be comprised of a majority of independent directors and will generally vote against shareholder proposals requesting that the board of a company be comprised of a supermajority of independent directors. Northern Trust generally votes for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively and withholds votes for the election of non-independent directors serving on an audit, compensation or nominating committee or board.

Northern Trust generally leaves the choice of chairman to the board’s discretion as Northern Trust’s support for proposals that principal committees consist exclusively of independent directors and that the board be comprised of a majority of independent directors provides sufficient checks and balances. However, Northern Trust will vote case by case on whether to support shareholder resolutions seeking the separation of chairman and CEO in circumstances where shareholder interests may be better served by having an independent chair. Such circumstances may include, during periods of organizational re-structuring, during periods of sustained under performance relative to peers, during a period of leadership transition, or where concerns arise as to the sufficiency of independence the board has from management.

Northern Trust generally supports the listing standards or local market practice on non-executive director independence. Northern Trust may apply a stricter standard for director independence at companies that exhibit poor governance practices. A non-executive director in these instances would not be considered independent if he or she:

•	Has been an employee of the company within the last five years;

•	Has, or has had within the last three years, a material business relationship with the company;

•	Is a company founder;

•	Represents a significant shareholder; or

•	Has close family ties with any of the company’s advisers, directors, or senior employees.

C. Director Attendance

Northern Trust will vote case by case on individual directors who attend fewer than 75 percent of board and board-committee meetings for two consecutive years.

D. Lead Independent Director

Northern Trust generally votes for shareholder proposals in support of the appointment of a lead independent director.

B-1

Northern Trust expects the role of the lead independent director to be set out within the board’s governance charter, with clearly defined powers that should include at minimum the ability to:

•	serve as a liaison between the company’s independent directors and the CEO;

•	lead the annual evaluation of the CEO’s performance and the annual evaluation of the independent board of directors;

•	be available for consultation and direct communication with major stockholders, if they so request;

•	approve meeting agendas for the board and the nature of information sent to the board;

•	call a special meeting of the board or a special executive session of the independent directors; and

•	add items to the agenda of any regular or special meeting of the board deemed necessary or advisable.

E. Overboarding Issues

Northern Trust generally votes against a director nominee if it is a CEO who sits on more than two public boards or a non-CEO who sits on more than four public boards.

F. Inclusivity

Companies benefit from having a wide range of perspectives and experiences on their boards and within senior management, including improved innovation and identification of business opportunities, effective leadership, productivity and connection with the workforce. Northern Trust believes that an effective board should be comprised of directors with a mix of skills and experience to ensure the Board has the necessary tools to perform its oversight function effectively; this includes a broad spectrum of experience and other attributes that are inclusive of the perspectives among a company’s shareholders, customers, and other critical stakeholders. To this end, we expect boards to provide sufficient disclosure on the range of skills, and experience that each director provides and how it aligns to effectively oversee the company’s business strategy. Northern Trust may vote against one or more incumbent directors of the nominating committee where we have concerns relating to the composition of the board, including where there is insufficient disclosure to adequately assess the mix of skills and experience.

In markets where there are regulatory expectations, listing standards, or minimum quotas with respect to board membership, Northern Trust will generally apply the same expectations.

G. Stock Ownership Requirements

Northern Trust generally votes against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

H. Board Evaluation and Refreshment

The board needs to ensure that it is positioned to change and evolve with the needs of the company. Boards should, on at least an annual basis, formally evaluate the CEO, the board as a whole, and individual directors. Evaluation of the board as a whole should consider the balance of skills, experience, independence, and knowledge of the company on the board relative to the company’s long-term strategic plan. Evaluation of the board should also consider the board’s composition, how the board works together as a unit, and other factors relevant to its effectiveness. Individual evaluation should aim to show whether each director continues to contribute effectively and to demonstrate commitment to the role.

B-2

We expect the board to disclose in its annual report or proxy statement how performance evaluation of the board, its committees and its individual directors has been conducted. Northern Trust may vote against the independent chair, lead independent director or presiding director in circumstances where the board appears to lack mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers.

Northern Trust does not consider mandatory retirement age caps or term limits to be appropriate in circumstances where shareholder interests may be better served by a longer-serving non-executive director remaining on the board. For example during periods of organizational restructuring or CEO/Chairman transition where constructive challenge from a longer serving non-executive director may be beneficial in the context of overall board composition and experience.

Northern Trust will generally vote against shareholder proposals to impose age and term limits unless the company is found to have poor board refreshment and director succession practices. Northern Trust will scrutinize boards that have a preponderance of non-executive directors with excessive long-tenures to ensure that new perspectives are being added to the board and that the board remains sufficiently independent from management.

I. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case by case basis. Northern Trust generally votes for proposals providing indemnification protection to officers and directors, and for proposals limiting the liability of officers and directors for monetary damages, provided such proposals do not appear to conflict with applicable law and cover only future actions.

II. Proxy Contests

A. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case by case basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;

•	Stock ownership positions; and

•	Environmental, Social and Governance (ESG) performance.

B. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case by case basis. Northern Trust will generally support such proposals in cases where (i) Northern Trust votes in favor the dissidents, and (ii) the proposal is voted on the same proxy as the dissident slate and, as such, is specifically related to the contested proxy at issue.

Northern Trust generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

B-3

III. Auditors

A. Ratifying Auditors

Northern Trust generally votes for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Northern Trust generally vote against auditor ratification and incumbent members of the Audit Committee if non-audit fees are excessive in relation to audit-related fees without adequate explanation.

Northern Trust generally votes against shareholder proposals that seek to restrict management’s ability to utilize selected auditors, subject to the qualifications set forth above.

IV. Proxy Contest Defenses

A. Board Structure: Staggered vs. Annual Elections

Northern Trust generally votes against proposals to classify the board and for proposals to repeal classified boards and to elect all directors annually.

B. Shareholder Ability to Remove Directors

Northern Trust generally votes for proposals that provide that directors may be removed only for cause.

Northern Trust generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

C. Cumulative Voting

Northern Trust generally votes against proposals to eliminate cumulative voting, unless such proposals are intended to effectuate a majority voting policy.

Northern Trust generally votes for proposals to institute cumulative voting, unless the company has previously adopted a majority voting policy, or a majority voting shareholder proposal, consistent with Northern Trust’s majority voting guidelines, is on the ballot at the same time as the cumulative voting proposal, in which case Northern Trust generally votes against such cumulative voting proposals.

D. Majority Voting

In analyzing shareholder proposals calling for directors in uncontested elections to be elected by an affirmative majority of votes cast, Northern Trust focuses on whether or not the company has adopted a written majority voting (or majority withhold) policy that provides for a meaningful alternative to affirmative majority voting.

In cases where companies have not adopted a written majority voting (or majority withhold) policy, Northern Trust generally votes for shareholder majority voting proposals.

In cases where companies have adopted a written majority voting (or majority withhold) policy, Northern Trust generally votes against shareholder majority voting proposals, provided that the policy is set forth in the company’s annual proxy statement and either:

•	Requires nominees who receive majority withhold votes to tender their resignation to the board;

B-4

•	Sets forth a clear and reasonable timetable for decision-making regarding the nominee’s status; and

•

Does not contain any specific infirmities that would render it an ineffective alternative to an affirmative majority voting standard or otherwise provides a meaningful alternative to affirmative majority voting.

In determining the adequacy of a company’s majority voting (or majority withhold) policy, Northern Trust may also consider, without limitation, any factors set forth in the policy that are to be taken into account by the board in considering a nominee’s resignation and the range of actions open to the board in responding to the resignation (e.g., acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.).

E. Shareholder Ability to Call Special Meetings

Northern Trust generally votes for proposals to restrict or prohibit shareholder ability to call special meetings, but may vote against such proposals and in favor of shareholder proposals to allow shareholders to call special meetings, taking into consideration the minimum ownership requirement called for in the resolution, existing shareholder rights mechanisms (e.g., proxy access, right to act by written consent, dual-class stock provisions and voting rights, quorum requirements on certain provisions, ability to amend bylaw and charter agreements, etc.), and the company’s overall record of responsiveness to shareholder concerns.

F. Shareholder Ability to Act by Written Consent

Northern Trust generally votes against shareholder proposals allowing shareholders to take action by written consent. Northern Trust will review on a case by case basis management proposals allowing shareholders to take action by written consent.

G. Shareholder Ability to Alter the Size of the Board

Northern Trust generally votes against proposals limiting management’s ability to alter the size of the board.

H. Failure to Sunset Problematic Governance Structures

Northern Trust believes that certain governance structures are better aligned with shareholders long-term interests. As such, we evaluate whether companies maintain features such as a classified board, supermajority vote requirements to amend governing documents, and other provisions which limit shareholder rights. Northern Trust expects the company to develop and implement a sunset provision where there is no discernable benefit to maintaining such structures. If no sunset provision is disclosed, Northern Trust may vote against the relevant committee member.

V. Tender Offer Defenses

A. Poison Pills

Northern Trust generally votes for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Northern Trust will review on a case by case basis management proposals to ratify a poison pill.

B. Fair Price Provisions

Northern Trust will review votes on a case by case on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B-5

Northern Trust generally votes for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. Greenmail

Northern Trust generally votes for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Northern Trust votes anti-greenmail proposals on a case by case basis when they are bundled with other charter or bylaw amendments.

D. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Northern Trust generally votes against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Northern Trust generally votes for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

E. Supermajority Shareholder Vote Requirement to Approve Mergers

Northern Trust generally votes against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations, while taking into account ownership structure, quorum requirements, and vote requirements.

Northern Trust generally votes for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations, while taking into account ownership structure, quorum requirements, and vote requirements.

VI. Miscellaneous Governance Provisions

A. Confidential Voting

Northern Trust generally votes for proposals requiring confidential voting and independent vote tabulators.

B. Bundled Proposals

Northern Trust votes on a case by case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

C. Shareholder Advisory Committees

Northern Trust votes on a case by case basis, proposals to establish a shareholder advisory committee.

D. Board of Directors Failure to Respond to Certain Majority Approved Shareholder Proposals

Northern Trust votes on a case by case basis on whether to withhold votes from certain directors in the event the board of directors has failed to adequately respond to a majority approved shareholder proposal. Northern Trust will generally not withhold votes from directors in cases where Northern Trust previously voted against the

B-6

majority approved shareholder proposal. In cases where Northern Trust previously voted in favor of the majority approved shareholder proposal, it will first determine whether it is appropriate under the circumstances to withhold votes from any directors, and if it determines that such action is appropriate it will then determine the director or directors from which votes should be withheld. Factors that will be taken into consideration include the documented response of the board, if any, concerning its action or inaction relating to the relevant shareholder proposal, whether particular board members served on a committee that was responsible for determining a response to the shareholder proposal, the importance of retaining particular directors or groups of directors to protect shareholder value, and such other factors as Northern Trust may deem appropriate.

E. Board of Directors Failure to Adequately Respond to Rejected Board Compensation Proposals

Northern Trust votes on a case by case basis on whether to withhold votes from certain directors in the event the board of directors has not adequately responded to situations in which board proposals for approval of executive compensation have failed to receive majority shareholder approval.

F. Compensation Committee Failure to Adequately Address Pay for Performance

Northern Trust votes on a case by case basis on whether to withhold votes from the certain directors of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers.

G. Leadership and Governance Failures

Northern Trust votes on a case by case basis on whether to withhold from certain directors due to material failures of governance, stewardship, risk oversight or fiduciary responsibilities at the company.

H. Succession Policies

Northern Trust generally votes for proposals seeking disclosure on a CEO succession planning policy, considering the scope of the request and the company’s existing disclosure on its current CEO succession planning process.

I. Proxy Access

Northern Trust votes on a case by case basis on proxy access proposals. Northern Trust will consider a number of factors, including the company’s performance, the performance of the company’s board, the ownership thresholds and holding duration contained in the resolution and the proportion of directors that shareholders may nominate each year.

J. Other Business

Northern Trust opposes other business proposals where shareholders do not have the opportunity to review and understand the details of the proposal.

VII. Capital Structure

A. Common Stock Authorization

Northern Trust votes on a case by case basis, proposals to increase the number of shares of common stock authorized for issue.

B-7

B. Stock Distributions: Splits and Dividends

Northern Trust generally allows for management discretion on matters related to stock distributions, such as stock splits and stock dividends.

C. Unequal Voting Rights

Northern Trust believes that voting rights should align with the shareholders’ economic interests in the company. As such, Northern Trust will generally vote against multi class exchange offers and multi class recapitalizations. If a company has a pre-existing multi class voting structure with superior voting rights, Northern Trust expects the company to develop and implement a sunset provision. If no sunset provision is disclosed, Northern Trust may vote against the relevant committee member.

D. Reverse Stock Splits

Northern Trust generally votes for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

E. Blank Check Preferred Authorization

Absent special circumstances (e.g., actions taken in the context of a hostile takeover attempt) indicating an abusive purpose, Northern Trust generally votes against proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights, stock unless the voting, conversion, dividend and distribution, and other rights are specified and the voting rights are limited to one vote per share.

F. Shareholder Proposals Regarding Blank Check Preferred Stock

Northern Trust generally votes for shareholder proposals requiring blank check preferred stock placements to be submitted for shareholder ratification unless the shares are to be issued for the purpose of raising capital or making acquisitions.

G. Adjust Par Value of Common Stock

Northern Trust generally votes for management proposals to reduce the par value of common stock, while taking into account accompanying corporate governance concerns.

H. Preemptive Rights

Northern Trust reviews on a case by case basis, proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base. We generally oppose preemptive rights for publicly-held companies with a broad stockholder base.

I. Debt Restructurings

Northern Trust reviews on a case by case basis, proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

•	Dilution —How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

B-8

•	Change in Control—Will the transaction result in a change in control of the company?

•	Bankruptcy—Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

J. Share Repurchase Programs

Northern Trust generally votes for management proposals to institute share repurchase plans if the proposal is aligned with long-term shareholder interests. We generally support repurchase programs that allow all shareholders to participate on equal terms, provide a clear board rationale, ensure transparency, and are in line with market normative practices.

VIII. Executive and Director Compensation

A. Equity-Based and Other Incentive Plans

Northern Trust believes that equity-based awards should align the economic interests of management, directors and employees with those of shareholders and it determines voting decisions based on relevant material facts and circumstances, including the total estimate of the company’s equity plan relative to its peers. Northern Trust will generally oppose new plans, or amendments to an existing plan, where:

•	The company’s three year average burn rate significantly exceeds that of its peers.

•	The share issuance would be excessively dilutive;

•	The company has repriced underwater stock options during the past three years;

•	The plan or amendment allows for repricing of underwater options without shareholder approval;

•	The plan contains an evergreen feature that allows for automatic share replenishment without shareholder approval;

•	The plan allows broad discretion to accelerate vesting; and/or

•	The exercise price is less than 100% of fair market value at the time of grant

B. OBRA-Related Compensation Proposals

Northern Trust generally votes for the approval and amendment of plans for the purposes of complying with the provisions of Section 162(m) of OBRA.

C. Proposals Concerning Executive and Director Pay

Northern Trust will review, on a case by case basis, shareholder advisory votes concerning the compensation of named executive officers. At a global level, Northern Trust generally believes that strong remuneration programs should have the following:

•	Robust alignment between pay awarded to executives and long-term company performance

•	Clear link between performance metrics and the company’s stated strategy

•	Strong emphasis on at-risk pay awarded over the long term

•	Clear, comprehensible disclosure of all pay mechanisms and practices

•	High level of responsiveness to shareholder concerns

B-9

Special attention may be given to exceptional remuneration arrangements that deviate from a company’s normal practices. Northern Trust encourages boards to implement clear clawback and malus provisions to recover or withhold pay in cases of misconduct, material misstatement, risk management failures, or reputational harm.

Northern Trust may utilize company disclosures, outside research, and a proprietary internal framework to arrive at a final decision. Consideration is given to global principles as well as other factors such as profitability, company size, overall pay of the top executive, prevailing market practices, and peer pay and performance trends.

Northern Trust generally supports an annual frequency of advisory votes on executive compensation unless the company provides a compelling rationale or unique circumstances.

Northern Trust generally votes on a case by case basis all other shareholder proposals that seek additional disclosure of executive and director pay information, or on proposals that seek to limit executive and director pay.

D. Golden Parachutes

Northern Trust votes on a case by case basis on shareholder advisory votes concerning the severance packages of named executive officers, taking into account the features of the package and the accompanying restructuring proposal. Northern Trust may vote against in situations where:

•	The resulting payout is deemed excessive or unreasonable

•	Payments are triggered solely by the occurrence of a change in control (i.e., a “single trigger”)

•	Excise tax gross ups are likely to be paid

Northern Trust generally votes for shareholder proposals to have golden parachutes submitted for shareholder approval if a company’s existing severance agreement contains any of the aforementioned problematic features.

E. Employee Stock Ownership Plans (ESOPs) and Other Broad-Based Employee Stock Plans

Northern Trust generally votes for proposals to approve an ESOP or other broad-based employee stock purchase or ownership plan, or to increase authorized shares for such existing plans, except in cases when the number of shares allocated to such plans is “excessive” (i.e., generally greater than ten percent (10%) of outstanding shares).

F. 401(k) Employee Benefit Plans

Northern Trust generally votes for proposals to implement a 401(k) savings plan for employees.

IX. State of Incorporation

A. Voting on State Takeover Statutes

Northern Trust votes on a case by case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B-10

B. Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation are examined on a case by case basis.

X. Mergers and Corporate Restructurings

A. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case by case basis, taking into account at least the following:

•	Anticipated financial and operating benefits;

•	Offer price (cost vs. premium);

•	Prospects of the combined companies;

•	How the deal was negotiated; and

•	ESG governance and their impact.

Northern Trust generally votes on a case by case basis in cases where, in connection with a merger or acquisition seeking shareholder approval, a separate shareholder vote is required to approve any agreements or understandings regarding compensation disclosed pursuant to Item 402(t) of Regulation S-K (golden parachute arrangements).

B. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case by case basis.

C. Spin-offs

Votes on spin-offs are considered on a case by case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. Asset Sales

Votes on asset sales are made on a case by case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Votes on liquidations are made on a case by case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights

Northern Trust generally votes for proposals to restore, or provide shareholders with, rights of appraisal.

G. Changing Corporate Name

Northern Trust generally votes for changing the corporate name.

B-11

H. Adjourn Meeting

Northern Trust generally supports adjournment proposals that accompany mergers proposals also being supported. Otherwise, Northern Trust will vote against such proposals.

XI. Mutual Funds

A. Election of Trustees

Votes on trustee nominees are evaluated on a case by case basis.

B. Investment Advisory Agreement

Votes on investment advisory agreements are evaluated on a case by case basis.

C. Fundamental Investment Restrictions

Votes on amendments to a fund’s fundamental investment restrictions are evaluated on a case by case basis.

D. Distribution Agreements

Votes on distribution agreements are evaluated on a case by case basis.

XII. Environmental and Social Issues

A. Environment

Northern Trust upholds environmental stewardship and recognizes that we all are stakeholders in the future of our global environment. Environmental factors increasingly represent significant operational risks and costs to business. At Northern Trust, our primary objective as an asset manager is to create long-term value for our clients. As a major global investor, Northern Trust has interest in how shareholder value is affected by a company’s management and impact on the natural and social environment and recognizes that a well-developed environmental and social management system can enhance shareholder value in the long-term. We generally encourage reporting that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance.

Northern Trust reviews, on a case by case basis, proposals requesting increased disclosure regarding the environmental impact of a company’s operations and products and initiatives to curtail these risks, considering whether sufficient information has been disclosed to shareholders or is otherwise publicly available.

Northern Trust reviews, on a case by case basis, proposals requesting the issuance of corporate sustainability reports, as well as disclosure, where relevant, concerning the emission of greenhouse gasses and the use of fracturing in connection with the extraction of natural gasses.

Northern Trust reviews, on a case by case basis, proposals seeking information on the financial, physical, or regulatory risks a company faces related to climate change – on its operations and investments, or on how the company identifies, measures, and manages such risks.

Northern Trust review, on a case by case basis, proposals requesting the adoption of GHG reduction goals from products and operations.

B-12

Northern Trust generally votes for proposals requesting the issuance of reports by a company detailing its energy efficiency plans.

B. Equal Employment Opportunity

Northern Trust generally votes for proposals advocating for an inclusive working environment and the elimination of workplace discrimination.

Northern Trust generally votes for proposals requesting that a company take reasonable steps to ensure the pool of candidates from which board nominees are chosen or sought as part of routine board searches the company undertakes, contain a broad range of experience and background.

Northern Trust reviews, on a case by case basis, on proposals requesting the issuance of impact reports.

C. Consumer and Product Safety

Northern Trust reviews, on a case by case basis, proposals that request a report or assessment of the safety of a company’s operations and a company’s products and services and efforts to promote their safe use.

Northern Trust reviews, on a case by case basis, proposals requesting increased disclosure of a company’s policies and procedures for managing and mitigating risks related to artificial intelligence, cyber security, and data privacy.

D. Supply Chain Management

Northern Trust reviews, on a case by case basis, proposals requesting increased disclosure on a company’s supply chain policies and processes and its management of related risks.

E. Animal Welfare

Northern Trust reviews, on a case by case basis, proposals requesting increased disclosure or reporting regarding animal treatment issues that may impact a company’s operations and products, especially in relation to food production, unless sufficient information on that topic has already been disclosed to shareholders or is otherwise publicly available.

F. Political and Charitable Contributions

Northern Trust will reviews, on a case by case basis, proposals to publish a company’s political or lobbying contributions, taking into consideration recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending.

Northern Trust generally votes against shareholder proposals to eliminate, direct, or otherwise restrict charitable contributions.

G. Other Miscellaneous

In other social and environmental issues, Northern Trust generally supports the position of a company’s board of directors when voting on shareholder initiated social and environmental proposals. Although Northern Trust acknowledges that the economic and social considerations underlying such proposals are often closely intertwined, we believe that in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

B-13

This page intentionally left blank.

PART C: OTHER INFORMATION

ITEM 28.  EXHIBITS

(a)	(1)	Agreement and Declaration of Trust dated July 1, 1997 incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 36 filed on January 16, 1998.

	(2)	Amendment No. 1 dated February 25, 1998 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 39 filed on February 1, 1999.

	(3)	Amendment No. 2 dated May 15, 1998 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 39 filed on February 1, 1999.

	(4)	Amendment No. 3 dated October 5, 1999 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 41 filed on October 14, 1999.

	(5)	Amendment No. 4 dated January 24, 2000 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 43 filed on January 28, 2000.

	(6)	Amendment No. 5 dated May 2, 2000 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 46 filed on January 17, 2001.

	(7)	Amendment No. 6 dated November 1, 2000 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 46 filed on January 17, 2001.

	(8)	Amendment No. 7 dated July 31, 2001 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 49 filed on July 31, 2001.

	(9)	Amendment No. 8 dated April 29, 2003 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 53 filed on March 29, 2004.

	(10)	Amendment No. 9 dated May 6, 2005 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 56 filed on March 30, 2006.

	(11)	Amendment No. 10 dated November 3, 2006 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 57 filed on March 30, 2007.

	(12)	Amendment No. 11 dated May 9, 2008 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 61 filed on August 20, 2008.

	(13)	Amendment No. 12 dated September 24, 2008 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 62 filed on March 30, 2009.

	(14)	Amendment No. 13 dated February 17, 2010 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(14) to Post-Effective Amendment No. 65 filed on June 15, 2010.

	(15)	Amendment No. 14 dated July 31, 2010 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(15) to Post-Effective Amendment No. 66 filed on March 2, 2011.

	(16)	Amendment No. 15 dated February 18, 2011 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 66 filed on March 2, 2011.

	(17)	Amendment No. 16 dated February 18, 2011 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 69 filed on March 21, 2012.

	(18)	Amendment No. 17 dated February 18, 2011 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(18) to Post-Effective Amendment No. 69 filed on March 21, 2012.

	(19)	Amendment No. 18 dated November 4, 2011 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(19) to Post-Effective Amendment No. 69 filed on March 21, 2012.

	(20)	Amendment No. 19 dated April 1, 2012 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(20) to Post-Effective Amendment No. 69 filed on March 21, 2012.

	(21)	Amendment No. 20 dated November 16, 2012 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(21) to Post-Effective Amendment No. 71 filed on March 22, 2013.

	(22)	Amendment No. 21 dated February 15, 2013 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(22) to Post-Effective Amendment No. 71 filed on March 22, 2013.

	(23)	Amendment No. 22 dated May 22, 2014 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(23) to Post-Effective Amendment No. 75 filed on July 7, 2014.

	(24)	Amendment No. 23 dated October 1, 2016 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(24) to Post-Effective Amendment No. 83 filed on September 29, 2016.

	(25)	Amendment No. 24 dated October 7, 2016 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(25) to Post-Effective Amendment No. 86 filed on March 29, 2017.

	(26)	Amendment No. 25 dated November 17, 2016 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(26) to Post-Effective Amendment No. 86 filed on March 29, 2017.

	(27)	Amendment No. 26 dated May 18, 2017 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(27) to Post-Effective Amendment No. 88 filed on June 26, 2017.

	(28)	Amendment No. 27 dated August 24, 2017 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(28) to Post-Effective Amendment No. 89 filed on September 8, 2017.

	(29)	Amendment No. 28 dated November 28, 2017 to the Agreement and Declaration of Trust incorporated by reference to Exhibit (a)(29) to Post-Effective Amendment No. 91 filed March 28, 2018.

	(30)	Amendment No. 29 dated July 10, 2020 to the Agreement and Declaration of Trust, incorporated by reference to Exhibit (a)(30) to Post-Effective Amendment No. 101 filed on March 26, 2021.

	(31)	Amendment No. 30 dated February 12, 2021 to the Agreement and Declaration of Trust, incorporated by reference to Exhibit (a)(31) to Post-Effective Amendment No. 101 filed on March 26, 2021.

	(32)	Amendment No. 31 dated April 1, 2021 to the Agreement and Declaration of Trust, incorporated by reference to Exhibit (a)(32) to Post-Effective Amendment No. 101 filed on March 26, 2021.

	(33)	Amendment No. 32 dated August 19, 2021 to the Agreement and Declaration of Trust, incorporated by reference to Exhibit (a)(33) to Post-Effective Amendment No. 102 filed on October 6, 2021.

	(34)	Amendment No. 33 dated May 18, 2023 to the Agreement and Declaration of Trust, incorporated by reference to Exhibit (a)(34) to Amendment No. 134 filed on July 31, 2023.

	(35)	Amendment No. 34 dated February 29, 2024 to the Agreement and Declaration of Trust, incorporated by reference to Exhibit (a)(35) to Post-Effective Amendment No. 106 filed on March 27, 2024.

	(36)	Amendment No. 35 dated November 20, 2025 to the Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(36) to Post-Effective Amendment No. 110 filed on December 2, 2026.

	(37)	Amendment No. 36 dated February 19, 2026 to the Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(37) to Post-Effective Amendment No. 113 filed on March 6, 2026.

(b)	(1)	Amended and Restated By-Laws adopted August 2, 2000 incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 46 filed on January 17, 2001.

	(2)	Amendment No. 1 adopted July 29, 2003 to the Amended and Restated By-Laws incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 53 filed on March 29, 2004.

	(3)	Amendment No. 2 adopted April 27, 2004 to the Amended and Restated By-Laws incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 54 filed on January 28, 2005.

	(4)	Amendment No. 3 adopted July 27, 2004 to the Amended and Restated By-Laws incorporated by reference to Exhibit (b)(4) to Post-Effective Amendment No. 54 filed on January 28, 2005.

	(5)	Amendment No. 4 adopted February 14, 2008 to the Amended and Restated By-Laws incorporated by reference to Exhibit (b)(5) to Post-Effective Amendment No. 59 filed on March 14, 2008.

	(6)	Amendment No. 5 adopted November 5, 2010 to the Amended and Restated By-Laws incorporated by reference to Exhibit (b)(6) to Post-Effective Amendment No. 66 filed on March 2, 2011.

	(7)	Amendment No. 6 adopted August 19, 2015 to the Amended and Restated By-Laws incorporated by reference to Exhibit (b)(7) to Post-Effective Amendment No. 80 filed on March 29, 2016.

	(8)	Amended and Restated By-Law Amendment No. 6, adopted August 19, 2015 and Amended and Restated on August 24, 2017 incorporated by reference to Exhibit (b)(8) to Post-Effective Amendment No. 89 filed on September 8, 2017.

(c)		Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated July 1, 1997 incorporated by reference to Exhibit 1 to Post-Effective No. 36 filed on January 16, 1998.

(d)	(1)	Management Agreement between the Registrant, on behalf of Treasury Portfolio and Treasury Instruments Portfolio, and Northern Trust Investments, Inc. dated June 30, 2014 incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 76 filed on September 5, 2014.

(i) Amended and Restated Exhibit A dated June 11, 2024 to the Management Agreement between the Registrant, on behalf of Treasury Portfolio and Treasury Instruments Portfolio, and Northern Trust Investments, Inc. dated June 30, 2014, incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 139 filed on June 11, 2024.

	(2)	Management Agreement dated June 30, 2014 between the Registrant and Northern Trust Investments, Inc. on behalf of the Liquid Assets Portfolio filed as Exhibit (d)(3) to Amendment No. 92.

	(3)	Management Agreement between the Registrant, on behalf of U.S. Government Select Portfolio and U.S. Government Portfolio, and Northern Trust Investments, Inc. dated July 31, 2014 incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 76 filed on September 5, 2014.

(i) Amended and Restated Exhibit A dated April 1, 2021 to the Management Agreement between the Registrant, on behalf of U.S. Government Select Portfolio and U.S. Government Portfolio, and Northern Trust Investments, Inc. dated July 31, 2014, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 101 filed on March 26, 2021.

	(4)	Fee Reduction Commitment between the Registrant and Northern Trust Investments, Inc. dated April 1, 2017, incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 86 filed on March 29, 2017.

	(5)	Expense Reimbursement Agreement between the Registrant and Northern Trust Investments, Inc. dated November 20, 2025 is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 112 filed on February 6, 2026.

(e)	(1)	Distribution Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 88 filed on June 26, 2017.

(i) Amended and Restated Schedule A dated April 1, 2021 to the Distribution Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC, incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 101 filed on March 26, 2021.

	(2)	Placement Agency Agreement dated May 31, 2017 between the Registrant and Northern Funds Distributors, LLC filed as Exhibit (e) to Amendment No. 113 filed on March 28, 2018.

	(3)	Novation Agreement effective September 30, 2021 between the Registrant and Northern Funds Distributors, LLC, incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 104 filed on March 25, 2022.

	(4)	Novation Agreement effective September 30, 2021 between the Northern Institutional Funds, on behalf of the Liquid Assets Portfolio and Northern Funds Distributors, LLC incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 104 filed on March 25, 2022.

(f)		Not applicable.

(g)	(1)	Custody Agreement between the Registrant and The Northern Trust Company dated June 30, 2014 incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 76 filed on September 5, 2014.

	(2)	Amended and Restated Schedule A dated August 22, 2019 to the Custody Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 99 filed March 27, 2020.

	(3)	Amended and Restated Schedule B dated April 1, 2021 to the Custody Agreement dated June 30, 2014, incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 101 filed on March 26, 2021.

	(4)	Amended and Restated Schedule I dated March 2, 2023 to the Custody Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 105 filed on March 27, 2023.

	(5)	Amendment dated August 1, 2019 to the Custody Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 99 filed on March 27, 2020.

(h)	(1)	Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company dated June 30, 2014 incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 76 filed on September 5, 2014.

	(2)	Amended and Restated Schedule A dated April 1, 2021 to the Transfer Agency and Service Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 101 filed March 26, 2021.

	(3)	Amended and Restated Schedule B dated April 1, 2021 to the Transfer Agency and Service Agreement dated June 30, 2014 between the Registrant and The Northern Trust Company incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 101 filed on March 26, 2021.

	(4)	Amendment to Transfer Agency and Service Agreement dated November 15, 2018 between the Registrant and The Northern Trust Company incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 95 filed on March 27, 2019.

	(5)	Amendment to Transfer Agency and Service Agreement dated August 1, 2019 between the Registrant and The Northern Trust Company incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 99 filed on March 27, 2020.

	(6)	Service Plan for the Service Class and the Premier Class dated January 27, 1998, as amended on February 2, 2001, February 13, 2004, November 19, 2015, November 14, 2019 and June 11, 2024 and Related Forms of Servicing Agreement, incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 139 filed on June 11, 2024.

(i)	(1)	Opinion of Faegre Drinker Biddle And Reath LLP dated March 26, 2021, incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 101 filed on March 26, 2021.

	(2)	Opinion and Consent of Stradley Ronon Stevens & Young LLP, dated December 3, 2021, incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 103 filed on December 3, 2021.

	(3)	Opinion and Consent of Stradley Ronon Stevens & Young LLP, dated June 11, 2024 incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 108 filed on June 11, 2024.

	(4)	Legal Opinion and Consent of Stradley Ronon Stevens & Young LLP is incorporated by reference to Exhibit (i)(4) to Post-Effective Amendment No. 112 filed on February 6, 2026.

(j)	(1)	Consent of Deloitte & Touche LLP dated March, 26, 2026 is filed herewith.

	(2)	Consent of Deloitte & Touche LLP with respect to Treasury Instruments Portfolio dated February 5, 2026 is incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No.112 filed on February 6, 2026.

(k)		Not Applicable.

(l)	(1)	Subscription Agreement dated December 8, 1982 with Goldman, Sachs & Co. incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 38 filed on March 27, 1998.

	(2)	Amendment No. 1 dated May 16, 1983 to Subscription Agreement with Goldman, Sachs & Co. incorporated by reference to Exhibit 13(a) to Post-Effective Amendment No. 38 filed on March 27, 1998.

	(3)	Amendment No. 2 dated May 19, 1983 to Subscription Agreement with Goldman, Sachs & Co. incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 38 filed on March 27, 1998.

	(4)	Amendment No. 3 dated October 25, 1985 to Subscription Agreement with Goldman, Sachs & Co. incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 38 filed on March 27, 1998.

	(5)	Purchase Agreement dated September 24, 2008 for shares of the Treasury Portfolio incorporated by reference to Exhibit (l)(6) to Post-Effective Amendment No. 62 filed on March 30, 2009.

	(6)	Purchase Agreement dated August 24, 2017 for Treasury Instruments Portfolio incorporated by reference to Exhibit (l)(6) to Post-Effective Amendment No. 89 filed on September 8, 2017.

(m)		Not Applicable.

(n)		Amended and Restated Plan pursuant to Rule 18f-3 for Operation of a Multi-Class System, adopted on February 19, 2026, incorporated by reference to Exhibit (n) Post-Effective Amendment No. 113 filed on March 6, 2026.

(o)		Reserved.

(p)	(1)	Amended Code of Ethics of the Trust adopted August 2, 2000, as revised February 13, 2025 incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 109 filed on March 28, 2025.

	(2)	Amended Code of Ethics of Northern Trust Investments, Inc. adopted February 1, 2005, as amended January 2, 2025 incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 109 filed on March 28, 2025.

(q)	(1)	Powers of Attorney dated February 12, 2025 incorporated by reference to Exhibit (q)(1) to Post-Effective Amendment No. 109 filed on March 28, 2025.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Northern Institutional Funds (the “Registrant”) is controlled by its Board of Trustees. As of the date of this Registration Statement, Northern Funds, a Delaware Statutory Trust, is under common control with the Registrant.

ITEM 30. INDEMNIFICATION

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust dated July 1, 1997, as amended, provides for indemnification of the Registrant’s Trustees and officers under certain circumstances. The Agreement and Declaration of Trust is incorporated by reference herein.

Each Management Agreement includes Section 11 between the Registrant and Northern Trust Investments, Inc., the investment adviser for each series of the Registrant (the “Investment Adviser” or “NTI”) which provides for indemnification of NTI as it relates to advisory services it provides to the Registrant or, in lieu thereof, contribution by the Registrant, under certain circumstances.

Section 11 of each Management Agreement also provides for indemnification of NTI as it relates to administration services and duties, against all claims except those resulting from the willful misfeasance, bad faith, negligence or reckless disregard of NTI, or NTI’s breach of confidentiality. The Management Agreements are incorporated by reference herein.

Section 3 of the Placement Agency Agreement and Distribution Agreement between the Registrant and Northern Funds Distributors, LLC (“NFD”) provides that the Registrant will indemnify NFD against certain liabilities relating to untrue statements, or alleged untrue statements, or omissions of material fact except those resulting from the reliance on information furnished to the Registrant by NFD, or those resulting from NFD’s willful misfeasance, bad faith or negligence in the performance of its duties and obligations, or by reason of NFD’s reckless disregard of its duties and obligations under the Placement Agency Agreement or Distribution Agreement, or NFD’s breach of confidentiality. Section 3 of the Placement Agency Agreement and Distribution Agreement also provides that NFD will indemnify the Trustees and officers of the Registrant against certain liabilities relating to untrue statements, or alleged untrue statements, or omissions of material fact resulting from the reliance on information furnished to the Registrant by NFD, and those liabilities resulting from NFD’s willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Placement Agency Agreement and Distribution Agreement, respectively, or NFD’s breach of its confidentiality obligations under the Placement Agency Agreement and Distribution Agreement, respectively. The Placement Agency Agreement and Distribution Agreement are incorporated by reference herein.

A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as investment adviser of each of the Portfolios. NTI is referred to as the “Investment Adviser.” NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603. Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. The table below was provided to the Registrant by the Investment Adviser for inclusion in this Registration Statement.

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Bahuguna, Anwiti Co-Chief Investment Officer	The Northern Trust Company	Executive Vice President

Carberry, Craig R. Chief Legal Officer, Senior Trust Officer and Secretary	The Northern Trust Company Northern Trust Securities, Inc. Northern Trust Corporation	Deputy General Counsel and Senior Vice President Chief Legal Officer and Secretary Deputy General Counsel

Caron, Judy A. Assistant Trust Officer, and Assistant Secretary	None	None

Carroll, Stephen E. Chief Financial Officer, Senior Vice President, Treasurer and Cashier	NT Global Advisors, Inc.	Chief Financial Officer and Senior Vice President

Chappell, Darlene Anti-Money Laundering Compliance Officer and Vice President	50 South Capital Advisors, LLC Northern Trust Securities, Inc.	AML Compliance Officer AML Compliance Officer

Crowley, Shannon Head of Marketing and Senior Vice President	None	None

Del Real, Jose J. Assistant Secretary	The Northern Trust Company	Assistant General Counsel and Senior Vice President

Diwan, Kapinder Business Unit Chief Information Security Officer and Senior Vice President	None	None

Feeney, Angelica C. Assistant Secretary	None	None

Hawkins, Sheri B. Director and Executive Vice President	The Northern Trust Company	Executive Vice President

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Hunstad, Michael Ryan Chairman, President, and Chief Executive Officer	The Northern Trust Company Northern Trust Corporation	Executive Vice President and President – Asset Management Executive Vice President and President – Asset Management

Kar, Paula Director, Global Head of Product and Executive Vice President	None	None

Kumar, Archana Director, Chief Operating Officer and Executive Vice President	50 South Capital Advisors, LLC NT Global Advisors, Inc. The Northern Trust Company	Manager Director Executive Vice President

Luthra, Vijay Chief Information Officer and Executive Vice President	The Northern Trust Company	Executive Vice President

McInerney, Joseph W. Chief Risk Officer and Senior Vice President	50 South Capital Advisors, LLC	Manager

Roth, Christian Co-Chief Investment Officer and Executive Vice President	None	None

Teufel, Maya G. Chief Compliance Officer and Senior Vice President	None	None

Thomas, Sunitha Cherian Director and Senior Vice President	The Northern Trust Company	Head of Wealth & Intermediary Client Group

Zielinski, Kimberly Assistant Secretary	None	None

ITEM 32. PRINCIPAL UNDERWRITERS

(a)

Northern Funds Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended (other than the Registrant):

1.	Northern Funds

(b)

The following are the Officers and Manager of the Distributor, the Registrant’s underwriter, none of whom serve as an officer of the Registrant. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position(s) with Distributor	Position(s) with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None

Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None

Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None

Gordon B. Taylor	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None

Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None

Name	Address	Position(s) with Distributor	Position(s) with Registrant
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The location of accounts and records was provided in the most recent report on Form N-CEN filed by the Registrant.

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 114 to its Registration Statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 114 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 27th day of March, 2026.

NORTHERN INSTITUTIONAL FUNDS

By:	/s/ Kevin P. O’Rourke
Kevin P. O’Rourke President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 114 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Kevin P. O’Rourke Kevin P. O’Rourke	President (Principal Executive Officer)	March 27, 2026

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial and Accounting Officer)	March 27, 2026

/s/ Therese M. Bobek* Therese M. Bobek	Trustee	March 27, 2026

/s/ Ingrid LaMae A. de Jongh* Ingrid LaMae A. de Jongh	Trustee	March 27, 2026

/s/ Thomas A. Kloet* Thomas A. Kloet	Trustee	March 27, 2026

/s/ David R. Martin* David R. Martin	Trustee	March 27, 2026

/s/ William Martin* William Martin	Trustee	March 27, 2026

Name	Title	Date

/s/ Cynthia R. Plouché* Cynthia R. Plouché	Trustee	March 27, 2026

/s/ Mary Jacobs Skinner* Mary Jacobs Skinner	Trustee	March 27, 2026

/s/ Paula Kar* Paula Kar	Trustee	March 27, 2026

/s/ Kevin P. O’Rourke *By Kevin P. O’Rourke Attorney-In-Fact (pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Exhibit (j)(1)	Consent of Deloitte & Touche LLP